UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2009

Date of reporting period:	6/30/2009

Item 1. Reports to Stockholders.

MassMutual Select Funds

Semiannual Report

June 30, 2009

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Retirement Services

Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MassMutual Select Strategic Bond Fund	21
MassMutual Select Strategic Balanced Fund	30
MassMutual Select Diversified Value Fund	40
MassMutual Select Fundamental Value Fund	42
MassMutual Select Value Equity Fund	44
MassMutual Select Large Cap Value Fund	46
MassMutual Select Indexed Equity Fund	48
MassMutual Select Core Opportunities Fund	54
MassMutual Select Blue Chip Growth Fund	56
MassMutual Select Large Cap Growth Fund	58
MassMutual Select Aggressive Growth Fund	60
MassMutual Select NASDAQ-100® Fund	62
MassMutual Select Focused Value Fund	64
MassMutual Select Mid-Cap Value Fund	65
MassMutual Select Small Cap Value Equity Fund	68
MassMutual Select Small Company Value Fund	76
MassMutual Select Mid Cap Growth Equity Fund	81
MassMutual Select Mid Cap Growth Equity II Fund	84
MassMutual Select Small Cap Growth Equity Fund	87
MassMutual Select Small Company Growth Fund	91
MassMutual Select Emerging Growth Fund	94
MassMutual Select Diversified International Fund	97
MassMutual Select Overseas Fund	100
MassMutual Select Destination Retirement Income Fund	104
MassMutual Select Destination Retirement 2010 Fund	105
MassMutual Select Destination Retirement 2020 Fund	106
MassMutual Select Destination Retirement 2030 Fund	107
MassMutual Select Destination Retirement 2040 Fund	108
MassMutual Select Destination Retirement 2050 Fund	109
Statements of Assets and Liabilities	110
Statements of Operations	126
Statements of Changes in Net Assets	134
Financial Highlights	150
Notes to Financial Statements	237
Other Information	309

This material must be preceded or accompanied by a current prospectus for the MassMutual Select Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – President's Letter to Shareholders

 To Our Shareholders

Eric Wietsma

"Long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2009. As in the latter part of 2008, stock markets across the globe declined substantially over the first couple of months of 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — aside from the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

Barack Obama became the 44th president of the United States and, in February, signed the $787 billion American Recovery and Reinvestment Act of 2009 into law. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President's Letter to Shareholders (Continued)

immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

The first six months of 2009 provide us with plenty of evidence that the financial markets are cyclical. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to give yourself a stronger financial future.

Sincerely,

Eric Wietsma
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries

What is the investment objective of MassMutual Select Strategic Bond Fund, and who are the Fund's sub-advisers?
The Fund seeks a superior total rate of return by investing in fixed-income instruments. The Fund normally invests at least 80% of its net assets in U.S. dollar-denominated fixed-income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities and money market instruments. Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury. The Fund's sub-advisers are Western Asset Management Company (Western Asset) and Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar-denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Quality Structure (% of Net Assets) on 6/30/09 (Unaudited)
U.S. Government, Aaa/AAA	52.6%
Aa/AA	3.3%
A/A	9.8%
Baa/BBB	13.0%
Ba/BB	4.8%
B/B and Below	7.5%
Other Long-Term Securities	0.2%
Total Long-Term Investments	91.2%
Short-Term Investments and Other Assets and Liabilities	8.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Strategic Balanced Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Three sub-advisers each manage their own portion of the Fund's assets. J.P. Morgan Investment Management Inc. (J.P. Morgan) manages the equity component and Western Asset Management Company (Western Asset) and Western Asset Management Company Limited (Western Asset Limited) manage the fixed-income component. Western Asset Limited manages the non-U.S. dollar-denominated investments of Western Asset's portion of the Fund. The Fund's target allocation is 65% equity securities and 35% fixed-income securities, but the allocation may fluctuate based on cash flow activity or market performance.

MassMutual Select Strategic Balanced Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Federal National Mortgage Association Pool #888283 5.000% 8/01/34	7.1%
Federal National Mortgage Association Pool #960550 5.500% 1/01/38	2.4%
Exxon Mobil Corp.	1.9%
Hewlett-Packard Co.	1.4%
Microsoft Corp.	1.3%
Cisco Systems, Inc.	1.2%
Abbott Laboratories	0.9%
Merck & Co., Inc.	0.9%
Occidental Petroleum Corp.	0.9%
Goldman Sachs Group, Inc. The	0.9%
18.9%

MassMutual Select Strategic Balanced Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equities	59.2%
Bonds & Notes	35.5%
Rights	0.0%
Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Diversified Value Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	5.8%
AT&T, Inc.	4.3%
Chevron Corp.	3.6%
Pfizer, Inc.	3.4%
JP Morgan Chase & Co.	2.9%
Wells Fargo & Co.	2.3%
The Procter & Gamble Co.	2.2%
Merck & Co., Inc.	2.1%
The Goldman Sachs Group, Inc.	2.1%
Time Warner, Inc.	2.1%
30.8%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	26.0%
Financial	19.5%
Communications	18.4%
Energy	18.2%
Industrial	6.0%
Consumer, Cyclical	5.6%
Utilities	2.2%
Basic Materials	1.8%
Technology	0.7%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

What is the investment objective of MassMutual Select Fundamental Value Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term total return by investing, under normal circumstances, at least 80% of its net assets in equity securities, with a focus on companies with large capitalizations (generally having market capitalizations above $2 billion). The Fund's sub-adviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	4.5%
JP Morgan Chase & Co.	3.6%
Wells Fargo & Co.	3.4%
The Goldman Sachs Group, Inc.	3.0%
Chevron Corp.	2.8%
AT&T, Inc.	2.6%
ACE Ltd.	2.3%
Pfizer, Inc.	2.2%
Occidental Petroleum Corp.	2.1%
Bank of America Corp.	1.7%
28.2%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	21.6%
Consumer, Non-cyclical	19.3%
Energy	16.5%
Industrial	9.7%
Consumer, Cyclical	7.8%
Communications	7.0%
Technology	5.8%
Utilities	5.3%
Basic Materials	3.8%
Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Value Equity Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term growth of capital by investing in securities of companies that the Fund's sub-adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential and cash flow, or in relation to securities of other companies in the same industry. The Fund's sub-adviser is Pyramis Global Advisors, LLC (Pyramis).

MassMutual Select Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	4.5%
Chevron Corp.	4.2%
Pfizer, Inc.	4.1%
Bank of America Corp.	3.6%
JP Morgan Chase & Co.	3.4%
AT&T, Inc.	3.3%
Wells Fargo & Co.	3.1%
Occidental Petroleum Corp.	2.5%
General Electric Co.	2.3%
NRG Energy, Inc.	2.0%
33.0%

MassMutual Select Value Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	24.5%
Energy	18.7%
Consumer, Non-cyclical	16.3%
Communications	12.2%
Industrial	9.6%
Utilities	6.3%
Consumer, Cyclical	6.0%
Technology	3.7%
Basic Materials	3.0%
Total Long-Term Investments	100.3%
Short-Term Investments and Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

What is the investment objective of MassMutual Select Large Cap Value Fund, and who is the Fund's sub-adviser?
The Fund seeks both capital growth and income by selecting businesses that possess characteristics that the Fund's sub-adviser believes foster the creation of long-term value such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Fund's sub-adviser is Davis Selected Advisers, L.P. (Davis).

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Berkshire Hathaway, Inc. Class A	5.0%
Occidental Petroleum Corp.	4.7%
Wells Fargo & Co.	4.1%
Costco Wholesale Corp.	4.0%
EOG Resources, Inc.	2.9%
Devon Energy Corp.	2.9%
JP Morgan Chase & Co.	2.7%
American Express Co.	2.7%
CVS Caremark Corp.	2.4%
Loews Corp.	2.3%
33.7%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	27.2%
Consumer, Non-cyclical	18.7%
Energy	16.4%
Consumer, Cyclical	10.0%
Technology	7.1%
Industrial	7.0%
Communications	6.9%
Basic Materials	3.2%
Diversified	1.1%
Utilities	0.2%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Indexed Equity Fund, and who is the Fund's sub-adviser?
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. The Fund seeks to achieve its objective by investing at least 80% of its net assets in the equity securities of companies that make up the S&P 500® Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (NTI).

"Standard & Poor's® ", "S&P® ", "S&P 500® ", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MassMutual Select Indexed Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	4.1%
Microsoft Corp.	2.2%
Johnson & Johnson	1.9%
Procter & Gamble Co. The	1.8%
AT&T, Inc.	1.8%
International Business Machines Corp.	1.7%
Chevron Corp.	1.6%
JP Morgan Chase & Co.	1.6%
Apple, Inc.	1.5%
General Electric Co.	1.5%
19.7%

MassMutual Select Indexed Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	23.8%
Financial	13.1%
Energy	12.3%
Technology	12.3%
Communications	11.3%
Industrial	9.7%
Consumer, Cyclical	8.3%
Utilities	3.9%
Basic Materials	3.1%
Diversified	0.0%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Core Opportunities Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term growth of capital by normally investing at least 80% of its net assets in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies. The Fund's sub-adviser seeks to invest in both growth and value securities. The Fund's sub-adviser is Victory Capital Management Inc. (Victory).

MassMutual Select Core Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Schlumberger Ltd.	4.3%
Lowe's Cos., Inc.	3.9%
Halliburton Co.	3.2%
Wal-Mart Stores, Inc.	3.2%
EMC Corp.	3.1%
Charles Schwab Corp. The	3.1%
United Parcel Service, Inc. Class B	3.0%
CVS Caremark Corp.	2.9%
Intel Corp.	2.9%
Alcon, Inc.	2.7%
32.3%

MassMutual Select Core Opportunities Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	19.7%
Technology	17.1%
Consumer, Cyclical	15.5%
Energy	10.7%
Financial	9.5%
Basic Materials	8.4%
Industrial	7.7%
Communications	6.0%
Utilities	1.5%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
Net Assets	100.0%

What is the investment objective of MassMutual Select Blue Chip Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks growth of capital over the long term by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	5.2%
Amazon.com, Inc.	4.1%
Google, Inc. Class A	3.8%
Microsoft Corp.	2.9%
Danaher Corp.	2.7%
The Goldman Sachs Group, Inc.	2.5%
Qualcomm, Inc.	2.4%
State Street Corp.	2.2%
Gilead Sciences, Inc.	2.1%
Schlumberger Ltd.	2.1%
30.0%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Communications	21.3%
Consumer, Non-cyclical	19.5%
Technology	16.3%
Financial	16.1%
Consumer, Cyclical	9.1%
Energy	8.0%
Industrial	5.7%
Basic Materials	2.6%
Utilities	0.8%
Mutual Funds	0.4%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Large Cap Growth Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term growth of capital and future income by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of large capitalization companies. Effective May 1, 2009, Rainier Investment Management, Inc. (Rainier) replaced AllianceBernstein L.P. (AllianceBernstein) as the Fund's sub-adviser.

MassMutual Select Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	2.9%
Transocean Ltd.	2.7%
Google, Inc. Class A	2.4%
Abbott Laboratories	2.3%
PepsiCo, Inc.	2.3%
JP Morgan Chase & Co.	2.2%
Qualcomm, Inc.	2.1%
Devon Energy Corp.	2.1%
Cisco Systems, Inc.	2.0%
CVS Caremark Corp.	2.0%
23.0%

MassMutual Select Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	22.6%
Technology	15.3%
Consumer, Cyclical	15.0%
Industrial	10.9%
Energy	10.5%
Communications	10.2%
Financial	9.4%
Basic Materials	3.3%
Utilities	1.8%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

What is the investment objective of MassMutual Select Aggressive Growth Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital appreciation by investing primarily in U.S. common stocks and other equity securities. The Fund's sub-advisers are Sands Capital Management, LLC (Sands Capital), which was responsible for approximately 50% of the Fund's portfolio; and Delaware Management Company (DMC), which oversaw approximately 50% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Aggressive Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	6.4%
Google, Inc. Class A	5.2%
IntercontinentalExchange, Inc.	5.1%
Visa Inc. Class A	5.0%
Qualcomm, Inc.	4.8%
Allergan, Inc.	4.1%
CME Group, Inc.	3.5%
Intuitive Surgical, Inc.	3.1%
Amazon.com, Inc.	3.1%
National Oilwell Varco, Inc.	2.9%
43.2%

MassMutual Select Aggressive Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	30.4%
Communications	18.8%
Technology	14.9%
Financial	10.2%
Consumer, Cyclical	8.8%
Energy	8.6%
Basic Materials	4.4%
Industrial	3.1%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select NASDAQ-100® Fund, and who is the Fund's sub-adviser?
The Fund seeks to approximate, as closely as practicable (before fees and expenses), the total return of the NASDAQ-100 Index® . The Fund seeks to achieve its objective by investing at least 80% of its net assets in the equity securities of companies included in the NASDAQ-100 Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (NTI).

NASDAQ® , NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MassMutual Select NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Apple, Inc.	13.3%
Qualcomm, Inc.	6.8%
Microsoft Corp.	5.5%
Google, Inc. Class A	4.6%
Oracle Corp.	3.3%
Gilead Sciences, Inc.	3.1%
Research In Motion Ltd.	3.0%
Cisco Systems, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.7%
Intel Corp.	2.4%
47.6%

MassMutual Select NASDAQ-100 Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Technology	41.1%
Communications	26.4%
Consumer, Non-cyclical	19.4%
Consumer, Cyclical	7.3%
Industrial	3.2%
Energy	0.9%
Basic Materials	0.7%
U.S. Treasury Bills	0.5%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

What is the investment objective of MassMutual Select Focused Value Fund, and who is the Fund's sub-adviser?	The Fund seeks growth of capital over the long term by investing primarily in a non-diversified portfolio of U.S. equity securities. The Fund's sub-adviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Intel Corp.	7.7%
Starwood Hotels & Resorts Worldwide, Inc.	6.9%
Carnival Corp.	5.7%
Discover Financial Services	5.7%
Robert Half International, Inc.	5.3%
Bank of New York Mellon Corp.	5.2%
Hewlett-Packard Co.	5.2%
Illinois Tool Works, Inc.	4.9%
Franklin Resources, Inc.	4.8%
Tiffany & Co.	4.8%
56.2%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Cyclical	23.9%
Financial	21.5%
Technology	17.6%
Industrial	12.8%
Consumer, Non-cyclical	9.4%
Energy	5.1%
Communications	3.7%
Total Long-Term Investments	94.0%
Short-Term Investments and Other Assets and Liabilities	6.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Mid-Cap Value Fund, and who are the Fund's sub-advisers?
The Fund seeks growth of capital over the long term by investing, under normal conditions, at least 80% of its net assets in the stocks of mid-cap companies. Effective June 16, 2009, Systematic Financial Management, L.P. (Systematic) became a co-subadviser of this Fund. The Fund's sub-advisers are Cooke & Bieler, L.P. (Cooke & Bieler), which was responsible for approximately 64% of the Fund's portfolio; and Systematic, which oversaw approximately 36% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Quest Diagnostics, Inc.	2.8%
International Flavors & Fragrances, Inc.	2.6%
White Mountains Insurance Group Ltd.	2.6%
Willis Group Holdings Ltd.	2.1%
Arthur J. Gallagher & Co.	2.0%
Molex, Inc.	2.0%
Bemis Co., Inc.	1.9%
Valspar Corp. The	1.8%
Corinthian Colleges, Inc.	1.8%
Diebold, Inc.	1.8%
21.4%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	22.2%
Financial	21.7%
Industrial	16.2%
Consumer, Cyclical	11.6%
Technology	7.8%
Basic Materials	6.4%
Utilities	4.7%
Communications	4.1%
Energy	3.4%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

What is the investment objective of MassMutual Select Small Cap Value Equity Fund, and who is the Fund's sub-adviser?	The Fund seeks to maximize total return through investment primarily in small capitalization equity securities. The Fund's sub-adviser is SSgA Funds Management, Inc. (SSgA FM).

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
New Jersey Resources Corp.	0.8%
Rent-A-Center, Inc.	0.8%
South Jersey Industries, Inc.	0.7%
TIBCO Software, Inc.	0.7%
Portland General Electric Co.	0.7%
NorthWestern Corp.	0.7%
Benchmark Electronics, Inc.	0.7%
Sensient Technologies Corp.	0.6%
EnerSys	0.6%
Unisource Energy Corp. Co.	0.6%
6.9%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	32.4%
Industrial	15.8%
Consumer, Non-cyclical	11.0%
Consumer, Cyclical	11.0%
Communications	7.5%
Utilities	6.8%
Technology	5.5%
Basic Materials	4.8%
Energy	4.7%
Diversified	0.2%
Total Long-Term Investments	99.7%
Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Small Company Value Fund, and who are the Fund's sub-advisers?
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies. The Fund is managed by three sub-advisers: T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 49% of the Fund's portfolio; Federated Clover Investment Advisors (Federated Clover), which was responsible for approximately 37% of the Fund's portfolio; and EARNEST Partners, LLC (Earnest Partners), which managed approximately 14% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Aaron's, Inc.	1.6%
ProAssurance Corp.	1.2%
Landstar System, Inc.	1.1%
Owens & Minor, Inc.	1.1%
Cabot Oil & Gas Corp.	0.9%
SPSS, Inc.	0.8%
AptarGroup, Inc.	0.8%
URS Corp.	0.8%
Beacon Roofing Supply, Inc.	0.8%
SVB Financial Group	0.7%
9.8%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Financial	21.7%
Industrial	20.8%
Consumer, Non-cyclical	13.9%
Consumer, Cyclical	12.9%
Basic Materials	7.7%
Technology	6.6%
Energy	5.8%
Communications	5.0%
Utilities	4.2%
Mutual Funds	0.5%
Diversified	0.2%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Mid Cap Growth Equity Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400 Index or the Russell Midcap® Growth Index. The Fund's sub-advisers are Wellington Management Company, LLP (Wellington Management), which was responsible for approximately 59% of the Fund's portfolio; and Turner Investment Partners, Inc. (Turner), which oversaw approximately 41% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Mid Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
McAfee Inc.	1.8%
Kohl's Corp.	1.6%
Jarden Corp.	1.4%
St. Jude Medical, Inc.	1.2%
Corinthian Colleges, Inc.	1.1%
Adobe Systems, Inc.	1.1%
Hanesbrands, Inc.	1.1%
Juniper Networks, Inc.	1.1%
Best Buy Co., Inc.	1.0%
Advance Auto Parts, Inc.	1.0%
12.4%

MassMutual Select Mid Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	25.7%
Consumer, Cyclical	21.0%
Technology	14.4%
Industrial	13.4%
Communications	9.6%
Financial	5.4%
Energy	4.9%
Basic Materials	3.2%
Utilities	0.6%
Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Mid Cap Growth Equity II Fund, and who is the Fund's sub-adviser?
The Fund seeks growth of capital over the long term by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Roper Industries, Inc.	1.7%
AMETEK, Inc.	1.7%
Rockwell Collins, Inc.	1.7%
Juniper Networks, Inc.	1.6%
Agnico-Eagle Mines Ltd.	1.5%
Western Union Co.	1.5%
Global Payments, Inc.	1.5%
SAIC, Inc.	1.4%
Marriott International, Inc. Class A	1.4%
Cephalon, Inc.	1.3%
15.3%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	24.2%
Technology	14.1%
Industrial	13.8%
Communications	12.7%
Consumer, Cyclical	10.5%
Financial	8.6%
Energy	8.2%
Basic Materials	2.1%
Mutual Funds	1.0%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's managers believe offer potential for long-term growth. The Fund's sub-advisers are Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 54% of the Fund's portfolio; and Wellington Management Company, LLP (Wellington Management), which managed approximately 46% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
J.B. Hunt Transport Services, Inc.	2.5%
Riverbed Technology, Inc.	2.4%
Constant Contact, Inc.	2.3%
Athenahealth, Inc.	2.2%
MICROS Systems, Inc.	2.1%
O'Reilly Automotive, Inc.	2.1%
Allscripts-Misys Healthcare Solutions, Inc.	2.0%
LKQ Corp.	1.9%
Blackboard, Inc.	1.9%
Alberto-Culver Co.	1.9%
21.3%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	23.2%
Technology	22.7%
Consumer, Cyclical	17.3%
Industrial	13.8%
Communications	8.9%
Financial	5.5%
Energy	4.3%
Utilities	1.0%
Basic Materials	0.8%
Mutual Funds	0.6%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

What is the investment objective of MassMutual Select Small Company Growth Fund, and who are the Fund's sub-advisers?
The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's sub-advisers believe offer potential for long-term growth. The Fund is managed by two sub-advisers: Eagle Asset Management, Inc. (Eagle), which was responsible for approximately 72% of the Fund's portfolio; and The Boston Company Asset Management, LLC (The Boston Company), which managed approximately 28% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Thoratec Corp.	2.7%
American Medical Systems Holdings, Inc.	2.3%
Bally Technologies, Inc.	2.1%
Eclipsys Corp.	1.8%
True Religion Apparel, Inc.	1.7%
Compellent Technologies, Inc.	1.7%
Cash America International, Inc.	1.7%
DTS, Inc.	1.6%
Universal Electronics, Inc.	1.6%
EMS Technologies, Inc.	1.6%
18.8%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	29.7%
Technology	20.8%
Consumer, Cyclical	17.5%
Industrial	13.3%
Communications	6.0%
Financial	4.8%
Basic Materials	3.0%
Energy	3.0%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Emerging Growth Fund, and who are the Fund's sub-advisers?
The Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above-average rates. The Fund's sub-advisers are Essex Investment Management Company, LLC (Essex), which oversaw approximately 60% of the Fund's portfolio; and Insight Capital Research & Management, Inc. (Insight Capital), which was responsible for approximately 40% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Emerging Growth Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Neutral Tandem Inc.	2.6%
Green Mountain Coffee Roasters, Inc.	2.4%
Illumina, Inc.	2.4%
AsiaInfo Holdings, Inc.	2.4%
STEC, Inc.	2.3%
URS Corp.	1.7%
Brocade Communications Systems, Inc.	1.7%
American Dairy, Inc.	1.6%
SkillSoft PLC Sponsored ADR (Ireland)	1.6%
Synaptics, Inc.	1.5%
20.2%

MassMutual Select Emerging Growth Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	29.8%
Technology	19.9%
Communications	19.3%
Industrial	12.6%
Consumer, Cyclical	8.8%
Financial	4.8%
Energy	2.2%
Basic Materials	1.0%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Diversified International Fund, and who is the Fund's sub-adviser?
The Fund seeks growth of capital over the long term by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Royal Dutch Shell PLC Class A	2.4%
Vodafone Group PLC	2.1%
BP PLC	1.9%
CEZ AS	1.8%
Samsung Electronics Co. Ltd.	1.7%
BNP Paribas	1.7%
Total SA	1.7%
KB Financial Group, Inc.	1.7%
Lukoil OAO Sponsored ADR (Russia)	1.7%
Telefonica SA	1.6%
18.3%

MassMutual Select Diversified International Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
United Kingdom	16.5%
Germany	11.7%
France	10.8%
Japan	10.6%
Canada	5.4%
Republic of Korea	5.2%
Australia	4.2%
Italy	3.7%
Sweden	3.3%
Russia	3.3%
Netherlands	2.9%
Switzerland	2.5%
Brazil	2.4%
South Africa	1.9%
Czech Republic	1.8%
Spain	1.6%
China	1.3%
Taiwan	1.3%
Finland	1.2%
Norway	1.2%
Luxembourg	0.9%
Turkey	0.8%
Belgium	0.8%
Israel	0.7%
Thailand	0.5%
Mexico	0.4%
Hong Kong	0.3%
Bermuda	0.1%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment objective of MassMutual Select Overseas Fund, and who are the Fund's sub-advisers?
The Fund seeks growth of capital over the long term by investing in both foreign and domestic equity securities. The Fund seeks to achieve its objective by investing at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund's three sub-advisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 50% of the Fund's portfolio; Harris Associates L.P. (Harris), which oversaw approximately 28% of the Fund's portfolio, and AllianceBernstein L.P. (AllianceBernstein), which managed approximately 22% of the Fund's portfolio, as of June 30, 2009.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Nestle SA	2.8%
Roche Holding AG	2.2%
LVMH Moet Hennessy Louis Vuitton SA	2.0%
Reckitt Benckiser Group PLC	1.9%
Diageo PLC	1.8%
Givaudan SA Registered	1.6%
Linde AG	1.6%
Heineken NV	1.6%
Schneider Electric SA	1.5%
Canon, Inc.	1.5%
18.5%

MassMutual Select Overseas Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
United Kingdom	16.9%
Switzerland	15.5%
France	14.7%
Japan	11.7%
Germany	10.9%
Netherlands	5.2%
Canada	2.4%
Italy	1.7%
Mexico	1.7%
Republic of Korea	1.7%
Bermuda	1.6%
Australia	1.4%
Sweden	1.1%
Spain	1.0%
Taiwan	1.0%
United States	0.9%
India	0.9%
South Africa	0.8%
Brazil	0.7%
Singapore	0.6%
Ireland	0.6%
Russia	0.5%
Czech Republic	0.5%
Turkey	0.5%
China	0.5%
Hong Kong	0.4%
Finland	0.4%
Austria	0.3%
Belgium	0.2%
Norway	0.2%
Luxembourg	0.2%
Israel	0.2%
Thailand	0.1%
New Zealand	0.0%
Indonesia	0.0%
Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What are the investment objectives of the Funds that constitute the MassMutual Select Destination Retirement Series, and who is the Series' investment adviser?
The MassMutual Select Destination Retirement Series comprises six Funds — each of which has a "fund of funds" structure. The six Funds are Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund. Destination Retirement Income Fund seeks to achieve high current income and, as a secondary objective, capital appreciation. All other Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund invests in a combination of equity, fixed-income and money market funds as well as certain "other" funds that pursue commodity-related strategies ("Underlying Funds"), advised primarily by Massachusetts Mutual Life Insurance Company (MassMutual) or a control affiliate of MassMutual, using a specific asset allocation strategy, which varies by Fund, as described below. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MassMutual, and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI). Each Fund's assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•Destination Retirement Income Fund: Assets are allocated among Underlying Funds according to a stable target asset allocation strategy that emphasizes fixed-income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•Destination Retirement 2010/2020/2030/2040/2050 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity funds and certain other funds and 65% in fixed-income funds, including money market funds (approximately 15 years after the target retirement date).

MassMutual Select Destination Retirement Income Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	30.4%
Fixed Income Funds	69.7%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2010 Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	52.5%
Fixed Income Funds	47.6%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2020 Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	76.8%
Fixed Income Funds	23.3%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2030 Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	87.8%
Fixed Income Funds	12.3%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

MassMutual Select Destination Retirement 2040 Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	92.4%
Fixed Income Funds	7.7%
Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select Destination Retirement 2050 Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equity Funds	94.1%
Fixed Income Funds	6.2%
Total Long-Term Investments	100.3%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
PREFERRED STOCK – 0.2%
Auto Manufacturers – 0.0%
General Motors Corp.	5,000	$13,125
General Motors Corp. Series C	6,475	18,616
		31,741
Internet – 0.2%
Preferred Blocker, Inc.	878	377,595
U.S. Government Agencies – 0.0%
Fannie Mae	29,475	39,497
Fannie Mae	1,300	2,015
Freddie Mac	42,725	52,124
		93,636
TOTAL PREFERRED STOCK (Cost $2,271,864)		502,972
TOTAL EQUITIES (Cost $2,271,864)		502,972
	Principal Amount
BONDS & NOTES – 91.0%
CORPORATE DEBT – 38.9%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$20,000	16,900
Aerospace & Defense – 0.1%
The Boeing Co. 6.000% 3/15/19	200,000	218,085
Agriculture – 0.1%
Reynolds American, Inc. 6.750% 6/15/17	215,000	200,746
Airlines – 0.2%
Delta Air Lines, Inc. 6.821% 8/10/22	363,024	301,310
Apparel – 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	45,000	45,000
Auto Manufacturers – 0.4%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	386,317
General Motors Corp. (a) 8.250% 7/15/23	80,000	9,800
General Motors Corp. EUR (a) (b) 8.375% 7/05/33	40,000	6,449
General Motors Corp. (a) 8.375% 7/15/33	3,240,000	413,100
		815,666
Banks – 2.7%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	15,000
Bank of America Corp. 7.625% 6/01/19	420,000	421,874
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (a) (c) (d) 6.693% 6/15/16	420,000	42
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (a) (c) (d) 6.330% 7/28/11	290,000	47,125
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (a) (c) (d) 7.451% 9/14/49	100,000	10
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (a) (c) (d) 6.375% 9/25/12	390,000	63,375
Hypothekenbank in Essen (c) 5.000% 1/20/12	100,000	103,028
ICICI Bank Ltd. VRN (c) 6.375% 4/30/22	318,000	247,994
ICICI Bank Ltd. VRN 6.375% 4/30/22	480,000	374,917
KeyBank NA 5.500% 9/17/12	140,000	138,484
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (c) (d) 6.100% 8/25/11	670,000	20,100
Rabobank Nederland (c) 11.000% 6/30/19	210,000	233,625
Royal Bank of Scotland Group PLC VRN 7.640% 3/31/49	200,000	81,000
RSHB Capital SA for OJSC Russian Agricultural Bank (c) 6.299% 5/15/17	790,000	679,400
Shinsei Finance Cayman Ltd. VRN (c) 6.418% 1/29/49	400,000	160,000
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	727,530
Wachovia Capital Trust III VRN 5.800% 3/15/42	230,000	138,000
Wachovia Corp. 5.250% 8/01/14	990,000	968,786
Wachovia Corp. 5.625% 10/15/16	330,000	315,252
Wells Fargo & Co. 5.300% 8/26/11	180,000	190,334
Wells Fargo Capital 5.950% 12/15/36	600,000	444,000
		5,369,876
Beverages – 0.5%
Diageo Capital PLC 7.375% 1/15/14	820,000	927,793
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	223,200
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	35,000
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	40,000	39,600
Commercial Services – 0.1%
Ashtead Capital, Inc. (c) 9.000% 8/15/16	31,000	26,273
DI Finance/DynCorp International, Series B 9.500% 2/15/13	45,000	43,425
Hertz Corp. 8.875% 1/01/14	80,000	73,600
Service Corp. International 7.500% 4/01/27	135,000	105,975

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Service Corp. International 7.625% 10/01/18	$10,000	$9,275
		258,548
Computers – 0.4%
Electronic Data Systems Corp. 7.125% 10/15/09	620,000	631,482
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	9,450
Sungard Data Systems, Inc. 10.250% 8/15/15	35,000	32,331
		673,263
Diversified Financial – 10.1%
Aiful Corp. (c) 5.000% 8/10/10	320,000	195,200
American Express Co. VRN 6.800% 9/01/66	220,000	158,400
American General Finance Corp. 6.900% 12/15/17	210,000	113,711
The Bear Stearns Cos., Inc. 6.400% 10/02/17	930,000	931,651
The Bear Stearns Cos., Inc. 7.250% 2/01/18	80,000	84,319
Citigroup Capital XXI VRN 8.300% 12/21/77	920,000	717,439
Citigroup, Inc. 4.125% 2/22/10	445,000	445,109
Citigroup, Inc. 5.875% 5/29/37	150,000	117,207
Citigroup, Inc. 6.125% 8/25/36	40,000	29,787
Citigroup, Inc. 6.875% 3/05/38	920,000	812,513
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,062
Countrywide Financial Corp. 6.250% 5/15/16	360,000	319,383
Countrywide Home Loans, Inc. 4.125% 9/15/09	170,000	170,554
Countrywide Home Loans, Inc. 5.625% 7/15/09	70,000	70,037
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	130,000
Federal National Mortgage Association 5.250% 8/01/12	320,000	332,419
Federal National Mortgage Association 6.250% 2/01/11	140,000	147,112
Ford Motor Credit Co. 5.700% 1/15/10	190,000	183,379
Ford Motor Credit Co. FRN 5.879% 6/15/11	298,000	258,515
Ford Motor Credit Co. 12.000% 5/15/15	900,000	841,641
Ford Motor Credit Co. 7.375% 10/28/09	2,885,000	2,860,270
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	773,976
General Electric Capital Corp. 6.875% 1/10/39	220,000	198,025
GMAC LLC 0.000% 6/15/15	10,000	4,300
GMAC LLC (c) 6.875% 9/15/11	1,583,000	1,385,125
GMAC LLC (c) 7.500% 12/31/13	180,000	139,500
GMAC LLC (c) 8.000% 12/31/18	119,000	75,565
GMAC LLC (c) 8.000% 11/01/31	2,173,000	1,521,100
The Goldman Sachs Group, Inc. 4.500% 6/15/10	430,000	440,626
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	62,296
HSBC Finance Corp. 4.125% 11/16/09	300,000	301,656
HSBC Finance Corp. 4.625% 9/15/10	460,000	463,744
JP Morgan Chase & Co. 4.650% 6/01/14	840,000	837,784
JP Morgan Chase & Co. 5.125% 9/15/14	1,160,000	1,154,384
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	591,432
Kaupthing Bank (Acquired 5/19/06, Cost $149,208) (a) (c) (d) 7.125% 5/19/16	375,000	37
Kaupthing Bank (Acquired 8/25/06, Cost $99,469) (a) (c) (d) 5.750% 10/04/11	100,000	13,000
Kaupthing Bank HF (Acquired 5/22/08, Cost $1,507,428) (a) (c) (d) 7.625% 2/28/15	1,800,000	139,500
Lehman Brothers Holdings Capital Trust VII VRN (a) 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (a) 5.250% 2/06/12	145,000	21,387
Lehman Brothers Holdings, Inc. (a) 6.200% 9/26/14	210,000	30,975
Lehman Brothers Holdings, Inc. (a) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (a) 6.750% 12/28/17	1,320,000	132
Morgan Stanley Series F 5.625% 1/09/12	660,000	675,449
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	157,574
SLM Corp. 5.000% 10/01/13	590,000	477,226
SLM Corp. 5.000% 4/15/15	20,000	15,235
SLM Corp. 5.050% 11/14/14	120,000	92,844
SLM Corp. 5.375% 5/15/14	1,080,000	868,007
SLM Corp. 5.625% 8/01/33	110,000	67,724
TNK-BP Finance SA (c) 6.625% 3/20/17	200,000	158,000
TNK-BP Finance SA (c) 7.500% 7/18/16	400,000	341,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TNK-BP Finance SA (c) 7.875% 3/13/18	$370,000	$305,250
		20,241,636
Electric – 4.3%
The AES Corp. 7.750% 3/01/14	328,000	310,780
The AES Corp. 7.750% 10/15/15	200,000	186,000
The AES Corp. 8.000% 10/15/17	1,080,000	1,004,400
Calpine Construction Finance Co. LP (c) 8.000% 6/01/16	180,000	172,350
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	224,240
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	19,485
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,833
Dominion Resources, Inc. 5.700% 9/17/12	600,000	638,219
Duke Energy Corp. 5.625% 11/30/12	705,000	755,596
Edison Mission Energy 7.000% 5/15/17	60,000	46,050
Edison Mission Energy 7.200% 5/15/19	200,000	149,000
Edison Mission Energy 7.625% 5/15/27	70,000	44,800
Edison Mission Energy 7.750% 6/15/16	90,000	73,350
Energy Future Holdings Corp. 10.875% 11/01/17	10,000	7,300
Energy Future Holdings Corp. 11.250% 11/01/17	3,127,400	1,907,714
Energy Future Holdings Corp. Series P 5.550% 11/15/14	80,000	50,514
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	220,000	110,238
Energy Future Holdings Corp. Series R 6.550% 11/15/34	935,000	449,510
Exelon Corp. 5.625% 6/15/35	350,000	281,730
FirstEnergy Corp. Series B 6.450% 11/15/11	190,000	198,314
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	1,066,559
NRG Energy, Inc. 7.375% 2/01/16	80,000	75,700
NRG Energy, Inc. 7.375% 1/15/17	150,000	141,375
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	130,650
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	389,039
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	24,407
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	130,704
		8,618,857
Entertainment – 0.0%
AMC Entertainment, Inc. (c) 8.750% 6/01/19	5,000	4,700
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	424,754
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	40,000	40,869
The Kroger Co. 6.400% 8/15/17	30,000	31,806
		72,675
Forest Products & Paper – 0.3%
Abitibi-Consolidated Co. of Canada (a) (c) 13.750% 4/01/11	30,000	27,600
NewPage Corp. 10.000% 5/01/12	100,000	48,000
Weyerhaeuser Co. 6.750% 3/15/12	475,000	475,171
		550,771
Gas – 0.2%
Intergas Finance BV (c) 6.375% 5/14/17	390,000	296,400
Health Care — Services – 1.9%
Community Health Systems, Inc. 8.875% 7/15/15	190,000	186,200
DaVita, Inc. 6.625% 3/15/13	160,000	150,800
HCA, Inc. 5.750% 3/15/14	84,000	67,200
HCA, Inc. 6.250% 2/15/13	169,000	147,875
HCA, Inc. 6.300% 10/01/12	8,000	7,340
HCA, Inc. 9.125% 11/15/14	30,000	29,700
HCA, Inc. 9.250% 11/15/16	230,000	226,550
HCA, Inc. 9.625% 11/15/16	1,288,000	1,275,120
Roche Holdings, Inc. (c) 6.000% 3/01/19	260,000	277,233
Tenet Healthcare Corp. 9.250% 2/01/15	1,274,000	1,165,710
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	124,764
WellPoint, Inc. 5.875% 6/15/17	50,000	48,935
WellPoint, Inc. 7.000% 2/15/19	150,000	155,065
		3,862,492
Insurance – 0.6%
American International Group, Inc. 5.850% 1/16/18	120,000	63,486
American International Group, Inc. 6.250% 3/15/87	670,000	165,825
Metlife Capital Trust IV (c) 7.875% 5/15/67	300,000	243,000
Metlife, Inc. 6.400% 12/15/36	440,000	314,600
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	475,519
		1,262,430
Iron & Steel – 0.3%
Evraz Group SA (c) 8.875% 4/24/13	650,000	533,000
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	124,600
		657,600
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	37,063

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Inn of the Mountain Gods Resort & Casino (a) 12.000% 11/15/10	$50,000	$20,000
MGM Mirage 6.750% 9/01/12	10,000	7,100
MGM Mirage 7.625% 1/15/17	160,000	103,600
MGM Mirage (c) 10.375% 5/15/14	10,000	10,375
MGM Mirage (c) 11.125% 11/15/17	20,000	21,200
Station Casinos, Inc. 7.750% 8/15/16	200,000	69,000
		268,338
Manufacturing – 0.6%
Tyco International Group SA 6.000% 11/15/13	310,000	315,214
Tyco International Group SA 6.375% 10/15/11	470,000	495,254
Tyco International Group SA 6.750% 2/15/11	80,000	83,109
Tyco International Group SA 6.875% 1/15/21	340,000	321,509
		1,215,086
Media – 2.6%
CCH I LLC (a) 11.000% 10/01/15	130,000	15,600
Comcast Corp. 6.500% 1/15/15	1,405,000	1,490,262
Comcast Corp. 6.500% 1/15/17	440,000	466,780
CSC Holdings, Inc. (c) 8.625% 2/15/19	105,000	102,112
DirecTV Holdings LLC 8.375% 3/15/13	80,000	80,200
Echostar DBS Corp. 6.625% 10/01/14	45,000	41,512
Echostar DBS Corp. 7.000% 10/01/13	95,000	90,250
Echostar DBS Corp. 7.750% 5/31/15	90,000	85,725
News America, Inc. 6.200% 12/15/34	20,000	17,074
News America, Inc. 6.650% 11/15/37	40,000	35,981
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	340,853
Rogers Cable, Inc. 6.750% 3/15/15	40,000	42,369
Shaw Communications, Inc. 7.250% 4/06/11	20,000	20,600
Sun Media Corp. 7.625% 2/15/13	25,000	16,437
Time Warner Cable, Inc. 6.200% 7/01/13	290,000	305,557
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	175,192
Time Warner Cable, Inc. 8.250% 4/01/19	530,000	601,347
Time Warner Cable, Inc. 8.750% 2/14/19	90,000	104,845
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	67,160
Time Warner, Inc. 6.875% 5/01/12	990,000	1,059,048
TL Acquisitions, Inc. (c) 10.500% 1/15/15	80,000	64,800
		5,223,704
Mining – 1.0%
Barrick Gold Corp. 6.950% 4/01/19	170,000	190,401
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	610,789
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	251,875
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	90,564
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	150,087
Teck Resources Ltd. (c) 9.750% 5/15/14	20,000	20,700
Teck Resources Ltd. (c) 10.250% 5/15/16	15,000	15,713
Teck Resources Ltd. (c) 10.750% 5/15/19	35,000	37,625
Vale Overseas Ltd. 6.875% 11/21/36	361,000	342,771
Vedanta Resources PLC (c) 8.750% 1/15/14	390,000	354,900
		2,065,425
Office Equipment/Supplies – 0.0%
Xerox Corp. 6.750% 2/01/17	30,000	27,300
Oil & Gas – 4.1%
Anadarko Finance Co. Series B 7.500% 5/01/31	230,000	224,427
Anadarko Petroleum Corp. 6.450% 9/15/36	780,000	701,154
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	35,600
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	33,600
Chesapeake Energy Corp. 7.250% 12/15/18	175,000	152,250
Conoco Funding Co. 6.350% 10/15/11	210,000	229,190
Conoco, Inc. 6.950% 4/15/29	375,000	404,068
ConocoPhillips 6.500% 2/01/39	460,000	489,639
Gaz Capital SA (c) 6.212% 11/22/16	390,000	325,650
Gaz Capital SA (c) 6.510% 3/07/22	140,000	105,000
Hess Corp. 7.300% 8/15/31	655,000	676,119
Hess Corp. 7.875% 10/01/29	90,000	97,618
Hess Corp. 8.125% 2/15/19	330,000	375,690
KazMunaiGaz Finance Sub BV (c) 8.375% 7/02/13	340,000	313,650
Kerr-McGee Corp. 6.950% 7/01/24	290,000	269,084
Kerr-McGee Corp. 7.875% 9/15/31	650,000	634,271
Noble Energy, Inc. 8.250% 3/01/19	350,000	398,210
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	767,066
OPTI Canada, Inc. 7.875% 12/15/14	150,000	97,125
OPTI Canada, Inc. 8.250% 12/15/14	125,000	82,500
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	563,461

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 6.125% 10/06/16	$306,000	$313,650
Pride International, Inc. 7.375% 7/15/14	40,000	39,700
SandRidge Energy, Inc. (c) 9.875% 5/15/16	160,000	154,400
XTO Energy, Inc. 6.750% 8/01/37	50,000	52,198
XTO Energy, Inc. 7.500% 4/15/12	600,000	664,649
		8,199,969
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	32,113
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	177,450
Complete Production Services, Inc. 8.000% 12/15/16	170,000	145,350
		354,913
Pharmaceuticals – 0.9%
Abbott Laboratories 5.125% 4/01/19	700,000	720,741
Pfizer, Inc. 6.200% 3/15/19	440,000	481,194
Wyeth 5.950% 4/01/37	460,000	475,883
		1,677,818
Pipelines – 1.3%
Dynegy Holdings, Inc. 7.750% 6/01/19	260,000	202,475
El Paso Corp. 7.000% 6/15/17	680,000	619,313
El Paso Corp. 7.750% 1/15/32	84,000	68,378
El Paso Corp. 7.800% 8/01/31	19,000	15,498
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	379,618
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	98,397
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	20,850
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	228,175
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	41,923
Kinder Morgan Energy Partners LP 6.950% 1/15/38	100,000	96,869
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	21,386
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	20,000	20,479
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $94,006) (a) (c) (d) 8.750% 11/15/15	95,000	3,800
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,291
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	50,640
Williams Cos., Inc. 7.750% 6/15/31	210,000	189,000
Williams Cos., Inc. Series A 7.500% 1/15/31	645,000	567,600
		2,629,692
Real Estate – 0.0%
Forest City Enterprises, Inc. 7.625% 6/01/15	35,000	22,050
Real Estate Investment Trusts (REITS) – 0.6%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,039,506
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	35,000	31,325
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	30,000	26,925
		1,097,756
Retail – 0.6%
Amerigas Partners LP 7.250% 5/20/15	30,000	28,125
CVS Caremark Corp. 6.600% 3/15/19	520,000	555,622
CVS Caremark Corp. (Acquired 2/06/07, Cost $301,627) (c) (d) 9.350% 1/10/23	240,000	71,134
CVS Pass-Through Trust (c) 5.298% 1/11/27	15,471	13,025
CVS Pass-Through Trust (c) 5.880% 1/10/28	146,680	125,867
CVS Pass-Through Trust (c) 6.943% 1/10/30	116,596	107,463
CVS Pass-Through Trust (Acquired 3/26/07, Cost $80,307) (c) (d) 6.036% 12/10/28	169,394	147,246
Suburban Propane Partners LP 6.875% 12/15/13	80,000	73,600
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	64,480
		1,186,562
Savings & Loans – 0.7%
AAC Group Holding Corp. STEP (c) 10.250% 10/01/12	40,000	29,000
ASIF Global Financing XIX (c) 4.900% 1/17/13	20,000	17,015
El Paso Performance-Linked Trust (c) 7.750% 7/15/11	650,000	637,901
The Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	280,347
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	10,000	3,700
Resona Preferred Global Securities Cayman Ltd. VRN (c) 7.191% 12/29/49	455,000	332,150
		1,300,113
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	45,000	22,725

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications – 3.5%
America Movil SAB de CV 5.625% 11/15/17	$160,000	$156,385
AT&T, Inc. 5.500% 2/01/18	480,000	479,298
AT&T, Inc. 5.800% 2/15/19	80,000	81,225
AT&T, Inc. 6.550% 2/15/39	480,000	479,147
BellSouth Corp. 4.750% 11/15/12	10,000	10,353
British Telecom PLC STEP 9.125% 12/15/10	130,000	138,069
Citizens Communications Co. 7.125% 3/15/19	35,000	29,838
Cricket Communications I (c) 7.750% 5/15/16	160,000	154,000
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	399,307
Intelsat Jackson Holdings Ltd. (c) 9.500% 6/15/16	30,000	30,150
Koninklijke KPN NV 8.000% 10/01/10	715,000	750,233
Koninklijke KPN NV 8.375% 10/01/30	200,000	228,607
Level 3 Financing, Inc. 9.250% 11/01/14	95,000	77,900
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	86,687
Qwest Corp. 6.875% 9/15/33	130,000	94,900
Qwest Corp. 7.500% 10/01/14	55,000	52,456
Rogers Wireless Communications, Inc. 6.800% 8/15/18	120,000	128,643
SBC Communications, Inc. 5.100% 9/15/14	230,000	238,921
Sprint Capital Corp. 6.900% 5/01/19	910,000	753,025
Sprint Capital Corp. 8.375% 3/15/12	30,000	29,550
Sprint Capital Corp. 8.750% 3/15/32	100,000	80,500
Telecom Italia Capital SA 4.950% 9/30/14	100,000	95,732
Telecom Italia Capital SA 5.250% 10/01/15	310,000	299,254
Verizon Communications, Inc. 6.100% 4/15/18	280,000	287,212
Verizon Communications, Inc. 8.950% 3/01/39	680,000	858,716
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	246,118
Verizon Wireless Capital LLC (c) 8.500% 11/15/18	60,000	71,706
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (c) 8.375% 4/30/13	580,000	526,350
Windstream Corp. 8.625% 8/01/16	170,000	162,775
		7,027,057
Transportation – 0.2%
Gulfmark Offshore, Inc. 7.750% 7/15/14	20,000	18,300
Kansas City Southern de Mexico SA de CV (c) 12.500% 4/01/16	150,000	152,250
RailAmerica, Inc. (c) 9.250% 7/01/17	250,000	241,250
		411,800
TOTAL CORPORATE DEBT (Cost $93,224,735)		77,847,610
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.5%
Commercial MBS – 3.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115% 10/10/45	280,000	239,752
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.180% 9/10/47	840,000	722,762
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.330% 11/10/45	350,000	285,621
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	200,000	189,015
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	500,000	427,017
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	94,331
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	3,140,000	2,607,890
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.660% 5/12/39	610,000	481,723
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	520,000	346,836
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989% 8/13/42	240,000	207,119
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	910,000	688,375
		6,290,441
Home Equity ABS – 2.5%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.114% 10/25/32	1,495,288	889,416

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.549% 12/15/35	$193,810	$56,633
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	4,040	3,855
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.614% 5/25/47	2,520,000	738,992
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.554% 12/25/36	1,760,000	588,783
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.634% 5/25/37	2,560,000	663,642
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6 5.879% 6/25/37	2,100,000	1,920,914
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	155,763	132,260
		4,994,495
Manufactured Housing ABS – 1.1%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,167,633
Student Loans ABS – 0.5%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.714% 12/25/42	273,498	201,889
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.704% 11/25/35	1,400,000	414,796
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.614% 11/25/35	246,473	110,620
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.504% 7/25/17	17,149	7,085
SLM Student Loan Trust, Series 2003-7A, Class A5A FRN (c) 1.829% 12/15/33	300,000	271,665
		1,006,055
WL Collateral CMO – 6.2%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.142% 11/25/34	799,247	436,669
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 0.584% 11/25/35	228,775	106,988
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.644% 10/25/35	253,260	117,120
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.644% 11/20/35	469,392	209,103
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (c) 0.714% 9/25/35	586,311	420,294
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (c) 5.119% 6/26/35	970,000	627,480
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (c) 0.664% 9/25/35	416,634	285,249
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.171% 10/25/35	526,516	343,783
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 4.874% 2/25/36	314,885	155,400
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.634% 3/25/36	538,431	225,247
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.704% 12/25/34	44,622	19,186
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.340% 9/25/33	1,230,311	946,986
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.853% 1/25/36	597,230	378,878
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (c) 5.644% 11/25/35	1,720,608	825,892
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (c) 0.664% 5/25/35	415,113	261,398
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.511% 3/25/36	361,559	164,867
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 7/25/36	2,570,000	999,096
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (c) 5.500% 5/25/35	685,679	650,324
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	289,958	278,280
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (c) 6.000% 5/25/35	1,754,286	1,196,272

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.674% 1/25/37	$1,917,881	$891,826
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	1,128,852
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.574% 11/25/45	368,655	207,193
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.584% 7/25/45	78,568	36,713
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.604% 10/25/45	286,475	158,861
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.752% 11/25/36	1,940,000	906,820
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.945% 8/25/36	950,000	464,134
		12,442,911
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,057,079)		26,901,535
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Bundesrepublik Deutschland EUR (b) 3.750% 1/04/15	710,000	1,047,769
United Mexican States 6.750% 9/27/34	155,000	157,712
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,054,470)		1,205,481
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 34.0%
Pass-Through Securities – 34.0%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	432,032
Federal Home Loan Mortgage Corp.
Pool #1N2654 5.625% 11/23/35	170,000	172,190
Pool #1N1640 5.694% 1/01/37	605,125	628,801
Pool #1J1368 5.829% 10/01/36	921,347	963,822
Pool #1N1637 5.861% 1/01/37	1,628,562	1,698,086
Federal National Mortgage Association
Pool #888283 5.000% 8/01/34	36,593,714	37,394,198
Pool #735893 5.000% 10/01/35	9,469,363	9,672,067
Pool #833222 5.000% 10/01/35	109,960	112,313
Pool #848349 5.000% 11/01/35	169,736	173,369
Pool #868243 5.000% 3/01/36	166,516	169,977
Pool #920717 5.000% 1/01/37	387,000	394,679
Pool #920718 5.000% 1/01/37	383,834	391,451
Pool #871047 5.000% 1/01/37	107,053	109,177
Pool #906369 5.000% 1/01/37	746,045	760,849
Pool #905948 5.000% 1/01/37	463,421	472,617
Pool #906076 5.000% 1/01/37	684,179	697,756
Pool #910971 5.000% 1/01/37	23,687	24,157
Pool #256596 5.000% 2/01/37	48,214	49,171
Pool #907703 5.000% 2/01/37	398,496	406,404
Pool #909463 5.000% 2/01/37	595,199	607,010
Pool #909494 5.000% 2/01/37	48,901	49,871
Pool #911439 5.000% 2/01/37	1,262,106	1,287,151
Pool #912446 5.000% 2/01/37	24,551	25,076
Pool #915673 5.000% 3/01/37	30,564	31,170
Pool #709406 5.500% 7/01/33	4,449,206	4,622,482
Pool #888030 5.500% 12/01/36	3,598,119	3,725,318
Pool #908931 5.500% 3/01/37	73,413	75,916
Pool #908921 5.500% 3/01/37	688,634	712,655
Pool #917883 5.500% 5/01/37	55,671	57,570
Pool #937948 5.500% 6/01/37	90,036	93,163
Pool #950385 5.836% 8/01/37	240,108	252,338
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	16,711	17,745
Pool #595077 6.000% 10/15/32	3,603	3,798
Pool #596620 6.000% 10/15/32	2,660	2,808
Pool #598000 6.000% 12/15/32	274	289
Pool #604706 6.000% 10/15/33	404,861	426,085
Pool #636251 6.000% 3/15/35	42,672	44,835
Pool #782034 6.000% 1/15/36	515,061	542,142
Pool #658029 6.000% 7/15/36	561,022	586,925
		67,887,463
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $64,560,109)		67,887,463
U.S. TREASURY OBLIGATIONS – 4.0%
U.S. Treasury Bonds & Notes – 4.0%
U.S. Treasury Bond 3.500% 2/15/39	6,000	5,191
U.S. Treasury Bond 4.250% 5/15/39	1,420,000	1,406,022
U.S. Treasury Bond 4.500% 5/15/38	215,000	222,122
U.S. Treasury Inflation Index (e) 1.750% 1/15/28	712,446	673,039
U.S. Treasury Inflation Index (e) 2.375% 1/15/27	919,860	953,348
U.S. Treasury Inflation Index 2.625% 7/15/17	216,046	230,359

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (e) 3.875% 4/15/29	$2,684,852	$3,408,506
U.S. Treasury Note 2.750% 2/15/19	783,000	733,451
U.S. Treasury Note 3.125% 5/15/19	362,000	350,094
		7,982,132
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,055,398)		7,982,132
TOTAL BONDS & NOTES (Cost $206,951,791)		181,824,221
TOTAL LONG-TERM INVESTMENTS (Cost $209,223,655)		182,327,193
SHORT-TERM INVESTMENTS – 8.2%
Repurchase Agreement – 8.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (f)	16,378,533	16,378,533
TOTAL SHORT-TERM INVESTMENTS (Cost $16,378,533)		16,378,533
TOTAL INVESTMENTS – 99.4% (Cost $225,602,188) (g)		198,705,726
Other Assets/ (Liabilities) – 0.6%		1,141,779
NET ASSETS – 100.0%		$199,847,505

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $16,415,518 or 8.21% of net assets.
(d)	Restricted security. (Note 2).
(e)	This security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(f)	Maturity value of $16,378,538. Collateralized by U.S. Government Agency obligations with rates ranging from 1.268% - 4.500%, maturity dates ranging from 5/01/10 - 4/01/11, and an aggregate market value, including accrued interest, of $16,706,260.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 59.2%
COMMON STOCK – 59.1%
Aerospace & Defense – 0.8%
BAE Systems PLC	20,094	$112,145
The Boeing Co.	2,614	111,095
United Technologies Corp.	9,197	477,876
		701,116
Agriculture – 1.3%
Altria Group, Inc.	11,018	180,585
Imperial Tobacco Group PLC	6,337	164,791
Japan Tobacco, Inc.	83	258,452
Philip Morris International, Inc.	10,994	479,558
		1,083,386
Apparel – 0.2%
Nike, Inc. Class B	1,727	89,424
VF Corp.	2,183	120,829
		210,253
Auto Manufacturers – 0.6%
Daimler AG	3,681	133,105
Honda Motor Co. Ltd.	7,200	196,950
Paccar, Inc.	4,574	148,701
		478,756
Automotive & Parts – 0.5%
Compagnie Generale des Etablissements Michelin Class B	3,498	199,804
Johnson Controls, Inc.	11,802	256,339
		456,143
Banks – 5.0%
Banco Santander SA	27,260	328,774
Bank of America Corp.	41,406	546,559
Bank of China Ltd. Class H	257,000	121,775
The Bank of New York Mellon Corp.	12,002	351,779
BB&T Corp.	4,503	98,976
BNP Paribas	4,451	288,668
Capital One Financial Corp.	4,173	91,305
China Construction Bank Corp. Class H	150,000	115,774
China Merchants Bank Co. Ltd.	68,900	156,638
Comerica, Inc.	678	14,340
HSBC Holdings PLC	45,119	374,492
Itau Unibanco Holding SA Sponsored ADR (Brazil)	7,256	114,862
KeyCorp	3,292	17,250
Lloyds Banking Group PLC	140,906	162,132
Mitsubishi UFJ Financial Group, Inc.	33,300	204,500
Societe Generale	2,424	132,172
State Street Corp.	5,215	246,148
SunTrust Banks, Inc.	1,720	28,294
TCF Financial Corp.	2,069	27,662
U.S. Bancorp	14,050	251,776
Wells Fargo & Co.	25,280	613,293
		4,287,169
Beverages – 1.2%
The Coca-Cola Co.	11,969	574,393
InBev NV	4,780	172,943
PepsiCo, Inc.	4,668	256,553
		1,003,889
Biotechnology – 0.6%
Alexion Pharmaceuticals, Inc. (a)	486	19,984
Amgen, Inc. (a)	2,959	156,650
Celgene Corp. (a)	4,574	218,820
Intercell AG (a)	3,130	107,225
		502,679
Building Materials – 0.4%
Anhui Conch Cement Co. Ltd.	16,000	99,728
Daikin Industries Ltd.	3,900	124,554
Nippon Sheet Glass Co. Ltd.	35,000	101,257
		325,539
Chemicals – 1.5%
Akzo Nobel N.V.	480	21,110
The Dow Chemical Co.	18,382	296,685
Huabao International Holdings Ltd.	95,000	91,812
Lanxess AG	4,212	104,422
Monsanto Co.	1,002	74,489
Praxair, Inc.	7,122	506,161
Shin-Etsu Chemical Co. Ltd.	3,600	166,103
		1,260,782
Commercial Services – 0.6%
ITT Educational Services, Inc. (a)	702	70,663
MasterCard, Inc. Class A	412	68,932
McKesson Corp.	3,063	134,772
Paychex, Inc.	8,340	210,168
		484,535
Computers – 3.2%
Apple, Inc. (a)	4,045	576,129
Atos Origin SA (a)	2,567	87,101
Hewlett-Packard Co.	32,158	1,242,907
International Business Machines Corp.	4,618	482,212
Logica PLC	73,785	96,084
NetApp, Inc. (a)	6,801	134,116
SanDisk Corp. (a)	2,061	30,276
Western Digital Corp. (a)	1,825	48,362
		2,697,187
Cosmetics & Personal Care – 0.9%
The Procter & Gamble Co.	13,854	707,940
Shiseido Co. Ltd.	5,000	81,729
		789,669
Distribution & Wholesale – 0.6%
Li & Fung Ltd.	36,000	96,231
Mitsubishi Corp.	12,100	222,000
Mitsui & Co. Ltd.	15,900	187,125
		505,356
Diversified Financial – 1.9%
Ameriprise Financial, Inc.	1,002	24,319
CME Group, Inc.	123	38,267
Credit Suisse Group	4,572	208,653
The Goldman Sachs Group, Inc.	5,154	759,906
Macquarie Group Ltd.	4,829	151,601
Morgan Stanley	12,901	367,807
TD Ameritrade Holding Corp. (a)	6,517	114,308
		1,664,861
Electric – 1.8%
American Electric Power Co., Inc.	3,400	98,226
China Resources Power Holdings Co. Ltd.	36,000	79,501
E.ON AG	4,778	169,489
Edison International	3,441	108,254
Entergy Corp.	843	65,349

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exelon Corp.	4,271	$218,718
FirstEnergy Corp.	1,795	69,556
FPL Group, Inc.	1,518	86,314
International Power PLC	41,970	164,749
NV Energy, Inc.	12,026	129,761
PG&E Corp.	6,005	230,832
Public Service Enterprise Group, Inc.	4,638	151,338
		1,572,087
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	6,457	209,207
Mitsubishi Electric Corp.	32,000	201,150
Schneider Electric SA	1,359	103,873
		514,230
Electronics – 0.3%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan)	17,135	104,181
NIDEC CORP.	1,900	114,698
Premier Farnell PLC	26,765	55,621
		274,500
Engineering & Construction – 0.0%
Fluor Corp.	725	37,185
Entertainment – 0.2%
International Game Technology	11,203	178,128
Food Services – 0.2%
Sodexo	2,735	140,593
Foods – 2.3%
Carrefour SA	2,772	118,507
General Mills, Inc.	3,881	217,414
Kraft Foods, Inc. Class A	8,282	209,866
Nestle SA	8,061	304,147
Safeway, Inc.	16,634	338,835
SUPERVALU, Inc.	2,375	30,756
Sysco Corp.	14,716	330,816
Tesco PLC	30,871	179,902
Unilever NV	8,945	215,745
		1,945,988
Gas – 0.4%
Gaz De France	5,784	215,946
Snam Rete Gas SpA	31,766	139,653
		355,599
Health Care — Products – 0.8%
Baxter International, Inc.	3,680	194,893
C.R. Bard, Inc.	405	30,152
Covidien PLC	3,832	143,470
Johnson & Johnson	2,948	167,446
Medtronic, Inc.	2,749	95,913
Zimmer Holdings, Inc. (a)	1,147	48,862
		680,736
Health Care — Services – 0.4%
Aetna, Inc.	4,348	108,918
UnitedHealth Group, Inc.	1,289	32,199
WellPoint, Inc. (a)	4,433	225,595
		366,712
Holding Company — Diversified – 0.1%
TUI Travel PLC	18,970	72,517
Home Builders – 0.1%
KB Home	5,495	75,172
Household Products – 0.2%
Reckitt Benckiser Group PLC	2,859	130,273
Insurance – 1.9%
ACE Ltd.	5,107	225,883
Aflac, Inc.	661	20,550
Allianz SE	1,933	178,640
Arch Capital Group Ltd. (a)	277	16,227
Axis Capital Holdings Ltd.	1,272	33,301
Lincoln National Corp.	724	12,460
Metlife, Inc.	2,038	61,160
Muenchener Rueckversicherungs AG	1,446	195,445
PartnerRe Ltd.	489	31,761
Principal Financial Group, Inc.	2,560	48,230
Prudential Financial, Inc.	3,703	137,826
RenaissanceRe Holdings Ltd.	5,763	268,210
Sony Financial Holdings, Inc.	23	63,248
The Travelers Cos., Inc.	2,577	105,760
Zurich Financial Services AG	1,036	183,332
		1,582,033
Internet – 1.0%
Amazon.com, Inc. (a)	853	71,362
Google, Inc. Class A (a)	1,751	738,204
Yahoo!, Inc. (a)	2,395	37,506
		847,072
Investment Companies – 0.1%
Man Group PLC	18,540	85,080
Iron & Steel – 0.4%
ArcelorMittal	7,650	251,087
POSCO ADR (Republic of Korea)	1,349	111,522
		362,609
Lodging – 0.2%
Intercontinental Hotels Group PLC	8,753	89,965
Starwood Hotels & Resorts Worldwide, Inc.	4,977	110,490
		200,455
Machinery — Construction & Mining – 0.5%
Atlas Copco AB	6,242	62,453
BHP Billiton PLC	6,670	150,635
Caterpillar, Inc.	5,333	176,202
Ingersoll-Rand PLC	3,400	71,060
		460,350
Machinery — Diversified – 0.7%
Alstom	1,946	115,107
Deere & Co.	5,003	199,870
Eaton Corp.	800	35,688
Kubota Corp.	25,000	205,112
		555,777
Manufacturing – 0.6%
Cooper Industries Ltd. Class A	1,245	38,657
FUJIFILM Holdings Corp.	5,100	160,738
General Electric Co.	12,620	147,907
Parker Hannifin Corp.	4,254	182,752
		530,054
Media – 1.5%
Comcast Corp. Class A	5,300	76,797
Time Warner Cable, Inc.	1,618	51,242
Time Warner, Inc.	25,025	630,380
The Walt Disney Co.	20,126	469,539
Wolters Kluwer NV	3,600	62,955
		1,290,913
Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.	7,918	396,771
Kinross Gold Corp.	4,878	88,950
Newcrest Mining Ltd.	3,624	88,759
		574,480
Office Equipment/Supplies – 0.0%
Ricoh Co. Ltd.	3,000	38,733
Oil & Gas – 6.1%
Anadarko Petroleum Corp.	2,685	121,872

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apache Corp.	5,809	$419,119
BG Group PLC	14,000	235,184
Chevron Corp.	10,906	722,523
Devon Energy Corp.	2,965	161,593
EOG Resources, Inc.	4,461	302,991
Exxon Mobil Corp.	23,189	1,621,143
Hess Corp.	1,756	94,385
Occidental Petroleum Corp.	11,929	785,047
Royal Dutch Shell PLC Class A	7,929	197,873
Santos Ltd.	18,707	219,652
Southwestern Energy Co. (a)	1,249	48,524
Total SA	6,139	332,300
		5,262,206
Oil & Gas Services – 0.7%
Halliburton Co.	7,819	161,853
Saipem SpA	3,371	82,238
Schlumberger Ltd.	5,448	294,791
Smith International, Inc.	951	24,488
Weatherford International Ltd. (a)	951	18,602
		581,972
Pharmaceuticals – 5.2%
Abbott Laboratories	17,178	808,053
Bayer AG	3,955	212,239
Bristol-Myers Squibb Co.	6,096	123,810
Cardinal Health, Inc.	3,825	116,854
Chugai Pharmaceutical Co. Ltd.	8,600	163,691
Gilead Sciences, Inc. (a)	6,422	300,807
Merck & Co., Inc.	28,099	785,648
Pfizer, Inc.	37,654	564,810
Roche Holding AG	2,335	317,586
Sanofi-Aventis	3,610	212,180
Schering-Plough Corp.	16,803	422,091
Shire Ltd.	6,491	89,509
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,161	106,624
Wyeth	5,583	253,412
		4,477,314
Real Estate – 0.2%
Sumitomo Realty & Development Co., Ltd.	9,000	163,550
Real Estate Investment Trusts (REITS) – 0.2%
Health Care, Inc.	1,953	66,598
Kimco Realty Corp.	4,342	43,637
ProLogis	2,834	22,842
Public Storage	840	55,003
		188,080
Retail – 2.3%
Advance Auto Parts, Inc.	1,052	43,647
CVS Caremark Corp.	10,846	345,662
Hennes & Mauritz AB Class B	1,680	83,799
Kohl's Corp. (a)	2,392	102,258
Polo Ralph Lauren Corp.	344	18,418
Staples, Inc.	26,103	526,497
Takashimaya Co. Ltd.	16,000	125,587
Target Corp.	1,859	73,375
Wal-Mart Stores, Inc.	11,945	578,616
Yum! Brands, Inc.	2,587	86,251
		1,984,110
Semiconductors – 1.0%
Broadcom Corp. Class A (a)	1,343	33,293
Intersil Corp. Class A	6,109	76,790
KLA-Tencor Corp.	2,398	60,549
Lam Research Corp. (a)	5,477	142,402
LSI Corp. (a)	19,407	88,496
National Semiconductor Corp.	12,696	159,335
Novellus Systems, Inc. (a)	2,024	33,801
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	12,091	113,776
Xilinx, Inc.	7,900	161,634
		870,076
Software – 2.0%
Adobe Systems, Inc. (a)	1,137	32,177
Infosys Technologies Ltd. Sponsored ADR (India)	3,150	115,857
Intuit, Inc. (a)	911	25,654
Microsoft Corp.	46,158	1,097,176
Oracle Corp.	17,332	371,251
Salesforce.com, Inc. (a)	1,461	55,766
		1,697,881
Telecommunications – 5.6%
AT&T, Inc.	23,554	585,081
BT Group PLC	56,653	94,826
Cisco Systems, Inc. (a)	56,642	1,055,807
Corning, Inc.	40,605	652,116
Juniper Networks, Inc. (a)	9,240	218,064
Koninklijke KPN NV	15,849	218,200
Nokia Oyj	17,084	249,167
Qualcomm, Inc.	10,700	483,640
Sprint Nextel Corp. (a)	29,340	141,125
Telefonica SA	9,280	210,297
Telekomunikasi Indonesia Tbk PT	92,000	68,143
Verizon Communications, Inc.	20,254	622,406
Vodafone Group PLC	113,241	218,852
		4,817,724
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd.	800	219,946
Transportation – 1.2%
CSX Corp.	6,753	233,857
Norfolk Southern Corp.	12,043	453,660
TNT NV	8,987	174,938
Union Pacific Corp.	2,887	150,297
		1,012,752
TOTAL COMMON STOCK (Cost $47,495,761)		50,598,207
PREFERRED STOCK – 0.1%
Auto Manufacturers – 0.0%
General Motors Corp. Series C	4,450	12,794
Internet – 0.1%
Preferred Blocker, Inc. (b)	196	84,292
U.S. Government Agencies – 0.0%
Fannie Mae	400	620
Fannie Mae	7,175	9,614
Freddie Mac	11,350	13,847
		24,081
TOTAL PREFERRED STOCK (Cost $619,291)		121,167
TOTAL EQUITIES (Cost $48,115,052)		50,719,374
	Principal Amount
BONDS & NOTES – 35.5%
CORPORATE DEBT – 18.0%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$10,000	8,450

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture – 0.1%
Reynolds American, Inc. 6.750% 6/15/17	$65,000	$60,691
Airlines – 0.7%
Continental Airlines, Inc. 5.983% 4/19/22	300,000	247,500
Delta Air Lines, Inc. 6.821% 8/10/22	90,756	75,327
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 11/18/10	200,000	191,000
Northwest Airlines, Inc. 7.575% 9/01/20	71,988	56,871
		570,698
Apparel – 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	15,000	15,000
Auto Manufacturers – 0.2%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	101,662
General Motors Corp. EUR (c) (d) 8.375% 7/05/33	90,000	14,511
General Motors Corp. (d) 8.375% 7/15/33	630,000	80,325
		196,498
Banks – 0.8%
BAC Capital Trust XIV VRN 5.630% 12/31/49	10,000	5,000
Bank of America Corp. 7.625% 6/01/19	160,000	160,714
Export-Import Bank of Korea (b) 5.250% 2/10/14	5,000	4,859
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (b) (d) (e) 6.693% 6/15/16	140,000	14
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (b) (d) (e) 6.330% 7/28/11	160,000	26,000
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (b) (d) (e) 6.375% 9/25/12	100,000	16,250
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	20,606
ICICI Bank Ltd. VRN 6.375% 4/30/22	100,000	78,107
KeyBank NA 5.500% 9/17/12	40,000	39,567
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (b) (d) (e) 6.100% 8/25/11	280,000	8,400
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	200,000	172,000
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	100,000	40,000
Wachovia Capital Trust III VRN 5.800% 3/15/42	120,000	72,000
Wells Fargo Capital 5.950% 12/15/36	100,000	74,000
		717,517
Beverages – 0.2%
Diageo Capital PLC 7.375% 1/15/14	180,000	203,662
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	65,100
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	13,125
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	15,000	14,850
Commercial Services – 0.1%
Ashtead Capital, Inc. (b) 9.000% 8/15/16	16,000	13,560
DI Finance/DynCorp International, Series B 9.500% 2/15/13	15,000	14,475
Hertz Corp. 8.875% 1/01/14	30,000	27,600
Hertz Corp. 10.500% 1/01/16	5,000	4,450
Service Corp. International 6.750% 4/01/16	15,000	13,538
Service Corp. International 7.500% 4/01/27	35,000	27,475
		101,098
Computers – 0.0%
Electronic Data Systems Corp. 7.125% 10/15/09	10,000	10,185
Sungard Data Systems, Inc. 10.250% 8/15/15	15,000	13,856
		24,041
Diversified Financial – 4.6%
Aiful Corp. (b) 5.000% 8/10/10	100,000	61,000
American Express Co. VRN 6.800% 9/01/66	75,000	54,000
The Bear Stearns Cos., Inc. 7.250% 2/01/18	240,000	252,957
BP Capital Markets PLC 5.250% 11/07/13	140,000	150,264
Citigroup Capital XXI VRN 8.300% 12/21/57	400,000	311,930
Citigroup, Inc. 5.875% 5/29/37	30,000	23,441
Citigroup, Inc. 6.125% 8/25/36	10,000	7,447
Citigroup, Inc. 6.875% 3/05/38	80,000	70,653
Countrywide Financial Corp. 6.250% 5/15/16	100,000	88,718
Countrywide Home Loans, Inc. 4.125% 9/15/09	50,000	50,163
Countrywide Home Loans, Inc. 5.625% 7/15/09	20,000	20,011
Federal National Mortgage Association 5.250% 8/01/12	30,000	31,164
Federal National Mortgage Association 6.250% 2/01/11	30,000	31,524

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. 8.000% 12/15/16	$550,000	$420,491
Ford Motor Credit Co. 12.000% 5/15/15	210,000	196,383
Ford Motor Credit Co. 7.375% 10/28/09	120,000	118,971
General Electric Capital Corp. VRN 6.375% 11/15/67	310,000	206,839
GMAC LLC (b) 7.500% 12/31/13	53,000	41,075
GMAC LLC (b) 8.000% 12/31/18	22,000	13,970
GMAC LLC (b) 8.000% 11/01/31	785,000	549,500
The Goldman Sachs Group, Inc. 5.450% 11/01/12	50,000	51,914
The Goldman Sachs Group, Inc. 6.000% 5/01/14	70,000	73,056
JP Morgan Chase & Co. 4.650% 6/01/14	160,000	159,578
Kaupthing Bank (Acquired 5/19/06, Cost $99,472) (b) (d) (e) 7.125% 5/19/16	100,000	10
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (b) (d) (e) 7.625% 2/28/15	440,000	34,100
Lehman Brothers Holdings Capital Trust VII VRN (d) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (d) 5.250% 2/06/12	70,000	10,325
Lehman Brothers Holdings, Inc. (d) 6.200% 9/26/14	60,000	8,850
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	290,000	29
Morgan Stanley Series F 5.625% 1/09/12	190,000	194,447
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	87,541
SLM Corp. 5.000% 10/01/13	210,000	169,860
SLM Corp. 5.000% 4/15/15	10,000	7,617
SLM Corp. 5.050% 11/14/14	40,000	30,948
SLM Corp. 5.375% 5/15/14	285,000	229,057
SLM Corp. 5.625% 8/01/33	50,000	30,784
TNK-BP Finance SA (b) 7.500% 7/18/16	170,000	144,925
		3,933,558
Electric – 2.0%
The AES Corp. 7.750% 3/01/14	202,000	191,395
The AES Corp. 7.750% 10/15/15	50,000	46,500
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	35,000	33,513
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	40,000	40,771
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	5,000	4,871
Dominion Resources, Inc. 5.700% 9/17/12	165,000	175,510
Duke Energy Corp. 5.625% 11/30/12	145,000	155,406
Edison Mission Energy 7.000% 5/15/17	20,000	15,350
Edison Mission Energy 7.200% 5/15/19	60,000	44,700
Edison Mission Energy 7.625% 5/15/27	20,000	12,800
Edison Mission Energy 7.750% 6/15/16	30,000	24,450
Energy Future Holdings Corp. 11.250% 11/01/17	773,800	472,018
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	90,000	45,097
Energy Future Holdings Corp. Series R 6.550% 11/15/34	150,000	72,114
Exelon Corp. 5.625% 6/15/35	10,000	8,050
FirstEnergy Corp. Series B 6.450% 11/15/11	50,000	52,188
FirstEnergy Corp. Series C 7.375% 11/15/31	70,000	66,070
NRG Energy, Inc. 7.250% 2/01/14	20,000	19,400
NRG Energy, Inc. 7.375% 2/01/16	20,000	18,925
NRG Energy, Inc. 7.375% 1/15/17	40,000	37,700
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	10,050
Pacific Gas & Electric Co. 6.050% 3/01/34	80,000	82,995
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	37,344
		1,667,217
Environmental Controls – 0.1%
Waste Management, Inc. 6.375% 11/15/12	115,000	122,117
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	10,000	10,217
The Kroger Co. 6.400% 8/15/17	10,000	10,602
		20,819
Health Care — Services – 0.6%
Community Health Systems, Inc. 8.875% 7/15/15	60,000	58,800
DaVita, Inc. 6.625% 3/15/13	60,000	56,550
HCA, Inc. 6.250% 2/15/13	132,000	115,500
HCA, Inc. 6.300% 10/01/12	54,000	49,545
HCA, Inc. 7.500% 11/15/95	50,000	26,206
HCA, Inc. 7.690% 6/15/25	10,000	6,141
HCA, Inc. 9.125% 11/15/14	10,000	9,900
HCA, Inc. 9.250% 11/15/16	90,000	88,650
HCA, Inc. 9.625% 11/15/16	31,000	30,690
Roche Holdings, Inc. (b) 6.000% 3/01/19	40,000	42,651

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WellPoint, Inc. 5.875% 6/15/17	$10,000	$9,787
WellPoint, Inc. 7.000% 2/15/19	30,000	31,013
		525,433
Insurance – 0.0%
American International Group, Inc. 5.850% 1/16/18	30,000	15,871
Metlife, Inc. 6.400% 12/15/36	10,000	7,150
The Travelers Cos., Inc. VRN 6.250% 3/15/37	10,000	8,060
		31,081
Iron & Steel – 0.2%
Evraz Group SA (b) 8.875% 4/24/13	190,000	155,800
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	40,050
		195,850
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	14,825
Inn of the Mountain Gods Resort & Casino (d) 12.000% 11/15/10	20,000	8,000
MGM Mirage 6.625% 7/15/15	5,000	3,263
MGM Mirage (b) 10.375% 5/15/14	5,000	5,187
MGM Mirage (b) 11.125% 11/15/17	15,000	15,900
Station Casinos, Inc. 7.750% 8/15/16	55,000	18,975
		66,150
Manufacturing – 0.2%
Eastman Kodak Co. 7.250% 11/15/13	50,000	30,500
Tyco International Ltd. 6.875% 1/15/21	160,000	151,298
		181,798
Media – 1.2%
CCH I LLC (d) 11.000% 10/01/15	40,000	4,800
Comcast Corp. 6.500% 1/15/15	255,000	270,475
Comcast Corp. 6.500% 1/15/17	150,000	159,129
CSC Holdings, Inc. (b) 8.625% 2/15/19	20,000	19,450
DirecTV Holdings LLC 8.375% 3/15/13	25,000	25,063
Echostar DBS Corp. 6.625% 10/01/14	20,000	18,450
Echostar DBS Corp. 7.000% 10/01/13	20,000	19,000
News America, Inc. 6.650% 11/15/37	10,000	8,995
Reed Elsevier Capital, Inc. 8.625% 1/15/19	50,000	56,809
Rogers Cable, Inc. 6.750% 3/15/15	20,000	21,184
Sun Media Corp. 7.625% 2/15/13	10,000	6,575
Time Warner Cable, Inc. 6.200% 7/01/13	120,000	126,437
Time Warner Cable, Inc. 8.250% 4/01/19	70,000	79,423
Time Warner Cable, Inc. 8.750% 2/14/19	20,000	23,299
Time Warner, Inc. 6.875% 5/01/12	185,000	197,903
TL Acquisitions, Inc. (b) 10.500% 1/15/15	30,000	24,300
		1,061,292
Mining – 0.4%
Barrick Gold Corp. 6.950% 4/01/19	30,000	33,600
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	70,525
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	20,000	20,012
Teck Resources Ltd. (b) 9.750% 5/15/14	5,000	5,175
Teck Resources Ltd. (b) 10.250% 5/15/16	5,000	5,238
Teck Resources Ltd. (b) 10.750% 5/15/19	5,000	5,375
Vale Overseas Ltd. 6.875% 11/21/36	70,000	66,465
Vedanta Resources PLC (b) 8.750% 1/15/14	100,000	91,000
		297,390
Office Equipment/Supplies – 0.0%
Xerox Corp. 6.750% 2/01/17	10,000	9,100
Oil & Gas – 1.7%
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	9,758
Anadarko Petroleum Corp. 6.450% 9/15/36	140,000	125,848
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,450
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	16,800
Chesapeake Energy Corp. 7.250% 12/15/18	25,000	21,750
Conoco Funding Co. 6.350% 10/15/11	80,000	87,311
Conoco, Inc. 6.950% 4/15/29	30,000	32,325
ConocoPhillips 6.500% 2/01/39	70,000	74,510
ConocoPhillips 4.750% 10/15/12	10,000	10,536
Gaz Capital SA (b) 6.212% 11/22/16	100,000	83,500
Hess Corp. 7.300% 8/15/31	190,000	196,126
Hess Corp. 7.875% 10/01/29	30,000	32,539
Kerr-McGee Corp. 6.950% 7/01/24	20,000	18,558
Kerr-McGee Corp. 7.875% 9/15/31	265,000	258,588
Occidental Petroleum Corp. 7.000% 11/01/13	150,000	171,731
OPTI Canada, Inc. 7.875% 12/15/14	50,000	32,375
OPTI Canada, Inc. 8.250% 12/15/14	40,000	26,400
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	100,392
Petrobras International Finance Co. 6.125% 10/06/16	46,000	47,150
SandRidge Energy, Inc. (b) 9.875% 5/15/16	30,000	28,950
XTO Energy, Inc. 7.500% 4/15/12	50,000	55,387
		1,434,984

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services – 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	$10,000	$9,175
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	54,600
Complete Production Services, Inc. 8.000% 12/15/16	50,000	42,750
		106,525
Pharmaceuticals – 0.2%
Wyeth 5.950% 4/01/37	130,000	134,489
Pipelines – 0.6%
Dynegy Holdings, Inc. 7.750% 6/01/19	80,000	62,300
El Paso Corp. 7.000% 6/15/17	105,000	95,629
El Paso Corp. 7.750% 1/15/32	15,000	12,211
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	29,519
Kinder Morgan Energy Partners LP 6.000% 2/01/17	20,000	19,841
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	41,923
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	19,374
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	5,000	5,120
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $29,600) (b) (d) (e) 8.750% 11/15/15	30,000	1,200
Southern Natural Gas Co. 8.000% 3/01/32	10,000	10,581
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	30,384
Williams Cos., Inc. Series A 7.500% 1/15/31	220,000	193,600
		521,682
Real Estate – 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	15,000	9,450
Realogy Corp. 12.375% 4/15/15	150,000	42,000
		51,450
Real Estate Investment Trusts (REITS) – 0.8%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	634,099
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	15,000	13,425
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	10,000	8,975
		656,499
Retail – 0.3%
Amerigas Partners LP 7.250% 5/20/15	10,000	9,375
CVS Caremark Corp. 6.600% 3/15/19	90,000	96,166
CVS Caremark Corp. (Acquired 2/07/07, Cost $125,678) (b) (e) 9.350% 1/10/23	100,000	29,639
CVS Pass-Through Trust (b) 5.880% 1/10/28	30,253	25,960
CVS Pass-Through Trust (Acquired 3/26/07, Cost $14,054) (b) (e) 6.036% 12/10/28	34,820	30,267
Suburban Propane Partners LP 6.875% 12/15/13	35,000	32,200
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	21,493
		245,100
Savings & Loans – 0.5%
AAC Group Holding Corp. STEP (b) 10.250% 10/01/12	15,000	10,875
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	17,015
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	140,000	137,394
The Goldman Sachs Capital II VRN 5.793% 12/29/49	110,000	67,039
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	190,000	70,300
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	155,000	113,150
		415,773
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,000	7,575
Telecommunications – 2.0%
America Movil SAB de CV 5.625% 11/15/17	30,000	29,322
AT&T, Inc. 6.550% 2/15/39	130,000	129,769
BellSouth Corp. 4.750% 11/15/12	10,000	10,353
British Telecom PLC STEP 8.125% 12/15/10	160,000	169,931
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	76,790
Intelsat Jackson Holdings Ltd. (b) 9.500% 6/15/16	5,000	5,025
Koninklijke KPN NV 8.000% 10/01/10	180,000	188,888
Koninklijke KPN NV 8.375% 10/01/30	125,000	142,880
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	28,700
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	27,375
Qwest Corp. 6.875% 9/15/33	10,000	7,300
SBC Communications, Inc. 5.100% 9/15/14	120,000	124,655
Sprint Capital Corp. 8.375% 3/15/12	50,000	49,250
Sprint Capital Corp. 8.750% 3/15/32	60,000	48,300
Telecom Italia Capital SA 4.950% 9/30/14	120,000	114,878

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 6.100% 4/15/18	$60,000	$61,545
Verizon Communications, Inc. 8.950% 3/01/39	100,000	126,282
Verizon Global Funding Corp. 7.375% 9/01/12	60,000	67,123
Verizon Wireless Capital LLC (b) 8.500% 11/15/18	10,000	11,951
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 8.375% 4/30/13	190,000	172,425
Windstream Corp. 8.625% 8/01/16	80,000	76,600
		1,669,342
Transportation – 0.1%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	9,150
Kansas City Southern de Mexico SA de CV (b) 12.500% 4/01/16	25,000	25,375
RailAmerica, Inc. (b) 9.250% 7/01/17	40,000	38,600
		73,125
TOTAL CORPORATE DEBT (Cost $19,601,438)		15,419,079
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.7%
Commercial MBS – 0.7%
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3 5.620% 10/10/14	20,000	15,512
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	300,000	283,522
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	200,000	188,661
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	10,000	8,573
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,401) VRN (b) (e) 1.276% 5/28/40	1,750,471	37,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	100,049
Mutual Fund Fee Trust, Series 2000-3 (f) 9.070% 7/01/08	655,398	7
		633,591
Home Equity ABS – 1.1%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.114% 10/25/32	328,839	195,598
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 0.869% 9/25/27	48,622	32,947
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.549% 12/15/35	218,036	63,712
GSAA Trust, Series 2006-19, Class A3A FRN 0.554% 12/25/36	710,000	237,520
GSAA Trust, Series 2007-5, Class 2A3A FRN 0.634% 5/25/37	560,000	145,172
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 0.894% 6/25/33	331,419	247,270
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN 4.679% 10/25/37	108,783	12,161
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	42,635	31,936
		966,316
Student Loans ABS – 0.5%
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.534% 7/25/30	265,853	155,611
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.504% 7/25/17	284,176	117,415
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.949% 8/25/32	3,360	2,823
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.564% 11/25/37	143,153	108,230
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 0.684% 9/27/32	83,387	41,510
		425,589
WL Collateral CMO – 3.4%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.143% 11/25/34	159,850	87,334
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 0.809% 2/25/35	364,860	211,242

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.112% 6/26/35	$220,000	$142,315
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.039% 2/25/36	104,962	51,800
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 0.524% 4/25/46	202,489	79,755
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	114,824	57,605
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.646% 11/25/35	385,088	184,842
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	206,904	188,289
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 3.454% 5/25/29	84,198	65,885
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.538% 3/25/36	301,299	137,389
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 6.458% 6/25/37	323,637	147,554
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	249,338	236,482
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	115,983	111,312
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	457,640	312,071
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.669% 1/25/37	427,835	198,946
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	510,000	251,404
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.752% 11/25/36	430,000	200,996
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.946% 8/25/36	210,000	102,598
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	110,387	94,247
		2,862,066
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,978,680)		4,887,562
SOVEREIGN DEBT OBLIGATION – 0.0%
United Mexican States 6.750% 9/27/34	27,000	27,473
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $27,191)		27,473
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 11.1%
Pass-Through Securities – 11.1%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	94,836
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	141,803
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	283,784	283,473
Pool #888283 5.000% 8/01/34	5,944,549	6,074,585
Pool #960550 5.500% 1/01/38	1,989,756	2,057,299
Pool #944103 5.842% 7/01/37	583,637	613,366
Pool #595775 6.000% 8/01/31	10,265	10,824
Pool #902990 6.500% 11/01/36	14,671	15,648
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	17,507
Government National Mortgage Association
Pool #575499 6.000% 1/15/32	61,403	64,814
Pool #579631 6.000% 2/15/32	44,705	47,189
Pool #582351 6.500% 10/15/32	47,991	51,665
		9,473,009
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,080,846)		9,473,009
U.S. TREASURY OBLIGATIONS – 0.7%
U.S. Treasury Bonds & Notes – 0.7%
U.S. Treasury Bond 4.500% 5/15/38	42,000	43,391
U.S. Treasury Inflation Index 2.500% 1/15/29	496,560	526,199
U.S. Treasury Note 3.125% 5/15/19	40,000	38,684
		608,274
TOTAL U.S. TREASURY OBLIGATIONS (Cost $579,108)		608,274
TOTAL BONDS & NOTES (Cost $37,267,263)		30,415,397

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS – 0.0%
Computers – 0.0%
China Resources Power Holdings Co. Ltd. (a)	3,600	$1,533
TOTAL RIGHTS (Cost $0)		1,533
TOTAL LONG-TERM INVESTMENTS (Cost $85,382,315)		81,136,304
Principal Amount
SHORT-TERM INVESTMENTS – 3.2%
Repurchase Agreement – 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (h)	$2,575,804	2,575,804
Discount Notes – 0.2%
Federal National Mortgage Association (g) 0.010% 1/25/10	128,000	127,704
TOTAL SHORT-TERM INVESTMENTS (Cost $2,703,508)		2,703,508
TOTAL INVESTMENTS – 97.9% (Cost $88,085,823) (i)		83,839,812
Other Assets/ (Liabilities) – 2.1%		1,805,530
NET ASSETS – 100.0%		$85,645,342

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $3,648,354 or 4.26% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Security is currently in default.
(e)	Restricted security. (Note 2).
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	This security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	Maturity value of $2,575,804. Collateralized by U.S. Government Agency obligations with rates ranging from 2.875% - 4.000%, maturity dates ranging from 11/23/10 - 4/01/34, and an aggregate market value, including accrued interest, of $2,630,980.
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Aerospace & Defense – 1.0%
Northrop Grumman Corp.	52,500	$2,398,200
Raytheon Co.	15,300	679,779
		3,077,979
Agriculture – 3.9%
Altria Group, Inc.	218,200	3,576,298
Archer-Daniels- Midland Co.	148,500	3,975,345
Bunge Ltd.	56,700	3,416,175
Reynolds American, Inc.	13,200	509,784
		11,477,602
Automotive & Parts – 0.6%
Autoliv, Inc.	43,900	1,263,003
Magna International, Inc. Class A	14,600	616,704
		1,879,707
Banks – 5.1%
Bank of America Corp.	90,000	1,188,000
Capital One Financial Corp.	30,900	676,092
Deutsche Bank AG	46,900	2,860,900
U.S. Bancorp	200,100	3,585,792
Wells Fargo & Co.	273,900	6,644,814
		14,955,598
Beverages – 0.9%
Coca-Cola Enterprises, Inc.	156,300	2,602,395
Biotechnology – 1.0%
Amgen, Inc. (a)	53,400	2,826,996
Building Materials – 0.3%
Masco Corp.	82,100	786,518
Chemicals – 1.6%
Du Pont (E.I.) de Nemours & Co.	156,100	3,999,282
Eastman Chemical Co.	18,900	716,310
		4,715,592
Commercial Services – 0.3%
Hertz Global Holdings, Inc. (a)	121,600	971,584
Computers – 0.7%
International Business Machines Corp.	4,700	490,774
Western Digital Corp. (a)	54,800	1,452,200
		1,942,974
Cosmetics & Personal Care – 2.2%
The Procter & Gamble Co.	124,962	6,385,558
Diversified Financial – 6.2%
Ameriprise Financial, Inc.	25,900	628,593
The Goldman Sachs Group, Inc.	42,100	6,207,224
JP Morgan Chase & Co.	247,100	8,428,581
Morgan Stanley	103,500	2,950,785
		18,215,183
Electric – 1.6%
American Electric Power Co., Inc.	96,200	2,779,218
Dominion Resources, Inc.	34,900	1,166,358
RRI Energy, Inc. (a)	140,100	701,901
		4,647,477
Electronics – 1.5%
AU Optronics Corp. Sponsored ADR (Taiwan)	102,300	990,264
Tyco Electronics Ltd.	174,000	3,234,660
Vishay Intertechnology, Inc. (a)	5,050	34,290
		4,259,214
Foods – 5.1%
ConAgra Foods, Inc.	121,800	2,321,508
General Mills, Inc.	36,000	2,016,720
Kraft Foods, Inc. Class A	113,100	2,865,954
The Kroger Co.	66,200	1,459,710
Safeway, Inc.	72,900	1,484,973
Sara Lee Corp.	217,700	2,124,752
Smithfield Foods, Inc. (a)	17,900	250,063
Sysco Corp.	34,000	764,320
Tyson Foods, Inc. Class A	121,522	1,532,392
		14,820,392
Forest Products & Paper – 0.2%
MeadWestvaco Corp.	31,800	521,838
Gas – 0.6%
NiSource, Inc.	163,000	1,900,580
Health Care — Products – 2.0%
Covidien PLC	25,550	956,592
Johnson & Johnson	87,500	4,970,000
		5,926,592
Home Builders – 0.1%
D.R. Horton, Inc.	19,000	177,840
Home Furnishing – 0.1%
Whirlpool Corp.	8,800	374,528
Household Products – 0.7%
Kimberly-Clark Corp.	37,300	1,955,639
Insurance – 8.2%
ACE Ltd.	43,800	1,937,274
Allstate Corp.	114,800	2,801,120
Fidelity National Financial, Inc. Class A	60,400	817,212
Genworth Financial, Inc. Class A	159,300	1,113,507
The Hartford Financial Services Group, Inc.	129,900	1,541,913
Lincoln National Corp.	101,300	1,743,373
Metlife, Inc.	112,200	3,367,122
PartnerRe Ltd.	18,100	1,175,595
Prudential Financial, Inc.	19,000	707,180
Torchmark Corp.	17,500	648,200
The Travelers Cos., Inc.	92,000	3,775,680
Unum Group	162,100	2,570,906
XL Capital Ltd. Class A	159,200	1,824,432
		24,023,514
Internet – 0.8%
Symantec Corp. (a)	142,400	2,215,744
Machinery — Construction & Mining – 1.2%
Caterpillar, Inc.	43,100	1,424,024
Ingersoll-Rand PLC	66,600	1,391,940
Terex Corp. (a)	70,700	853,349
		3,669,313
Manufacturing – 1.8%
General Electric Co.	339,800	3,982,456
SPX Corp.	6,000	293,820
Textron, Inc.	97,800	944,748
		5,221,024

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media – 7.0%
CBS Corp. Class B	363,700	$2,516,804
Comcast Corp. Class A	53,100	769,419
News Corp. Class A	525,500	4,787,305
Time Warner Cable, Inc.	99,900	3,163,833
Time Warner, Inc.	245,466	6,183,289
Viacom, Inc. Class B (a)	95,400	2,165,580
The Walt Disney Co.	38,500	898,205
		20,484,435
Oil & Gas – 18.2%
Apache Corp.	44,800	3,232,320
BP PLC Sponsored ADR (United Kingdom)	34,500	1,644,960
Chevron Corp.	161,000	10,666,250
ConocoPhillips	120,000	5,047,200
Devon Energy Corp.	86,700	4,725,150
ENSCO International, Inc.	25,000	871,750
EOG Resources, Inc.	25,300	1,718,376
Exxon Mobil Corp.	242,300	16,939,193
Nexen, Inc.	34,100	738,265
Occidental Petroleum Corp.	35,200	2,316,512
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	59,800	3,001,362
Sunoco, Inc.	11,400	264,480
Total SA Sponsored ADR (France)	41,200	2,234,276
		53,400,094
Packaging & Containers – 0.2%
Sonoco Products Co.	27,400	656,230
Pharmaceuticals – 9.9%
AstraZeneca PLC Sponsored ADR (United Kingdom)	43,800	1,933,332
Cardinal Health, Inc.	49,300	1,506,115
Eli Lilly & Co.	88,800	3,076,032
GlaxoSmithKline PLC ADR (United Kingdom)	43,100	1,523,154
Merck & Co., Inc.	223,700	6,254,652
Pfizer, Inc.	673,500	10,102,500
Schering-Plough Corp.	187,500	4,710,000
		29,105,785
Retail – 4.8%
AutoNation, Inc. (a)	102,700	1,781,845
Foot Locker, Inc.	98,200	1,028,154
The Home Depot, Inc.	126,700	2,993,921
J.C. Penney Co., Inc.	53,600	1,538,856
Jones Apparel Group, Inc.	144,800	1,553,704
Limited Brands, Inc.	157,100	1,880,487
Lowe's Cos., Inc.	58,000	1,125,780
Macy's, Inc.	186,600	2,194,416
		14,097,163
Telecommunications – 10.6%
AT&T, Inc.	505,400	12,554,136
Corning, Inc.	149,300	2,397,758
Motorola, Inc.	478,800	3,174,444
Nokia Oyj Sponsored ADR (Finland)	248,500	3,623,130
Sprint Nextel Corp. (a)	788,500	3,792,685
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	90,200	882,156
Verizon Communications, Inc.	97,300	2,990,029
Vodafone Group PLC Sponsored ADR (United Kingdom)	89,500	1,744,355
		31,158,693
TOTAL COMMON STOCK (Cost $349,397,089)		288,453,781
TOTAL EQUITIES (Cost $349,397,089)		288,453,781
TOTAL LONG-TERM INVESTMENTS (Cost $349,397,089)		288,453,781
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$8,692,537	8,692,537
TOTAL SHORT-TERM INVESTMENTS (Cost $8,692,537)		8,692,537
TOTAL INVESTMENTS – 101.3% (Cost $358,089,626) (c)		297,146,318
Other Assets/ (Liabilities) – (1.3)%		(3,936,711)
NET ASSETS – 100.0%		$293,209,607

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,692,540. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 1/01/13 - 9/01/13, and an aggregate market value, including accrued interest, of $8,866,826.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.8%
COMMON STOCK – 96.8%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	97,900	$7,895,635
Agriculture – 1.0%
Philip Morris International, Inc.	190,200	8,296,524
Auto Manufacturers – 0.8%
Paccar, Inc.	187,300	6,089,123
Banks – 7.7%
Bank of America Corp.	1,067,300	14,088,360
The Bank of New York Mellon Corp.	388,233	11,379,109
PNC Financial Services Group, Inc.	258,000	10,012,980
Wells Fargo & Co.	1,130,700	27,430,782
		62,911,231
Beverages – 1.5%
PepsiCo, Inc.	226,800	12,464,928
Chemicals – 3.0%
Agrium, Inc.	227,300	9,066,997
Du Pont (E.I.) de Nemours & Co.	307,700	7,883,274
The Mosaic Co.	170,000	7,531,000
		24,481,271
Computers – 1.3%
Hewlett-Packard Co.	281,000	10,860,650
Distribution & Wholesale – 1.1%
Ingram Micro, Inc. Class A (a)	489,700	8,569,750
Diversified Financial – 7.1%
Ameriprise Financial, Inc.	160,200	3,888,054
The Goldman Sachs Group, Inc.	168,400	24,828,896
JP Morgan Chase & Co.	847,836	28,919,686
		57,636,636
Electric – 5.3%
Edison International	260,100	8,182,746
Entergy Corp.	130,100	10,085,352
Exelon Corp.	141,200	7,230,852
FPL Group, Inc.	173,900	9,887,954
NRG Energy, Inc. (a)	106,700	2,769,932
SCANA Corp.	153,500	4,984,145
		43,140,981
Environmental Controls – 1.0%
Waste Management, Inc.	301,000	8,476,160
Foods – 4.1%
General Mills, Inc.	75,200	4,212,704
The Kroger Co.	280,100	6,176,205
Nestle SA	258,800	9,736,056
Safeway, Inc.	329,200	6,705,804
Sysco Corp.	298,500	6,710,280
		33,541,049
Hand & Machine Tools – 0.9%
The Stanley Works	220,400	7,458,336
Health Care — Products – 3.9%
Baxter International, Inc.	208,200	11,026,272
Covidien PLC	184,700	6,915,168
Johnson & Johnson	143,000	8,122,400
Zimmer Holdings, Inc. (a)	124,900	5,320,740
		31,384,580
Health Care — Services – 1.2%
UnitedHealth Group, Inc.	403,900	10,089,422
Household Products – 1.0%
Kimberly-Clark Corp.	160,200	8,399,286
Insurance – 6.0%
ACE Ltd.	421,100	18,625,253
Aon Corp.	222,900	8,441,223
Chubb Corp.	281,600	11,230,208
Principal Financial Group, Inc.	162,348	3,058,636
Unum Group	478,100	7,582,666
		48,937,986
Iron & Steel – 0.8%
Cliffs Natural Resources, Inc.	261,700	6,403,799
Machinery — Construction & Mining – 1.1%
Ingersoll-Rand PLC	439,200	9,179,280
Machinery — Diversified – 1.4%
Cummins, Inc.	316,400	11,140,444
Manufacturing – 2.4%
General Electric Co.	1,089,000	12,763,080
Illinois Tool Works, Inc.	174,200	6,504,628
		19,267,708
Media – 2.1%
Comcast Corp. Class A	847,750	12,283,898
Viacom, Inc. Class B (a)	197,700	4,487,790
		16,771,688
Metal Fabricate & Hardware – 1.2%
Precision Castparts Corp.	127,300	9,296,719
Oil & Gas – 16.5%
Apache Corp.	113,600	8,196,240
BP PLC Sponsored ADR (United Kingdom)	171,300	8,167,584
Chevron Corp.	347,800	23,041,750
EOG Resources, Inc.	56,800	3,857,856
Exxon Mobil Corp.	518,200	36,227,362
Marathon Oil Corp.	327,800	9,876,614
Newfield Exploration Co. (a)	182,400	5,959,008
Occidental Petroleum Corp.	256,300	16,867,103
Total SA Sponsored ADR (France)	244,000	13,232,120
XTO Energy, Inc.	220,650	8,415,591
		133,841,228
Pharmaceuticals – 6.5%
Abbott Laboratories	198,900	9,356,256
Cardinal Health, Inc.	222,500	6,797,375
Pfizer, Inc.	1,176,400	17,646,000
Schering-Plough Corp.	419,000	10,525,280
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	171,600	8,466,744
		52,791,655
Real Estate Investment Trusts (REITS) – 0.7%
Kimco Realty Corp.	274,800	2,761,740
Regency Centers Corp.	92,200	3,218,702
		5,980,442
Retail – 5.0%
Coach, Inc.	200,400	5,386,752
CVS Caremark Corp.	327,300	10,431,051
The Gap, Inc.	229,000	3,755,600
The Home Depot, Inc.	241,800	5,713,734
Kohl's Corp. (a)	178,100	7,613,775

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Staples, Inc.	397,100	$8,009,507
		40,910,419
Semiconductors – 2.7%
Intel Corp.	806,700	13,350,885
Texas Instruments, Inc.	419,700	8,939,610
		22,290,495
Software – 1.7%
Microsoft Corp.	586,200	13,933,974
Telecommunications – 5.0%
AT&T, Inc.	835,720	20,759,285
Cisco Systems, Inc. (a)	612,400	11,415,136
Verizon Communications, Inc.	273,400	8,401,582
		40,576,003
Toys, Games & Hobbies – 1.0%
Mattel, Inc.	511,400	8,207,970
Transportation – 0.8%
United Parcel Service, Inc. Class B	124,700	6,233,753
TOTAL COMMON STOCK (Cost $857,330,291)		787,459,125
TOTAL EQUITIES (Cost $857,330,291)		787,459,125
TOTAL LONG-TERM INVESTMENTS (Cost $857,330,291)		787,459,125
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$22,003,911	22,003,911
TOTAL SHORT-TERM INVESTMENTS (Cost $22,003,911)		22,003,911
TOTAL INVESTMENTS – 99.5% (Cost $879,334,202) (c)		809,463,036
Other Assets/ (Liabilities) – 0.5%		4,229,365
NET ASSETS – 100.0%		$813,692,401

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $22,003,917. Collateralized by U.S. Government Agency obligations with rates ranging from 3.457% - 5.038%, maturity dates ranging from 5/01/33 - 3/01/34, and an aggregate market value, including accrued interest, of $22,445,249.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.3%
COMMON STOCK – 100.3%
Aerospace & Defense – 1.7%
Lockheed Martin Corp.	2,550	$205,657
United Technologies Corp.	6,730	349,691
		555,348
Agriculture – 2.0%
Archer-Daniels- Midland Co.	13,850	370,764
Lorillard, Inc.	3,900	264,303
		635,067
Automotive & Parts – 0.6%
WABCO Holdings, Inc.	10,540	186,558
Banks – 11.0%
Bank of America Corp.	86,080	1,136,256
Capital One Financial Corp.	16,080	351,830
Comerica, Inc.	6,850	144,878
KeyCorp	36,120	189,269
PNC Financial Services Group, Inc.	6,098	236,663
SunTrust Banks, Inc.	27,200	447,440
Wells Fargo & Co.	40,470	981,802
		3,488,138
Beverages – 0.6%
Molson Coors Brewing Co. Class B	4,800	203,184
Biotechnology – 1.0%
Amgen, Inc. (a)	6,050	320,287
Chemicals – 1.2%
The Lubrizol Corp.	5,300	250,743
Terra Industries, Inc.	5,430	131,515
		382,258
Commercial Services – 2.6%
Donnelley (R.R.) & Sons Co.	19,060	221,477
H&R Block, Inc.	10,870	187,290
McKesson Corp.	6,360	279,840
Service Corp. International	25,770	141,220
		829,827
Computers – 2.4%
Hewlett-Packard Co.	8,050	311,132
NCR Corp. (a)	18,020	213,177
Western Digital Corp. (a)	8,790	232,935
		757,244
Distribution & Wholesale – 0.4%
WESCO International, Inc. (a)	5,070	126,953
Diversified Financial – 6.6%
CME Group, Inc.	830	258,221
Interactive Brokers Group, Inc. (a)	18,580	288,548
JP Morgan Chase & Co.	31,790	1,084,357
Morgan Stanley	15,900	453,309
		2,084,435
Electric – 3.8%
Edison International	9,490	298,556
Exelon Corp.	5,320	272,437
NRG Energy, Inc. (a)	25,170	653,413
		1,224,406
Electronics – 0.9%
Arrow Electronics, Inc. (a)	5,070	107,687
Thomas & Betts Corp. (a)	5,710	164,790
		272,477
Foods – 2.2%
Corn Products International, Inc.	3,020	80,906
Kraft Foods, Inc. Class A	20,720	525,045
SUPERVALU, Inc.	6,120	79,254
		685,205
Gas – 2.5%
Energen Corp.	8,670	345,933
NiSource, Inc.	25,010	291,616
UGI Corp.	6,140	156,509
		794,058
Health Care — Services – 3.0%
Humana, Inc. (a)	6,140	198,076
Lincare Holdings, Inc. (a)	9,710	228,379
WellPoint, Inc. (a)	10,620	540,452
		966,907
Insurance – 6.3%
ACE Ltd.	9,080	401,608
Allied World Assurance Holdings Ltd.	4,900	200,067
Aspen Insurance Holdings Ltd.	7,700	172,018
Assurant, Inc.	12,300	296,307
Lincoln National Corp.	15,550	267,615
Metlife, Inc.	8,260	247,883
PartnerRe Ltd.	3,000	194,850
Unum Group	14,560	230,922
		2,011,270
Iron & Steel – 1.8%
Nucor Corp.	7,810	346,998
United States Steel Corp.	6,210	221,946
		568,944
Machinery — Diversified – 1.9%
AGCO Corp. (a)	11,740	341,282
Cummins, Inc.	7,830	275,694
		616,976
Manufacturing – 2.3%
General Electric Co.	62,750	735,430
Media – 4.6%
Comcast Corp. Class A	39,200	568,008
DISH Network Corp. Class A (a)	11,450	185,605
The McGraw-Hill Cos., Inc.	9,500	286,045
Time Warner, Inc.	17,296	435,686
		1,475,344
Metal Fabricate & Hardware – 0.7%
Precision Castparts Corp.	3,270	238,808
Oil & Gas – 18.2%
Anadarko Petroleum Corp.	9,640	437,560
Chevron Corp.	20,180	1,336,925
ConocoPhillips	4,090	172,025
ENSCO International, Inc.	6,800	237,116
Exxon Mobil Corp.	20,480	1,431,757
Marathon Oil Corp.	18,860	568,252
Noble Corp.	8,740	264,385
Occidental Petroleum Corp.	11,810	777,216
Tesoro Corp.	15,670	199,479
Valero Energy Corp.	20,900	353,001
		5,777,716

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services – 0.6%
Oil States International, Inc. (a)	7,290	$176,491
Packaging & Containers – 0.6%
Owens-IIlinois, Inc. (a)	6,660	186,547
Pharmaceuticals – 4.9%
King Pharmaceuticals, Inc. (a)	26,310	253,365
Pfizer, Inc.	86,290	1,294,350
		1,547,715
Real Estate Investment Trusts (REITS) – 0.6%
Duke Realty Corp.	12,080	105,942
ProLogis	12,300	99,138
		205,080
Retail – 3.9%
Coach, Inc.	6,650	178,752
CVS Caremark Corp.	16,900	538,603
Macy's, Inc.	18,270	214,855
Polo Ralph Lauren Corp.	3,540	189,532
Wendy's/Arby's Group, Inc. Class A	29,190	116,760
		1,238,502
Semiconductors – 0.5%
MEMC Electronic Materials, Inc. (a)	9,170	163,318
Software – 0.8%
IMS Health, Inc.	19,950	253,365
Telecommunications – 7.6%
Amdocs Ltd. (a)	6,500	139,425
AT&T, Inc.	41,550	1,032,102
Embarq Corp.	6,560	275,913
NII Holdings, Inc. (a)	18,690	356,418
Qwest Communications International, Inc.	86,440	358,726
Sprint Nextel Corp. (a)	22,670	109,043
Tellabs, Inc. (a)	22,790	130,587
		2,402,214
Toys, Games & Hobbies – 1.1%
Hasbro, Inc.	10,630	257,671
JAKKS Pacific, Inc. (a)	7,240	92,889
		350,560
Transportation – 1.4%
Norfolk Southern Corp.	11,110	418,514
Overseas Shipholding Group, Inc.	1,090	37,103
		455,617
TOTAL COMMON STOCK (Cost $31,179,407)		31,916,249
TOTAL EQUITIES (Cost $31,179,407)		31,916,249
TOTAL LONG-TERM INVESTMENTS (Cost $31,179,407)		31,916,249
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$55,020	55,020
TOTAL SHORT-TERM INVESTMENTS (Cost $55,020)		55,020
TOTAL INVESTMENTS – 100.5% (Cost $31,234,427) (c)		31,971,269
Other Assets/ (Liabilities) – (0.5)%		(161,231)
NET ASSETS – 100.0%		$31,810,038

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $55,020. Collateralized by U.S. Government Agency obligations with a rate of 1.268%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $60,075.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 96.9%
Agriculture – 0.9%
Philip Morris International, Inc.	139,200	$6,071,904
Auto Manufacturers – 0.3%
Paccar, Inc.	62,340	2,026,673
Banks – 8.0%
The Bank of New York Mellon Corp.	452,600	13,265,706
Julius Baer Holding AG	312,300	12,173,202
Wells Fargo & Co.	1,124,476	27,279,788
		52,718,696
Beverages – 3.0%
The Coca-Cola Co.	47,000	2,255,530
Diageo PLC Sponsored ADR (United Kingdom)	182,300	10,436,675
Heineken Holding NV Class A	219,964	6,993,848
		19,686,053
Building Materials – 1.1%
Martin Marietta Materials, Inc.	88,400	6,972,992
Chemicals – 0.8%
Monsanto Co.	48,700	3,620,358
Potash Corp. of Saskatchewan, Inc.	17,600	1,637,680
		5,258,038
Coal – 1.0%
China Coal Energy Co.	5,612,200	6,742,395
Commercial Services – 4.3%
Cosco Pacific Ltd.	1,921,100	2,148,570
H&R Block, Inc.	250,100	4,309,223
Iron Mountain, Inc. (a)	499,916	14,372,585
Moody's Corp.	210,200	5,538,770
Visa Inc. Class A	28,810	1,793,711
		28,162,859
Computers – 1.2%
Hewlett-Packard Co.	208,100	8,043,065
Cosmetics & Personal Care – 1.4%
The Procter & Gamble Co.	184,000	9,402,400
Diversified Financial – 6.6%
American Express Co.	767,000	17,825,080
Ameriprise Financial, Inc.	160,260	3,889,510
The Goldman Sachs Group, Inc.	26,720	3,939,597
JP Morgan Chase & Co.	537,188	18,323,483
		43,977,670
Electric – 0.2%
The AES Corp. (a)	119,900	1,392,039
Electronics – 1.2%
Agilent Technologies, Inc. (a)	333,170	6,766,683
Garmin Ltd.	48,060	1,144,789
		7,911,472
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland)	150,860	2,380,571
Foods – 0.3%
The Hershey Co.	47,800	1,720,800
Forest Products & Paper – 0.7%
Sino-Forest Corp. (a)	436,120	4,651,547
Health Care — Products – 2.4%
Becton, Dickinson & Co.	70,000	4,991,700
Johnson & Johnson	189,400	10,757,920
		15,749,620
Health Care — Services – 1.1%
Laboratory Corp. of America Holdings (a)	26,400	1,789,656
UnitedHealth Group, Inc.	224,600	5,610,508
		7,400,164
Holding Company — Diversified – 1.1%
China Merchants Holdings International Co. Ltd.	2,566,587	7,329,617
Housewares – 0.2%
Hunter Douglas NV	36,862	1,505,759
Insurance – 11.5%
American International Group, Inc.	394,700	457,852
Berkshire Hathaway, Inc. Class A (a)	370	33,300,000
The Hartford Financial Services Group, Inc.	147,050	1,745,483
Loews Corp.	558,300	15,297,420
Markel Corp. (a)	2,210	622,557
Nipponkoa Insurance Co. Ltd.	67,700	392,287
Principal Financial Group, Inc.	62,800	1,183,152
The Progressive Corp. (a)	921,800	13,928,398
Sun Life Financial, Inc.	39,900	1,074,108
Transatlantic Holdings, Inc.	191,212	8,285,216
		76,286,473
Internet – 2.1%
Amazon.com, Inc. (a)	39,300	3,287,838
Google, Inc. Class A (a)	23,470	9,894,717
Liberty Media Holding Corp. Interactive Class A (a)	172,600	864,726
		14,047,281
Leisure Time – 0.8%
Harley-Davidson, Inc.	328,400	5,323,364
Machinery — Construction & Mining – 0.8%
BHP Billiton PLC	150,100	3,389,843
Rio Tinto PLC	53,500	1,862,162
		5,252,005
Manufacturing – 0.7%
Tyco International Ltd.	187,921	4,882,188
Media – 4.1%
Comcast Corp. Special Class A	820,400	11,567,640
Liberty Media Corp. Entertainment Class A (a)	136,800	3,659,400
News Corp. Class A	789,800	7,195,078
The Walt Disney Co.	202,900	4,733,657
		27,155,775
Mining – 0.6%
Vulcan Materials Co.	88,200	3,801,420
Oil & Gas – 14.5%
Canadian Natural Resources Ltd.	258,900	13,589,661
ConocoPhillips	310,492	13,059,294
Devon Energy Corp.	353,400	19,260,300
EOG Resources, Inc.	283,900	19,282,488

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	469,400	$30,891,214
		96,082,957
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	77,215	5,736,302
Packaging & Containers – 2.1%
Sealed Air Corp.	767,172	14,154,323
Pharmaceuticals – 5.4%
Cardinal Health, Inc.	149,400	4,564,170
Express Scripts, Inc. (a)	113,400	7,796,250
Merck & Co., Inc.	214,600	6,000,216
Pfizer, Inc.	372,800	5,592,000
Schering-Plough Corp.	477,900	12,004,848
		35,957,484
Real Estate – 1.1%
Brookfield Asset Management, Inc. Class A	165,100	2,818,257
Hang Lung Properties Ltd.	980,000	4,606,759
		7,425,016
Retail – 8.1%
Bed Bath & Beyond, Inc. (a)	244,200	7,509,150
Carmax, Inc. (a)	255,100	3,749,970
Costco Wholesale Corp.	573,400	26,204,380
CVS Caremark Corp.	499,761	15,927,383
		53,390,883
Semiconductors – 1.9%
Texas Instruments, Inc.	597,800	12,733,140
Software – 3.9%
Activision Blizzard, Inc. (a)	321,100	4,055,493
Dun & Bradstreet Corp.	114,750	9,318,847
Microsoft Corp.	528,600	12,564,822
		25,939,162
Telecommunications – 0.7%
Cisco Systems, Inc. (a)	229,300	4,274,152
Transportation – 1.5%
China Shipping Development Co. Ltd. Class H	1,719,000	2,193,125
Kuehne & Nagel International AG	54,250	4,257,467
United Parcel Service, Inc. Class B	68,500	3,424,315
		9,874,907
TOTAL COMMON STOCK (Cost $662,585,032)		641,421,166
TOTAL EQUITIES (Cost $662,585,032)		641,421,166
	Principal Amount
BONDS & NOTES – 0.8%
CORPORATE DEBT – 0.8%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 07/23/08, Cost $1,565,682) (b) (c) 5.000% 8/01/13	$1,604,000	1,323,300
Leisure Time – 0.6%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	4,213,588
TOTAL CORPORATE DEBT (Cost $5,572,075)		5,536,888
TOTAL BONDS & NOTES (Cost $5,572,075)		5,536,888
	Number of Shares
RIGHTS – 0.1%
Mining – 0.1%
Rio Tinto PLC (a)	28,087	947,106
TOTAL RIGHTS (Cost $1,124,742)		947,106
TOTAL LONG-TERM INVESTMENTS (Cost $669,281,849)		647,905,160
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (d)	$15,030,875	15,030,875
TOTAL SHORT-TERM INVESTMENTS (Cost $15,030,875)		15,030,875
TOTAL INVESTMENTS – 100.1% (Cost $684,312,724) (e)		662,936,035
Other Assets/ (Liabilities) – (0.1)%		(723,510)
NET ASSETS – 100.0%		$662,212,525

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $1,323,300 or 0.20% of net assets.
(d)	Maturity value of $15,030,879. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.500%, maturity dates ranging from 5/01/10 - 9/01/12, and an aggregate market value, including accrued interest, of $15,331,775.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 97.8%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	81,843	$413,308
Omnicom Group, Inc.	54,228	1,712,520
		2,125,828
Aerospace & Defense – 2.2%
The Boeing Co.	126,540	5,377,950
General Dynamics Corp.	67,008	3,711,573
Goodrich Corp.	21,590	1,078,852
L-3 Communications Holdings, Inc.	20,700	1,436,166
Lockheed Martin Corp.	56,807	4,581,485
Northrop Grumman Corp.	56,278	2,570,779
Raytheon Co.	68,600	3,047,898
Rockwell Collins, Inc.	27,532	1,148,910
United Technologies Corp.	164,162	8,529,858
		31,483,471
Agriculture – 1.9%
Altria Group, Inc.	360,039	5,901,039
Archer-Daniels- Midland Co.	111,879	2,995,001
Lorillard, Inc.	29,297	1,985,458
Philip Morris International, Inc.	341,439	14,893,569
Reynolds American, Inc.	29,500	1,139,290
		26,914,357
Airlines – 0.1%
Southwest Airlines Co.	129,365	870,627
Apparel – 0.3%
Nike, Inc. Class B	67,466	3,493,389
VF Corp.	15,302	846,966
		4,340,355
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	557,609	3,384,687
Paccar, Inc.	63,257	2,056,485
		5,441,172
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	42,576	479,406
Johnson Controls, Inc.	103,606	2,250,322
		2,729,728
Banks – 4.9%
Bank of America Corp.	1,409,728	18,608,410
The Bank of New York Mellon Corp.	206,543	6,053,775
BB&T Corp.	110,516	2,429,142
Capital One Financial Corp.	79,810	1,746,243
Comerica, Inc.	26,376	557,852
Fifth Third Bancorp	129,588	920,075
First Horizon National Corp.	35,484	425,812
Huntington Bancshares, Inc.	96,821	404,712
KeyCorp	118,668	621,820
M&T Bank Corp.	13,600	692,648
Marshall & Ilsley Corp.	61,400	294,720
Northern Trust Corp.	42,493	2,281,024
PNC Financial Services Group, Inc.	79,213	3,074,256
Regions Financial Corp.	206,949	836,074
State Street Corp.	85,268	4,024,650
SunTrust Banks, Inc.	82,734	1,360,974
U.S. Bancorp	330,134	5,916,001
Wells Fargo & Co.	811,942	19,697,713
Zions Bancorp	19,700	227,732
		70,173,633
Beverages – 2.5%
Brown-Forman Corp. Class B	17,102	735,044
The Coca-Cola Co.	346,572	16,631,990
Coca-Cola Enterprises, Inc.	54,843	913,136
Constellation Brands, Inc. Class A (a)	35,000	443,800
Dr. Pepper Snapple Group, Inc. (a)	44,700	947,193
Molson Coors Brewing Co. Class B	26,130	1,106,083
The Pepsi Bottling Group, Inc.	23,582	798,015
PepsiCo, Inc.	271,166	14,903,283
		36,478,544
Biotechnology – 1.4%
Amgen, Inc. (a)	176,190	9,327,499
Biogen Idec, Inc. (a)	50,191	2,266,124
Celgene Corp. (a)	80,100	3,831,984
Genzyme Corp. (a)	46,900	2,610,923
Life Technologies Corp. (a)	29,834	1,244,674
Millipore Corp. (a)	9,381	658,640
		19,939,844
Building Materials – 0.0%
Masco Corp.	63,492	608,253
Chemicals – 1.8%
Air Products & Chemicals, Inc.	36,505	2,357,858
CF Industries Holdings, Inc.	8,400	622,776
The Dow Chemical Co.	185,420	2,992,679
Du Pont (E.I.) de Nemours & Co.	157,250	4,028,745
Eastman Chemical Co.	12,635	478,867
Ecolab, Inc.	29,258	1,140,769
International Flavors & Fragrances, Inc.	13,882	454,219
Monsanto Co.	94,948	7,058,434
PPG Industries, Inc.	28,608	1,255,891
Praxair, Inc.	53,556	3,806,225
The Sherwin- Williams Co.	17,389	934,659
Sigma-Aldrich Corp.	21,302	1,055,727
		26,186,849
Coal – 0.2%
CONSOL Energy, Inc.	31,500	1,069,740
Massey Energy Co.	14,900	291,146
Peabody Energy Corp.	46,600	1,405,456
		2,766,342
Commercial Services – 1.3%
Apollo Group, Inc. Class A (a)	18,600	1,322,832
Automatic Data Processing, Inc.	87,308	3,094,196
Convergys Corp. (a)	21,471	199,251
DeVry, Inc.	10,700	535,428
Donnelley (R.R.) & Sons Co.	37,515	435,924
Equifax, Inc.	22,049	575,479
H&R Block, Inc.	57,896	997,548
Iron Mountain, Inc. (a)	31,300	899,875
MasterCard, Inc. Class A	12,600	2,108,106
McKesson Corp.	47,298	2,081,112
Monster Worldwide, Inc. (a)	22,218	262,395
Moody's Corp.	33,172	874,082
Paychex, Inc.	55,906	1,408,831

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	33,700	$779,481
Robert Half International, Inc.	26,400	623,568
Total System Services, Inc.	34,183	457,710
Western Union Co.	122,051	2,001,636
		18,657,454
Computers – 5.5%
Affiliated Computer Services, Inc. Class A (a)	17,100	759,582
Apple, Inc. (a)	155,250	22,112,258
Cognizant Technology Solutions Corp. Class A (a)	50,800	1,356,360
Computer Sciences Corp. (a)	26,696	1,182,633
Dell, Inc. (a)	301,548	4,140,254
EMC Corp. (a)	350,633	4,593,292
Hewlett-Packard Co.	415,352	16,053,355
International Business Machines Corp.	230,002	24,016,809
Lexmark International, Inc. Class A (a)	13,528	214,419
NetApp, Inc. (a)	57,638	1,136,621
SanDisk Corp. (a)	39,400	578,786
Sun Microsystems, Inc. (a)	129,776	1,196,535
Teradata Corp. (a)	30,136	706,086
Western Digital Corp. (a)	38,400	1,017,600
		79,064,590
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	74,338	1,916,434
Colgate-Palmolive Co.	86,919	6,148,650
The Estee Lauder Cos., Inc. Class A	20,300	663,201
The Procter & Gamble Co.	507,393	25,927,782
		34,656,067
Distribution & Wholesale – 0.2%
Fastenal Co.	22,500	746,325
Genuine Parts Co.	27,812	933,371
W.W. Grainger, Inc.	11,066	906,084
		2,585,780
Diversified Financial – 4.8%
American Express Co.	205,360	4,772,566
Ameriprise Financial, Inc.	44,392	1,077,394
The Charles Schwab Corp.	163,395	2,865,948
CIT Group, Inc.	61,600	132,440
Citigroup, Inc.	967,041	2,872,112
CME Group, Inc.	11,600	3,608,876
Discover Financial Services	84,499	867,805
E*TRADE Financial Corp. (a)	86,600	110,848
Federated Investors, Inc. Class B	15,500	373,395
Franklin Resources, Inc.	26,330	1,896,023
The Goldman Sachs Group, Inc.	87,600	12,915,744
IntercontinentalExchange, Inc. (a)	12,600	1,439,424
Invesco Ltd.	69,354	1,235,888
Janus Capital Group, Inc.	26,794	305,452
JP Morgan Chase & Co.	677,649	23,114,607
Legg Mason, Inc.	25,100	611,938
Morgan Stanley	236,499	6,742,587
The NASDAQ OMX Group, Inc. (a)	23,900	509,309
NYSE Euronext	47,000	1,280,750
SLM Corp. (a)	82,431	846,566
T. Rowe Price Group, Inc.	44,626	1,859,566
		69,439,238
Electric – 3.7%
The AES Corp. (a)	117,053	1,358,985
Allegheny Energy, Inc.	29,500	756,675
Ameren Corp.	37,042	921,975
American Electric Power Co., Inc.	85,408	2,467,437
CenterPoint Energy, Inc.	58,722	650,640
CMS Energy Corp.	36,654	442,780
Consolidated Edison, Inc.	47,674	1,783,961
Constellation Energy Group, Inc.	33,564	892,131
Dominion Resources, Inc.	101,644	3,396,943
DTE Energy Co.	28,452	910,464
Duke Energy Corp.	223,668	3,263,316
Dynegy, Inc. Class A (a)	88,307	200,457
Edison International	56,787	1,786,519
Entergy Corp.	34,706	2,690,409
Exelon Corp.	114,748	5,876,245
FirstEnergy Corp.	53,087	2,057,121
FPL Group, Inc.	71,230	4,050,138
Integrys Energy Group, Inc.	13,500	404,865
Northeast Utilities	27,700	617,987
Pepco Holdings, Inc.	35,600	478,464
PG&E Corp.	63,781	2,451,742
Pinnacle West Capital Corp.	16,350	492,953
PPL Corp.	65,410	2,155,914
Progress Energy, Inc.	48,621	1,839,332
Public Service Enterprise Group, Inc.	88,164	2,876,791
SCANA Corp.	20,900	678,623
The Southern Co.	138,346	4,310,861
TECO Energy, Inc.	35,400	422,322
Wisconsin Energy Corp.	20,700	842,697
Xcel Energy, Inc.	77,087	1,419,172
		52,497,919
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	130,808	4,238,179
Molex, Inc.	24,147	375,486
		4,613,665
Electronics – 0.3%
Agilent Technologies, Inc. (a)	61,405	1,247,135
Amphenol Corp. Class A	29,800	942,872
FLIR Systems, Inc. (a)	25,400	573,024
Jabil Circuit, Inc.	36,900	273,798
PerkinElmer, Inc.	20,974	364,948
Tyco Electronics Ltd.	-	-
Waters Corp. (a)	16,900	869,843
		4,271,620
Engineering & Construction – 0.2%
Fluor Corp.	31,570	1,619,225
Jacobs Engineering Group, Inc. (a)	21,600	909,144
		2,528,369
Entertainment – 0.1%
International Game Technology	51,456	818,150
Environmental Controls – 0.3%
Republic Services, Inc.	56,600	1,381,606
Stericycle, Inc. (a)	15,000	772,950
Waste Management, Inc.	85,597	2,410,412
		4,564,968
Foods – 2.0%
Campbell Soup Co.	35,646	1,048,705
ConAgra Foods, Inc.	77,869	1,484,183
Dean Foods Co. (a)	31,500	604,485

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Mills, Inc.	57,151	$3,201,599
H.J. Heinz Co.	55,122	1,967,855
The Hershey Co.	28,884	1,039,824
Hormel Foods Corp.	12,500	431,750
The J.M. Smucker Co.	20,695	1,007,019
Kellogg Co.	44,116	2,054,482
Kraft Foods, Inc. Class A	256,052	6,488,358
The Kroger Co.	113,675	2,506,534
McCormick & Co., Inc.	22,200	722,166
Safeway, Inc.	74,777	1,523,208
Sara Lee Corp.	121,236	1,183,263
SUPERVALU, Inc.	37,541	486,156
Sysco Corp.	102,678	2,308,201
Tyson Foods, Inc. Class A	51,600	650,676
Whole Foods Market, Inc.	24,500	465,010
		29,173,474
Forest Products & Paper – 0.3%
International Paper Co.	75,388	1,140,620
MeadWestvaco Corp.	30,650	502,967
Plum Creek Timber Co., Inc.	28,700	854,686
Weyerhaeuser Co.	37,264	1,133,944
		3,632,217
Gas – 0.2%
Nicor, Inc.	8,182	283,261
NiSource, Inc.	48,385	564,169
Sempra Energy	42,461	2,107,339
		2,954,769
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	10,750	308,095
Snap-on, Inc.	9,303	267,368
The Stanley Works	13,855	468,853
		1,044,316
Health Care — Products – 3.8%
Baxter International, Inc.	105,326	5,578,065
Becton, Dickinson & Co.	41,746	2,976,907
Boston Scientific Corp. (a)	261,840	2,655,058
C.R. Bard, Inc.	17,378	1,293,792
Intuitive Surgical, Inc. (a)	6,700	1,096,522
Johnson & Johnson	479,700	27,246,960
Medtronic, Inc.	194,914	6,800,549
St. Jude Medical, Inc. (a)	60,292	2,478,001
Stryker Corp.	41,402	1,645,316
Varian Medical Systems, Inc. (a)	22,000	773,080
Zimmer Holdings, Inc. (a)	37,578	1,600,823
		54,145,073
Health Care — Services – 1.5%
Aetna, Inc.	77,796	1,948,790
CIGNA Corp.	47,264	1,138,590
Coventry Health Care, Inc. (a)	25,790	482,531
DaVita, Inc. (a)	18,400	910,064
Humana, Inc. (a)	29,796	961,219
Laboratory Corp. of America Holdings (a)	18,900	1,281,231
Quest Diagnostics, Inc.	26,870	1,516,274
Tenet Healthcare Corp. (a)	74,828	211,015
Thermo Fisher Scientific, Inc. (a)	72,875	2,971,114
UnitedHealth Group, Inc.	206,996	5,170,760
WellPoint, Inc. (a)	84,340	4,292,062
		20,883,650
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	31,400	662,226
Home Builders – 0.1%
Centex Corp.	22,310	188,743
D.R. Horton, Inc.	48,000	449,280
KB Home	13,470	184,270
Lennar Corp.	24,600	238,374
Pulte Homes, Inc.	38,592	340,767
		1,401,434
Home Furnishing – 0.1%
Harman International Industries, Inc.	10,300	193,640
Whirlpool Corp.	13,095	557,323
		750,963
Household Products – 0.5%
Avery Dennison Corp.	18,098	464,757
The Clorox Co.	24,415	1,363,089
Fortune Brands, Inc.	26,380	916,441
Kimberly-Clark Corp.	72,181	3,784,450
		6,528,737
Housewares – 0.0%
Newell Rubbermaid, Inc.	49,271	512,911
Insurance – 2.3%
Aflac, Inc.	81,438	2,531,907
Allstate Corp.	93,415	2,279,326
American International Group, Inc.	469,608	544,745
Aon Corp.	47,652	1,804,581
Assurant, Inc.	20,400	491,436
Chubb Corp.	61,418	2,449,350
Cincinnati Financial Corp.	28,685	641,110
Genworth Financial, Inc. Class A	78,100	545,919
The Hartford Financial Services Group, Inc.	55,134	654,441
Lincoln National Corp.	45,203	777,944
Loews Corp.	62,944	1,724,666
Marsh & McLennan Cos., Inc.	90,452	1,820,799
MBIA, Inc. (a)	29,811	129,082
Metlife, Inc.	142,600	4,279,426
Principal Financial Group, Inc.	54,100	1,019,244
The Progressive Corp. (a)	117,948	1,782,194
Prudential Financial, Inc.	79,500	2,958,990
Torchmark Corp.	14,726	545,451
The Travelers Cos., Inc.	101,959	4,184,397
Unum Group	57,725	915,518
XL Capital Ltd. Class A	57,200	655,512
		32,736,038
Internet – 2.4%
Akamai Technologies, Inc. (a)	29,700	569,646
Amazon.com, Inc. (a)	55,994	4,684,458
eBay, Inc. (a)	187,800	3,217,014
Expedia, Inc. (a)	36,848	556,773
Google, Inc. Class A (a)	41,764	17,607,285
McAfee, Inc. (a)	27,100	1,143,349
Symantec Corp. (a)	143,082	2,226,356
VeriSign, Inc. (a)	33,500	619,080
Yahoo!, Inc. (a)	242,920	3,804,127
		34,428,088
Iron & Steel – 0.3%
AK Steel Holding Corp.	19,300	370,367
Allegheny Technologies, Inc.	17,147	598,945
Nucor Corp.	54,700	2,430,321
United States Steel Corp.	24,156	863,335
		4,262,968

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.2%
Carnival Corp.	76,268	$1,965,426
Harley-Davidson, Inc.	41,436	671,678
		2,637,104
Lodging – 0.2%
Marriott International, Inc. Class A	51,435	1,135,173
Starwood Hotels & Resorts Worldwide, Inc.	31,827	706,559
Wyndham Worldwide Corp.	32,688	396,179
Wynn Resorts Ltd. (a)	11,121	392,571
		2,630,482
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	104,832	3,463,649
Machinery — Diversified – 0.5%
Cummins, Inc.	35,092	1,235,589
Deere & Co.	73,626	2,941,359
Eaton Corp.	28,756	1,282,805
Flowserve Corp.	9,700	677,157
The Manitowoc Co., Inc.	23,700	124,662
Rockwell Automation, Inc.	24,732	794,392
		7,055,964
Manufacturing – 3.1%
3M Co.	120,898	7,265,970
Cooper Industries Ltd. Class A	29,130	904,487
Danaher Corp.	44,400	2,741,256
Dover Corp.	32,459	1,074,068
Eastman Kodak Co.	51,447	152,283
General Electric Co.	1,840,475	21,570,367
Honeywell International, Inc.	128,110	4,022,654
Illinois Tool Works, Inc.	66,966	2,500,510
ITT Corp.	32,010	1,424,445
Leggett & Platt, Inc.	27,347	416,495
Pall Corp.	20,618	547,614
Parker Hannifin Corp.	27,947	1,200,603
Textron, Inc.	43,810	423,205
		44,243,957
Media – 2.4%
CBS Corp. Class B	118,309	818,698
Comcast Corp. Class A	502,094	7,275,342
The DIRECTV Group, Inc. (a)	91,200	2,253,552
Gannett Co., Inc.	41,071	146,624
The McGraw-Hill Cos., Inc.	54,788	1,649,667
Meredith Corp.	5,789	147,909
New York Times Co. Class A	21,000	115,710
News Corp. Class A	400,900	3,652,199
Scripps Networks Interactive Class A	14,700	409,101
Time Warner Cable, Inc.	61,381	1,943,936
Time Warner, Inc.	208,464	5,251,208
Viacom, Inc. Class B (a)	105,709	2,399,594
The Walt Disney Co.	323,484	7,546,882
Washington Post Co. Class B	1,000	352,180
		33,962,602
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	24,400	1,781,932
Mining – 0.7%
Alcoa, Inc.	166,466	1,719,594
Freeport-McMoRan Copper & Gold, Inc.	72,020	3,608,922
Newmont Mining Corp.	85,297	3,486,088
Titanium Metals Corp.	14,800	136,012
Vulcan Materials Co.	20,337	876,525
		9,827,141
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	35,955	788,493
Xerox Corp.	150,677	976,387
		1,764,880
Oil & Gas – 10.2%
Anadarko Petroleum Corp.	85,708	3,890,286
Apache Corp.	58,356	4,210,385
Cabot Oil & Gas Corp.	18,000	551,520
Chesapeake Energy Corp.	97,900	1,941,357
Chevron Corp.	348,916	23,115,685
ConocoPhillips	257,918	10,848,031
Denbury Resources, Inc. (a)	43,300	637,809
Devon Energy Corp.	77,400	4,218,300
Diamond Offshore Drilling, Inc.	12,100	1,004,905
ENSCO International, Inc.	24,700	861,289
EOG Resources, Inc.	43,500	2,954,520
EQT Corp.	23,100	806,421
Exxon Mobil Corp.	849,398	59,381,414
Hess Corp.	49,480	2,659,550
Marathon Oil Corp.	123,314	3,715,451
Murphy Oil Corp.	33,200	1,803,424
Nabors Industries Ltd. (a)	49,338	768,686
Noble Energy, Inc.	30,100	1,774,997
Occidental Petroleum Corp.	141,202	9,292,504
Pioneer Natural Resources Co.	20,100	512,550
Questar Corp.	30,200	938,012
Range Resources Corp.	27,588	1,142,419
Rowan Cos., Inc.	20,366	393,471
Southwestern Energy Co. (a)	59,900	2,327,115
Sunoco, Inc.	20,312	471,238
Tesoro Corp.	24,100	306,793
Valero Energy Corp.	96,802	1,634,986
XTO Energy, Inc.	101,032	3,853,361
		146,016,479
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	53,783	1,959,852
BJ Services Co.	50,900	693,767
Cameron International Corp. (a)	37,800	1,069,740
FMC Technologies, Inc. (a)	21,900	823,002
Halliburton Co.	156,368	3,236,818
National Oilwell Varco, Inc. (a)	72,700	2,374,382
Schlumberger Ltd.	208,410	11,277,065
Smith International, Inc.	38,100	981,075
		22,415,701
Packaging & Containers – 0.2%
Ball Corp.	16,308	736,469
Bemis Co., Inc.	16,388	412,978
Owens-IIlinois, Inc. (a)	29,100	815,091
Pactiv Corp. (a)	23,398	507,737
Sealed Air Corp.	27,496	507,301
		2,979,576
Pharmaceuticals – 6.8%
Abbott Laboratories	269,337	12,669,613
Allergan, Inc.	53,558	2,548,290
AmerisourceBergen Corp.	53,064	941,355
Bristol-Myers Squibb Co.	344,984	7,006,625
Cardinal Health, Inc.	62,779	1,917,898
Cephalon, Inc. (a)	12,400	702,460
DENTSPLY International, Inc.	26,200	799,624

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	176,195	$6,103,395
Express Scripts, Inc. (a)	47,200	3,245,000
Forest Laboratories, Inc. (a)	52,600	1,320,786
Gilead Sciences, Inc. (a)	157,776	7,390,228
Hospira, Inc. (a)	27,593	1,062,882
King Pharmaceuticals, Inc. (a)	44,448	428,034
Medco Health Solutions, Inc. (a)	83,982	3,830,419
Merck & Co., Inc.	367,362	10,271,442
Mylan, Inc. (a)	51,900	677,295
Patterson Cos., Inc. (a)	16,400	355,880
Pfizer, Inc.	1,175,521	17,632,815
Schering-Plough Corp.	283,486	7,121,168
Watson Pharmaceuticals, Inc. (a)	18,371	618,919
Wyeth	232,004	10,530,662
		97,174,790
Pipelines – 0.3%
El Paso Corp.	121,735	1,123,614
Spectra Energy Corp.	111,834	1,892,231
The Williams Cos., Inc.	101,591	1,585,836
		4,601,681
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	38,700	362,232
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	20,512	181,531
AvalonBay Communities, Inc.	13,848	774,657
Boston Properties, Inc.	23,700	1,130,490
Equity Residential	49,800	1,107,054
HCP, Inc.	45,247	958,784
Health Care, Inc.	18,400	627,440
Host Hotels & Resorts, Inc.	103,100	865,009
Kimco Realty Corp.	55,600	558,780
ProLogis	74,800	602,888
Public Storage	21,804	1,427,726
Simon Property Group, Inc.	48,177	2,477,743
Ventas, Inc.	25,500	761,430
Vornado Realty Trust	28,603	1,287,993
		12,761,525
Retail – 6.4%
Abercrombie & Fitch Co. Class A	15,300	388,467
AutoNation, Inc. (a)	19,368	336,035
AutoZone, Inc. (a)	6,636	1,002,766
Bed Bath & Beyond, Inc. (a)	45,296	1,392,852
Best Buy Co., Inc.	59,111	1,979,627
Big Lots, Inc. (a)	14,296	300,645
Coach, Inc.	55,900	1,502,592
Costco Wholesale Corp.	75,489	3,449,847
CVS Caremark Corp.	253,632	8,083,252
Darden Restaurants, Inc.	23,828	785,847
Family Dollar Stores, Inc.	24,324	688,369
GameStop Corp. Class A (a)	28,800	633,888
The Gap, Inc.	80,003	1,312,049
The Home Depot, Inc.	295,506	6,982,807
J.C. Penney Co., Inc.	39,161	1,124,312
Kohl's Corp. (a)	53,076	2,268,999
Limited Brands, Inc.	47,159	564,493
Lowe's Cos., Inc.	255,500	4,959,255
Macy's, Inc.	74,162	872,145
McDonald's Corp.	192,060	11,041,529
Nordstrom, Inc.	28,076	558,432
O'Reilly Automotive, Inc. (a)	23,500	894,880
Office Depot, Inc. (a)	51,059	232,829
Polo Ralph Lauren Corp.	9,800	524,692
RadioShack Corp.	21,830	304,747
Sears Holdings Corp. (a)	9,598	638,459
Staples, Inc.	124,284	2,506,808
Starbucks Corp. (a)	128,796	1,788,977
Target Corp.	131,210	5,178,859
Tiffany & Co.	21,456	544,124
The TJX Cos., Inc.	71,960	2,263,862
Wal-Mart Stores, Inc.	388,473	18,817,632
Walgreen Co.	171,980	5,056,212
Yum! Brands, Inc.	80,140	2,671,868
		91,652,157
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	91,700	1,218,693
People's United Financial, Inc.	61,200	920,448
		2,139,141
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	97,542	377,488
Altera Corp.	51,104	831,973
Analog Devices, Inc.	51,225	1,269,355
Applied Materials, Inc.	231,652	2,541,222
Broadcom Corp. Class A (a)	74,100	1,836,939
Intel Corp.	969,332	16,042,445
KLA-Tencor Corp.	29,628	748,107
Linear Technology Corp.	38,649	902,454
LSI Corp. (a)	114,842	523,680
MEMC Electronic Materials, Inc. (a)	38,900	692,809
Microchip Technology, Inc.	32,400	730,620
Micron Technology, Inc. (a)	139,080	703,745
National Semiconductor Corp.	33,924	425,746
Novellus Systems, Inc. (a)	16,931	282,748
Nvidia Corp. (a)	93,600	1,056,744
QLogic Corp. (a)	21,100	267,548
Teradyne, Inc. (a)	31,706	217,503
Texas Instruments, Inc.	221,669	4,721,550
Xilinx, Inc.	47,768	977,333
		35,150,009
Software – 4.2%
Adobe Systems, Inc. (a)	91,344	2,585,035
Autodesk, Inc. (a)	39,712	753,734
BMC Software, Inc. (a)	32,231	1,089,085
CA, Inc.	68,587	1,195,471
Citrix Systems, Inc. (a)	31,327	999,018
Compuware Corp. (a)	43,037	295,234
Dun & Bradstreet Corp.	9,300	755,253
Electronic Arts, Inc. (a)	56,200	1,220,664
Fidelity National Information Services, Inc.	32,400	646,704
Fiserv, Inc. (a)	27,201	1,243,086
IMS Health, Inc.	32,025	406,718
Intuit, Inc. (a)	56,000	1,576,960
Microsoft Corp.	1,332,540	31,674,476
Novell, Inc. (a)	60,882	275,795
Oracle Corp.	659,228	14,120,664
Salesforce.com, Inc. (a)	18,600	709,962
		59,547,859
Telecommunications – 6.4%
American Tower Corp. Class A (a)	69,500	2,191,335

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	1,027,075	$25,512,543
CenturyTel, Inc.	17,448	535,654
Ciena Corp. (a)	15,828	163,820
Cisco Systems, Inc. (a)	1,003,987	18,714,318
Corning, Inc.	270,961	4,351,634
Embarq Corp.	25,105	1,055,916
Frontier Communications Corp.	56,400	402,696
Harris Corp.	23,500	666,460
JDS Uniphase Corp. (a)	39,047	223,349
Juniper Networks, Inc. (a)	91,000	2,147,600
MetroPCS Communications, Inc. (a)	44,100	586,971
Motorola, Inc.	396,702	2,630,134
Qualcomm, Inc.	287,418	12,991,293
Qwest Communications International, Inc.	264,821	1,099,007
Sprint Nextel Corp. (a)	499,313	2,401,695
Tellabs, Inc. (a)	68,923	394,929
Verizon Communications, Inc.	494,463	15,194,848
Windstream Corp.	77,563	648,427
		91,912,629
Textiles – 0.0%
Cintas Corp.	22,900	523,036
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	22,104	535,801
Mattel, Inc.	62,452	1,002,355
		1,538,156
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	48,556	3,570,808
C.H. Robinson Worldwide, Inc.	29,700	1,548,855
CSX Corp.	69,572	2,409,278
Expeditors International of Washington, Inc.	37,000	1,233,580
FedEx Corp.	54,212	3,015,271
Norfolk Southern Corp.	63,877	2,406,247
Ryder System, Inc.	10,105	282,132
Union Pacific Corp.	87,676	4,564,413
United Parcel Service, Inc. Class B	173,200	8,658,268
		27,688,852
TOTAL COMMON STOCK (Cost $1,728,611,706)		1,400,705,221
TOTAL EQUITIES (Cost $1,728,611,706)		1,400,705,221
TOTAL LONG-TERM INVESTMENTS (Cost $1,728,611,706)		1,400,705,221
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$28,647,499	28,647,499
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.234%, due 11/19/09 (c)	3,880,000	3,875,676
TOTAL SHORT-TERM INVESTMENTS (Cost $32,523,175)		32,523,175
TOTAL INVESTMENTS – 100.1% (Cost $1,761,134,881) (d)		1,433,228,396
Other Assets/ (Liabilities) – (0.1)%		(928,729)
NET ASSETS – 100.0%		$1,432,299,667

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $28,647,507. Collateralized by U.S. Government Agency obligations with a rate of 1.268%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $29,221,481.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 96.1%
Banks – 3.8%
Northern Trust Corp.	12,190	$654,359
PNC Financial Services Group, Inc.	4,500	174,645
U.S. Bancorp	22,000	394,240
		1,223,244
Beverages – 1.4%
PepsiCo, Inc.	7,913	434,898
Biotechnology – 2.0%
Amgen, Inc. (a)	12,300	651,162
Chemicals – 2.7%
Monsanto Co.	6,300	468,342
PPG Industries, Inc.	3,874	170,069
The Sherwin- Williams Co.	4,500	241,875
		880,286
Computers – 4.4%
Dell, Inc. (a)	30,200	414,646
EMC Corp. (a)	76,400	1,000,840
		1,415,486
Cosmetics & Personal Care – 3.1%
Colgate-Palmolive Co.	7,400	523,476
The Estee Lauder Cos., Inc. Class A	5,765	188,343
The Procter & Gamble Co.	5,882	300,570
		1,012,389
Diversified Financial – 5.2%
The Charles Schwab Corp.	56,691	994,360
The Goldman Sachs Group, Inc.	1,000	147,440
Invesco Ltd.	30,689	546,878
		1,688,678
Electric – 1.5%
Exelon Corp.	9,372	479,940
Foods – 0.6%
H.J. Heinz Co.	5,200	185,640
Health Care — Products – 6.2%
Alcon, Inc.	7,600	882,512
Intuitive Surgical, Inc. (a)	1,600	261,856
Johnson & Johnson	15,100	857,680
		2,002,048
Home Builders – 1.0%
Toll Brothers, Inc. (a)	18,428	312,723
Insurance – 0.5%
Prudential Financial, Inc.	4,334	161,311
Internet – 2.1%
Yahoo!, Inc. (a)	42,724	669,058
Iron & Steel – 2.6%
Nucor Corp.	19,200	853,056
Manufacturing – 4.7%
General Electric Co.	59,291	694,891
Illinois Tool Works, Inc.	4,200	156,828
Tyco International Ltd.	25,040	650,539
		1,502,258
Media – 1.2%
News Corp. Class A	42,300	385,353
Mining – 3.1%
Barrick Gold Corp.	18,405	617,488
Newmont Mining Corp.	9,200	376,004
		993,492
Oil & Gas – 3.1%
Anadarko Petroleum Corp.	12,030	546,042
Hess Corp.	8,500	456,875
		1,002,917
Oil & Gas Services – 7.5%
Halliburton Co.	49,500	1,024,650
Schlumberger Ltd.	26,069	1,410,593
		2,435,243
Pharmaceuticals – 6.5%
Merck & Co., Inc.	30,300	847,188
Pfizer, Inc.	37,400	561,000
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,800	680,892
		2,089,080
Retail – 14.5%
Bed Bath & Beyond, Inc. (a)	7,643	235,022
CVS Caremark Corp.	29,862	951,702
Lowe's Cos., Inc.	65,000	1,261,650
McDonald's Corp.	8,267	475,270
Target Corp.	18,700	738,089
Wal-Mart Stores, Inc.	21,100	1,022,084
		4,683,817
Semiconductors – 6.5%
Intel Corp.	57,336	948,911
Lam Research Corp. (a)	16,900	439,400
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	76,751	722,227
		2,110,538
Software – 6.2%
Adobe Systems, Inc. (a)	20,600	582,980
Microsoft Corp.	34,600	822,442
Oracle Corp.	27,800	595,476
		2,000,898
Telecommunications – 2.7%
AT&T, Inc.	16,300	404,892
Juniper Networks, Inc. (a)	19,700	464,920
		869,812
Transportation – 3.0%
United Parcel Service, Inc. Class B	19,600	979,804
TOTAL COMMON STOCK (Cost $31,605,735)		31,023,131
TOTAL EQUITIES (Cost $31,605,735)		31,023,131
TOTAL LONG-TERM INVESTMENTS (Cost $31,605,735)		31,023,131
	Principal Amount
SHORT-TERM INVESTMENTS – 4.1%
Repurchase Agreement – 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$1,325,335	1,325,335
TOTAL SHORT-TERM INVESTMENTS (Cost $1,325,335)		1,325,335

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.2% (Cost $32,931,070) (c)	$32,348,466
Other Assets/ (Liabilities) – (0.2)%	(53,555)
NET ASSETS – 100.0%	$32,294,911

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,325,335. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.000%, maturity dates ranging from 2/01/14 - 3/01/14, and an aggregate market value, including accrued interest, of $1,352,829.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.4%
COMMON STOCK – 99.4%
Aerospace & Defense – 1.6%
Goodrich Corp.	34,900	$1,743,953
Lockheed Martin Corp.	77,700	6,266,505
		8,010,458
Apparel – 0.3%
Nike, Inc. Class B	33,800	1,750,164
Banks – 6.5%
Bank of America Corp.	228,600	3,017,520
The Bank of New York Mellon Corp.	160,100	4,692,531
Northern Trust Corp.	131,400	7,053,552
PNC Financial Services Group, Inc.	2,300	89,263
State Street Corp.	232,100	10,955,120
U.S. Bancorp	74,300	1,331,456
Wells Fargo & Co.	220,300	5,344,478
		32,483,920
Beverages – 0.9%
The Coca-Cola Co.	57,200	2,745,028
PepsiCo, Inc.	36,600	2,011,536
		4,756,564
Biotechnology – 1.6%
Amgen, Inc. (a)	20,000	1,058,800
Celgene Corp. (a)	139,300	6,664,112
Genzyme Corp. (a)	2,600	144,742
		7,867,654
Chemicals – 2.5%
Monsanto Co.	36,600	2,720,844
Potash Corp. of Saskatchewan, Inc.	36,600	3,405,630
Praxair, Inc.	91,500	6,502,905
		12,629,379
Commercial Services – 4.9%
Accenture Ltd. Class A	85,700	2,867,522
Apollo Group, Inc. Class A (a)	46,900	3,335,528
Automatic Data Processing, Inc.	5,800	205,552
MasterCard, Inc. Class A	28,300	4,734,873
McKesson Corp.	108,500	4,774,000
Moody's Corp.	41,600	1,096,160
Visa, Inc. Class A	74,200	4,619,692
Western Union Co.	179,300	2,940,520
		24,573,847
Computers – 6.6%
Apple, Inc. (a)	183,400	26,121,662
Dell, Inc. (a)	500	6,865
Hewlett-Packard Co.	14,300	552,695
Research In Motion Ltd. (a)	89,900	6,387,395
		33,068,617
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co.	600	30,660
Distribution & Wholesale – 0.2%
Fastenal Co.	14,300	474,331
W.W. Grainger, Inc.	5,700	466,716
		941,047
Diversified Financial – 9.7%
American Express Co.	157,100	3,651,004
Ameriprise Financial, Inc.	44,300	1,075,161
BlackRock, Inc.	5,700	999,894
The Charles Schwab Corp.	218,100	3,825,474
CME Group, Inc.	5,100	1,586,661
Credit Suisse Group	4,000	182,548
Franklin Resources, Inc.	112,100	8,072,321
The Goldman Sachs Group, Inc.	85,200	12,561,888
IntercontinentalExchange, Inc. (a)	50,100	5,723,424
JP Morgan Chase & Co.	200,700	6,845,877
Morgan Stanley	153,100	4,364,881
		48,889,133
Electric – 0.8%
Entergy Corp.	11,400	883,728
NRG Energy, Inc. (a)	117,900	3,060,684
		3,944,412
Energy — Alternate Sources – 0.7%
First Solar, Inc. (a)	20,200	3,274,824
Engineering & Construction – 0.7%
Fluor Corp.	69,200	3,549,268
Environmental Controls – 0.2%
Republic Services, Inc.	40,000	976,400
Health Care — Products – 3.8%
Alcon, Inc.	5,700	661,884
Baxter International, Inc.	82,800	4,385,088
Becton, Dickinson & Co.	11,400	812,934
C.R. Bard, Inc.	21,100	1,570,895
Intuitive Surgical, Inc. (a)	12,000	1,963,920
Medtronic, Inc.	31,400	1,095,546
St. Jude Medical, Inc. (a)	173,500	7,130,850
Stryker Corp.	40,100	1,593,574
		19,214,691
Health Care — Services – 0.7%
WellPoint, Inc. (a)	70,800	3,603,012
Insurance – 0.0%
Aon Corp.	5,700	215,859
Internet – 11.4%
Amazon.com, Inc. (a)	246,100	20,588,726
eBay, Inc. (a)	600	10,278
Expedia, Inc. (a)	125,400	1,894,794
Google, Inc. Class A (a)	45,800	19,308,822
McAfee, Inc. (a)	148,600	6,269,434
Priceline.com, Inc. (a)	25,600	2,855,680
Tencent Holdings Ltd.	370,200	4,293,641
VeriSign, Inc. (a)	103,000	1,903,440
		57,124,815
Leisure Time – 0.1%
Carnival Corp. (a)	17,100	440,667
Lodging – 0.7%
Marriott International, Inc. Class A	147,141	3,247,401
Wynn Resorts Ltd. (a)	1,100	38,830
		3,286,231
Manufacturing – 2.7%
Danaher Corp.	219,900	13,576,626
Media – 2.9%
Discovery Communications, Inc., Series A (a)	134,600	3,035,230
Discovery Communications, Inc., Series C (a)	119,300	2,449,229
The McGraw-Hill Cos., Inc.	201,500	6,067,165

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Time Warner, Inc.	116,933	$2,945,542
		14,497,166
Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.	11,600	581,276
Oil & Gas – 3.1%
Chevron Corp.	2,300	152,375
EOG Resources, Inc.	54,200	3,681,264
Exxon Mobil Corp.	14,500	1,013,695
Petroleo Brasileiro SA Sponsored ADR (Brazil)	160,000	5,337,600
Southwestern Energy Co. (a)	67,400	2,618,490
Suncor Energy, Inc.	91,500	2,776,110
		15,579,534
Oil & Gas Services – 4.2%
Cameron International Corp. (a)	65,700	1,859,310
FMC Technologies, Inc. (a)	72,600	2,728,308
Schlumberger Ltd.	193,200	10,454,052
Smith International, Inc.	240,000	6,180,000
		21,221,670
Pharmaceuticals – 8.1%
Allergan, Inc.	130,100	6,190,158
Express Scripts, Inc. (a)	119,900	8,243,125
Gilead Sciences, Inc. (a)	228,500	10,702,940
Medco Health Solutions, Inc. (a)	228,600	10,426,446
Novo Nordisk A/S Class B	8,000	434,559
Roche Holding AG	534	72,630
Schering-Plough Corp.	600	15,072
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	84,300	4,159,362
Wyeth	5,700	258,723
		40,503,015
Retail – 7.7%
Bed Bath & Beyond, Inc. (a)	125,700	3,865,275
Costco Wholesale Corp.	2,900	132,530
CVS Caremark Corp.	189,568	6,041,532
Kohl's Corp. (a)	139,400	5,959,350
Lowe's Cos., Inc.	91,500	1,776,015
McDonald's Corp.	100,100	5,754,749
O'Reilly Automotive, Inc. (a)	55,400	2,109,632
Wal-Mart Stores, Inc.	161,300	7,813,372
Yum! Brands, Inc.	152,000	5,067,680
		38,520,135
Semiconductors – 3.7%
Altera Corp.	119,900	1,951,972
Broadcom Corp. Class A (a)	175,400	4,348,166
Intel Corp.	65,700	1,087,335
Marvell Technology Group Ltd. (a)	516,800	6,015,552
Xilinx, Inc.	252,700	5,170,242
		18,573,267
Software – 5.4%
Adobe Systems, Inc. (a)	42,200	1,194,260
Autodesk, Inc. (a)	45,100	855,998
Cerner Corp. (a)	7,400	460,946
Electronic Arts, Inc. (a)	162,300	3,525,156
Fiserv, Inc. (a)	116,900	5,342,330
Microsoft Corp.	605,600	14,395,112
Oracle Corp.	70,800	1,516,536
		27,290,338
Telecommunications – 7.0%
American Tower Corp. Class A (a)	247,300	7,797,369
Cisco Systems, Inc. (a)	171,600	3,198,624
Corning, Inc.	125,600	2,017,136
Juniper Networks, Inc. (a)	378,000	8,920,800
MetroPCS Communications, Inc. (a)	90,100	1,199,231
Qualcomm, Inc.	268,500	12,136,200
		35,269,360
Toys, Games & Hobbies – 0.1%
Nintendo Co. Ltd. Sponsored ADR (Japan)	18,025	621,322
Transportation – 0.5%
Expeditors International of Washington, Inc.	54,300	1,810,362
Union Pacific Corp.	11,000	572,660
		2,383,022
TOTAL COMMON STOCK (Cost $525,311,755)		499,248,353
TOTAL EQUITIES (Cost $525,311,755)		499,248,353
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
T. Rowe Price Retirement Investment Fund	1,400,000	1,400,000
T. Rowe Price Retirement Investment Fund	526,434	526,434
		1,926,434
TOTAL MUTUAL FUNDS (Cost $1,926,434)		1,926,434
TOTAL LONG-TERM INVESTMENTS (Cost $527,238,189)		501,174,787
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$2,007,472	2,007,472
TOTAL SHORT-TERM INVESTMENTS (Cost $2,007,472)		2,007,472
TOTAL INVESTMENTS – 100.2% (Cost $529,245,661) (c)		503,182,259
Other Assets/ (Liabilities) – (0.2)%		(1,227,195)
NET ASSETS – 100.0%		$501,955,064

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,007,472. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity dates ranging from 11/01/16 - 2/01/17, and an aggregate market value, including accrued interest, of $2,048,005.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Aerospace & Defense – 2.6%
The Boeing Co.	3,240	$137,700
Raytheon Co.	14,980	665,561
United Technologies Corp.	17,140	890,595
		1,693,856
Airlines – 0.4%
Delta Air Lines, Inc. (a)	43,410	251,344
Apparel – 1.9%
Nike, Inc. Class B	23,810	1,232,882
Banks – 2.0%
Northern Trust Corp.	11,680	626,983
State Street Corp.	7,020	331,344
Wells Fargo & Co.	14,270	346,190
		1,304,517
Beverages – 2.4%
Molson Coors Brewing Co. Class B	1,850	78,311
PepsiCo, Inc.	27,290	1,499,858
		1,578,169
Biotechnology – 1.2%
Celgene Corp. (a)	10,220	488,925
Genzyme Corp. (a)	2,800	155,876
Illumina, Inc. (a)	3,210	124,997
		769,798
Chemicals – 2.3%
Monsanto Co.	9,590	712,920
Praxair, Inc.	11,240	798,827
		1,511,747
Coal – 0.3%
CONSOL Energy, Inc.	5,450	185,082
Commercial Services – 2.6%
FTI Consulting, Inc. (a)	1,520	77,094
Iron Mountain, Inc. (a)	11,910	342,412
MasterCard, Inc. Class A	860	143,887
Paychex, Inc.	3,100	78,120
Visa, Inc. Class A	17,310	1,077,721
		1,719,234
Computers – 6.4%
Apple, Inc. (a)	13,230	1,884,349
Cognizant Technology Solutions Corp. Class A (a)	11,930	318,531
EMC Corp. (a)	69,290	907,699
Hewlett-Packard Co.	26,110	1,009,151
Research In Motion Ltd. (a)	1,390	98,760
		4,218,490
Cosmetics & Personal Care – 2.8%
Avon Products, Inc.	21,410	551,950
Colgate-Palmolive Co.	14,260	1,008,752
The Procter & Gamble Co.	5,650	288,715
		1,849,417
Diversified Financial – 5.4%
BlackRock, Inc.	2,140	375,399
The Charles Schwab Corp.	45,570	799,298
IntercontinentalExchange, Inc. (a)	1,510	172,502
Invesco Ltd.	22,260	396,673
JP Morgan Chase & Co.	42,480	1,448,993
Morgan Stanley	10,860	309,619
		3,502,484
Electric – 1.8%
The AES Corp. (a)	48,360	561,460
Allegheny Energy, Inc.	5,600	143,640
Entergy Corp.	1,540	119,381
FPL Group, Inc.	2,540	144,424
Xcel Energy, Inc.	10,790	198,644
		1,167,549
Electrical Components & Equipment – 0.3%
AMETEK, Inc.	6,070	209,901
Electronics – 0.7%
Amphenol Corp. Class A	7,870	249,007
Trimble Navigation Ltd. (a)	9,130	179,222
		428,229
Engineering & Construction – 1.1%
ABB Ltd. Sponsored ADR (Switzerland)	35,560	561,137
Foster Wheeler AG (a)	6,210	147,487
		708,624
Environmental Controls – 0.6%
Republic Services, Inc.	16,800	410,088
Foods – 0.8%
The J.M. Smucker Co.	6,190	301,205
The Kroger Co.	9,360	206,388
		507,593
Health Care — Products – 3.3%
Alcon, Inc.	3,100	359,972
Baxter International, Inc.	12,290	650,878
Becton, Dickinson & Co.	3,090	220,348
Hologic, Inc. (a)	11,160	158,807
QIAGEN N.V. (a)	10,450	194,266
St. Jude Medical, Inc. (a)	14,500	595,950
		2,180,221
Health Care — Services – 0.3%
Aetna, Inc.	8,100	202,905
Household Products – 0.3%
Church & Dwight Co., Inc.	3,770	204,749
Insurance – 1.0%
ACE Ltd.	14,720	651,066
Internet – 4.6%
Amazon.com, Inc. (a)	7,820	654,221
Check Point Software Technologies Ltd. (a)	24,350	571,494
F5 Networks, Inc. (a)	3,320	114,839
Google, Inc. Class A (a)	3,680	1,551,451
McAfee, Inc. (a)	2,650	111,804
		3,003,809
Leisure Time – 0.9%
Carnival Corp.	23,750	612,037
Manufacturing – 1.8%
3M Co.	8,040	483,204
Danaher Corp.	3,170	195,716
ITT Corp.	6,300	280,350
SPX Corp.	4,450	217,916
		1,177,186
Media – 0.7%
The DIRECTV Group, Inc. (a)	17,330	428,224
Metal Fabricate & Hardware – 1.4%
Precision Castparts Corp.	12,380	904,111

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc.	13,280	$665,461
Oil & Gas – 6.1%
Chevron Corp.	14,150	937,437
Devon Energy Corp.	24,970	1,360,865
Southwestern Energy Co. (a)	17,160	666,666
Total SA Sponsored ADR (France)	18,400	997,832
		3,962,800
Oil & Gas Services – 4.1%
Transocean Ltd. (a)	23,500	1,745,815
Weatherford International Ltd. (a)	48,750	953,550
		2,699,365
Packaging & Containers – 0.5%
Crown Holdings, Inc. (a)	13,020	314,303
Pharmaceuticals – 8.8%
Abbott Laboratories	31,980	1,504,339
Allergan, Inc.	16,500	785,070
Cephalon, Inc. (a)	5,460	309,309
Express Scripts, Inc. (a)	13,530	930,187
Gilead Sciences, Inc. (a)	27,450	1,285,758
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	18,940	934,500
		5,749,163
Real Estate Investment Trusts (REITS) – 1.1%
Annaly Capital Management, Inc.	26,370	399,242
Boston Properties, Inc.	6,640	316,728
		715,970
Retail – 11.8%
Best Buy Co., Inc.	26,770	896,527
Coach, Inc.	7,970	214,233
CVS Caremark Corp.	40,930	1,304,439
Darden Restaurants, Inc.	15,660	516,467
GameStop Corp. Class A (a)	13,010	286,350
The Gap, Inc.	13,550	222,220
Kohl's Corp. (a)	21,200	906,300
Lowe's Cos., Inc.	51,080	991,463
McDonald's Corp.	17,930	1,030,796
Starbucks Corp. (a)	15,370	213,489
Wal-Mart Stores, Inc.	23,320	1,129,621
		7,711,905
Semiconductors – 4.3%
Broadcom Corp. Class A (a)	34,030	843,604
Intel Corp.	69,830	1,155,686
Intersil Corp. Class A	20,440	256,931
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	60,660	570,811
		2,827,032
Software – 3.6%
Citrix Systems, Inc. (a)	5,350	170,611
Microsoft Corp.	33,580	798,197
MSCI, Inc. Class A (a)	6,080	148,595
Oracle Corp.	58,440	1,251,785
		2,369,188
Telecommunications – 5.9%
American Tower Corp. Class A (a)	19,860	626,186
Cisco Systems, Inc. (a)	70,850	1,320,644
Juniper Networks, Inc. (a)	21,620	510,232
Qualcomm, Inc.	30,780	1,391,256
		3,848,318
Transportation – 1.9%
Expeditors International of Washington, Inc.	20,440	681,469
FedEx Corp.	10,730	596,803
		1,278,272
TOTAL COMMON STOCK (Cost $64,595,480)		64,755,089
TOTAL EQUITIES (Cost $64,595,480)		64,755,089
TOTAL LONG-TERM INVESTMENTS (Cost $64,595,480)		64,755,089
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$593,755	593,755
TOTAL SHORT-TERM INVESTMENTS (Cost $593,755)		593,755
TOTAL INVESTMENTS – 99.9% (Cost $65,189,235) (c)		65,348,844
Other Assets/ (Liabilities) – 0.1%		45,642
NET ASSETS – 100.0%		$65,394,486

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $593,755. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 5.500%, maturity dates ranging from 3/01/14 - 5/01/18, and an aggregate market value, including accrued interest, of $607,276.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Apparel – 2.5%
Nike, Inc. Class B	127,200	$6,586,416
Banks – 1.7%
The Bank of New York Mellon Corp.	150,000	4,396,500
Biotechnology – 2.9%
Abraxis BioScience, Inc. (a)	16,924	623,819
Genzyme Corp. (a)	126,950	7,067,306
		7,691,125
Chemicals – 4.4%
Monsanto Co.	64,200	4,772,628
Praxair, Inc.	52,000	3,695,640
Syngenta AG Sponsored ADR (Switzerland)	70,000	3,256,400
		11,724,668
Commercial Services – 9.0%
Iron Mountain, Inc. (a)	74,900	2,153,375
MasterCard, Inc. Class A	24,000	4,015,440
Moody's Corp.	83,700	2,205,495
Visa Inc. Class A	210,060	13,078,336
Weight Watchers International, Inc.	90,000	2,319,300
		23,771,946
Computers – 7.8%
Apple, Inc. (a)	118,200	16,835,226
Teradata Corp. (a)	160,000	3,748,800
		20,584,026
Cosmetics & Personal Care – 1.7%
The Procter & Gamble Co.	90,000	4,599,000
Diversified Financial – 8.6%
CME Group, Inc.	29,750	9,255,523
IntercontinentalExchange, Inc. (a)	116,860	13,350,086
		22,605,609
Health Care — Products – 6.3%
Intuitive Surgical, Inc. (a)	50,600	8,281,196
Mindray Medical International Ltd. ADR (Cayman Islands)	91,300	2,549,096
Stryker Corp.	64,400	2,559,256
Varian Medical Systems, Inc. (a)	95,200	3,345,328
		16,734,876
Health Care — Services – 1.8%
UnitedHealth Group, Inc.	190,000	4,746,200
Internet – 10.8%
Amazon.com, Inc. (a)	98,500	8,240,510
Google, Inc. Class A (a)	32,250	13,596,277
Symantec Corp. (a)	200,200	3,115,112
VeriSign, Inc. (a)	187,600	3,466,848
		28,418,747
Lodging – 1.5%
Las Vegas Sands Corp. (a)	517,561	4,068,029
Oil & Gas – 1.7%
EOG Resources, Inc.	64,600	4,387,632
Oil & Gas Services – 7.0%
FMC Technologies, Inc. (a)	127,650	4,797,087
National Oilwell Varco, Inc. (a)	234,878	7,671,115
Schlumberger Ltd.	109,500	5,925,045
		18,393,247
Pharmaceuticals – 8.6%
Allergan, Inc.	228,700	10,881,546
Gilead Sciences, Inc. (a)	76,500	3,583,260
Medco Health Solutions, Inc. (a)	105,000	4,789,050
Novo Nordisk A/S Sponsored ADR (Denmark)	62,000	3,376,520
		22,630,376
Retail – 4.7%
Staples, Inc.	220,000	4,437,400
Starbucks Corp. (a)	258,650	3,592,649
Walgreen Co.	150,000	4,410,000
		12,440,049
Semiconductors – 1.7%
Broadcom Corp. Class A (a)	180,400	4,472,116
Software – 5.4%
Adobe Systems, Inc. (a)	117,500	3,325,250
Intuit, Inc. (a)	175,000	4,928,000
Salesforce.com, Inc. (a)	114,250	4,360,923
VMware, Inc. Class A (a)	58,600	1,598,022
		14,212,195
Telecommunications – 8.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	102,950	3,986,224
Crown Castle International Corp. (a)	183,400	4,405,268
Qualcomm, Inc.	284,000	12,836,800
		21,228,292
Transportation – 3.1%
Expeditors International of Washington, Inc.	120,000	4,000,800
United Parcel Service, Inc. Class B	85,000	4,249,150
		8,249,950
TOTAL COMMON STOCK (Cost $285,575,698)		261,940,999
TOTAL EQUITIES (Cost $285,575,698)		261,940,999
WARRANTS – 0.0%
Food – 0.0%
Krispy Kreme Doughnuts, Inc., Expires 3/02/12, Strike 12.21 (a)	1,416	57
TOTAL WARRANTS (Cost $0)		57
TOTAL LONG-TERM INVESTMENTS (Cost $285,575,698)		261,941,056

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$2,290,648	$2,290,648
TOTAL SHORT-TERM INVESTMENTS (Cost $2,290,648)		2,290,648
TOTAL INVESTMENTS – 100.0% (Cost $287,866,346) (c)		264,231,704
Other Assets/ (Liabilities) – (0.0)%		(107,616)
NET ASSETS – 100.0%		$264,124,088

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,290,649. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity dates ranging from 2/01/19 - 10/01/19, and an aggregate market value, including accrued interest, of $2,340,429.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	3,377	$95,874
Auto Manufacturers – 1.0%
Paccar, Inc.	11,776	382,838
Beverages – 0.2%
Hansen Natural Corp. (a)	2,560	78,899
Biotechnology – 7.4%
Amgen, Inc. (a)	13,670	723,690
Biogen Idec, Inc. (a)	9,090	410,413
Celgene Corp. (a)	13,190	631,010
Genzyme Corp. (a)	9,801	545,622
Illumina, Inc. (a)	3,502	136,368
Life Technologies Corp. (a)	5,098	212,688
Vertex Pharmaceuticals, Inc. (a)	5,225	186,219
		2,846,010
Chemicals – 0.4%
Sigma-Aldrich Corp.	3,403	168,653
Commercial Services – 2.7%
Apollo Group, Inc. Class A (a)	4,711	335,046
Automatic Data Processing, Inc.	10,310	365,387
Paychex, Inc.	9,922	250,034
Pharmaceutical Product Development, Inc.	3,331	77,346
		1,027,813
Computers – 18.9%
Apple, Inc. (a)	36,016	5,129,759
Cognizant Technology Solutions Corp. Class A (a)	8,240	220,008
Dell, Inc. (a)	20,726	284,568
Logitech International SA (a)	5,066	70,924
NetApp, Inc. (a)	10,024	197,673
Research In Motion Ltd. (a)	16,388	1,164,368
Seagate Technology	14,061	147,078
Sun Microsystems, Inc. (a)	9,396	86,631
		7,301,009
Distribution & Wholesale – 0.4%
Fastenal Co.	4,118	136,594
Electronics – 0.9%
Flextronics International Ltd. (a)	25,234	103,711
FLIR Systems, Inc. (a)	4,521	101,994
Garmin Ltd.	5,339	127,175
		332,880
Energy — Alternate Sources – 0.9%
First Solar, Inc. (a)	2,141	347,099
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	3,831	90,986
Environmental Controls – 0.3%
Stericycle, Inc. (a)	2,576	132,741
Health Care — Products – 1.1%
Henry Schein, Inc. (a)	2,612	125,245
Hologic, Inc. (a)	7,816	111,222
Intuitive Surgical, Inc. (a)	1,097	179,535
		416,002
Internet – 11.6%
Akamai Technologies, Inc. (a)	4,738	90,875
Amazon.com, Inc. (a)	8,260	691,032
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	764	230,033
Check Point Software Technologies Ltd. (a)	6,016	141,195
eBay, Inc. (a)	27,704	474,569
Expedia, Inc. (a)	8,191	123,766
Google, Inc. Class A (a)	4,245	1,789,650
IAC/InterActiveCorp (a)	4,540	72,867
Liberty Media Holding Corp. Interactive Class A (a)	15,634	78,326
Symantec Corp. (a)	24,861	386,837
VeriSign, Inc. (a)	5,210	96,281
Yahoo!, Inc. (a)	19,409	303,945
		4,479,376
Iron & Steel – 0.2%
Steel Dynamics, Inc.	6,393	94,169
Lodging – 0.4%
Wynn Resorts Ltd. (a)	3,850	135,905
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	2,909	103,909
Media – 4.3%
Comcast Corp. Class A	41,793	605,581
The DIRECTV Group, Inc. (a)	21,268	525,532
DISH Network Corp. Class A (a)	6,203	100,551
Liberty Global, Inc. Class A (a)	4,072	64,704
News Corp. Class A	41,102	374,439
		1,670,807
Pharmaceuticals – 8.1%
Cephalon, Inc. (a)	2,067	117,096
DENTSPLY International, Inc.	4,103	125,224
Express Scripts, Inc. (a)	7,002	481,387
Gilead Sciences, Inc. (a)	25,848	1,210,720
Patterson Cos., Inc. (a)	3,402	73,823
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	20,847	1,028,591
Warner Chilcott Ltd. Class A (a)	7,267	95,561
		3,132,402
Retail – 5.0%
Bed Bath & Beyond, Inc. (a)	10,119	311,159
Costco Wholesale Corp.	6,612	302,168
O'Reilly Automotive, Inc. (a)	3,923	149,388
Ross Stores, Inc.	3,723	143,708
Sears Holdings Corp. (a)	3,636	241,867
Staples, Inc.	13,887	280,101
Starbucks Corp. (a)	29,580	410,866
Urban Outfitters, Inc. (a)	4,754	99,216
		1,938,473
Semiconductors – 7.5%
Altera Corp.	11,963	194,758
Applied Materials, Inc.	19,935	218,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	11,362	$281,664
Intel Corp.	56,638	937,359
KLA-Tencor Corp.	5,912	149,278
Lam Research Corp. (a)	3,794	98,644
Linear Technology Corp.	8,602	200,857
Marvell Technology Group Ltd. (a)	17,127	199,358
Maxim Integrated Products, Inc.	8,709	136,644
Microchip Technology, Inc.	4,361	98,340
Nvidia Corp. (a)	15,551	175,571
Xilinx, Inc.	10,547	215,792
		2,906,952
Software – 14.8%
Activision Blizzard, Inc. (a)	33,288	420,427
Adobe Systems, Inc. (a)	14,875	420,962
Autodesk, Inc. (a)	6,895	130,867
CA, Inc.	14,445	251,776
Citrix Systems, Inc. (a)	6,203	197,814
Electronic Arts, Inc. (a)	9,403	204,233
Fiserv, Inc. (a)	5,655	258,434
Infosys Technologies Ltd. Sponsored ADR (India)	3,225	118,616
Intuit, Inc. (a)	11,794	332,119
Microsoft Corp.	88,675	2,107,805
Oracle Corp.	60,173	1,288,906
		5,731,959
Telecommunications – 10.9%
Cisco Systems, Inc. (a)	59,673	1,112,305
Juniper Networks, Inc. (a)	9,942	234,631
Millicom International Cellular SA (a)	3,029	170,411
NII Holdings, Inc. (a)	4,622	88,141
Qualcomm, Inc.	57,783	2,611,792
		4,217,280
Textiles – 0.3%
Cintas Corp.	5,321	121,532
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	4,876	254,283
Expeditors International of Washington, Inc.	6,038	201,307
J.B. Hunt Transport Services, Inc.	3,624	110,641
		566,231
TOTAL COMMON STOCK (Cost $40,613,342)		38,456,393
TOTAL EQUITIES (Cost $40,613,342)		38,456,393
TOTAL LONG-TERM INVESTMENTS (Cost $40,613,342)		38,456,393
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$638,957	638,957
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 0.285%, due 11/19/09 (c)	185,000	184,793
TOTAL SHORT-TERM INVESTMENTS (Cost $823,750)		823,750
TOTAL INVESTMENTS – 101.6% (Cost $41,437,092) (d)		39,280,143
Other Assets/ (Liabilities) – (1.6)%		(619,774)
NET ASSETS – 100.0%		$38,660,369

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $638,957. Collateralized by U.S. Government Agency obligations with a rate of 2.861%, maturity date of 4/01/34, and an aggregate market value, including accrued interest, of $652,179.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.0%
COMMON STOCK – 94.0%
Banks – 8.4%
Bank of America Corp.	1,089,250	$14,378,099
The Bank of New York Mellon Corp.	800,000	23,448,000
		37,826,099
Beverages – 4.1%
Dr. Pepper Snapple Group, Inc. (a)	880,000	18,647,200
Commercial Services – 5.3%
Robert Half International, Inc.	1,000,000	23,620,000
Computers – 5.2%
Hewlett-Packard Co.	600,000	23,190,000
Diversified Financial – 13.1%
Discover Financial Services	2,500,000	25,675,000
Franklin Resources, Inc.	300,000	21,603,000
Morgan Stanley	400,000	11,404,000
		58,682,000
Leisure Time – 5.7%
Carnival Corp.	1,000,000	25,770,000
Lodging – 6.9%
Starwood Hotels & Resorts Worldwide, Inc.	1,400,000	31,080,000
Machinery — Construction & Mining – 4.4%
Caterpillar, Inc.	598,500	19,774,440
Manufacturing – 4.9%
Illinois Tool Works, Inc.	586,500	21,899,910
Media – 3.6%
Discovery Communications, Inc., Series C (a)	800,000	16,424,000
Oil & Gas – 1.6%
Apache Corp.	100,000	7,215,000
Oil & Gas Services – 3.5%
National Oilwell Varco, Inc. (a)	484,770	15,832,588
Retail – 11.3%
Best Buy Co., Inc.	378,800	12,686,013
Carmax, Inc. (a)	1,129,300	16,600,710
Tiffany & Co.	843,964	21,402,927
		50,689,650
Semiconductors – 12.5%
Intel Corp.	2,100,000	34,755,000
National Semiconductor Corp.	1,700,000	21,335,000
		56,090,000
Transportation – 3.5%
Union Pacific Corp.	300,000	15,618,000
TOTAL COMMON STOCK (Cost $495,757,350)		422,358,887
TOTAL EQUITIES (Cost $495,757,350)		422,358,887
TOTAL LONG-TERM INVESTMENTS (Cost $495,757,350)		422,358,887
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$20,501,758	20,501,758
TOTAL SHORT-TERM INVESTMENTS (Cost $20,501,758)		20,501,758
TOTAL INVESTMENTS – 98.6% (Cost $516,259,108) (c)		442,860,645
Other Assets/ (Liabilities) – 1.4%		6,260,200
NET ASSETS – 100.0%		$449,120,845

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $20,501,764. Collateralized by U.S. Government Agency obligations with a rate of 1.268%, maturity date of 4/01/11, and an aggregate market value, including accrued interest, of $20,916,113.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Advertising – 1.7%
Harte-Hanks, Inc.	173,735	$1,607,049
Agriculture – 0.3%
Lorillard, Inc.	4,600	311,742
Apparel – 0.6%
The Warnaco Group, Inc. (a)	18,200	589,680
Automotive & Parts – 1.7%
Autoliv, Inc.	56,640	1,629,533
Banks – 2.5%
City National Corp.	30,106	1,108,804
Prosperity Bancshares, Inc.	15,400	459,382
State Street Corp.	17,000	802,400
		2,370,586
Beverages – 1.2%
Coca-Cola Enterprises, Inc.	11,600	193,140
Dr. Pepper Snapple Group, Inc. (a)	25,500	540,345
Molson Coors Brewing Co. Class B	9,900	419,067
		1,152,552
Biotechnology – 0.9%
Life Technologies Corp. (a)	19,700	821,884
Chemicals – 5.2%
Celanese Corp. Class A	31,000	736,250
International Flavors & Fragrances, Inc.	76,343	2,497,943
The Valspar Corp.	78,860	1,776,716
		5,010,909
Coal – 0.2%
Walter Energy, Inc.	6,100	221,064
Commercial Services – 3.0%
Corinthian Colleges, Inc. (a)	102,900	1,742,097
Manpower, Inc.	26,900	1,138,946
		2,881,043
Computers – 2.4%
Diebold, Inc.	64,585	1,702,461
Synopsys, Inc. (a)	9,700	189,247
Western Digital Corp. (a)	14,500	384,250
		2,275,958
Cosmetics & Personal Care – 1.5%
Avon Products, Inc.	56,600	1,459,148
Diversified Financial – 1.3%
Invesco Ltd.	43,700	778,734
Stifel Financial Corp. (a)	9,600	461,664
		1,240,398
Electric – 4.7%
The AES Corp. (a)	60,900	707,049
CMS Energy Corp.	61,400	741,712
Hawaiian Electric Industries, Inc.	13,400	255,404
Northeast Utilities	26,100	582,291
NRG Energy, Inc. (a)	12,400	321,904
NV Energy, Inc.	39,700	428,363
Westar Energy, Inc.	50,400	946,008
Xcel Energy, Inc.	27,400	504,434
		4,487,165
Electrical Components & Equipment – 4.0%
General Cable Corp. (a)	22,000	826,760
Hubbell, Inc. Class B	32,458	1,040,603
Molex, Inc.	123,000	1,912,650
		3,780,013
Electronics – 1.2%
Flextronics International Ltd. (a)	270,600	1,112,166
Engineering & Construction – 0.6%
Fluor Corp.	10,200	523,158
Entertainment – 1.6%
International Speedway Corp. Class A	61,351	1,571,199
Environmental Controls – 1.0%
Republic Services, Inc.	39,200	956,872
Foods – 4.8%
Dean Foods Co. (a)	15,300	293,607
Del Monte Foods Co.	108,800	1,020,544
Hain Celestial Group, Inc. (a)	108,100	1,687,441
The Kroger Co.	18,500	407,925
Safeway, Inc.	59,200	1,205,904
		4,615,421
Forest Products & Paper – 0.5%
Temple-Inland, Inc.	34,800	456,576
Hand & Machine Tools – 0.5%
Snap-on, Inc.	16,500	474,210
Health Care — Products – 2.9%
Boston Scientific Corp. (a)	142,300	1,442,922
West Pharmaceutical Services, Inc.	37,000	1,289,450
		2,732,372
Health Care — Services – 4.2%
Health Management Associates, Inc. Class A (a)	48,000	237,120
Mednax, Inc. (a)	26,300	1,108,019
Quest Diagnostics, Inc.	47,178	2,662,255
		4,007,394
Home Builders – 1.6%
NVR, Inc. (a)	3,119	1,566,954
Household Products – 2.6%
The Clorox Co.	4,300	240,069
Fortune Brands, Inc.	32,300	1,122,102
The Scotts Miracle-Gro Co. Class A	32,530	1,140,176
		2,502,347
Insurance – 12.9%
Alleghany Corp. (a)	2,000	542,000
Arch Capital Group Ltd. (a)	14,000	820,120
Arthur J. Gallagher & Co.	91,810	1,959,225
Axis Capital Holdings Ltd.	47,700	1,248,786
Prudential Financial, Inc.	16,100	599,242
RenaissanceRe Holdings Ltd.	22,840	1,062,974
Stewart Information Services Corp.	58,772	837,501
Unum Group	47,600	754,936
White Mountains Insurance Group Ltd.	10,690	2,447,048
Willis Group Holdings Ltd.	79,682	2,050,218
		12,322,050

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet – 0.2%
Check Point Software Technologies Ltd. (a)	7,400	$173,678
Leisure Time – 0.2%
Royal Caribbean Cruises Ltd. (a)	14,100	190,914
Lodging – 0.2%
Wyndham Worldwide Corp.	18,900	229,068
Machinery — Diversified – 2.5%
Albany International Corp. Class A	66,867	760,946
Briggs & Stratton Corp.	123,350	1,645,489
		2,406,435
Manufacturing – 3.4%
Carlisle Cos., Inc.	41,000	985,640
Cooper Industries Ltd. Class A	17,500	543,375
Dover Corp.	41,344	1,368,073
SPX Corp.	6,700	328,099
		3,225,187
Media – 1.1%
The McGraw-Hill Cos., Inc.	16,000	481,760
Shaw Communications, Inc. Class B	34,300	578,298
		1,060,058
Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	11,200	561,232
Thompson Creek Metals Co., Inc. (a)	57,300	585,606
		1,146,838
Office Furnishings – 1.2%
Steelcase, Inc. Class A	202,702	1,179,726
Oil & Gas – 2.3%
Bill Barrett Corp. (a)	17,300	475,058
Newfield Exploration Co. (a)	8,950	292,397
Noble Corp.	26,700	807,675
Noble Energy, Inc.	3,900	229,983
Whiting Petroleum Corp. (a)	11,750	413,130
		2,218,243
Packaging & Containers – 2.2%
Bemis Co., Inc.	70,650	1,780,380
Crown Holdings, Inc. (a)	12,700	306,578
		2,086,958
Pharmaceuticals – 0.8%
Omnicare, Inc.	30,000	772,800
Pipelines – 0.8%
El Paso Corp.	29,300	270,439
Spectra Energy Corp.	30,100	509,292
		779,731
Real Estate Investment Trusts (REITS) – 3.7%
Boston Properties, Inc.	3,300	157,410
CapitalSource, Inc.	282,300	1,377,624
Digital Realty Trust, Inc.	18,300	656,055
Health Care, Inc.	18,300	624,030
National Retail Properties, Inc.	15,050	261,117
Simon Property Group, Inc.	8,100	416,583
		3,492,819
Retail – 3.0%
AutoNation, Inc. (a)	9,800	170,030
Best Buy Co., Inc.	14,700	492,303
Darden Restaurants, Inc.	9,100	300,118
Family Dollar Stores, Inc.	32,800	928,240
Foot Locker, Inc.	30,500	319,335
Kohl's Corp. (a)	16,500	705,375
		2,915,401
Savings & Loans – 1.4%
First Niagara Financial Group, Inc.	51,300	585,846
Hudson City Bancorp, Inc.	56,300	748,227
		1,334,073
Semiconductors – 2.6%
Analog Devices, Inc.	8,900	220,542
Marvell Technology Group Ltd. (a)	38,000	442,320
Novellus Systems, Inc. (a)	51,800	865,060
Semtech Corp. (a)	10,400	165,464
Skyworks Solutions, Inc. (a)	17,500	171,150
Teradyne, Inc. (a)	97,000	665,420
		2,529,956
Software – 2.6%
IMS Health, Inc.	129,628	1,646,276
Informatica Corp. (a)	20,200	347,238
Solera Holdings, Inc. (a)	17,500	444,500
		2,438,014
Telecommunications – 1.3%
NTELOS Holdings Corp.	32,500	598,650
Qwest Communications International, Inc.	85,300	353,995
Tellabs, Inc. (a)	54,000	309,420
		1,262,065
Textiles – 1.3%
G&K Services, Inc. Class A	58,995	1,247,744
Transportation – 0.5%
Kansas City Southern (a)	12,300	198,153
Kirby Corp. (a)	9,100	289,289
		487,442
TOTAL COMMON STOCK (Cost $105,885,664)		93,856,593
TOTAL EQUITIES (Cost $105,885,664)		93,856,593
TOTAL LONG-TERM INVESTMENTS (Cost $105,885,664)		93,856,593
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$1,534,550	1,534,550
TOTAL SHORT-TERM INVESTMENTS (Cost $1,534,550)		1,534,550
TOTAL INVESTMENTS – 99.7% (Cost $107,420,214) (c)		95,391,143
Other Assets/ (Liabilities) – 0.3%		305,759
NET ASSETS – 100.0%		$95,696,902

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $1,534,551. Collateralized by U.S. Government Agency obligations with rates ranging from 2.875% - 5.000%, maturity dates ranging from 11/23/10 - 10/01/19, and an aggregate market value, including accrued interest, of $1,571,526.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Advertising – 0.3%
Harte-Hanks, Inc.	11,400	$105,450
inVentiv Health Inc. (a)	9,300	125,829
		231,279
Aerospace & Defense – 0.6%
AAR CORP. (a)	900	14,445
Argon ST, Inc. (a)	3,700	76,109
Ducommun, Inc.	9,469	177,923
Triumph Group, Inc.	5,600	224,000
		492,477
Agriculture – 0.4%
Universal Corp.	9,600	317,856
Airlines – 1.0%
Alaska Air Group, Inc. (a)	11,644	212,619
JetBlue Airways Corp. (a)	10,400	44,408
Republic Airways Holdings, Inc. (a)	27,100	176,963
SkyWest, Inc.	34,234	349,187
		783,177
Apparel – 1.1%
Carter's, Inc. (a)	10,925	268,864
Crocs, Inc. (a)	19,500	66,300
Iconix Brand Group, Inc. (a)	3,900	59,982
Oxford Industries, Inc.	5,800	67,570
Perry Ellis International, Inc. (a)	6,100	44,408
Quiksilver, Inc. (a)	55,700	103,045
The Timberland Co. Class A (a)	21,297	282,611
		892,780
Automotive & Parts – 0.7%
ArvinMeritor, Inc.	6,100	26,779
ATC Technology Corp. (a)	17,317	251,097
Dana Holding Corp. (a)	22,600	28,928
Lear Corp. (a)	7,800	3,900
Modine Manufacturing Co.	23,300	111,840
Spartan Motors, Inc.	7,200	81,576
Standard Motor Products, Inc.	3,200	26,464
Superior Industries International, Inc.	3,300	46,530
Tenneco, Inc. (a)	1,500	15,900
Titan International, Inc.	1,500	11,205
		604,219
Banks – 10.2%
1st Source Corp.	700	12,089
Alliance Financial Corp.	400	11,344
Ames National Corp.	800	19,528
Arrow Financial Corp.	7,060	190,620
Banco Latinoamericano de Exportaciones SA Class E	16,420	204,101
Bank of the Ozarks, Inc.	3,000	64,890
Bar Harbor Bankshares	300	9,255
Bryn Mawr Bank Corp.	4,100	77,367
Camden National Corp.	4,682	159,328
Cardinal Financial Corp.	1,100	8,613
Central Pacific Financial Corp.	1,800	6,750
Chemical Financial Corp.	7,862	156,532
Citizens & Northern Corp.	8,455	173,919
City Holding Co.	8,061	244,732
CNB Financial Corp./PA	600	8,502
Community Bank System, Inc.	2,100	30,576
Community Trust Bancorp, Inc.	1,900	50,825
CVB Financial Corp.	22,696	135,495
F.N.B. Corp.	45,600	282,264
Farmers Capital Bank Corp.	6,827	171,836
First Bancorp, Inc.	4,900	95,403
First Commonwealth Financial Corp.	11,411	72,346
First Financial Bancorp	21,695	163,146
First Financial Bankshares, Inc.	800	40,288
First Merchants Corp.	3,900	31,317
The First of Long Island Corp.	400	9,256
FirstMerit Corp.	27,224	462,264
German American Bancorp Inc.	600	8,646
Glacier Bancorp, Inc.	6,300	93,051
Hancock Holding Co.	5,971	193,998
Harleysville National Corp.	3,500	16,450
Home Bancshares, Inc.	4,500	85,680
IBERIABANK Corp.	700	27,587
International Bancshares Corp.	14,240	146,814
Lakeland Bancorp, Inc.	19,866	178,595
Lakeland Financial Corp.	5,100	96,900
MainSource Financial Group, Inc.	6,030	44,743
Merchants Bancshares, Inc.	400	8,876
National Bankshares, Inc./VA	300	7,200
National Penn Bancshares, Inc.	34,268	157,976
NBT Bancorp, Inc.	13,137	285,204
Old National Bancorp	15,923	156,364
Oriental Financial Group Inc.	4,600	44,620
Orrstown Financial Services, Inc.	200	7,448
PacWest Bancorp	15,335	201,809
Park National Corp.	1,200	67,776
Peapack Gladstone Financial Corp.	4,400	84,876
Peoples Bancorp, Inc.	7,120	121,396
Prosperity Bancshares, Inc.	5,604	167,167
Renasant Corp.	12,838	192,827
Republic Bancorp, Inc. Class A	8,457	191,044
S&T Bancorp, Inc.	9,853	119,813
Santander BanCorp (a)	13,717	95,470
SCBT Financial Corp.	3,615	85,639
Simmons First National Corp. Class A	5,170	138,142
Smithtown Bancorp, Inc.	600	7,674
The South Financial Group, Inc.	11,700	13,923
Southside Bancshares, Inc.	9,254	211,639
State Bancorp, Inc.	1,000	7,560
Sterling Bancorp	9,363	78,181
Sterling Bancshares, Inc.	27,866	176,392
Suffolk Bancorp	5,754	147,533
Sun Bancorp, Inc. (a)	3,468	17,964
Susquehanna Bancshares, Inc.	22,989	112,416

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SVB Financial Group (a)	1,100	$29,942
SY Bancorp, Inc.	4,584	110,795
TowneBank	9,851	137,914
Trico Bancshares	500	7,750
Trustco Bank Corp. NY	18,433	108,939
Trustmark Corp.	18,500	357,420
UMB Financial Corp.	10,161	386,220
United Bankshares, Inc.	9,256	180,862
Univest Corp. of Pennsylvania	6,144	124,477
Washington Trust Bancorp, Inc.	3,100	55,273
West Bancorporation, Inc.	3,200	16,000
Westamerica Bancorporation	500	24,805
Wilshire Bancorp, Inc.	5,800	33,350
		8,265,726
Biotechnology – 0.4%
Affymetrix, Inc. (a)	11,800	69,974
Celera Corp. (a)	10,300	78,589
Facet Biotech Corp. (a)	5,400	50,166
Maxygen, Inc. (a)	14,400	96,768
SuperGen, Inc. (a)	7,000	14,070
		309,567
Building Materials – 0.9%
Apogee Enterprises, Inc.	15,400	189,420
Comfort Systems USA, Inc.	34,434	352,949
Gibraltar Industries, Inc.	11,300	77,631
Interline Brands, Inc. (a)	6,400	87,552
Louisiana-Pacific Corp. (a)	13,500	46,170
NCI Building Systems, Inc. (a)	4,700	12,408
		766,130
Chemicals – 3.0%
A. Schulman, Inc.	22,131	334,399
Ferro Corp.	5,900	16,225
H.B. Fuller Co.	2,700	50,679
Hawkins, Inc.	1,500	33,870
Innophos Holdings, Inc.	5,300	89,517
Innospec, Inc.	4,500	48,375
Minerals Technologies, Inc.	10,253	369,313
Olin Corp.	31,946	379,838
OM Group, Inc. (a)	7,663	222,380
PolyOne Corp. (a)	17,100	46,341
Sensient Technologies Corp.	21,603	487,580
Solutia, Inc. (a)	10,900	62,784
Spartech Corp.	30,820	283,236
		2,424,537
Coal – 0.1%
International Coal Group, Inc. (a)	22,900	65,494
Westmoreland Coal Co. (a)	1,500	12,150
		77,644
Commercial Services – 4.8%
Advance America Cash Advance Centers, Inc.	24,800	109,864
Albany Molecular Research, Inc. (a)	10,300	86,417
Avis Budget Group, Inc. (a)	8,600	48,590
CDI Corp.	5,200	57,980
Cornell Cos., Inc. (a)	4,900	79,429
CRA International, Inc. (a)	800	22,208
Deluxe Corp.	4,100	52,521
Dollar Thrifty Automotive Group, Inc. (a)	20,600	287,370
DynCorp International, Inc. Class A (a)	1,300	21,827
Euronet Worldwide, Inc. (a)	1,521	29,492
First Advantage Corp. Class A (a)	1,200	18,252
Global Cash Access Holdings, Inc. (a)	26,143	208,098
H&E Equipment Services, Inc. (a)	18,433	172,349
Healthspring, Inc. (a)	22,691	246,424
Heidrick & Struggles International, Inc.	8,485	154,851
Jackson Hewitt Tax Service, Inc.	13,400	83,884
Kelly Services, Inc. Class A	14,915	163,319
Korn/Ferry International (a)	5,300	56,392
Maximus, Inc.	800	33,000
McGrath Rentcorp	5,980	113,979
MPS Group, Inc. (a)	7,900	60,356
On Assignment, Inc. (a)	20,400	79,764
PHH Corp. (a)	13,639	247,957
Rent-A-Center, Inc. (a)	34,958	623,301
Spherion Corp. (a)	23,400	96,408
Steiner Leisure Ltd. (a)	9,978	304,629
TrueBlue, Inc. (a)	3,300	27,720
United Rentals, Inc. (a)	10,900	70,741
Valassis Communications, Inc. (a)	14,400	87,984
Viad Corp.	4,600	79,212
Volt Information Sciences, Inc. (a)	1,200	7,524
Watson Wyatt Worldwide Inc. Class A	4,100	153,873
		3,885,715
Computers – 1.6%
CACI International, Inc. Class A (a)	6,170	263,521
Ciber, Inc. (a)	18,790	58,249
Cogo Group Inc. (a)	12,300	73,431
Computer Task Group, Inc. (a)	1,500	9,150
Cray, Inc. (a)	24,700	194,636
Imation Corp.	2,400	18,264
MTS Systems Corp.	700	14,455
Ness Technologies, Inc. (a)	8,700	34,017
Perot Systems Corp. Class A (a)	31,946	457,786
Silicon Storage Technology, Inc. (a)	71,313	133,355
Unisys Corp. (a)	43,000	64,930
		1,321,794
Cosmetics & Personal Care – 0.1%
Inter Parfums, Inc.	5,700	41,838
Distribution & Wholesale – 0.6%
Beacon Roofing Supply, Inc. (a)	12,800	185,088
Core-Mark Holding Co., Inc. (a)	4,700	122,482
Houston Wire & Cable Co.	1,500	17,865
ScanSource, Inc. (a)	5,100	125,052
		450,487
Diversified Financial – 2.2%
Calamos Asset Management, Inc. Class A	4,577	64,581

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Encore Capital Group, Inc. (a)	3,900	$51,675
First Financial Northwest	22,989	179,774
Fox Chase Bancorp, Inc. (a)	16,620	159,386
Knight Capital Group, Inc. Class A (a)	19,537	333,106
LaBranche & Co., Inc. (a)	30,500	131,150
MF Global Ltd. (a)	15,000	88,950
National Financial Partners Corp.	13,752	100,664
Nelnet, Inc. Class A (a)	13,754	186,917
NewStar Financial, Inc. (a)	12,000	22,920
Ocwen Financial Corp. (a)	5,200	67,444
Oppenheimer Holdings Inc. Class A	5,400	114,318
Penson Worldwide, Inc. (a)	7,100	63,545
Piper Jaffray Cos. (a)	200	8,734
SWS Group, Inc.	1,300	18,161
TradeStation Group, Inc. (a)	5,500	46,530
Virtus Investment Partners, Inc. (a)	6,085	89,389
World Acceptance Corp. (a)	3,900	77,649
		1,804,893
Electric – 3.8%
Allete, Inc.	267	7,676
Avista Corp.	14,563	259,367
Black Hills Corp.	12,800	294,272
Central Vermont Public Service Corp.	2,726	49,341
CH Energy Group, Inc.	3,549	165,739
El Paso Electric Co. (a)	11,119	155,221
The Empire District Electric Co.	2,200	36,344
IDACORP, Inc.	6,437	168,263
MGE Energy, Inc.	4,584	153,793
NorthWestern Corp.	23,994	546,104
Pike Electric Corp. (a)	1,400	16,870
PNM Resources, Inc.	17,166	183,848
Portland General Electric Co.	28,363	552,511
Unisource Energy Corp.	18,217	483,479
		3,072,828
Electrical Components & Equipment – 1.8%
Belden Inc.	4,800	80,160
Encore Wire Corp.	9,300	198,555
EnerSys (a)	26,600	483,854
GrafTech International Ltd. (a)	29,485	333,475
Graham Corp.	8,500	113,050
Greatbatch, Inc. (a)	8,957	202,518
Insteel Industries, Inc.	3,700	30,488
PowerSecure International Inc. (a)	2,000	8,520
Ultralife Corp. (a)	1,300	9,321
		1,459,941
Electronics – 2.3%
Benchmark Electronics, Inc. (a)	37,399	538,546
Brady Corp. Class A	7,412	186,189
Coherent, Inc. (a)	7,107	146,973
CTS Corp.	7,200	47,160
Cymer, Inc. (a)	588	17,481
Measurement Specialties, Inc. (a)	3,300	23,265
Methode Electronics, Inc.	22,530	158,161
Plexus Corp. (a)	1,200	24,552
Stoneridge, Inc. (a)	16,500	79,200
Technitrol, Inc.	21,500	139,105
TTM Technologies, Inc. (a)	32,643	259,838
Watts Water Technologies, Inc. Class A	10,847	233,644
		1,854,114
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (a)	13,500	45,360
Engineering & Construction – 1.3%
Dycom Industries, Inc. (a)	14,400	159,408
Emcor Group, Inc. (a)	15,683	315,542
Granite Construction, Inc.	8,722	290,268
Insituform Technologies, Inc. Class A (a)	1,400	23,758
Layne Christensen Co. (a)	900	18,405
Sterling Construction Co., Inc. (a)	9,000	137,340
Tutor Perini Corp. (a)	4,000	69,440
		1,014,161
Entertainment – 0.5%
Churchill Downs, Inc.	2,600	87,516
Great Wolf Resorts, Inc. (a)	4,100	8,364
National CineMedia, Inc.	2,100	28,896
Pinnacle Entertainment, Inc. (a)	12,700	117,983
Speedway Motorsports, Inc.	6,000	82,560
Vail Resorts, Inc. (a)	3,999	107,253
		432,572
Environmental Controls – 0.2%
EnergySolutions, Inc.	2,500	23,000
Waste Services, Inc. (a)	31,981	165,662
		188,662
Foods – 1.0%
B&G Foods Inc. Class A	14,900	125,309
Chiquita Brands International, Inc. (a)	10,066	103,277
Fresh Del Monte Produce, Inc. (a)	3,500	56,910
The Great Atlantic & Pacific Tea Co., Inc. (a)	18,400	78,200
Nash Finch Co.	5,267	142,525
Seneca Foods Corp. Class A (a)	300	10,026
TreeHouse Foods, Inc. (a)	7,962	229,067
Winn-Dixie Stores, Inc. (a)	7,200	90,288
		835,602
Forest Products & Paper – 1.6%
Buckeye Technologies, Inc. (a)	20,189	90,649
Clearwater Paper Corp. (a)	285	7,208
Domtar Corp. (a)	9,900	164,142
Glatfelter	43,478	386,954
Rock-Tenn Co. Class A	10,296	392,895
Schweitzer-Mauduit International, Inc.	8,989	244,591
		1,286,439
Gas – 2.7%
Chesapeake Utilities Corp.	3,200	104,096
The Laclede Group, Inc.	200	6,626
New Jersey Resources Corp.	17,638	653,312

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nicor, Inc.	1,122	$38,844
Piedmont Natural Gas Co., Inc.	5,559	134,027
South Jersey Industries, Inc.	16,152	563,543
Southwest Gas Corp.	21,696	481,868
WGL Holdings, Inc.	7,066	226,253
		2,208,569
Hand & Machine Tools – 0.5%
Baldor Electric Co.	6,925	164,746
Regal-Beloit Corp.	5,659	224,775
		389,521
Health Care — Products – 0.7%
Cantel Medical Corp. (a)	1,100	17,853
Cardiac Science Corp. (a)	4,400	17,688
Cynosure Inc. Class A (a)	3,500	26,775
Home Diagnostics Inc. (a)	1,300	7,982
Invacare Corp.	24,397	430,607
Symmetry Medical Inc. (a)	6,700	62,444
TomoTherapy Inc. (a)	11,600	31,900
Young Innovations, Inc.	500	10,895
		606,144
Health Care — Services – 2.5%
Alliance HealthCare Services, Inc. (a)	4,300	31,519
Allied Healthcare International Inc. (a)	4,800	10,416
Amedisys, Inc. (a)	800	26,416
AmSurg Corp. (a)	8,300	177,952
Centene Corp. (a)	17,104	341,738
Gentiva Health Services, Inc. (a)	9,363	154,115
Kindred Healthcare, Inc. (a)	18,312	226,519
Magellan Health Services, Inc. (a)	4,578	150,250
Medcath Corp. (a)	7,400	87,024
Molina Healthcare, Inc. (a)	10,847	259,460
Nighthawk Radiology Holdings, Inc. (a)	21,400	79,180
NovaMed, Inc. (a)	2,300	9,085
RehabCare Group, Inc. (a)	3,930	94,045
Res Care, Inc. (a)	5,100	72,930
Skilled Healthcare Group, Inc. Class A (a)	11,801	88,508
Sun Healthcare Group, Inc. (a)	3,200	27,008
Triple-S Management Corp. Class B (a)	4,100	63,919
WellCare Health Plans Inc. (a)	4,800	88,752
		1,988,836
Holding Company — Diversified – 0.2%
Compass Diversified Holdings	20,850	168,677
Home Builders – 0.3%
M/I Homes, Inc. (a)	4,000	39,160
Meritage Home Corp. (a)	4,013	75,685
The Ryland Group, Inc.	8,875	148,745
		263,590
Home Furnishing – 0.2%
American Woodmark Corp.	2,800	67,060
Hooker Furniture Corp.	7,000	80,360
Universal Electronics Inc. (a)	1,600	32,272
		179,692
Household Products – 0.8%
American Greetings Corp. Class A	5,800	67,744
Blyth, Inc.	5,120	167,885
Central Garden & Pet Co. Class A (a)	17,458	171,961
CSS Industries, Inc.	1,100	22,418
Prestige Brands Holdings, Inc. (a)	31,349	192,797
The Standard Register Co.	18,531	60,411
		683,216
Insurance – 6.9%
American Equity Investment Life Holding Co.	29,455	164,359
American Physicians Capital, Inc.	2,021	79,142
Amerisafe, Inc. (a)	4,700	73,132
Amtrust Financial Services, Inc.	18,411	209,885
Argo Group International Holdings Ltd. (a)	8,553	241,366
CNA Surety Corp. (a)	9,039	121,936
Conseco, Inc. (a)	89,100	211,167
Delphi Financial Group, Inc. Class A	12,095	235,006
Employers Holdings, Inc.	19,904	269,699
FBL Financial Group, Inc. Class A	10,300	85,078
First Mercury Financial Corp.	6,300	86,751
Flagstone Reinsurance Holdings Ltd.	17,848	183,834
FPIC Insurance Group, Inc. (a)	1,100	33,682
Greenlight Capital Re, Ltd. Class A (a)	5,800	100,398
Hallmark Financial Services, Inc. (a)	8,200	58,630
Harleysville Group, Inc.	6,000	169,320
Horace Mann Educators Corp.	9,400	93,718
Infinity Property & Casualty Corp.	5,374	195,936
IPC Holdings Ltd.	16,819	459,831
Maiden Holdings Ltd.	19,800	129,888
Max Capital Group Ltd.	17,317	319,672
MGIC Investment Corp.	10,600	46,640
Montpelier Re Holdings Ltd.	30,652	407,365
Navigators Group, Inc. (a)	700	31,101
The Phoenix Companies, Inc. (a)	55,300	92,351
Platinum Underwriters Holdings Ltd.	16,321	466,617
PMA Capital Corp. Class A (a)	8,900	40,495
ProAssurance Corp. (a)	10,350	478,274
Safety Insurance Group, Inc.	7,760	237,146
SeaBright Insurance Holdings, Inc. (a)	12,874	130,414
Selective Insurance Group	4,100	52,357
Universal American Corp. (a)	6,093	53,131
Zenith National Insurance Corp.	700	15,218
		5,573,539

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet – 2.4%
Avocent Corp. (a)	18,212	$254,240
EarthLink, Inc. (a)	52,700	390,507
Global Sources Ltd. (a)	2,600	18,746
Internap Network Services Corp. (a)	12,200	42,578
Orbitz Worldwide, Inc. (a)	8,600	16,340
PCTEL, Inc. (a)	20,600	110,210
Perficient, Inc. (a)	8,700	60,813
RealNetworks, Inc. (a)	16,100	48,139
SonicWALL, Inc. (a)	12,500	68,500
TIBCO Software, Inc. (a)	77,825	558,005
United Online, Inc.	35,429	230,643
Web.com Group Inc. (a)	27,300	153,699
		1,952,420
Investment Companies – 1.5%
Allied Capital Corp.	10,900	37,932
American Capital Ltd.	41,300	132,573
Ampal-American Israel Corp. Class A (a)	3,000	7,320
Apollo Investment Corp.	40,133	240,798
Ares Capital Corp.	25,100	202,306
BlackRock Kelso Capital Corp.	6,170	38,439
Fifth Street Finance Corp.	10,000	100,400
Gladstone Capital Corp.	2,300	17,319
Gladstone Investment Corp.	2,100	10,143
Hercules Technology Growth Capital, Inc.	25,439	212,670
MCG Capital Corp. (a)	14,500	35,235
PennantPark Investment Corp.	11,732	83,297
Prospect Capital Corp.	9,200	84,640
		1,203,072
Iron & Steel – 0.1%
Universal Stainless & Alloy (a)	4,600	74,842
Leisure Time – 0.3%
Brunswick Corp.	32,800	141,696
Callaway Golf Co.	11,000	55,770
Multimedia Games, Inc. (a)	2,900	14,384
		211,850
Lodging – 0.3%
Gaylord Entertainment Co. (a)	10,280	130,659
Marcus Corp.	11,411	120,044
		250,703
Machinery — Diversified – 0.9%
Albany International Corp. Class A	3,900	44,382
Applied Industrial Technologies, Inc.	2,600	51,220
Cascade Corp.	5,949	93,578
Flow International Corp. (a)	7,200	16,920
Kadant, Inc. (a)	12,595	142,197
NACCO Industries, Inc. Class A	1,700	48,824
Nordson Corp.	3,100	119,846
Robbins & Myers, Inc.	2,900	55,825
Sauer-Danfoss, Inc.	18,400	112,792
Twin Disc, Inc.	3,800	25,878
		711,462
Manufacturing – 2.9%
A.O. Smith Corp.	1,201	39,117
Actuant Corp. Class A	4,200	51,240
American Railcar Industries, Inc.	7,600	62,776
Ameron International Corp.	500	33,520
Barnes Group, Inc.	27,200	323,408
Ceradyne, Inc. (a)	14,648	258,684
Colfax Corp. (a)	2,000	15,440
Eastman Kodak Co.	99,200	293,632
EnPro Industries, Inc. (a)	14,132	254,517
Federal Signal Corp.	25,456	194,738
FreightCar America Inc.	3,800	63,878
GP Strategies Corp. (a)	1,700	10,013
Griffon Corp. (a)	16,385	136,323
John Bean Technologies Corp.	8,400	105,168
Myers Industries, Inc.	8,100	67,392
Standex International Corp.	9,558	110,873
Tredegar Corp.	23,288	310,196
Trimas Corp. (a)	6,400	21,568
		2,352,483
Media – 0.6%
Belo Corp. Class A	12,800	22,912
Courier Corp.	8,778	133,952
Crown Media Holdings, Inc. Class A (a)	8,500	14,195
The E.W. Scripps Co. Class A	6,000	12,540
Journal Communications, Inc. Class A	19,700	20,685
Lin TV Corp. Class A (a)	5,700	9,576
LodgeNet Interactive Corp. (a)	10,100	34,340
Mediacom Communications Corp. (a)	43,789	223,762
Sinclair Broadcast Group, Inc. Class A	5,300	10,282
		482,244
Metal Fabricate & Hardware – 1.1%
Circor International, Inc.	2,600	61,386
Hawk Corp. Class A (a)	800	11,080
L.B. Foster Co. Class A (a)	3,316	99,712
Mueller Industries, Inc.	8,757	182,146
Mueller Water Products, Inc. Class A	53,400	199,716
Worthington Industries, Inc.	24,681	315,670
		869,710
Mining – 0.6%
Brush Engineered Materials, Inc. (a)	3,200	53,600
Century Aluminum Co. (a)	4,000	24,920
Coeur d'Alene Mines Corp. (a)	1,060	13,038
Hecla Mining Co. (a)	40,109	107,492
Horsehead Holding Corp. (a)	15,898	118,440
RTI International Metals, Inc. (a)	2,400	42,408
Stillwater Mining Co. (a)	18,000	102,780
		462,678
Office Furnishings – 0.1%
HNI Corp.	3,800	68,628
Oil & Gas – 2.8%
Approach Resources Inc. (a)	2,700	18,630
ATP Oil & Gas Corp. (a)	19,900	138,504

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berry Petroleum Co. Class A	5,300	$98,527
Bill Barrett Corp. (a)	13,634	374,389
Brigham Exploration Co. (a)	13,700	47,813
Contango Oil & Gas Co. (a)	1,700	72,233
CVR Energy, Inc. (a)	12,600	92,358
Delek US Holdings, Inc.	6,000	50,880
Gran Tierra Energy, Inc. (a)	47,300	163,185
Hercules Offshore, Inc. (a)	45,500	180,635
Parallel Petroleum Corp. (a)	4,800	9,312
Parker Drilling Co. (a)	5,400	23,436
Penn Virginia Corp.	10,900	178,433
Petroleum Development Corp. (a)	10,600	166,314
PetroQuest Energy, Inc. (a)	2,600	9,594
Pioneer Drilling Co. (a)	16,877	80,841
Rex Energy Corp. (a)	2,400	13,680
Rosetta Resources, Inc. (a)	6,200	54,250
Stone Energy Corp. (a)	1,200	8,904
VAALCO Energy, Inc. (a)	17,500	74,025
W&T Offshore, Inc.	4,300	41,882
Western Refining, Inc. (a)	47,700	336,762
		2,234,587
Oil & Gas Services – 1.8%
Allis-Chalmers Energy Inc. (a)	8,000	18,480
Basic Energy Services, Inc. (a)	16,800	114,744
Cal Dive International, Inc. (a)	50,700	437,541
Complete Production Services, Inc. (a)	23,300	148,188
Hornbeck Offshore Services, Inc. (a)	6,200	132,618
ION Geophysical Corp. (a)	18,600	47,802
Key Energy Services, Inc. (a)	47,000	270,720
Lufkin Industries, Inc.	1,100	46,255
Newpark Resources, Inc. (a)	32,600	92,910
Superior Well Services, Inc. (a)	4,100	24,395
TETRA Technologies, Inc. (a)	5,500	43,780
TGC Industries, Inc. (a)	3,700	18,019
Union Drilling, Inc. (a)	8,300	54,946
		1,450,398
Packaging & Containers – 0.3%
Bway Holding Co. (a)	12,357	216,618
Pharmaceuticals – 0.3%
Adolor Corp. (a)	7,000	12,320
KV Pharmaceutical Co. Class A (a)	24,800	79,608
Nutraceutical International Corp. (a)	900	9,351
Omega Protein Corp. (a)	6,000	24,360
Schiff Nutrition International, Inc. (a)	1,600	8,144
Viropharma, Inc. (a)	20,384	120,877
		254,660
Pipelines – 0.0%
Crosstex Energy, Inc.	4,500	18,720
Real Estate Investment Trusts (REITS) – 9.4%
American Campus Communities, Inc.	2,000	44,360
Anthracite Capital, Inc.	35,600	22,072
Anworth Mortgage Asset Corp.	46,774	337,241
Ashford Hospitality Trust	72,626	204,079
Associated Estates Realty Corp.	18,531	110,445
BioMed Realty Trust, Inc.	5,900	60,357
CapLease, Inc.	39,208	108,214
Capstead Mortgage Corp.	12,972	164,874
CBL & Associates Properties, Inc.	28,600	154,154
Cedar Shopping Centers, Inc.	29,942	135,338
Colonial Properties Trust	17,900	132,460
Cousins Properties, Inc.	4,676	39,746
DCT Industrial Trust Inc.	37,400	152,592
Developers Diversified Realty Corp.	23,300	113,704
DiamondRock Hospitality Co.	43,800	274,188
Education Realty Trust, Inc.	30,820	132,218
Entertainment Properties Trust	339	6,983
Extra Space Storage, Inc.	14,532	121,342
FelCor Lodging Trust, Inc.	58,900	144,894
First Industrial Realty Trust, Inc.	17,800	77,430
First Potomac Realty Trust	23,785	231,904
Franklin Street Properties Corp.	3,100	41,075
Getty Realty Corp.	10,845	204,645
Glimcher Realty Trust	12,600	36,540
Gramercy Capital Corp. (a)	6,200	9,982
Hatteras Financial Corp.	3,300	94,347
Healthcare Realty Trust, Inc.	19,392	326,367
Hersha Hospitality Trust	17,300	42,904
Highwoods Properties, Inc.	20,004	447,489
Home Properties, Inc.	5,770	196,757
Inland Real Estate Corp.	17,848	124,936
iStar Financial Inc.	52,200	148,248
Kilroy Realty Corp.	3,400	69,836
Kite Realty Group Trust	7,000	20,440
LaSalle Hotel Properties	1,800	22,212
Lexington Realty Trust	47,158	160,337
Medical Properties Trust, Inc.	28,187	171,095
MFA Financial, Inc.	62,798	434,562
Mid-America Apartment Communities, Inc.	6,267	230,062
National Health Investors, Inc.	11,146	297,710
National Retail Properties, Inc.	15,326	265,906
Omega Healthcare Investors, Inc.	6,340	98,397
Parkway Properties, Inc.	12,838	166,894
Pennsylvania Real Estate Investment Trust	21,262	106,310
PS Business Parks, Inc.	5,672	274,752
RAIT Financial Trust	6,800	9,316
Redwood Trust, Inc.	15,703	231,776
Resource Capital Corp.	8,000	25,600
Strategic Hotels & Resorts, Inc.	40,000	44,400
Sun Communities, Inc.	2,000	27,560
Sunstone Hotel Investors, Inc.	41,734	223,277

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U-Store-It Trust	43,792	$214,581
Walter Investment Management Corp. (a)	1,900	25,232
Washington Real Estate Investment Trust	3,700	82,769
		7,644,909
Retail – 5.6%
Asbury Automotive Group Inc.	13,000	133,120
Bob Evans Farms, Inc.	12,142	348,961
Books-A-Million, Inc.	1,400	9,954
Borders Group, Inc. (a)	9,700	35,696
Brown Shoe Co., Inc.	8,025	58,101
Build-A-Bear Workshop, Inc. (a)	8,200	36,654
Casey's General Stores, Inc.	12,360	317,528
Cash America International, Inc.	8,778	205,317
Charming Shoppes, Inc. (a)	12,700	47,244
Collective Brands, Inc. (a)	19,956	290,759
Dillard's, Inc. Class A	22,257	204,764
Domino's Pizza, Inc. (a)	3,400	25,466
Dress Barn, Inc. (a)	5,790	82,797
DSW Inc. Class A (a)	6,300	62,055
The Finish Line, Inc. Class A	1,200	8,904
Frisch's Restaurants, Inc.	300	8,862
Gander Mountain Co. (a)	2,600	15,600
Genesco, Inc. (a)	4,201	78,853
The Gymboree Corp. (a)	1,000	35,480
Hot Topic, Inc. (a)	33,860	247,517
Insight Enterprises, Inc. (a)	12,300	118,818
Jones Apparel Group, Inc.	6,600	70,818
Lithia Motors, Inc. Class A	8,900	82,236
Liz Claiborne, Inc.	34,500	99,360
Men's Wearhouse, Inc.	12,241	234,782
New York & Co., Inc. (a)	41,699	128,850
O'Charley's, Inc.	17,800	164,650
OfficeMax, Inc.	25,300	158,884
Pacific Sunwear of California, Inc. (a)	41,200	138,844
The Pantry, Inc. (a)	9,536	158,298
Papa John's International, Inc. (a)	10,600	262,774
PC Connection, Inc. (a)	1,900	9,975
PC Mall, Inc. (a)	2,300	15,548
Red Robin Gourmet Burgers, Inc. (a)	5,437	101,944
Regis Corp.	7,015	122,131
Retail Ventures, Inc. (a)	33,600	73,248
Ruth's Hospitality Group Inc. (a)	9,900	36,333
Sally Beauty Holdings, Inc. (a)	3,900	24,804
Shoe Carnival, Inc. (a)	5,600	66,808
Sonic Automotive, Inc. Class A	7,400	75,184
Susser Holdings Corp. (a)	4,000	44,760
Zale Corp. (a)	20,000	68,800
		4,511,481
Savings & Loans – 2.1%
BankFinancial Corp.	12,582	111,477
Berkshire Hills Bancorp, Inc.	4,252	88,357
Brooklyn Federal Bancorp, Inc.	1,100	12,375
Clifton Savings Bancorp, Inc.	8,100	87,156
Dime Community Bancshares	16,819	153,221
ESB Financial Corp.	700	9,184
First Financial Holdings, Inc.	5,100	47,940
Home Bancorp Inc. (a)	700	8,358
Investors Bancorp, Inc. (a)	13,600	124,576
Kearny Financial Corp.	16,819	192,409
NASB Financial, Inc.	1,300	37,180
NewAlliance Bancshares, Inc.	12,289	141,323
Northfield Bancorp, Inc.	8,200	95,284
OceanFirst Financial Corp.	13,069	156,436
Provident Financial Services, Inc.	26,771	243,616
Rockville Financial, Inc.	1,200	13,140
United Financial Bancorp, Inc.	11,000	152,020
Westfield Financial, Inc.	1,100	9,966
		1,684,018
Semiconductors – 1.4%
Actel Corp. (a)	4,816	51,676
ANADIGICS, Inc. (a)	13,500	56,565
Brooks Automation, Inc. (a)	10,900	48,832
DSP Group, Inc. (a)	26,900	181,844
Entegris, Inc. (a)	40,300	109,616
Exar Corp. (a)	8,100	58,239
IXYS Corp.	1,400	14,168
Microtune, Inc. (a)	9,200	21,528
MKS Instruments, Inc. (a)	13,534	178,514
Pericom Semiconductor Corp. (a)	4,900	41,258
Photronics, Inc. (a)	32,100	130,005
Silicon Image, Inc. (a)	3,500	8,050
TriQuint Semiconductor, Inc. (a)	36,769	195,243
Veeco Instruments Inc. (a)	1,900	22,021
White Electronic Designs Corp. (a)	2,600	12,038
Zoran Corp. (a)	2,300	25,070
		1,154,667
Software – 2.3%
Acxiom Corp.	33,162	292,821
CSG Systems International, Inc. (a)	9,913	131,248
Deltek, Inc. (a)	3,900	16,926
Digi International, Inc. (a)	4,300	41,925
DivX, Inc. (a)	4,700	25,803
Fair Isaac Corp.	17,217	266,175
JDA Software Group, Inc. (a)	10,046	150,288
Lawson Software, Inc. (a)	34,800	194,184
Pervasive Software Inc. (a)	1,500	9,135
Quest Software, Inc. (a)	28,694	399,994
Schawk, Inc.	1,600	12,016
Seachange International, Inc. (a)	2,900	23,287
SYNNEX Corp. (a)	11,130	278,139
Trident Microsystems, Inc. (a)	17,300	30,102
		1,872,043
Telecommunications – 4.2%
3Com Corp. (a)	96,110	452,678
ADC Telecommunications, Inc. (a)	30,400	241,984
ADTRAN, Inc.	13,037	279,905

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airvana, Inc. (a)	1,400	$8,918
Anixter International, Inc. (a)	1,100	41,349
Arris Group, Inc. (a)	37,378	454,517
Black Box Corp.	2,266	75,843
Cincinnati Bell, Inc. (a)	67,419	191,470
Communications Systems, Inc.	800	7,840
D&E Communications, Inc.	3,800	38,874
FairPoint Communications, Inc.	45,600	27,360
Global Crossing Ltd. (a)	11,600	106,488
Harmonic, Inc. (a)	12,400	73,036
Harris Stratex Networks, Inc. Class A (a)	48,190	312,271
Knology, Inc. (a)	6,500	56,095
Netgear, Inc. (a)	6,600	95,106
Polycom, Inc. (a)	812	16,459
Powerwave Technologies, Inc. (a)	5,800	9,338
RF Micro Devices, Inc. (a)	21,200	79,712
SureWest Communications (a)	1,300	13,611
Symmetricom, Inc. (a)	16,500	95,205
Syniverse Holdings, Inc. (a)	11,245	180,257
Tekelec (a)	12,086	203,407
USA Mobility, Inc.	20,587	262,690
UTStarcom, Inc. (a)	31,800	51,834
		3,376,247
Textiles – 0.4%
G&K Services, Inc. Class A	7,265	153,655
UniFirst Corp.	3,572	132,771
		286,426
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	6,419	82,356
Transportation – 2.3%
Air Transport Services Group Inc. (a)	8,400	19,488
Arkansas Best Corp.	900	23,715
Atlas Air Worldwide Holdings, Inc. (a)	19,040	441,538
Bristow Group, Inc. (a)	4,877	144,505
Celadon Group, Inc. (a)	15,117	126,832
DHT Maritime, Inc.	24,800	129,208
Eagle Bulk Shipping, Inc.	3,000	14,070
Heartland Express, Inc.	15,900	234,048
International Shipholding Corp.	2,300	62,008
Pacer International, Inc.	28,600	63,778
Saia, Inc. (a)	9,605	172,986
Ultrapetrol Bahamas Ltd. (a)	12,200	54,046
Universal Truckload Services, Inc.	800	12,520
USA Truck, Inc. (a)	1,200	16,236
Werner Enterprises, Inc.	19,208	348,049
YRC Worldwide, Inc. (a)	21,000	36,330
		1,899,357
Trucking & Leasing – 0.2%
Aircastle Ltd.	4,600	33,810
AMERCO (a)	400	14,860
The Greenbrier Cos., Inc.	12,679	91,162
TAL International Group, Inc.	4,700	51,230
		191,062
Water – 0.3%
California Water Service Group	2,100	77,364
Pico Holdings, Inc. (a)	4,589	131,704
		209,068
TOTAL COMMON STOCK (Cost $101,290,231)		80,648,291
TOTAL EQUITIES (Cost $101,290,231)		80,648,291
TOTAL LONG-TERM INVESTMENTS (Cost $101,290,231)		80,648,291
TOTAL INVESTMENTS – 99.7% (Cost $101,290,231) (b)		80,648,291
Other Assets/ (Liabilities) – 0.3%		245,380
NET ASSETS – 100.0%		$80,893,671

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 98.2%
Aerospace & Defense – 1.3%
AAR CORP. (a)	41,900	$672,495
Curtiss-Wright Corp.	26,150	777,440
Esterline Technologies Corp. (a)	33,775	914,289
Kaman Corp.	47,700	796,590
Kratos Defense & Security Solutions, Inc. (a)	269,700	240,033
Moog, Inc. Class A (a)	31,448	811,673
Teledyne Technologies, Inc. (a)	22,200	727,050
		4,939,570
Agriculture – 0.2%
Alliance One International, Inc. (a)	211,000	801,800
Airlines – 0.8%
Alaska Air Group, Inc. (a)	66,700	1,217,942
JetBlue Airways Corp. (a)	298,170	1,273,186
UAL Corp. (a)	156,960	500,702
		2,991,830
Apparel – 0.3%
Skechers U.S.A., Inc. Class A (a)	104,975	1,025,606
Automotive & Parts – 0.7%
Accuride Corp. (a)	95,500	31,419
Cooper Tire & Rubber Co.	126,175	1,251,656
Fuel Systems Solutions, Inc. (a)	41,000	827,790
Tenneco, Inc. (a)	65,425	693,505
		2,804,370
Banks – 5.2%
City Holding Co.	40,910	1,242,027
Columbia Banking System, Inc.	86,425	884,128
East West Bancorp, Inc.	177,975	1,155,058
First Merchants Corp.	26,155	210,025
FirstMerit Corp.	70,819	1,202,507
Glacier Bancorp, Inc.	96,800	1,429,736
Home Bancshares, Inc.	68,500	1,304,240
IBERIABANK Corp.	37,865	1,492,260
Independent Bank Corp.	47,260	931,022
Nara Bancorp, Inc.	69,070	357,782
Pacific Capital Bancorp	24,400	52,216
Prosperity Bancshares, Inc.	28,435	848,216
Signature Bank (a)	37,200	1,008,864
The South Financial Group, Inc.	389,895	463,975
Sterling Bancshares, Inc.	152,945	968,142
SVB Financial Group (a)	103,525	2,817,950
Trustmark Corp.	97,313	1,880,087
United Bankshares, Inc.	32,100	627,234
Wintrust Financial Corp.	55,500	892,440
		19,767,909
Biotechnology – 0.6%
Celera Corp. (a)	53,495	408,167
Exelixis, Inc. (a)	120,700	587,809
Facet Biotech Corp. (a)	33,550	311,679
Myriad Genetics, Inc. (a)	23,900	852,035
		2,159,690
Building Materials – 1.6%
Comfort Systems USA, Inc.	70,700	724,675
Drew Industries, Inc. (a)	89,000	1,083,130
Gibraltar Industries, Inc.	172,825	1,187,308
Interline Brands, Inc. (a)	110,955	1,517,864
Universal Forest Products, Inc.	48,200	1,594,938
		6,107,915
Chemicals – 3.4%
Airgas, Inc.	62,900	2,549,337
American Vanguard Corp.	91,000	1,028,300
Arch Chemicals, Inc.	65,600	1,613,104
Ashland, Inc.	19,900	558,195
Cabot Corp.	52,875	665,168
Innospec, Inc.	142,490	1,531,767
Intrepid Potash, Inc. (a)	32,615	915,829
OM Group, Inc. (a)	29,605	859,137
Rockwood Holdings, Inc. (a)	69,250	1,013,820
Spartech Corp.	87,445	803,620
Symyx Technologies (a)	85,900	502,515
The Valspar Corp.	32,500	732,225
		12,773,017
Commercial Services – 6.9%
Aaron's, Inc.	198,700	5,925,234
Chemed Corp.	13,605	537,125
Consolidated Graphics, Inc. (a)	23,235	404,754
Corinthian Colleges, Inc. (a)	85,000	1,439,050
Dollar Thrifty Automotive Group, Inc. (a)	47,000	655,650
DynCorp International, Inc. Class A (a)	56,800	953,672
Electro Rent Corp.	118,700	1,126,463
FTI Consulting, Inc. (a)	52,500	2,662,800
Global Payments, Inc.	40,200	1,505,892
Jackson Hewitt Tax Service, Inc.	176,800	1,106,768
Landauer, Inc.	24,000	1,472,160
McGrath Rentcorp	108,000	2,058,480
MPS Group, Inc. (a)	216,700	1,655,588
Navigant Consulting, Inc. (a)	124,400	1,607,248
PAREXEL International Corp. (a)	32,675	469,867
Pharmaceutical Product Development, Inc.	57,800	1,342,116
Service Corp. International	106,325	582,661
Startek, Inc. (a)	93,500	749,870
		26,255,398
Computers – 1.4%
Brocade Communications Systems, Inc. (a)	142,455	1,113,998
Palm, Inc. (a)	118,600	1,965,202
Perot Systems Corp. Class A (a)	76,335	1,093,881
SRA International, Inc. Class A (a)	47,200	828,832
Xyratex Ltd. (a)	72,300	360,777
		5,362,690

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care – 0.1%
Elizabeth Arden, Inc. (a)	62,500	$545,625
Distribution & Wholesale – 2.4%
Beacon Roofing Supply, Inc. (a)	201,200	2,909,352
Owens & Minor, Inc.	96,600	4,233,012
Pool Corp.	75,500	1,250,280
Watsco, Inc.	17,303	846,636
		9,239,280
Diversified Financial – 2.0%
Eaton Vance Corp.	48,127	1,287,397
Jefferies Group, Inc. (a)	58,100	1,239,273
JMP Group, Inc.	67,300	517,537
Piper Jaffray Cos. (a)	26,500	1,157,255
Raymond James Financial, Inc.	61,603	1,060,188
Stifel Financial Corp. (a)	40,350	1,940,431
Student Loan Corp.	12,800	476,160
		7,678,241
Electric – 2.9%
Avista Corp.	78,105	1,391,050
Black Hills Corp.	61,200	1,406,988
Cleco Corp.	110,165	2,469,900
El Paso Electric Co. (a)	80,800	1,127,968
The Empire District Electric Co.	47,100	778,092
MGE Energy, Inc.	28,875	968,756
NorthWestern Corp.	30,350	690,766
Pike Electric Corp. (a)	79,425	957,071
Westar Energy, Inc.	56,870	1,067,450
		10,858,041
Electrical Components & Equipment – 1.6%
Advanced Energy Industries, Inc. (a)	104,500	939,455
Belden Inc.	70,200	1,172,340
C&D Technologies, Inc. (a)	81,000	162,000
GrafTech International Ltd. (a)	119,135	1,347,417
Hubbell, Inc. Class B	44,290	1,419,937
Littelfuse, Inc. (a)	50,200	1,001,992
		6,043,141
Electronics – 2.7%
Analogic Corp.	23,900	883,105
Checkpoint Systems, Inc. (a)	44,998	706,019
CTS Corp.	62,815	411,438
FLIR Systems, Inc. (a)	77,400	1,746,144
Itron, Inc. (a)	21,700	1,195,019
Methode Electronics, Inc.	41,300	289,926
Newport Corp. (a)	69,000	399,510
Technitrol, Inc.	162,570	1,051,828
Thomas & Betts Corp. (a)	24,275	700,576
Varian, Inc. (a)	20,730	817,384
Woodward Governor Co.	109,900	2,176,020
		10,376,969
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (a)	50,135	168,454
Engineering & Construction – 1.6%
Granite Construction, Inc.	22,300	742,144
Insituform Technologies, Inc. Class A (a)	105,800	1,795,426
Sterling Construction Co., Inc. (a)	41,000	625,660
URS Corp. (a)	59,650	2,953,868
		6,117,098
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	31,500	837,270
Environmental Controls – 0.8%
Republic Services, Inc.	43,720	1,067,205
Waste Connections, Inc. (a)	71,550	1,853,861
		2,921,066
Foods – 1.0%
Nash Finch Co.	42,200	1,141,932
Sanderson Farms, Inc.	23,970	1,078,650
Spartan Stores, Inc.	39,640	491,932
TreeHouse Foods, Inc. (a)	31,280	899,926
		3,612,440
Forest Products & Paper – 1.5%
Buckeye Technologies, Inc. (a)	79,790	358,257
Clearwater Paper Corp. (a)	31,300	791,577
Deltic Timber Corp.	41,200	1,461,364
Potlatch Corp.	93,330	2,266,986
Wausau Paper Corp.	129,000	866,880
		5,745,064
Gas – 1.4%
AGL Resources, Inc.	26,895	855,261
Atmos Energy Corp.	48,580	1,216,443
Southwest Gas Corp.	55,500	1,232,655
Vectren Corp.	39,300	920,799
WGL Holdings, Inc.	30,900	989,418
		5,214,576
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	18,000	466,560
Snap-on, Inc.	25,300	727,122
		1,193,682
Health Care — Products – 1.2%
AngioDynamics, Inc. (a)	50,100	664,827
ICU Medical, Inc. (a)	13,820	568,693
Invacare Corp.	27,780	490,317
PSS World Medical, Inc. (a)	39,875	738,086
West Pharmaceutical Services, Inc.	58,200	2,028,270
		4,490,193
Health Care — Services – 2.2%
Amedisys, Inc. (a)	20,700	683,514
AMERIGROUP Corp. (a)	61,655	1,655,437
Covance, Inc. (a)	23,600	1,161,120
Healthways, Inc. (a)	47,730	641,968
Magellan Health Services, Inc. (a)	17,735	582,063
MDS, Inc. (a)	68,525	365,923
Mednax, Inc. (a)	26,199	1,103,764
National Healthcare Corp.	41,800	1,585,892
Triple-S Management Corp. Class B (a)	33,200	517,588
		8,297,269
Holding Company — Diversified – 0.2%
Compass Diversified Holdings	77,600	627,784
Home Builders – 0.9%
M/I Homes, Inc. (a)	50,200	491,458
Meritage Home Corp. (a)	109,700	2,068,942
Winnebago Industries, Inc.	116,600	866,338
		3,426,738
Home Furnishing – 0.3%
Ethan Allen Interiors, Inc.	32,505	336,752

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Furniture Co., Inc.	65,400	$705,666
		1,042,418
Household Products – 0.6%
CSS Industries, Inc.	50,000	1,019,000
The Scotts Miracle-Gro Co. Class A	30,400	1,065,520
		2,084,520
Housewares – 0.2%
The Toro Co.	29,700	888,030
Insurance – 5.8%
Argo Group International Holdings Ltd. (a)	52,628	1,485,162
Aspen Insurance Holdings Ltd.	49,775	1,111,974
Delphi Financial Group, Inc. Class A	41,577	807,841
Employers Holdings, Inc.	49,300	668,015
IPC Holdings Ltd.	50,925	1,392,289
Maiden Holdings Ltd.	170,350	1,117,496
Markel Corp. (a)	4,400	1,239,480
Max Capital Group Ltd.	89,800	1,657,708
MGIC Investment Corp.	147,200	647,680
Montpelier Re Holdings Ltd.	61,830	821,721
National Interstate Corp.	68,600	1,041,348
Platinum Underwriters Holdings Ltd.	66,015	1,887,369
ProAssurance Corp. (a)	97,475	4,504,320
Protective Life Corp.	60,900	696,696
Reinsurance Group of America, Inc. Class A	33,300	1,162,503
State Auto Financial Corp.	33,400	584,500
Stewart Information Services Corp.	25,500	363,375
United Fire & Casualty Co.	31,100	533,365
Universal American Corp. (a)	46,900	408,968
		22,131,810
Internet – 2.1%
Avocent Corp. (a)	44,330	618,847
Digital River, Inc. (a)	55,075	2,000,324
EarthLink, Inc. (a)	145,365	1,077,154
j2 Global Communications, Inc. (a)	47,780	1,077,917
SonicWALL, Inc. (a)	133,985	734,238
United Online, Inc.	159,775	1,040,135
Websense, Inc. (a)	80,900	1,443,256
		7,991,871
Investment Companies – 1.5%
Apollo Investment Corp.	165,225	991,350
Ares Capital Corp.	301,250	2,428,075
Hercules Technology Growth Capital, Inc.	121,546	1,016,124
Kohlberg Capital Corp.	121,833	769,985
Prospect Capital Corp.	39,300	361,560
		5,567,094
Iron & Steel – 1.0%
Carpenter Technology Corp.	95,375	1,984,754
Cliffs Natural Resources, Inc.	36,150	884,590
Olympic Steel, Inc.	33,700	824,639
		3,693,983
Leisure Time – 0.2%
Life Time Fitness, Inc. (a)	40,800	816,408
Lodging – 0.4%
Orient-Express Hotels Ltd.	165,000	1,400,850
Machinery — Construction & Mining – 0.6%
Astec Industries, Inc. (a)	32,000	950,080
Bucyrus International, Inc. Class A	48,700	1,390,872
		2,340,952
Machinery — Diversified – 1.3%
Cascade Corp.	33,300	523,809
IDEX Corp.	85,425	2,098,892
Nordson Corp.	61,000	2,358,260
		4,980,961
Manufacturing – 3.6%
Ameron International Corp.	29,200	1,957,568
AptarGroup, Inc.	89,700	3,029,169
Barnes Group, Inc.	76,225	906,315
Ceradyne, Inc. (a)	57,860	1,021,808
EnPro Industries, Inc. (a)	36,550	658,266
Harsco Corp.	35,300	998,990
Hexcel Corp. (a)	84,200	802,426
Matthews International Corp. Class A	79,400	2,470,928
Myers Industries, Inc.	224,345	1,866,550
		13,712,020
Media – 0.0%
Saga Communications, Inc. Class A (a)	22,500	115,875
Metal Fabricate & Hardware – 1.3%
Ampco-Pittsburgh Corp.	37,560	880,782
Circor International, Inc.	44,200	1,043,562
Sims Group Ltd. Sponsored ADR (Australia)	111,200	2,292,944
Timken Co.	46,700	797,636
		5,014,924
Mining – 1.8%
Amcol International Corp.	36,100	779,038
Brush Engineered Materials, Inc. (a)	45,825	767,569
Century Aluminum Co. (a)	90,575	564,282
Franco-Nevada Corp.	46,500	1,118,304
Hecla Mining Co. (a)	226,470	606,939
International Royalty Corp.	218,000	710,680
Stillwater Mining Co. (a)	142,535	813,875
USEC, Inc. (a)	305,790	1,626,803
		6,987,490
Oil & Gas – 3.8%
Atwood Oceanics, Inc. (a)	32,800	817,048
Bronco Drilling Co., Inc. (a)	27,565	117,978
Cabot Oil & Gas Corp.	110,215	3,376,988
Forest Oil Corp. (a)	84,393	1,259,143
GeoMet, Inc. (a)	59,000	64,900
Hercules Offshore, Inc. (a)	64,192	254,842
Holly Corp.	45,000	809,100
Mariner Energy, Inc. (a)	103,959	1,221,518
Penn Virginia Corp.	129,875	2,126,054
Pioneer Drilling Co. (a)	48,640	232,986
St. Mary Land & Exploration Co.	57,875	1,207,851

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Swift Energy Co. (a)	41,300	$687,645
Whiting Petroleum Corp. (a)	59,000	2,074,440
		14,250,493
Oil & Gas Services – 1.6%
CARBO Ceramics, Inc.	29,600	1,012,320
Core Laboratories NV	12,400	1,080,660
Gulf Island Fabrication, Inc.	30,250	478,857
Helix Energy Solutions Group, Inc. (a)	133,775	1,454,134
Hornbeck Offshore Services, Inc. (a)	20,000	427,800
Superior Well Services, Inc. (a)	30,650	182,368
TETRA Technologies, Inc. (a)	147,300	1,172,508
Union Drilling, Inc. (a)	31,400	207,868
		6,016,515
Pharmaceuticals – 1.1%
Akorn, Inc. (a)	286,810	344,172
Endo Pharmaceuticals Holdings, Inc. (a)	22,950	411,264
Inspire Pharmaceuticals, Inc. (a)	69,630	387,143
Myriad Pharmaceuticals, Inc. (a)	5,975	27,784
NBTY, Inc. (a)	50,175	1,410,921
Par Pharmaceutical Cos., Inc. (a)	73,510	1,113,676
Salix Pharmaceuticals Ltd. (a)	31,250	308,438
Viropharma, Inc. (a)	47,780	283,335
		4,286,733
Pipelines – 0.2%
Oneok, Inc.	28,000	825,720
Real Estate Investment Trusts (REITS) – 5.3%
American Campus Communities, Inc.	72,095	1,599,067
Anworth Mortgage Asset Corp.	194,870	1,405,013
CBL & Associates Properties, Inc.	243,000	1,309,770
Cedar Shopping Centers, Inc.	112,500	508,500
First Potomac Realty Trust	88,900	866,775
Hatteras Financial Corp.	57,000	1,629,630
Highwoods Properties, Inc.	39,650	886,971
Home Properties, Inc.	32,365	1,103,646
Kilroy Realty Corp.	82,800	1,700,712
LaSalle Hotel Properties	95,500	1,178,470
LTC Properties, Inc.	64,020	1,309,209
MFA Financial, Inc.	150,800	1,043,536
National Retail Properties, Inc.	87,655	1,520,814
Parkway Properties, Inc.	40,500	526,500
Redwood Trust, Inc.	79,100	1,167,516
Strategic Hotels & Resorts, Inc.	47,100	52,281
Sun Communities, Inc.	85,070	1,172,265
Washington Real Estate Investment Trust	53,200	1,190,084
		20,170,759
Retail – 6.0%
99 Cents Only Stores (a)	109,400	1,485,652
Asbury Automotive Group Inc.	95,240	975,258
Brinker International, Inc.	37,401	636,939
Brown Shoe Co., Inc.	231,330	1,674,829
Build-A-Bear Workshop, Inc. (a)	130,910	585,168
Casey's General Stores, Inc.	52,800	1,356,432
Cash America International, Inc.	49,186	1,150,460
CEC Entertainment, Inc. (a)	29,175	860,079
Chico's FAS, Inc. (a)	122,775	1,194,601
Fred's, Inc. Class A	87,400	1,101,240
Haverty Furniture Cos., Inc.	109,600	1,002,840
Hot Topic, Inc. (a)	140,115	1,024,241
Insight Enterprises, Inc. (a)	76,610	740,053
MarineMax, Inc. (a)	77,000	264,880
Men's Wearhouse, Inc.	74,700	1,432,746
Phillips-Van Heusen Corp.	34,200	981,198
Regis Corp.	58,235	1,013,871
School Specialty, Inc. (a)	65,160	1,316,883
Sonic Corp. (a)	47,350	474,920
The Steak'n Shake Co. (a)	70,800	618,792
Stein Mart, Inc. (a)	153,800	1,362,668
The Wet Seal, Inc. Class A (a)	274,210	841,825
Zumiez, Inc. (a)	94,670	758,307
		22,853,882
Savings & Loans – 1.4%
Astoria Financial Corp.	86,950	746,031
Dime Community Bancshares	79,285	722,286
First Niagara Financial Group, Inc.	123,710	1,412,768
Flushing Financial Corp.	91,560	856,086
NewAlliance Bancshares, Inc.	114,170	1,312,955
Washington Federal, Inc.	30,795	400,335
		5,450,461
Semiconductors – 2.4%
ATMI, Inc. (a)	49,200	764,076
Brooks Automation, Inc. (a)	124,305	556,886
Cabot Microelectronics Corp. (a)	23,500	664,815
Exar Corp. (a)	100	719
Fairchild Semiconductor International, Inc. (a)	104,725	732,028
Formfactor, Inc. (a)	64,900	1,118,876
GSI Group, Inc. (a)	168,600	165,228
Microsemi Corp. (a)	80,400	1,109,520
Teradyne, Inc. (a)	141,900	973,434
TriQuint Semiconductor, Inc. (a)	332,375	1,764,911
Zoran Corp. (a)	112,875	1,230,338
		9,080,831
Software – 2.7%
CSG Systems International, Inc. (a)	41,220	545,753
Progress Software Corp. (a)	89,600	1,896,832
Seachange International, Inc. (a)	194,825	1,564,445
SPSS, Inc. (a)	94,750	3,161,807
SYNNEX Corp. (a)	61,800	1,544,382
VeriFone Holdings, Inc. (a)	53,260	399,983
Wind River Systems, Inc. (a)	80,450	921,957
		10,035,159
Telecommunications – 2.9%
Arris Group, Inc. (a)	227,000	2,760,320
Black Box Corp.	46,980	1,572,421
CommScope, Inc. (a)	25,255	663,196

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Finisar Corp. (a)	559,119	$318,698
Ixia (a)	152,900	1,030,546
NICE Systems Ltd. ADR (Israel) (a)	41,705	962,134
Premiere Global Services, Inc. (a)	157,300	1,705,132
SBA Communications Corp. Class A (a)	31,200	765,648
Sonus Networks, Inc. (a)	351,400	565,754
Symmetricom, Inc. (a)	95,055	548,467
		10,892,316
Textiles – 0.4%
Culp, Inc. (a)	53,600	268,000
G&K Services, Inc. Class A	58,500	1,237,275
		1,505,275
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	59,390	761,974
Transportation – 4.0%
American Commercial Lines, Inc. (a)	35,031	542,280
Arkansas Best Corp.	28,475	750,316
Eagle Bulk Shipping, Inc.	102,325	479,904
Genesee & Wyoming, Inc. Class A (a)	88,700	2,351,437
Gulfmark Offshore, Inc. (a)	16,695	460,782
Hub Group, Inc. Class A (a)	52,715	1,088,038
Kirby Corp. (a)	88,300	2,807,057
Landstar System, Inc.	119,000	4,273,290
Nordic American Tanker Shipping Ltd.	11,945	380,090
Seaspan Corp.	101,025	621,304
UTI Worldwide, Inc. (a)	112,500	1,282,500
		15,036,998
TOTAL COMMON STOCK (Cost $468,301,912)		372,319,048
PREFERRED STOCK – 0.6%
Banks – 0.2%
East West Bancorp, Inc., Series A	1,183	628,173
Insurance – 0.2%
Assured Guaranty Ltd.	18,600	930,000
Oil & Gas – 0.2%
Whiting Petroleum Corp.	7,500	739,800
TOTAL PREFERRED STOCK (Cost $2,520,130)		2,297,973
TOTAL EQUITIES (Cost $470,822,042)		374,617,021
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
First Opportunity Fund, Inc.	123,031	612,694
iShares Russell 2000 Value Index Fund	21,100	981,783
T. Rowe Price Reserve Investment Fund	307,716	307,716
		1,902,193
TOTAL MUTUAL FUNDS (Cost $3,431,051)		1,902,193
TOTAL LONG-TERM INVESTMENTS (Cost $474,253,093)		376,519,214
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$2,302,330	2,302,330
TOTAL SHORT-TERM INVESTMENTS (Cost $2,302,330)		2,302,330
TOTAL INVESTMENTS – 99.9% (Cost $476,555,423) (c)		378,821,544
Other Assets/ (Liabilities) – 0.1%		335,384
NET ASSETS – 100.0%		$379,156,928

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,302,331. Collateralized by U.S. Government Agency obligations with rates ranging from 1.268% - 5.000%, maturity dates ranging from 4/01/11 - 10/01/19, and an aggregate market value, including accrued interest, of $2,348,803.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.2%
COMMON STOCK – 98.2%
Aerospace & Defense – 0.5%
BE Aerospace, Inc. (a)	24,900	$357,564
Airlines – 0.7%
Continental Airlines, Inc. Class B (a)	13,590	120,407
TAM SA Sponsored ADR (Brazil) (a)	33,200	345,612
		466,019
Apparel – 0.9%
The Warnaco Group, Inc. (a)	19,510	632,124
Auto Manufacturers – 0.1%
Navistar International Corp. (a)	2,240	97,664
Automotive & Parts – 0.5%
The Goodyear Tire & Rubber Co. (a)	20,020	225,425
Magna International, Inc. Class A	3,270	138,125
		363,550
Banks – 1.2%
Huntington Bancshares, Inc.	90,900	379,962
Northern Trust Corp.	7,510	403,137
		783,099
Beverages – 1.8%
Coca-Cola Enterprises, Inc.	21,500	357,975
Dr. Pepper Snapple Group, Inc. (a)	18,600	394,134
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	8,100	261,144
Hansen Natural Corp. (a)	6,510	200,638
		1,213,891
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (a)	12,920	531,270
Illumina, Inc. (a)	10,060	391,736
Life Technologies Corp. (a)	4,440	185,237
Myriad Genetics, Inc. (a)	3,650	130,123
Regeneron Pharmaceuticals, Inc. (a)	8,800	157,696
		1,396,062
Building Materials – 1.8%
Lennox International, Inc.	14,200	455,962
Martin Marietta Materials, Inc.	3,850	303,688
Masco Corp.	44,300	424,394
		1,184,044
Chemicals – 1.7%
Airgas, Inc.	4,530	183,601
CF Industries Holdings, Inc.	4,090	303,232
Ecolab, Inc.	5,980	233,160
Huabao International Holdings Ltd.	445,000	430,069
		1,150,062
Coal – 0.5%
CONSOL Energy, Inc.	9,440	320,582
Commercial Services – 7.5%
Brink's Home Security Holdings, Inc. (a)	14,300	404,833
Coinstar, Inc. (a)	23,000	614,100
Corinthian Colleges, Inc. (a)	44,100	746,613
Corrections Corporation of America (a)	27,800	472,322
Global Payments, Inc.	2,920	109,383
Interactive Data Corp.	13,680	316,555
ITT Educational Services, Inc. (a)	5,700	573,762
Localiza Rent a Car SA	63,600	391,534
Paychex, Inc.	12,790	322,308
Quanta Services, Inc. (a)	7,810	180,645
Robert Half International, Inc.	14,730	347,923
VistaPrint Ltd. (a)	3,990	170,174
Western Union Co.	27,020	443,128
		5,093,280
Computers – 3.0%
Brocade Communications Systems, Inc. (a)	14,310	111,904
Logitech International SA (a)	10,722	150,108
NetApp, Inc. (a)	21,580	425,558
Palm, Inc. (a)	19,300	319,801
Riverbed Technology, Inc. (a)	19,440	450,813
Seagate Technology	51,700	540,782
		1,998,966
Cosmetics & Personal Care – 0.9%
Alberto-Culver Co.	8,100	205,983
Avon Products, Inc.	15,060	388,247
		594,230
Distribution & Wholesale – 0.9%
Fastenal Co.	5,540	183,762
Pool Corp.	27,200	450,432
		634,194
Diversified Financial – 3.1%
Ameriprise Financial, Inc.	10,580	256,777
IntercontinentalExchange, Inc. (a)	3,360	383,846
The NASDAQ OMX Group, Inc. (a)	25,206	537,140
T. Rowe Price Group, Inc.	11,680	486,706
TD Ameritrade Holding Corp. (a)	15,850	278,009
Waddell & Reed Financial, Inc. Class A	6,720	177,206
		2,119,684
Electric – 0.6%
PPL Corp.	11,560	381,018
Electrical Components & Equipment – 2.0%
AMETEK, Inc.	10,100	349,258
Energizer Holdings, Inc. (a)	10,990	574,118
SMA Solar Technology AG	5,479	405,941
		1,329,317
Energy — Alternate Sources – 1.2%
First Solar, Inc. (a)	2,000	324,240

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SunPower Corp. Class A (a)	18,800	$500,832
		825,072
Engineering & Construction – 1.2%
Aecom Technology Corp. (a)	13,700	438,400
McDermott International, Inc. (a)	11,660	236,815
URS Corp. (a)	2,260	111,915
		787,130
Entertainment – 1.2%
DreamWorks Animation SKG, Inc. Class A (a)	23,500	648,365
Penn National Gaming, Inc. (a)	6,440	187,468
		835,833
Environmental Controls – 0.2%
Stericycle, Inc. (a)	3,010	155,105
Foods – 1.1%
China Mengniu Dairy Co. Ltd. (a)	169,000	390,723
Whole Foods Market, Inc.	18,710	355,116
		745,839
Health Care — Products – 2.7%
Beckman Coulter, Inc.	2,590	147,993
Edwards Lifesciences Corp. (a)	5,900	401,377
Intuitive Surgical, Inc. (a)	2,650	433,699
St. Jude Medical, Inc. (a)	19,960	820,356
		1,803,425
Health Care — Services – 0.9%
DaVita, Inc. (a)	4,740	234,440
Laboratory Corp. of America Holdings (a)	5,930	401,995
		636,435
Home Builders – 1.6%
D.R. Horton, Inc.	22,650	212,004
MRV Engenharia e Participacoes SA	46,300	639,555
Pulte Homes, Inc.	24,720	218,277
		1,069,836
Home Furnishing – 0.7%
Tempur-Pedic International, Inc.	36,200	473,134
Household Products – 2.1%
Jarden Corp. (a)	50,600	948,750
The Scotts Miracle-Gro Co. Class A	13,700	480,185
		1,428,935
Insurance – 0.6%
Aflac, Inc.	5,700	177,213
W.R. Berkley Corp.	11,800	253,346
		430,559
Internet – 4.3%
Equinix, Inc. (a)	7,000	509,180
F5 Networks, Inc. (a)	15,580	538,912
McAfee, Inc. (a)	28,270	1,192,711
Mercadolibre, Inc. (a)	4,850	130,368
Priceline.com, Inc. (a)	2,310	257,681
VeriSign, Inc. (a)	13,810	255,209
		2,884,061
Iron & Steel – 0.8%
Steel Dynamics, Inc.	15,640	230,377
United States Steel Corp.	7,920	283,061
		513,438
Leisure Time – 0.6%
WMS Industries, Inc. (a)	12,640	398,286
Lodging – 1.5%
MGM MIRAGE (a)	50,276	321,264
Starwood Hotels & Resorts Worldwide, Inc.	17,370	385,614
Wynn Resorts Ltd. (a)	8,530	301,109
		1,007,987
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	5,350	191,102
Machinery — Diversified – 0.5%
Cummins, Inc.	10,190	358,790
Manufacturing – 3.0%
ESCO Technologies, Inc. (a)	3,810	170,688
Illinois Tool Works, Inc.	13,300	496,622
Pall Corp.	12,800	339,968
Parker Hannifin Corp.	14,770	634,519
Pentair, Inc.	15,400	394,548
		2,036,345
Media – 0.2%
Cablevision Systems Corp. Class A	6,670	129,465
Metal Fabricate & Hardware – 0.5%
Precision Castparts Corp.	4,650	339,590
Mining – 0.7%
Agnico-Eagle Mines Ltd.	3,100	162,688
Alcoa, Inc.	22,240	229,739
Teck Resources Ltd. Class B (a)	7,000	111,580
		504,007
Oil & Gas – 3.0%
EOG Resources, Inc.	3,400	230,928
Karoon Gas Australia Ltd. (a)	17,078	124,139
Nabors Industries Ltd. (a)	31,970	498,093
Petrohawk Energy Corp. (a)	15,910	354,793
Questar Corp.	5,980	185,739
Range Resources Corp.	9,740	403,333
Ultra Petroleum Corp. (a)	6,200	241,800
		2,038,825
Oil & Gas Services – 1.0%
Cameron International Corp. (a)	12,560	355,448
Smith International, Inc.	12,000	309,000
		664,448
Pharmaceuticals – 6.6%
Alkermes, Inc. (a)	18,900	204,498
Allergan, Inc.	3,510	167,006
AmerisourceBergen Corp.	10,920	193,721
Amylin Pharmaceuticals, Inc. (a)	18,100	244,350
Auxilium Pharmaceuticals, Inc. (a)	12,100	379,698
Cephalon, Inc. (a)	6,000	339,900
Daiichi Sankyo Co. Ltd.	27,500	491,594
Elan Corp. PLC Sponsored ADR (Ireland) (a)	17,600	112,112
Express Scripts, Inc. (a)	6,150	422,812
Herbalife Ltd.	19,300	608,722
Myriad Pharmaceuticals, Inc. (a)	1,200	5,580
Omnicare, Inc.	9,220	237,507
Shionogi & Co. Ltd.	16,100	310,712

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Therapeutics Corp. (a)	4,440	$369,985
Watson Pharmaceuticals, Inc. (a)	10,900	367,221
		4,455,418
Real Estate – 0.2%
CB Richard Ellis Group, Inc. Class A (a)	12,550	117,468
Real Estate Investment Trusts (REITS) – 0.3%
Digital Realty Trust, Inc.	5,200	186,420
Retail – 11.5%
Advance Auto Parts, Inc.	16,100	667,989
Aeropostale, Inc. (a)	14,600	500,342
Best Buy Co., Inc.	21,100	706,639
BJ's Wholesale Club, Inc. (a)	12,500	402,875
The Cheesecake Factory, Inc. (a)	29,700	513,810
Coach, Inc.	14,660	394,061
Darden Restaurants, Inc.	7,680	253,286
Dick's Sporting Goods, Inc. (a)	10,700	184,040
The Gap, Inc.	30,600	501,840
Guess?, Inc.	16,840	434,135
The Gymboree Corp. (a)	7,000	248,360
Hanesbrands, Inc. (a)	48,300	724,983
Kohl's Corp. (a)	25,070	1,071,742
Nordstrom, Inc.	11,950	237,686
Staples, Inc.	26,900	542,573
Urban Outfitters, Inc. (a)	19,440	405,713
		7,790,074
Semiconductors – 6.5%
ASML Holding NV	12,460	269,759
Broadcom Corp. Class A (a)	20,150	499,518
Lam Research Corp. (a)	11,690	303,940
Marvell Technology Group Ltd. (a)	56,780	660,919
Maxim Integrated Products, Inc.	29,600	464,424
MEMC Electronic Materials, Inc. (a)	25,300	450,593
Micron Technology, Inc. (a)	76,410	386,634
Netlogic Microsystems, Inc. (a)	3,080	112,297
ON Semiconductor Corp. (a)	59,100	405,426
PMC-Sierra, Inc. (a)	37,730	300,331
Teradyne, Inc. (a)	34,410	236,053
Varian Semiconductor Equipment Associates, Inc. (a)	12,340	296,037
		4,385,931
Software – 4.9%
Activision Blizzard, Inc. (a)	24,550	310,067
Adobe Systems, Inc. (a)	25,870	732,121
BMC Software, Inc. (a)	18,490	624,777
Fiserv, Inc. (a)	5,180	236,726
MSCI, Inc. Class A (a)	10,710	261,752
Red Hat, Inc. (a)	28,500	573,705
Salesforce.com, Inc. (a)	5,500	209,935
Solera Holdings, Inc. (a)	15,500	393,700
		3,342,783
Telecommunications – 5.2%
Alcatel-Lucent Sponsored ADR (France) (a)	75,600	187,488
Atheros Communications, Inc. (a)	18,320	352,477
Ciena Corp. (a)	12,310	127,409
Juniper Networks, Inc. (a)	30,200	712,720
MetroPCS Communications, Inc. (a)	19,130	254,620
Millicom International Cellular SA (a)	3,820	214,913
Motorola, Inc. (a)	66,000	437,580
NeuStar, Inc. Class A (a)	18,700	414,392
Polycom, Inc. (a)	19,200	389,184
RF Micro Devices, Inc. (a)	112,400	422,624
		3,513,407
Toys, Games & Hobbies – 0.6%
Marvel Entertainment, Inc. (a)	12,100	430,639
Transportation – 2.7%
C.H. Robinson Worldwide, Inc.	6,600	344,190
Con-way, Inc.	12,100	427,251
J.B. Hunt Transport Services, Inc.	13,600	415,208
Nordic American Tanker Shipping Ltd.	11,400	362,748
Overseas Shipholding Group, Inc.	7,800	265,512
		1,814,909
TOTAL COMMON STOCK (Cost $65,398,165)		66,410,046
TOTAL EQUITIES (Cost $65,398,165)		66,410,046
TOTAL LONG-TERM INVESTMENTS (Cost $65,398,165)		66,410,046
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$1,545,489	1,545,489
TOTAL SHORT-TERM INVESTMENTS (Cost $1,545,489)		1,545,489
TOTAL INVESTMENTS – 100.5% (Cost $66,943,654) (c)		67,955,535
Other Assets/ (Liabilities) – (0.5)%		(313,174)
NET ASSETS – 100.0%		$67,642,361

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,545,489. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 5.500%, maturity dates ranging from 5/01/18 - 11/01/19, and an aggregate market value, including accrued interest, of $1,578,476.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.2%
COMMON STOCK – 94.2%
Advertising – 0.9%
Clear Channel Outdoor Holdings, Inc. Class A (a)	331,000	$1,754,300
Lamar Advertising Co. Class A (a)	420,000	6,413,400
		8,167,700
Aerospace & Defense – 2.8%
Alliant Techsystems, Inc. (a)	69,000	5,682,840
Goodrich Corp.	99,000	4,947,030
Rockwell Collins, Inc.	373,600	15,590,328
		26,220,198
Airlines – 0.7%
Southwest Airlines Co.	1,051,000	7,073,230
Automotive & Parts – 0.3%
WABCO Holdings, Inc.	184,000	3,256,800
Banks – 1.6%
Fifth Third Bancorp	506,000	3,592,600
M&T Bank Corp.	81,000	4,125,330
Marshall & Ilsley Corp.	648,000	3,110,400
SunTrust Banks, Inc.	243,000	3,997,350
		14,825,680
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc. (a)	103,000	4,235,360
Human Genome Sciences, Inc. (a)	376,000	1,075,360
Illumina, Inc. (a)	241,000	9,384,540
Millipore Corp. (a)	125,000	8,776,250
Myriad Genetics, Inc. (a)	135,000	4,812,750
Vertex Pharmaceuticals, Inc. (a)	222,000	7,912,080
		36,196,340
Coal – 1.4%
CONSOL Energy, Inc.	247,000	8,388,120
Peabody Energy Corp.	161,000	4,855,760
		13,243,880
Commercial Services – 8.2%
Global Payments, Inc.	381,000	14,272,260
Hertz Global Holdings, Inc. (a)	749,000	5,984,510
Manpower, Inc.	168,000	7,113,120
Quanta Services, Inc. (a)	512,000	11,842,560
Robert Half International, Inc.	469,000	11,077,780
SAIC, Inc. (a)	732,000	13,578,600
Western Union Co.	895,000	14,678,000
		78,546,830
Computers – 2.0%
DST Systems, Inc. (a)	40,000	1,478,000
IHS, Inc. Class A (a)	123,000	6,134,010
MICROS Systems, Inc. (a)	256,000	6,481,920
Seagate Technology	430,000	4,497,800
		18,591,730
Distribution & Wholesale – 0.9%
Fastenal Co.	271,000	8,989,070
Diversified Financial – 4.0%
Ameriprise Financial, Inc.	127,000	3,082,290
E*TRADE Financial Corp. (a)	2,127,000	2,722,560
Eaton Vance Corp.	320,000	8,560,000
Interactive Brokers Group, Inc. (a)	277,000	4,301,810
IntercontinentalExchange, Inc. (a)	82,000	9,367,680
Raymond James Financial, Inc.	210,000	3,614,100
TD Ameritrade Holding Corp. (a)	369,000	6,472,260
		38,120,700
Electrical Components & Equipment – 2.1%
AMETEK, Inc.	465,000	16,079,700
SunPower Corp. Class B (a)	163,000	3,903,850
		19,983,550
Electronics – 3.3%
Dolby Laboratories, Inc. Class A (a)	255,000	9,506,400
FLIR Systems, Inc. (a)	329,000	7,422,240
Itron, Inc. (a)	99,000	5,451,930
Waters Corp. (a)	180,000	9,264,600
		31,645,170
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	16,000	2,593,920
Engineering & Construction – 1.5%
Foster Wheeler AG (a)	199,000	4,726,250
McDermott International, Inc. (a)	479,600	9,740,676
		14,466,926
Entertainment – 0.1%
Ascent Media Corp. Series A (a)	25,000	664,500
Foods – 1.0%
Whole Foods Market, Inc.	486,000	9,224,280
Health Care — Products – 5.2%
C.R. Bard, Inc.	122,000	9,082,900
Edwards Lifesciences Corp. (a)	162,000	11,020,860
Gen-Probe, Inc. (a)	19,900	855,302
Henry Schein, Inc. (a)	243,000	11,651,850
IDEXX Laboratories, Inc. (a)	63,000	2,910,600
Intuitive Surgical, Inc. (a)	48,000	7,855,680
QIAGEN N.V. (a)	329,000	6,116,110
		49,493,302
Health Care — Services – 0.7%
Health Net, Inc. (a)	158,000	2,456,900
Humana, Inc. (a)	138,000	4,451,880
		6,908,780
Insurance – 2.6%
Aon Corp.	203,000	7,687,610
Assurant, Inc.	166,000	3,998,940
Axis Capital Holdings Ltd.	59,000	1,544,620
Principal Financial Group, Inc.	263,000	4,954,920
W.R. Berkley Corp.	322,000	6,913,340
		25,099,430
Internet – 4.4%
Amazon.com, Inc. (a)	123,000	10,290,180
Expedia, Inc. (a)	693,000	10,471,230
McAfee, Inc. (a)	294,000	12,403,860
Priceline.com, Inc. (a)	12,000	1,338,600
VeriSign, Inc. (a)	405,000	7,484,400
		41,988,270

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 2.1%
Gaylord Entertainment Co. (a)	221,000	$2,808,910
Marriott International, Inc. Class A	613,000	13,528,901
Wynn Resorts Ltd. (a)	98,000	3,459,400
		19,797,211
Machinery — Diversified – 2.7%
IDEX Corp.	364,000	8,943,480
Roper Industries, Inc.	363,000	16,447,530
		25,391,010
Manufacturing – 1.2%
Danaher Corp.	122,000	7,532,280
Harsco Corp.	154,000	4,358,200
		11,890,480
Media – 3.0%
Cablevision Systems Corp. Class A	418,000	8,113,380
Discovery Communications, Inc., Series A (a)	240,000	5,412,000
Discovery Communications, Inc., Series C (a)	283,000	5,809,990
FactSet Research Systems, Inc.	160,000	7,979,200
Rogers Communications, Inc. Class B	40,000	1,030,000
		28,344,570
Mining – 2.1%
Agnico-Eagle Mines Ltd.	281,000	14,746,880
Franco-Nevada Corp.	227,000	5,459,247
		20,206,127
Oil & Gas – 3.0%
CNX Gas Corp. (a)	323,000	8,485,210
EOG Resources, Inc.	84,000	5,705,280
Murphy Oil Corp.	129,000	7,007,280
Ultra Petroleum Corp. (a)	180,000	7,020,000
		28,217,770
Oil & Gas Services – 3.5%
BJ Services Co.	573,000	7,809,990
Cameron International Corp. (a)	159,000	4,499,700
FMC Technologies, Inc. (a)	243,000	9,131,940
Smith International, Inc.	399,000	10,274,250
Trican Well Service Ltd.	233,000	2,008,137
		33,724,017
Pharmaceuticals – 5.3%
Allergan, Inc.	120,000	5,709,600
BioMarin Pharmaceuticals, Inc. (a)	196,000	3,059,560
Cephalon, Inc. (a)	225,000	12,746,250
DENTSPLY International, Inc.	257,000	7,843,640
Elan Corp. PLC Sponsored ADR (Ireland) (a)	554,000	3,528,980
Medarex, Inc. (a)	131,000	1,093,850
Myriad Pharmaceuticals, Inc. (a)	33,750	156,937
OSI Pharmaceuticals, Inc. (a)	59,000	1,665,570
Perrigo Co.	151,300	4,203,114
Theravance, Inc. (a)	166,000	2,430,240
Valeant Pharmaceuticals International (a)	209,000	5,375,480
Warner Chilcott Ltd. Class A (a)	237,000	3,116,550
		50,929,771
Real Estate – 0.5%
The St. Joe Co. (a)	161,000	4,264,890
Retail – 6.3%
Bed Bath & Beyond, Inc. (a)	311,000	9,563,250
Carmax, Inc. (a)	587,000	8,628,900
Chipotle Mexican Grill, Inc. Class B (a)	156,000	10,887,240
J. Crew Group, Inc. (a)	242,000	6,538,840
MSC Industrial Direct Co., Inc. Class A	139,000	4,931,720
O'Reilly Automotive, Inc. (a)	223,000	8,491,840
Panera Bread Co. Class A (a)	40,000	1,994,400
Shoppers Drug Mart Corp.	107,000	4,600,834
Tim Hortons, Inc.	174,000	4,269,960
		59,906,984
Semiconductors – 6.4%
Altera Corp.	557,000	9,067,960
Cree, Inc. (a)	158,000	4,643,620
Intersil Corp. Class A	396,000	4,977,720
Marvell Technology Group Ltd. (a)	749,000	8,718,360
MEMC Electronic Materials, Inc. (a)	263,000	4,684,030
Microchip Technology, Inc.	305,000	6,877,750
Nvidia Corp. (a)	324,000	3,657,960
PMC-Sierra, Inc. (a)	567,000	4,513,320
Varian Semiconductor Equipment Associates, Inc. (a)	218,000	5,229,820
Xilinx, Inc.	420,000	8,593,200
		60,963,740
Software – 5.7%
Autodesk, Inc. (a)	269,000	5,105,620
Cerner Corp. (a)	47,000	2,927,630
Electronic Arts, Inc. (a)	446,000	9,687,120
Fiserv, Inc. (a)	244,000	11,150,800
MSCI, Inc. Class A (a)	381,000	9,311,640
Red Hat, Inc. (a)	514,000	10,346,820
Salesforce.com, Inc. (a)	162,000	6,183,540
		54,713,170
Telecommunications – 4.4%
American Tower Corp. Class A (a)	343,000	10,814,790
Crown Castle International Corp. (a)	167,000	4,011,340
JDS Uniphase Corp. (a)	1,303,000	7,453,160
Juniper Networks, Inc. (a)	652,000	15,387,200
Leap Wireless International, Inc. (a)	142,000	4,676,060
		42,342,550
Transportation – 0.2%
UTI Worldwide, Inc. (a)	198,000	2,257,200
TOTAL COMMON STOCK (Cost $931,505,624)		898,249,776
TOTAL EQUITIES (Cost $931,505,624)		898,249,776
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (a)	7,500	161,250
TOTAL WARRANTS (Cost $37,500)		161,250

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
T. Rowe Price Government Reserve Investment Fund	9,576,566	$9,576,566
TOTAL MUTUAL FUNDS (Cost $9,576,566)		9,576,566
TOTAL LONG-TERM INVESTMENTS (Cost $941,119,690)		907,987,592
	Principal Amount
SHORT-TERM INVESTMENTS – 4.3%
Repurchase Agreement – 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$40,964,276	40,964,276
TOTAL SHORT-TERM INVESTMENTS (Cost $40,964,276)		40,964,276
TOTAL INVESTMENTS – 99.5% (Cost $982,083,966) (c)		948,951,868
Other Assets/ (Liabilities) – 0.5%		5,054,978
NET ASSETS – 100.0%		$954,006,846

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $40,964,288. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 6.000%, maturity dates ranging from 9/01/17 - 4/01/18, and an aggregate market value, including accrued interest, of $41,784,164.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.5%
COMMON STOCK – 97.5%
Aerospace & Defense – 2.6%
AeroVironment, Inc. (a)	152,800	$4,715,408
BE Aerospace, Inc. (a)	112,900	1,621,244
Cubic Corp.	17,800	637,062
Esterline Technologies Corp. (a)	14,500	392,515
Moog, Inc. Class A (a)	16,700	431,027
Teledyne Technologies, Inc. (a)	78,790	2,580,373
		10,377,629
Airlines – 0.5%
Copa Holdings SA Class A	21,350	871,507
JetBlue Airways Corp. (a)	217,490	928,682
TAM SA Sponsored ADR (Brazil) (a)	33,300	346,653
		2,146,842
Apparel – 0.3%
Carter's, Inc. (a)	29,150	717,382
The Warnaco Group, Inc. (a)	14,160	458,784
		1,176,166
Automotive & Parts – 0.6%
Tenneco, Inc. (a)	91,800	973,080
TRW Automotive Holdings Corp. (a)	113,100	1,278,030
		2,251,110
Banks – 1.2%
First Citizens BancShares, Inc. Class A	1,800	240,570
Huntington Bancshares, Inc.	176,400	737,352
International Bancshares Corp.	42,990	443,227
KeyCorp	134,200	703,208
Signature Bank (a)	56,736	1,538,680
SVB Financial Group (a)	16,900	460,018
Westamerica Bancorporation	11,600	575,476
		4,698,531
Beverages – 0.1%
Central European Distribution Corp. (a)	22,000	584,540
Biotechnology – 1.1%
Celera Corp. (a)	156,990	1,197,834
Cougar Biotechnology, Inc. (a)	24,300	1,043,928
Ligand Pharmaceuticals, Inc. Class B (a)	154,700	442,442
Myriad Genetics, Inc. (a)	11,200	399,280
Regeneron Pharmaceuticals, Inc. (a)	74,840	1,341,133
		4,424,617
Building Materials – 1.0%
Eagle Materials, Inc.	70,460	1,778,410
Lennox International, Inc.	60,800	1,952,288
Trex Co., Inc. (a)	18,700	250,019
		3,980,717
Chemicals – 0.8%
Ashland, Inc.	29,500	827,475
Cytec Industries, Inc.	70,900	1,320,158
Solutia, Inc. (a)	177,000	1,019,520
		3,167,153
Coal – 0.4%
Foundation Coal Holdings, Inc.	20,900	587,499
Massey Energy Co.	45,300	885,162
		1,472,661
Commercial Services – 10.5%
AerCap Holdings NV (a)	75,900	547,998
Alliance Data Systems Corp. (a)	13,200	543,708
American Public Education, Inc. (a)	122,800	4,864,108
Bankrate, Inc. (a)	174,600	4,406,904
Bowne & Co., Inc.	96,491	628,156
Brink's Home Security Holdings, Inc. (a)	42,170	1,193,833
Capella Education Co. (a)	88,500	5,305,575
Coinstar, Inc. (a)	30,830	823,161
Corinthian Colleges, Inc. (a)	110,470	1,870,257
Corrections Corporation of America	59,670	1,013,793
CoStar Group, Inc. (a)	118,200	4,712,634
HMS Holdings Corp. (a)	55,314	2,252,386
K12, Inc. (a)	33,680	725,804
Korn/Ferry International (a)	27,600	293,664
Localiza Rent a Car SA	69,500	427,856
PAREXEL International Corp. (a)	73,750	1,060,525
Riskmetrics Group, Inc. (a)	198,500	3,505,510
Service Corp. International	97,900	536,492
VistaPrint Ltd. (a)	144,010	6,142,027
Weight Watchers International, Inc.	23,400	603,018
Wright Express Corp. (a)	44,560	1,134,943
		42,592,352
Computers – 5.8%
Diebold, Inc.	34,200	901,512
Logitech International SA (a)	1,409	19,726
MICROS Systems, Inc. (a)	335,600	8,497,392
Palm, Inc. (a)	42,880	710,522
Riverbed Technology, Inc. (a)	420,200	9,744,438
Seagate Technology	275,330	2,879,952
SYKES Enterprises, Inc. (a)	45,860	829,607
		23,583,149
Cosmetics & Personal Care – 1.9%
Alberto-Culver Co.	295,100	7,504,393
Bawang International (a)	168,000	51,592
		7,555,985
Distribution & Wholesale – 2.8%
Beacon Roofing Supply, Inc. (a)	25,200	364,392
Ingram Micro, Inc. Class A (a)	116,429	2,037,508
LKQ Corp. (a)	465,656	7,660,041
Owens & Minor, Inc.	17,500	766,850
Pool Corp.	40,931	677,817
		11,506,608

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial – 1.8%
CIT Group, Inc.	292,100	$628,015
Financial Federal Corp.	197,624	4,061,173
GFI Group, Inc.	82,900	558,746
JMP Group, Inc.	134,100	1,031,229
The NASDAQ OMX Group, Inc. (a)	48,800	1,039,928
		7,319,091
Electric – 0.3%
ITC Holdings Corp.	17,200	780,192
Unisource Energy Corp.	15,900	421,986
		1,202,178
Electrical Components & Equipment – 0.8%
SunPower Corp. Class B (a)	87,864	2,104,343
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	72,900	987,795
		3,092,138
Electronics – 0.6%
Jabil Circuit, Inc.	229,490	1,702,816
Plexus Corp. (a)	44,620	912,925
		2,615,741
Energy — Alternate Sources – 0.3%
Covanta Holding Corp. (a)	52,500	890,400
Energy Conversion Devices, Inc. (a)	36,400	515,060
		1,405,460
Engineering & Construction – 0.8%
Chicago Bridge & Iron Co. NV	270,368	3,352,563
Entertainment – 3.3%
Bally Technologies, Inc. (a)	55,030	1,646,498
Churchill Downs, Inc.	24,500	824,670
DreamWorks Animation SKG, Inc. Class A (a)	79,500	2,193,405
Scientific Games Corp. Class A (a)	337,350	5,320,009
Vail Resorts, Inc. (a)	127,200	3,411,504
		13,396,086
Environmental Controls – 0.2%
Waste Connections, Inc. (a)	37,050	959,966
Gas – 0.3%
UGI Corp.	53,100	1,353,519
Hand & Machine Tools – 0.3%
Regal-Beloit Corp.	30,470	1,210,268
Health Care — Products – 4.1%
ABIOMED, Inc. (a)	319,400	2,817,108
AngioDynamics, Inc. (a)	60,090	797,394
Inverness Medical Innovations, Inc. (a)	46,130	1,641,306
Masimo Corp. (a)	24,760	596,964
NuVasive, Inc. (a)	116,200	5,182,520
Orthovita, Inc. (a)	181,000	932,150
Varian Medical Systems, Inc. (a)	13,830	485,986
Volcano Corp. (a)	246,056	3,439,863
Zoll Medical Corp. (a)	44,460	859,856
		16,753,147
Health Care — Services – 2.9%
Almost Family, Inc. (a)	21,520	561,887
Community Health Systems, Inc. (a)	43,600	1,100,900
Health Management Associates, Inc. Class A (a)	225,140	1,112,192
Health Net, Inc. (a)	117,220	1,822,771
Healthsouth Corp. (a)	103,990	1,501,616
Healthways, Inc. (a)	216,450	2,911,252
ICON PLC Sponsored ADR (Ireland) (a)	61,150	1,319,617
Kindred Healthcare, Inc. (a)	65,900	815,183
Psychiatric Solutions, Inc. (a)	31,280	711,307
		11,856,725
Home Builders – 0.1%
Lennar Corp.	57,000	552,330
Home Furnishing – 1.7%
DTS, Inc. (a)	136,650	3,699,116
TiVo, Inc. (a)	316,930	3,321,426
		7,020,542
Household Products – 0.7%
Jarden Corp. (a)	99,178	1,859,587
The Scotts Miracle-Gro Co. Class A	30,970	1,085,499
		2,945,086
Insurance – 1.1%
Allied World Assurance Holdings Ltd.	39,020	1,593,186
Assured Guaranty Ltd.	34,900	432,062
Lancashire Holdings Ltd. (a)	109,278	839,821
Navigators Group, Inc. (a)	19,741	877,093
ProAssurance Corp. (a)	12,800	591,488
		4,333,650
Internet – 4.8%
Constant Contact, Inc. (a)	468,200	9,289,088
DealerTrack Holdings, Inc. (a)	95,770	1,628,090
Equinix, Inc. (a)	21,930	1,595,188
S1 Corp. (a)	159,700	1,101,930
Sapient Corp. (a)	182,200	1,146,038
Vocus, Inc. (a)	227,628	4,497,930
		19,258,264
Leisure Time – 0.5%
Life Time Fitness, Inc. (a)	51,230	1,025,112
Royal Caribbean Cruises Ltd.	62,400	844,896
		1,870,008
Lodging – 1.0%
Gaylord Entertainment Co. (a)	321,100	4,081,181
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	100,900	2,881,704
Machinery — Diversified – 0.6%
Briggs & Stratton Corp.	44,310	591,095
Wabtec Corp.	59,300	1,907,681
		2,498,776
Manufacturing – 0.6%
Pall Corp.	13,870	368,387
Pentair, Inc.	36,110	925,138
Polypore International, Inc. (a)	48,500	539,320
Teleflex, Inc.	15,200	681,416
		2,514,261
Media – 1.8%
FactSet Research Systems, Inc.	147,974	7,379,463

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings – 0.2%
Knoll, Inc.	90,000	$682,200
Oil & Gas – 3.3%
Arena Resources, Inc. (a)	23,420	745,927
Bill Barrett Corp. (a)	205,750	5,649,895
Carrizo Oil & Gas, Inc. (a)	153,100	2,625,665
Comstock Resources, Inc. (a)	25,100	829,555
Frontier Oil Corp.	68,400	896,724
Karoon Gas Australia Ltd. (a)	51,932	377,491
St. Mary Land & Exploration Co.	58,260	1,215,886
Whiting Petroleum Corp. (a)	24,400	857,904
		13,199,047
Oil & Gas Services – 0.5%
Complete Production Services, Inc. (a)	196,637	1,250,611
TETRA Technologies, Inc. (a)	81,000	644,760
		1,895,371
Pharmaceuticals – 2.0%
Alkermes, Inc. (a)	66,100	715,202
Amylin Pharmaceuticals, Inc. (a)	97,820	1,320,570
Auxilium Pharmaceuticals, Inc. (a)	23,770	745,903
Cubist Pharmaceuticals, Inc. (a)	38,990	714,687
Herbalife Ltd.	45,700	1,441,378
The Medicines Co. (a)	53,020	444,838
Myriad Pharmaceuticals, Inc. (a)	3,250	15,112
Omnicare, Inc.	23,500	605,360
Onyx Pharmaceuticals, Inc. (a)	20,150	569,439
OSI Pharmaceuticals, Inc. (a)	19,860	560,648
United Therapeutics Corp. (a)	9,140	761,636
		7,894,773
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	13,700	128,232
Real Estate Investment Trusts (REITS) – 1.4%
Camden Property Trust	20,600	568,560
DiamondRock Hospitality Co. (a)	165,711	1,037,351
LaSalle Hotel Properties	64,000	789,760
MFA Financial, Inc.	117,600	813,792
Redwood Trust, Inc.	82,200	1,213,272
Regency Centers Corp.	14,300	499,213
Taubman Centers, Inc.	25,670	689,496
		5,611,444
Retail – 5.8%
Advance Auto Parts, Inc.	26,030	1,079,985
Aeropostale, Inc. (a)	20,610	706,305
AnnTaylor Stores Corp. (a)	58,000	462,840
BJ's Wholesale Club, Inc. (a)	39,470	1,272,118
Buffalo Wild Wings, Inc. (a)	20,240	658,205
The Cheesecake Factory, Inc. (a)	72,199	1,249,043
Denny's Corp. (a)	484,500	1,041,675
FGX International Holdings Ltd. (a)	19,550	222,479
Foot Locker, Inc.	45,500	476,385
The Gymboree Corp. (a)	23,750	842,650
Hanesbrands, Inc. (a)	123,200	1,849,232
Lumber Liquidators, Inc. (a)	41,920	660,659
Nu Skin Enterprises, Inc. Class A	93,600	1,432,080
O'Reilly Automotive, Inc. (a)	221,070	8,418,345
OfficeMax, Inc.	181,090	1,137,245
Penske Auto Group, Inc.	76,400	1,271,296
The Talbots, Inc. (a)	135,700	732,780
		23,513,322
Semiconductors – 1.0%
Cavium Networks, Inc. (a)	14,200	238,702
ON Semiconductor Corp. (a)	406,760	2,790,374
Semtech Corp. (a)	20,100	319,791
Verigy Ltd. (a)	55,100	670,567
		4,019,434
Software – 15.9%
Allscripts-Misys Healthcare Solutions, Inc.	502,250	7,965,685
American Reprographics Co. (a)	26,000	216,320
ArcSight, Inc. (a)	124,700	2,215,919
Athenahealth, Inc. (a)	244,900	9,063,749
Blackbaud, Inc.	435,450	6,771,248
Blackboard, Inc. (a)	263,850	7,614,711
CommVault Systems, Inc. (a)	398,900	6,613,762
Concur Technologies, Inc. (a)	150,000	4,662,000
Eclipsys Corp. (a)	45,830	814,857
EPIQ Systems, Inc. (a)	211,918	3,252,941
Informatica Corp. (a)	46,500	799,335
Omnicell, Inc. (a)	270,300	2,905,725
Omniture, Inc. (a)	371,900	4,671,064
Red Hat, Inc. (a)	117,280	2,360,846
RightNow Technologies, Inc. (a)	60,200	710,360
Rosetta Stone, Inc. (a)	70,608	1,937,484
Solera Holdings, Inc. (a)	66,500	1,689,100
		64,265,106
Telecommunications – 2.3%
Atheros Communications, Inc. (a)	51,190	984,896
CommScope, Inc. (a)	25,400	667,004
Harmonic, Inc. (a)	56,800	334,552
NeuStar, Inc. Class A (a)	42,600	944,016
NICE Systems Ltd. ADR (Israel) (a)	39,530	911,957
Plantronics, Inc.	46,200	873,642
Polycom, Inc. (a)	124,310	2,519,764
RF Micro Devices, Inc. (a)	344,660	1,295,921
Starent Networks Corp. (a)	38,800	947,108
		9,478,860
Toys, Games & Hobbies – 0.5%
Marvel Entertainment, Inc. (a)	32,040	1,140,304
RC2 Corp. (a)	61,200	809,676
		1,949,980
Transportation – 5.4%
Con-way, Inc.	70,400	2,485,824
Hub Group, Inc. Class A (a)	35,870	740,357

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
J.B. Hunt Transport Services, Inc.	332,420	$10,148,783
Kansas City Southern (a)	253,300	4,080,663
Knight Transportation, Inc.	154,500	2,556,975
Nordic American Tanker Shipping Ltd.	18,500	588,670
Old Dominion Freight Line, Inc. (a)	28,800	966,816
Overseas Shipholding Group, Inc.	15,010	510,940
		22,079,028
Water – 0.3%
Companhia de Saneamento de Minas Gerais	99,000	1,286,924
TOTAL COMMON STOCK (Cost $403,544,553)		395,373,928
TOTAL EQUITIES (Cost $403,544,553)		395,373,928
MUTUAL FUNDS – 0.6%
Diversified Financial – 0.6%
iShares Russell 2000 Growth Index Fund	12,800	725,632
iShares Russell 2000 Index Fund	29,200	1,488,032
		2,213,664
TOTAL MUTUAL FUNDS (Cost $2,239,651)		2,213,664
TOTAL LONG-TERM INVESTMENTS (Cost $405,784,204)		397,587,592
	Principal Amount
SHORT-TERM INVESTMENTS – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$10,267,087	10,267,087
TOTAL SHORT-TERM INVESTMENTS (Cost $10,267,087)		10,267,087
TOTAL INVESTMENTS – 100.6% (Cost $416,051,291) (c)		407,854,679
Other Assets/ (Liabilities) – (0.6)%		(2,370,624)
NET ASSETS – 100.0%		$405,484,055

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,267,090. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 6.500%, maturity dates ranging from 12/01/13 - 5/01/33, and an aggregate market value, including accrued interest, of $10,474,713.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Aerospace & Defense – 0.2%
TransDigm Group, Inc. (a)	2,930	$106,066
Apparel – 2.0%
Carter's, Inc. (a)	6,720	165,379
True Religion Apparel, Inc. (a)	41,650	928,795
		1,094,174
Banks – 1.2%
First Commonwealth Financial Corp.	38,610	244,787
UMB Financial Corp.	6,790	258,088
Westamerica Bancorporation	2,820	139,900
		642,775
Beverages – 0.1%
Peet's Coffee & Tea, Inc. (a)	3,310	83,412
Biotechnology – 1.6%
Acorda Therapeutics, Inc. (a)	2,970	83,724
Affymetrix, Inc. (a)	12,420	73,651
Alexion Pharmaceuticals, Inc. (a)	5,320	218,758
Bio-Rad Laboratories, Inc. Class A (a)	3,735	281,918
Enzon Pharmaceuticals, Inc. (a)	13,060	102,782
Regeneron Pharmaceuticals, Inc. (a)	5,810	104,115
		864,948
Chemicals – 2.9%
H.B. Fuller Co.	8,040	150,911
Huntsman Corp.	142,470	716,624
Terra Industries, Inc.	27,820	673,800
		1,541,335
Commercial Services – 7.9%
Administaff, Inc.	3,890	90,520
Chemed Corp.	1,840	72,643
Coinstar, Inc. (a)	13,857	369,982
Cornell Cos., Inc. (a)	6,790	110,066
Emergency Medical Services Corp. Class A (a)	2,094	77,101
Exponent, Inc. (a)	2,400	58,824
First Advantage Corp. Class A (a)	3,740	56,886
FTI Consulting, Inc. (a)	14,100	715,152
The Geo Group, Inc. (a)	43,219	803,009
ICF International, Inc. (a)	4,180	115,326
Interactive Data Corp.	4,120	95,337
Monster Worldwide, Inc. (a)	30,330	358,197
Quanta Services, Inc. (a)	4,880	112,875
Riskmetrics Group, Inc. (a)	5,770	101,898
Ritchie Bros. Auctioneers, Inc.	25,080	588,126
Sotheby's	28,775	406,015
Team, Inc. (a)	4,910	76,940
		4,208,897
Computers – 3.2%
3PAR, Inc. (a)	16,770	207,948
CACI International, Inc. Class A (a)	2,700	115,317
Compellent Technologies, Inc. (a)	58,464	891,576
LogMeIn, Inc. (a)	50	800
NCI, Inc. Class A (a)	1,390	42,284
Netezza Corp. (a)	45,813	381,164
Radiant Systems, Inc. (a)	7,980	66,234
		1,705,323
Cosmetics & Personal Care – 0.3%
Alberto-Culver Co.	5,920	150,546
Distribution & Wholesale – 0.7%
Fossil, Inc. (a)	4,920	118,474
Owens & Minor, Inc.	3,710	162,572
Pool Corp.	6,570	108,799
		389,845
Diversified Financial – 1.9%
Duff & Phelps Corp. Class A	26,787	476,273
Investment Technology Group, Inc. (a)	26,725	544,923
		1,021,196
Electrical Components & Equipment – 1.7%
Advanced Energy Industries, Inc. (a)	17,290	155,437
EnerSys (a)	6,870	124,965
GrafTech International Ltd. (a)	46,595	526,990
Littelfuse, Inc. (a)	4,120	82,235
		889,627
Electronics – 3.9%
Analogic Corp.	2,160	79,812
Celestica, Inc. (a)	15,660	106,801
Cogent, Inc. (a)	8,600	92,278
Coherent, Inc. (a)	30,985	640,770
FEI Co. (a)	5,570	127,553
Gentex Corp.	9,210	106,836
II-VI, Inc. (a)	2,430	53,873
Oyo Geospace Corp. (a)	22,059	566,034
PerkinElmer, Inc.	7,670	133,458
Varian, Inc. (a)	2,100	82,803
Vishay Intertechnology, Inc. (a)	12,330	83,721
		2,073,939
Engineering & Construction – 0.2%
Michael Baker Corp. (a)	1,450	61,422
Orion Marine Group, Inc. (a)	2,520	47,880
		109,302
Entertainment – 5.6%
Bally Technologies, Inc. (a)	37,990	1,136,661
Lions Gate Entertainment Corp. (a)	9,650	54,040
Macrovision Solutions Corp. (a)	35,965	784,396
Penn National Gaming, Inc. (a)	8,935	260,098
Shuffle Master, Inc. (a)	110,200	728,422
		2,963,617
Environmental Controls – 1.2%
Clean Harbors, Inc. (a)	1,360	73,426
Waste Connections, Inc. (a)	21,425	555,122
		628,548
Foods – 0.3%
Hain Celestial Group, Inc. (a)	6,650	103,806

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Smart Balance, Inc. (a)	5,800	$39,498
		143,304
Hand & Machine Tools – 0.9%
Kennametal Inc.	3,980	76,337
Regal-Beloit Corp.	10,235	406,534
		482,871
Health Care — Products – 8.6%
American Medical Systems Holdings, Inc. (a)	77,945	1,231,531
AngioDynamics, Inc. (a)	8,410	111,601
Bruker Corp. (a)	7,033	65,125
Cutera, Inc. (a)	45,650	393,503
Cyberonics, Inc. (a)	4,490	74,669
ev3, Inc. (a)	6,980	74,826
Haemonetics Corp. (a)	2,020	115,140
Natus Medical, Inc. (a)	10,070	116,208
NuVasive, Inc. (a)	3,280	146,288
PSS World Medical, Inc. (a)	6,880	127,349
ResMed, Inc. (a)	2,920	118,931
SonoSite, Inc. (a)	4,220	84,653
Thoratec Corp. (a)	53,525	1,433,399
Vital Images, Inc. (a)	19,975	226,716
Volcano Corp. (a)	6,494	90,786
West Pharmaceutical Services, Inc.	2,960	103,156
Zoll Medical Corp. (a)	3,740	72,332
		4,586,213
Health Care — Services – 6.0%
Amedisys, Inc. (a)	12,115	400,037
Centene Corp. (a)	34,110	681,518
Emeritus Corp. (a)	800	10,568
Genoptix, Inc. (a)	15,870	507,681
ICON PLC Sponsored ADR (Ireland) (a)	33,982	733,332
Lincare Holdings, Inc. (a)	25,535	600,583
Mednax, Inc. (a)	2,800	117,964
Thermo Fisher Scientific, Inc. (a)	2,900	118,233
		3,169,916
Home Furnishing – 3.2%
DTS, Inc. (a)	31,454	851,460
Universal Electronics Inc. (a)	41,605	839,173
		1,690,633
Household Products – 0.1%
Central Garden and Pet Co. (a)	7,600	83,524
Insurance – 1.1%
Arch Capital Group Ltd. (a)	2,390	140,006
RLI Corp.	2,920	130,816
Tower Group, Inc.	6,680	165,531
Validus Holdings Ltd.	7,040	154,739
		591,092
Internet – 3.1%
AsiaInfo Holdings, Inc. (a)	2,340	40,271
CyberSources Corp. (a)	12,460	190,638
F5 Networks, Inc. (a)	1,270	43,929
j2 Global Communications, Inc. (a)	4,470	100,843
Limelight Networks Inc. (a)	16,910	74,404
Netflix, Inc. (a)	10,175	420,635
TIBCO Software, Inc. (a)	98,875	708,934
Valueclick, Inc. (a)	6,660	70,063
		1,649,717
Leisure Time – 0.6%
WMS Industries, Inc. (a)	9,745	307,065
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	4,230	125,589
Machinery — Diversified – 0.6%
Applied Industrial Technologies, Inc.	4,300	84,710
Columbus McKinnon Corp. (a)	5,700	72,105
Intermec Inc. (a)	13,160	169,764
		326,579
Manufacturing – 0.9%
A.O. Smith Corp.	3,230	105,201
Hexcel Corp. (a)	37,540	357,756
		462,957
Metal Fabricate & Hardware – 1.3%
Northwest Pipe Co. (a)	20,551	714,353
Mining – 0.1%
Aurizon Mines Ltd. (a)	14,920	52,966
Horsehead Holding Corp. (a)	1,490	11,101
		64,067
Oil & Gas – 1.2%
Arena Resources, Inc. (a)	8,840	281,554
Concho Resources, Inc. (a)	4,880	140,007
Penn Virginia Corp.	7,660	125,394
Plains Exploration & Production Co. (a)	2,750	75,240
		622,195
Oil & Gas Services – 1.8%
Dril-Quip, Inc. (a)	2,440	92,964
Lufkin Industries, Inc.	18,454	775,990
Oil States International, Inc. (a)	3,480	84,251
		953,205
Pharmaceuticals – 5.1%
Allos Therapeutics, Inc. (a)	3,810	31,585
Alnylam Pharmaceuticals, Inc. (a)	4,292	95,583
BioMarin Pharmaceuticals, Inc. (a)	35,615	555,950
Cubist Pharmaceuticals, Inc. (a)	19,165	351,294
Emergent Biosolutions, Inc. (a)	6,210	88,989
HealthExtras, Inc. (a)	6,810	169,841
Herbalife Ltd.	12,990	409,705
Inspire Pharmaceuticals, Inc. (a)	4,340	24,130
Medarex, Inc. (a)	11,310	94,439
Onyx Pharmaceuticals, Inc. (a)	15,095	426,585
Perrigo Co.	12,065	335,166
PharMerica Corp. (a)	3,550	69,687
United Therapeutics Corp. (a)	640	53,331
		2,706,285
Real Estate Investment Trusts (REITS) – 0.6%
Redwood Trust, Inc.	21,013	310,152
Retail – 6.9%
Aeropostale, Inc. (a)	2,470	84,647

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BJ's Restaurants, Inc. (a)	47,325	$798,373
Casey's General Stores, Inc.	5,710	146,690
Cash America International, Inc.	37,930	887,183
The Cato Corp. Class A	6,690	116,674
The Cheesecake Factory, Inc. (a)	4,210	72,833
Chipotle Mexican Grill, Inc. Class B (a)	1,082	75,513
Citi Trends, Inc. (a)	4,780	123,706
Genesco, Inc. (a)	42,743	802,286
Lumber Liquidators, Inc. (a)	7,630	120,249
MSC Industrial Direct Co., Inc. Class A	4,240	150,435
Nu Skin Enterprises, Inc. Class A	8,190	125,307
Papa John's International, Inc. (a)	2,250	55,777
Texas Roadhouse, Inc. Class A (a)	8,110	88,480
		3,648,153
Semiconductors – 5.5%
ATMI, Inc. (a)	7,280	113,058
Formfactor, Inc. (a)	7,940	136,886
International Rectifier Corp. (a)	8,260	122,331
Mellanox Technologies Ltd. (a)	7,030	84,571
Novellus Systems, Inc. (a)	5,930	99,031
ON Semiconductor Corp. (a)	116,300	797,818
PMC-Sierra, Inc. (a)	5,980	47,601
Teradyne, Inc. (a)	66,025	452,932
Ultratech, Inc. (a)	9,290	114,360
Varian Semiconductor Equipment Associates, Inc. (a)	31,755	761,802
Verigy Ltd. (a)	9,260	112,694
Volterra Semiconductor Corp. (a)	5,360	70,430
		2,913,514
Software – 10.6%
Allscripts-Misys Healthcare Solutions, Inc.	8,820	139,885
ANSYS, Inc. (a)	23,990	747,528
Eclipsys Corp. (a)	54,064	961,258
Informatica Corp. (a)	36,190	622,106
JDA Software Group, Inc. (a)	7,060	105,618
ManTech International Corp. Class A (a)	1,790	77,042
MedAssets, Inc. (a)	21,437	416,950
Metavante Technologies, Inc. (a)	12,051	311,639
Novell, Inc. (a)	80,830	366,160
Omniture, Inc. (a)	28,735	360,911
Phase Forward, Inc. (a)	6,050	91,415
Quality Systems, Inc.	13,871	790,092
Quest Software, Inc. (a)	14,820	206,591
SkillSoft PLC Sponsored ADR (Ireland) (a)	21,190	165,282
Sybase, Inc. (a)	4,290	134,449
Take-Two Interactive Software, Inc.	13,670	129,455
		5,626,381
Telecommunications – 2.9%
ADTRAN, Inc.	3,570	76,648
Atheros Communications, Inc. (a)	8,150	156,806
CommScope, Inc. (a)	4,880	128,149
EMS Technologies, Inc. (a)	39,290	821,161
Harris Stratex Networks, Inc. Class A (a)	12,520	81,129
Netgear, Inc. (a)	7,420	106,922
Polycom, Inc. (a)	8,240	167,025
		1,537,840
Transportation – 1.9%
Landstar System, Inc.	21,960	788,584
Old Dominion Freight Line, Inc. (a)	6,160	206,791
		995,375
TOTAL COMMON STOCK (Cost $51,676,683)		52,184,530
TOTAL EQUITIES (Cost $51,676,683)		52,184,530
TOTAL LONG-TERM INVESTMENTS (Cost $51,676,683)		52,184,530
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$567,260	567,260
TOTAL SHORT-TERM INVESTMENTS (Cost $567,260)		567,260
TOTAL INVESTMENTS – 99.2% (Cost $52,243,943) (c)		52,751,790
Other Assets/ (Liabilities) – 0.8%		409,561
NET ASSETS – 100.0%		$53,161,351

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $567,260. Collateralized by U.S. Government Agency obligations with a rate of 4.210%, maturity date of 5/01/33, and an aggregate market value, including accrued interest, of $579,930.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Advertising – 0.4%
APAC Customer Services, Inc. (a)	24,700	$126,711
Apparel – 0.5%
Steven Madden Ltd. (a)	6,466	164,560
Beverages – 2.6%
Diedrich Coffee, Inc. (a)	3,200	76,096
Green Mountain Coffee Roasters, Inc. (a)	14,100	833,592
		909,688
Biotechnology – 3.9%
Bio-Rad Laboratories, Inc. Class A (a)	3,373	254,594
Illumina, Inc. (a)	21,380	832,537
Myriad Genetics, Inc. (a)	7,000	249,550
		1,336,681
Coal – 0.9%
James River Coal Co. (a)	20,000	302,600
Commercial Services – 8.6%
Aaron's, Inc.	6,500	193,830
Alliance Data Systems Corp. (a)	9,182	378,207
American Public Education, Inc. (a)	6,347	251,405
Corinthian Colleges, Inc. (a)	18,892	319,841
HMS Holdings Corp. (a)	7,800	317,616
K12, Inc. (a)	12,231	263,578
Kendle International, Inc. (a)	19,286	236,061
Kenexa Corp. (a)	13,815	159,839
PAREXEL International Corp. (a)	33,245	478,063
VistaPrint Ltd. (a)	9,300	396,645
		2,995,085
Computers – 9.5%
Brocade Communications Systems, Inc. (a)	76,100	595,102
iGate Corp.	27,107	179,448
IHS, Inc. Class A (a)	10,227	510,021
MICROS Systems, Inc. (a)	9,997	253,124
Palm, Inc. (a)	4,400	72,908
Riverbed Technology, Inc. (a)	16,800	389,592
STEC, Inc. (a)	33,900	786,141
Synaptics, Inc. (a)	13,400	517,910
		3,304,246
Distribution & Wholesale – 0.5%
WESCO International, Inc. (a)	7,091	177,559
Diversified Financial – 3.1%
Ocwen Financial Corp. (a)	28,700	372,239
Piper Jaffray Cos. (a)	6,339	276,824
Portfolio Recovery Associates, Inc. (a)	10,679	413,598
		1,062,661
Electrical Components & Equipment – 3.7%
A-Power Energy Generation Systems Ltd. (a)	22,243	177,499
American Superconductor Corp. (a)	9,719	255,124
Greatbatch, Inc. (a)	11,703	264,605
Powell Industries, Inc. (a)	4,734	175,489
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	29,700	402,435
		1,275,152
Electronics – 0.7%
Varian, Inc. (a)	5,857	230,941
Energy — Alternate Sources – 1.0%
FuelCell Energy, Inc. (a)	60,887	254,508
Headwaters, Inc. (a)	31,931	107,288
		361,796
Engineering & Construction – 3.1%
Layne Christensen Co. (a)	10,098	206,504
Orion Marine Group, Inc. (a)	14,400	273,600
URS Corp. (a)	12,167	602,510
		1,082,614
Entertainment – 2.1%
Cinemark Holdings, Inc.	19,337	218,895
Macrovision Solutions Corp. (a)	23,000	501,630
		720,525
Environmental Controls – 0.3%
Darling International, Inc. (a)	17,587	116,074
Foods – 2.7%
American Dairy, Inc. (a)	14,200	563,172
Corn Products International, Inc.	13,384	358,557
		921,729
Health Care — Products – 6.5%
Bruker Corp. (a)	35,584	329,508
Cyberonics, Inc. (a)	16,165	268,824
ICU Medical, Inc. (a)	5,900	242,785
NuVasive, Inc. (a)	7,953	354,704
Thoratec Corp. (a)	17,684	473,577
Volcano Corp. (a)	18,654	260,783
Wright Medical Group, Inc. (a)	18,794	305,590
		2,235,771
Health Care — Services – 0.4%
Bio-Reference Labs, Inc. (a)	4,572	144,521
Home Builders – 0.3%
China Housing & Land Development, Inc. (a)	18,500	106,560
Household Products – 0.8%
Helen of Troy Ltd. (a)	15,583	261,639
Insurance – 0.6%
Delphi Financial Group, Inc. Class A	10,869	211,185
Internet – 11.1%
Art Technology Group, Inc. (a)	57,619	218,952
AsiaInfo Holdings, Inc. (a)	47,633	819,764
CyberSources Corp. (a)	26,812	410,223
GSI Commerce, Inc. (a)	14,919	212,596

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netease.com Inc. Sponsored ADR (Cayman Islands) (a)	14,000	$492,520
Netflix, Inc. (a)	3,800	157,092
NIC, Inc.	57,891	391,922
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	12,300	351,780
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	9,300	486,297
Sourcefire, Inc. (a)	23,400	289,926
		3,831,072
Leisure Time – 0.7%
WMS Industries, Inc. (a)	8,000	252,080
Lodging – 0.7%
Ameristar Casinos, Inc.	12,100	230,263
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	8,901	254,213
Machinery — Diversified – 1.2%
Wabtec Corp.	12,436	400,066
Manufacturing – 0.9%
American Railcar Industries, Inc.	7,899	65,246
Ameron International Corp.	3,459	231,891
		297,137
Media – 2.2%
Central European Media Enterprises Ltd. (a)	9,914	195,207
DG FastChannel, Inc. (a)	10,319	188,838
Dolan Media Co. (a)	29,784	380,937
		764,982
Metal Fabricate & Hardware – 2.0%
Circor International, Inc.	7,964	188,030
Kaydon Corp.	15,787	514,025
		702,055
Mining – 1.0%
Silver Wheaton Corp. (a)	41,900	345,256
Office Furnishings – 0.6%
Herman Miller, Inc.	14,656	224,823
Oil & Gas – 0.3%
GMX Resources, Inc. (a)	10,550	112,252
Pharmaceuticals – 4.3%
Emergent Biosolutions, Inc. (a)	14,165	202,984
Mylan, Inc. (a)	39,139	510,764
Myriad Pharmaceuticals, Inc. (a)	1,750	8,138
Neogen Corp. (a)	13,600	394,128
Perrigo Co.	13,708	380,808
		1,496,822
Real Estate – 1.2%
E-House China Holdings Ltd. Sponsored ADS (Cayman Islands) (a)	26,000	401,440
Retail – 4.8%
99 Cents Only Stores (a)	15,884	215,705
Aeropostale, Inc. (a)	12,200	418,094
The Buckle, Inc.	7,800	247,806
Fuqi International, Inc. (a)	18,600	385,206
Kirkland's, Inc. (a)	9,000	108,090
The Pep Boys-Manny, Moe & Jack	7,835	79,447
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,689	218,941
		1,673,289
Semiconductors – 0.4%
Advanced Analogic Technologies, Inc. (a)	32,653	149,877
Software – 8.5%
Blackboard, Inc. (a)	17,404	502,279
Concur Technologies, Inc. (a)	9,710	301,787
EPIQ Systems, Inc. (a)	15,119	232,077
Informatica Corp. (a)	27,491	472,570
Longtop Financial Technologies Ltd. Sponsored ADR (Cayman Islands) (a)	7,000	171,920
Pegasystems, Inc.	14,600	385,148
SkillSoft PLC Sponsored ADR (Ireland) (a)	69,745	544,011
The Ultimate Software Group, Inc. (a)	13,621	330,173
		2,939,965
Telecommunications – 5.6%
Acme Packet, Inc. (a)	22,681	229,532
Neutral Tandem, Inc. (a)	31,082	917,541
NICE Systems Ltd. ADR (Israel) (a)	18,234	420,658
Starent Networks Corp. (a)	15,400	375,914
		1,943,645
TOTAL COMMON STOCK (Cost $36,683,467)		34,067,535
TOTAL EQUITIES (Cost $36,683,467)		34,067,535
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	842	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $36,683,467)		34,067,535
	Principal Amount
SHORT-TERM INVESTMENTS – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$863,977	863,977
TOTAL SHORT-TERM INVESTMENTS (Cost $863,977)		863,977
TOTAL INVESTMENTS – 100.9% (Cost $37,547,444) (d)		34,931,512
Other Assets/ (Liabilities) – (0.9)%		(317,081)
NET ASSETS – 100.0%		$34,614,431

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $863,977. Collateralized by U.S. Government Agency obligations with rates ranging from 1.268% - 5.500%, maturity dates ranging from 4/01/11 - 2/01/17, and an aggregate market value, including accrued interest, of $885,134.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.3%
COMMON STOCK – 96.0%
Aerospace & Defense – 0.5%
Rolls-Royce Group PLC (a)	129,800	$773,801
Airlines – 0.6%
Deutsche Lufthansa AG	44,700	561,556
Qantas Airways Ltd.	275,746	444,603
		1,006,159
Apparel – 0.1%
Yue Yuen Industrial Holdings Ltd.	92,500	207,249
Auto Manufacturers – 2.6%
Nissan Motor Co. Ltd.	379,000	2,285,861
Renault SA (a)	48,200	1,778,321
		4,064,182
Banks – 19.8%
ABSA Group Ltd.	30,600	435,405
Australia & New Zealand Banking Group Ltd.	130,400	1,722,988
Banco do Brasil SA	168,200	1,812,504
Barclays PLC	377,800	1,759,369
BNP Paribas	41,600	2,697,949
Canadian Imperial Bank Of Commerce	14,204	712,399
Credit Agricole SA	146,927	1,839,139
Deutsche Bank AG	39,500	2,402,233
HSBC Holdings PLC	62,708	520,483
Intesa Sanpaolo (a)	300,700	974,330
Itau Unibanco Holding SA Sponsored ADR (Brazil)	64,976	1,028,570
KB Financial Group, Inc. (a)	79,900	2,660,990
Lloyds Banking Group PLC	1,186,715	1,365,480
National Australia Bank Ltd.	67,100	1,207,475
National Bank of Canada	24,600	1,137,322
Nordea Bank AB	155	1,227
Societe Generale	44,100	2,404,614
Standard Bank Group Ltd.	199,778	2,292,329
Sumitomo Mitsui Financial Group, Inc.	39,800	1,607,862
Toronto-Dominion Bank	14,300	739,108
Turkiye Garanti Bankasi AS (a)	472,000	1,270,053
UniCredit Italiano SpA (a)	323,000	827,014
		31,418,843
Chemicals – 1.9%
BASF SE	49,800	1,985,139
Mitsubishi Chemical Holding Corp.	173,500	731,211
Tosoh Corp.	93,000	262,147
		2,978,497
Commercial Services – 0.7%
Adecco SA	9,700	404,965
Macquarie Infrastructure Group	176,961	203,133
Randstad Holding NV (a)	17,900	496,567
		1,104,665
Computers – 1.7%
Compal Electronics, Inc.	630,135	509,342
Fujitsu	311,000	1,683,567
Lenovo Group Ltd.	1,172,000	448,167
		2,641,076
Distribution & Wholesale – 1.3%
Mitsubishi Corp.	50,700	930,198
Wolseley PLC (a)	56,600	1,081,855
		2,012,053
Diversified Financial – 2.8%
Credit Suisse Group	47,200	2,154,070
Hana Financial Group, Inc.	58,000	1,237,273
Macquarie Group Ltd.	35,100	1,101,928
		4,493,271
Electric – 4.4%
CEZ AS	63,200	2,863,505
E.ON AG	57,600	2,043,236
Electricite de France	8,000	389,875
RWE AG	16,000	1,262,346
The Tokyo Electric Power Co., Inc.	18,400	472,488
		7,031,450
Electrical Components & Equipment – 1.8%
Sharp Corp.	125,000	1,288,419
Toshiba Corp.	445,000	1,600,290
		2,888,709
Electronics – 1.5%
AU Optronics Corp.	1,593,000	1,545,219
Koninklijke Philips Electronics NV	46,340	856,368
		2,401,587
Entertainment – 0.7%
Tabcorp Holdings Ltd.	180,200	1,036,471
Foods – 3.6%
Associated British Foods PLC	123,800	1,554,661
Casino Guichard-Perrachon SA	5,600	378,027
Delhaize Group	17,000	1,196,197
Koninlijke Ahold NV	141,480	1,624,757
Metro AG	14,000	668,832
Suedzucker AG	17,500	355,721
		5,778,195
Forest Products & Paper – 0.9%
Svenska Cellulosa AB Class B	133,700	1,403,854
Gas – 1.1%
Centrica PLC	456,500	1,677,196
Health Care — Services – 0.4%
Fresenius Medical Care AG & Co. KGaA	14,600	651,181
Holding Company — Diversified – 0.8%
Bidvest Group Ltd.	30,502	381,139
Drax Group PLC	69,000	499,334
TUI Travel PLC	114,000	435,792
		1,316,265
Home Furnishing – 1.1%
Electrolux AB Class B (a)	61,500	860,159
Sony Corp.	32,700	843,888
		1,704,047
Insurance – 5.6%
Allianz SE	24,834	2,295,051
Aviva PLC	264,432	1,494,017
Fairfax Financial Holdings Ltd.	3,000	753,484
ING Groep NV	175,800	1,768,373
Muenchener Rueckversicherungs AG	14,900	2,013,924

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Life Financial, Inc.	22,035	$595,131
		8,919,980
Iron & Steel – 1.1%
ArcelorMittal	45,100	1,480,263
Magnitogorsk Iron & Steel Works Registered Sponsored GDR (Russia)	37,200	218,879
		1,699,142
Leisure Time – 0.3%
Thomas Cook Group PLC	154,600	524,205
Machinery — Diversified – 0.6%
Volvo AB	157,300	972,578
Media – 0.7%
Lagardere S.C.A	32,900	1,094,389
Mining – 1.9%
BHP Billiton Ltd.	29,400	805,378
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	231,814	2,132,689
		2,938,067
Oil & Gas – 15.1%
BP PLC	376,800	2,981,132
China Petrolium and Chemical Corp. Class H	1,494,000	1,136,538
ENI SpA	94,900	2,249,934
LUKOIL OAO Sponsored ADR (Russia)	59,550	2,642,234
Nexen, Inc.	46,635	1,013,647
Nippon Mining Holdings, Inc.	244,000	1,258,063
Petro-Canada	51,200	1,978,242
Petroleo Brasileiro SA Sponsored ADR (Brazil)	20,300	677,208
PTT Public Co. Ltd.	120,800	829,680
Royal Dutch Shell PLC Class A	154,000	3,843,161
StatoilHydro ASA	95,900	1,891,739
Talisman Energy, Inc.	48,900	702,838
Total SA	49,800	2,695,642
		23,900,058
Pharmaceuticals – 5.8%
AstraZeneca PLC	32,100	1,413,342
Bayer AG	30,100	1,615,272
GlaxoSmithKline PLC	136,100	2,396,223
Novartis AG	33,140	1,346,056
Sanofi-Aventis	41,300	2,427,431
		9,198,324
Real Estate – 0.5%
Mitsui Fudosan Co., Ltd.	43,000	744,234
Semiconductors – 1.7%
Samsung Electronics Co. Ltd.	5,880	2,723,163
United Microelectronics Corp.	915	305
		2,723,468
Telecommunications – 13.2%
Bce, Inc.	30,600	631,688
Bezeq Israeli Telecommunication Corp. Ltd.	532,800	980,219
BT Group PLC	284,630	476,412
China Telecom Corp. Ltd. Class H	2,030,000	1,003,710
Deutsche Telekom AG	134,700	1,590,993
France Telecom SA	68,000	1,544,039
KDDI Corp.	107	566,729
Nippon Telegraph & Telephone Corp.	42,400	1,723,468
Nokia Oyj	134,200	1,957,284
Partner Communications Co. Ltd.	13,380	227,870
Telecom Italia SpA	884,500	1,224,294
Telecom Italia SpA- RSP	656,100	644,728
Telefonaktiebolaget LM Ericsson Class B	193,000	1,883,595
Telefonica SA	115,000	2,606,044
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	41,600	674,336
Vodafone Group PLC	1,680,400	3,247,575
		20,982,984
Toys, Games & Hobbies – 0.3%
Namco Bandai Holdings, Inc.	50,500	553,371
Transportation – 0.9%
Deutsche Post AG	110,870	1,448,222
TOTAL COMMON STOCK (Cost $202,261,743)		152,287,773
PREFERRED STOCK – 1.3%
Iron & Steel – 0.3%
Usinas Siderurgicas de Minas Gerais SA Class A	21,600	457,276
Semiconductors – 1.0%
Samsung Electronics Co. Ltd.	5,400	1,646,105
TOTAL PREFERRED STOCK (Cost $3,000,688)		2,103,381
TOTAL EQUITIES (Cost $205,262,431)		154,391,154
RIGHTS – 0.0%
Diversified Financial – 0.0%
Fortis (a) (b)	80,066	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $205,262,431)		154,391,154
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$1,710,877	1,710,877
TOTAL SHORT-TERM INVESTMENTS (Cost $1,710,877)		1,710,877
TOTAL INVESTMENTS – 98.4% (Cost $206,973,308) (d)		156,102,031
Other Assets/ (Liabilities) – 1.6%		2,579,758
NET ASSETS – 100.0%		$158,681,789

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,710,877. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 5/01/18, and an aggregate market value, including accrued interest, of $1,745,624.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 96.8%
Advertising – 0.8%
Publicis Groupe	121,800	$3,716,567
Aerospace & Defense – 0.2%
Rolls-Royce Group PLC (a)	134,800	803,608
Airlines – 0.1%
Qantas Airways Ltd.	163,500	263,621
Apparel – 0.5%
Burberry Group PLC	290,640	2,028,370
Yue Yuen Industrial Holdings Ltd.	88,500	198,287
		2,226,657
Auto Manufacturers – 2.5%
Bayerische Motoren Werke AG	75,800	2,861,011
Daimler AG	110,000	3,977,603
Honda Motor Co. Ltd.	32,000	875,333
Nissan Motor Co. Ltd.	136,900	825,685
Renault SA (a)	22,600	833,819
Toyota Motor Corp.	65,800	2,485,072
		11,858,523
Banks – 8.4%
ABSA Group Ltd.	30,000	426,868
Akbank TAS	161,800	719,200
Australia & New Zealand Banking Group Ltd.	97,300	1,285,635
Banca Popolare di Milano Scarl	71,500	427,636
Banco do Brasil SA	102,300	1,102,373
Bank of Ireland (a)	1,030,900	2,438,481
Barclays PLC	164,500	766,057
BNP Paribas	58,241	3,777,193
China Construction Bank Corp. Class H	376,000	290,207
Commonwealth Bank of Australia	31,900	996,925
Credit Agricole SA	64,344	805,418
Deutsche Bank AG	21,800	1,325,789
Erste Group Bank AG	46,271	1,256,416
The Governor & Co. of the Bank of Ireland (a)	101,400	241,054
HSBC Holdings PLC	393,756	3,268,215
Intesa Sanpaolo (a)	802,074	2,598,886
Itau Unibanco Holding SA Sponsored ADR (Brazil)	20,700	327,681
Julius Baer Holding AG	84,157	3,280,372
KB Financial Group, Inc. (a)	35,200	1,172,301
Komercni Banka AS	11,325	1,567,656
Lloyds Banking Group PLC (a)	478,892	551,031
National Australia Bank Ltd.	51,700	930,349
National Bank of Canada	7,900	365,237
Nordea Bank AB	63,300	501,131
Societe Generale	23,300	1,270,465
Standard Bank Group Ltd.	105,100	1,205,958
Standard Chartered PLC	200,261	3,771,145
State Bank of India Ltd. Sponsored GDR (India)	3,600	255,600
Sumitomo Mitsui Financial Group, Inc.	24,400	985,725
Turkiye Garanti Bankasi AS (a)	420,800	1,132,285
Turkiye Vakiflar Bankasi TAO (a)	175,300	265,141
UniCredit Italiano SpA (a)	264,300	676,717
		39,985,147
Beverages – 4.7%
Diageo PLC	589,947	8,470,638
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	62,000	1,998,880
Grupo Modelo SAB de CV Class C (a)	241,200	861,422
Heineken NV	204,150	7,580,406
Pernod-Ricard SA	57,826	3,648,473
		22,559,819
Building Materials – 0.4%
Geberit AG Registered	14,600	1,798,898
Chemicals – 5.3%
Air Liquide	45,644	4,177,117
Akzo Nobel N.V.	56,300	2,475,984
BASF SE	30,700	1,223,770
Givaudan SA Registered	12,654	7,749,429
Linde AG	92,750	7,620,804
Mitsubishi Chemical Holding Corp.	59,000	248,654
Shin-Etsu Chemical Co. Ltd.	42,100	1,942,482
		25,438,240
Coal – 0.1%
Yanzhou Coal Mining Co. Ltd. Class H	302,000	415,542
Commercial Services – 2.3%
Adecco SA	96,300	4,020,430
Experian Group Ltd.	251,300	1,882,965
G4S PLC	763,500	2,625,098
Macquarie Infrastructure Group	103,100	118,348
Meitec Corp.	67,900	1,165,906
Randstad Holding NV (a)	33,300	923,780
		10,736,527
Computers – 0.3%
Compal Electronics, Inc.	273,000	220,668
Fujitsu	186,000	1,006,892
Lenovo Group Ltd.	266,000	101,717
		1,329,277
Cosmetics & Personal Care – 1.0%
Beiersdorf AG	27,200	1,281,436
Kao Corp.	165,000	3,592,352
		4,873,788
Distribution & Wholesale – 0.8%
Hitachi High-Technologies Corp.	5,900	99,964
Li & Fung Ltd.	866,800	2,317,038
Mitsubishi Corp.	36,600	671,503
Mitsui & Co. Ltd.	25,400	298,930
Wolseley PLC (a)	20,200	386,104
		3,773,539
Diversified Financial – 4.7%
Aeon Credit Service Co. Ltd.	139,700	1,816,988
Credit Suisse Group	97,300	4,440,487
Daiwa Securities Group, Inc.	610,520	3,604,891
Deutsche Boerse AG	29,970	2,327,970
Grupo Financiero Banorte SAB de CV (a)	276,000	668,453

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hana Financial Group, Inc.	24,200	$516,242
Macquarie Group Ltd.	23,500	737,758
Schroders PLC	222,700	3,014,030
UBS AG (a)	439,458	5,375,169
		22,501,988
Electric – 1.6%
CEZ AS	23,800	1,078,345
E.ON AG	102,004	3,618,372
Electricite de France	20,300	989,309
Huaneng Power International, Inc.	578,000	404,725
RWE AG	15,020	1,185,028
The Tokyo Electric Power Co., Inc.	9,100	233,676
		7,509,455
Electrical Components & Equipment – 2.5%
Furukawa Electric Co. Ltd.	27,000	120,983
Legrand SA (a)	149,570	3,265,687
Schneider Electric SA	93,543	7,149,802
Sharp Corp.	47,000	484,445
Toshiba Corp.	269,000	967,367
		11,988,284
Electronics – 3.3%
AU Optronics Corp.	1,260,000	1,222,207
Fanuc Ltd.	38,300	3,052,970
Hirose Electric Co. Ltd.	15,100	1,603,846
Hoya Corp.	223,300	4,466,611
Koninklijke Philips Electronics NV	120,520	2,227,223
Omron Corp.	199,600	2,867,280
Orbotech Ltd. (a)	33,200	287,180
		15,727,317
Entertainment – 1.1%
Ladbrokes PLC	466,414	1,420,428
Tabcorp Holdings Ltd.	40,500	232,947
William Hill PLC	1,143,482	3,722,629
		5,376,004
Food Services – 0.6%
Compass Group PLC	157,500	887,348
Sodexo	33,400	1,716,928
		2,604,276
Foods – 4.5%
Associated British Foods PLC	37,800	474,686
Casino Guichard-Perrachon SA	8,900	600,793
Danone SA	48,006	2,372,646
Delhaize Group	14,000	985,103
Koninlijke Ahold NV	88,900	1,020,928
Metro AG	18,700	893,368
Nestle SA	348,945	13,165,952
Suedzucker AG	8,300	168,714
Tesco PLC	317,397	1,849,648
		21,531,838
Gas – 1.3%
Centrica PLC	192,100	705,782
Gaz De France	141,667	5,289,151
		5,994,933
Health Care — Products – 1.7%
Luxottica Group SpA (a)	99,200	2,061,868
Sonova Holding AG	22,953	1,867,437
Synthes, Inc.	42,013	4,065,766
		7,995,071
Holding Company — Diversified – 2.3%
Bidvest Group Ltd.	35,552	444,241
Drax Group PLC	15,700	113,617
Haci Omer Sabanci Holding AS	182,927	490,477
LVMH Moet Hennessy Louis Vuitton SA	126,726	9,693,855
TUI Travel PLC	48,800	186,550
		10,928,740
Home Furnishing – 0.2%
Electrolux AB Class B (a)	42,500	594,419
Sony Corp.	15,300	394,847
		989,266
Household Products – 1.9%
Reckitt Benckiser Group PLC	198,368	9,038,786
Insurance – 3.3%
Allianz SE	58,900	5,443,284
Aviva PLC	94,500	533,917
AXA SA	262,967	4,968,466
Fairfax Financial Holdings Ltd.	800	200,929
Industrial Alliance Insurance and Financial Services, Inc.	3,600	79,735
ING Groep NV	103,600	1,042,113
Muenchener Rueckversicherungs AG	9,902	1,338,381
QBE Insurance Group Ltd.	53,642	855,477
Swiss Reinsurance	41,349	1,367,672
		15,829,974
Iron & Steel – 0.2%
ArcelorMittal	22,600	741,772
Leisure Time – 0.0%
Thomas Cook Group PLC	64,300	218,023
Machinery — Construction & Mining – 0.4%
Atlas Copco AB	85,000	767,891
BHP Billiton PLC	59,290	1,338,999
		2,106,890
Machinery — Diversified – 0.1%
Kone OYJ	15,000	460,396
Volvo AB	37,550	232,170
		692,566
Manufacturing – 1.2%
Bombardier, Inc. Class B	226,600	672,432
Konica Minolta Holdings, Inc.	77,000	799,304
Smiths Group PLC	203,579	2,355,568
Tyco International Ltd.	66,500	1,727,670
		5,554,974
Media – 5.4%
British Sky Broadcasting Group PLC	405,000	3,037,651
Gestevision Telecinco SA	301,600	2,827,180
Grupo Televisa SA Sponsored ADR (Mexico)	172,900	2,939,300
Johnston Press PLC (a)	2,011,600	654,387
Societe Television Francaise 1	362,300	4,073,174
Thomson Reuters PLC	69,300	1,976,993
Vivendi SA	92,242	2,208,254
Wolters Kluwer NV	217,510	3,803,695
WPP PLC	615,025	4,089,840
		25,610,474
Metal Fabricate & Hardware – 0.6%
Assa Abloy AB, Series B	212,600	2,956,817
Mining – 0.2%
BHP Billiton Ltd.	12,600	345,162
International Nickel Indonesia Tbk PT (a)	316,500	127,537

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	50,731	$466,725
		939,424
Office Equipment/Supplies – 1.5%
Canon, Inc.	217,450	7,070,366
Oil & Gas – 6.8%
BP PLC	280,500	2,219,235
China Petrolium and Chemical Corp. Class H	902,000	686,183
CNOOC Ltd.	1,219,000	1,500,990
EnCana Corp.	37,800	1,869,966
ENI SpA	60,600	1,436,734
Gazprom OAO Sponsored ADR (Russia)	26,500	536,625
INPEX Holdings, Inc.	587	4,671,001
LUKOIL OAO Sponsored ADR (Russia)	38,350	1,701,589
Nexen, Inc.	47,192	1,025,754
Petro-Canada	21,500	830,707
Petroleo Brasileiro SA Sponsored ADR (Brazil)	27,600	920,736
PTT Public Co. Ltd.	72,200	495,885
Royal Dutch Shell PLC Class A	168,880	4,228,689
Royal Dutch Shell PLC Class A	110,400	2,755,097
StatoilHydro ASA	43,100	850,198
Talisman Energy, Inc.	54,700	786,201
Total SA	108,780	5,888,190
		32,403,780
Packaging & Containers – 0.1%
Amcor Ltd.	65,100	261,249
Pharmaceuticals – 7.8%
Actelion Ltd. (a)	39,086	2,049,091
AstraZeneca PLC	32,800	1,444,162
Bayer AG	119,970	6,438,011
Celesio AG	2,800	64,319
GlaxoSmithKline PLC	326,820	5,754,106
Merck KGaA	48,800	4,972,154
Novartis AG	112,270	4,560,099
Roche Holding AG	75,722	10,299,040
Sanofi-Aventis	24,900	1,463,512
		37,044,494
Real Estate – 0.4%
Mitsui Fudosan Co., Ltd.	43,000	744,234
New World Development Ltd.	277,000	497,152
Sumitomo Realty & Development Co., Ltd.	32,000	581,512
		1,822,898
Retail – 3.4%
Aeon Co. Ltd.	45,000	442,824
Compagnie Financiere Richemont AG Class A	329,781	6,869,340
Lawson, Inc.	27,100	1,189,732
Signet Jewelers Ltd.	223,730	4,658,059
Swatch Group AG	18,800	3,022,236
		16,182,191
Semiconductors – 3.2%
ASML Holding NV	99,575	2,158,497
Rohm Co. Ltd.	37,200	2,699,302
Samsung Electronics Co. Ltd.	14,067	6,514,751
Siliconware Precis	164,000	188,798
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	287,848	2,708,650
Tokyo Electron Ltd.	22,500	1,079,616
		15,349,614
Software – 1.8%
Infosys Technologies Ltd. Sponsored ADR (India)	96,660	3,555,155
SAP AG	123,530	4,977,200
		8,532,355
Telecommunications – 4.6%
America Movil SAB de C.V. Sponsored ADR (Mexico)	52,180	2,020,410
Bce, Inc.	9,100	187,855
Bezeq Israeli Telecommunication Corp. Ltd.	210,900	388,003
BT Group PLC	603,030	1,009,348
China Telecom Corp. Ltd. Class H	662,000	327,318
Deutsche Telekom AG	101,100	1,194,131
France Telecom SA	55,600	1,262,479
KDDI Corp.	144	762,701
LG Telecom Ltd.	22,230	139,841
MTN Group Ltd.	132,780	2,031,960
Nippon Telegraph & Telephone Corp.	31,700	1,288,536
Nokia Oyj	111,800	1,630,584
Singapore Telecommunications Ltd.	1,416,500	2,923,601
Telecom Corp. of New Zealand Ltd.	119,816	209,732
Telecom Italia SpA	723,800	1,001,858
Telecom Italia SpA- RSP	297,900	292,737
Telefonaktiebolaget LM Ericsson Class B	121,000	1,180,907
Telefonica SA	78,800	1,785,707
TELUS Corp.	5,200	134,182
Vodafone Group PLC	1,188,700	2,297,305
		22,069,195
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	120,536
Transportation – 2.7%
Canadian National Railway Co.	137,290	5,897,978
Deutsche Post AG	78,720	1,028,268
East Japan Railway	3,400	204,534
Kuehne & Nagel International AG	25,000	1,961,967
Neptune Orient Lines Ltd/Singapore	83,000	84,068
TNT NV	199,718	3,887,649
		13,064,464
TOTAL COMMON STOCK (Cost $583,442,782)		460,537,767
PREFERRED STOCK – 0.2%
Banks – 0.2%
Banco Bradesco SA	57,300	844,850
Iron & Steel – 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A	11,000	232,872
TOTAL PREFERRED STOCK (Cost $1,014,031)		1,077,722
TOTAL EQUITIES (Cost $584,456,813)		461,615,489
RIGHTS – 0.0%
Chemicals – 0.0%
Givaudan SA Rights (a) (b)	10	-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.0%
Neptune Orient Lines Ltd. Rights (a)	62,250	$7,523
TOTAL RIGHTS (Cost $0)		7,523
TOTAL LONG-TERM INVESTMENTS (Cost $584,456,813)		461,623,012
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$8,934,548	8,934,548
TOTAL SHORT-TERM INVESTMENTS (Cost $8,934,548)		8,934,548
TOTAL INVESTMENTS – 98.9% (Cost $593,391,361) (d)		470,557,560
Other Assets/ (Liabilities) – 1.1%		5,233,728
NET ASSETS – 100.0%		$475,791,288

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $8,934,550. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 7/02/09 - 5/01/18, and an aggregate market value, including accrued interest, of $9,115,989.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	55,343	$441,636
MassMutual Premier Core Bond Fund, Class S (a)	799,739	8,485,230
MassMutual Premier Discovery Value Fund, Class S (a)	28,287	198,856
MassMutual Premier Diversified Bond Fund, Class S (a)	1,558,372	15,646,053
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	596,621	3,985,431
MassMutual Premier Enhanced Index Value Fund, Class S (a)	533,573	3,953,779
MassMutual Premier Focused International Fund, Class S (a)	63,706	609,666
MassMutual Premier High Yield Fund, Class S (a)	522,207	4,067,990
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,570,486	15,484,995
MassMutual Premier International Bond Fund, Class S (a)	577,749	5,488,620
MassMutual Premier International Equity Fund, Class S (a)	131,027	1,362,681
MassMutual Premier Main Street Small Cap Fund, Class S (a)	158,861	1,142,208
MassMutual Premier Money Market Fund, Class S (a)	1,314,960	1,314,960
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,691,774	17,154,587
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	236,515	3,237,889
MassMutual Premier Value Fund, Class S (a)	11,477	125,447
MassMutual Select Aggressive Growth Fund, Class S (a)	163,499	743,922
MassMutual Select Blue Chip Growth Fund, Class S (a)	61,477	458,622
MassMutual Select Diversified International Fund, Class S (a) (b)	223,105	1,236,003
MassMutual Select Diversified Value Fund, Class S (a)	148,330	989,362
MassMutual Select Emerging Growth Fund, Class S (a) (b)	51,748	221,998
MassMutual Select Focused Value Fund, Class S (a)	197,500	2,148,795
MassMutual Select Fundamental Value Fund, Class S (a)	193,995	1,503,460
MassMutual Select Large Cap Growth Fund, Class S (a)	207,832	1,377,928
MassMutual Select Large Cap Value Fund, Class S (a)	55,543	427,126
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	80,657	542,822
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	70,249	692,657
MassMutual Select Mid-Cap Value Fund, Class S (a)	152,994	1,020,471
MassMutual Select Overseas Fund, Class S (a)	622,953	3,270,504
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	22,359	255,563
MassMutual Select Small Cap Value Equity Fund, Class S (a)	86,440	494,436
MassMutual Select Small Company Growth Fund, Class S (a)	88,469	536,123
MassMutual Select Small Company Value Fund, Class S (a)	59,085	529,399
MassMutual Select Strategic Bond Fund, Class S (a)	576,446	5,234,128
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	640,404	2,074,908
Oppenheimer Real Estate Fund, Class Y (a)	106,225	1,107,924
		107,566,179
TOTAL MUTUAL FUNDS (Cost $108,336,141)		107,566,179
TOTAL LONG-TERM INVESTMENTS (Cost $108,336,141)		107,566,179
TOTAL INVESTMENTS – 100.1% (Cost $108,336,141) (c)		107,566,179
Other Assets/ (Liabilities) – (0.1)%		(88,287)
NET ASSETS – 100.0%		$107,477,892

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	122,883	$980,604
MassMutual Premier Core Bond Fund, Class S (a)	706,726	7,498,361
MassMutual Premier Discovery Value Fund, Class S (a)	71,280	501,098
MassMutual Premier Diversified Bond Fund, Class S (a)	1,383,186	13,887,190
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,007,051	6,727,098
MassMutual Premier Enhanced Index Value Fund, Class S (a)	958,876	7,105,269
MassMutual Premier Focused International Fund, Class S (a)	113,181	1,083,142
MassMutual Premier High Yield Fund, Class S (a)	378,173	2,945,964
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,235,362	12,180,674
MassMutual Premier International Bond Fund, Class S (a)	421,325	4,002,588
MassMutual Premier International Equity Fund, Class S (a)	236,982	2,464,616
MassMutual Premier Main Street Small Cap Fund, Class S (a)	381,666	2,744,182
MassMutual Premier Money Market Fund, Class S (a)	479,005	479,005
MassMutual Premier Short-Duration Bond Fund, Class S (a)	916,879	9,297,149
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	283,009	3,874,387
MassMutual Premier Value Fund, Class S (a)	23,486	256,700
MassMutual Select Aggressive Growth Fund, Class S (a)	339,483	1,544,648
MassMutual Select Blue Chip Growth Fund, Class S (a)	200,322	1,494,405
MassMutual Select Diversified International Fund, Class S (a) (b)	592,001	3,279,685
MassMutual Select Diversified Value Fund, Class S (a)	296,825	1,979,824
MassMutual Select Emerging Growth Fund, Class S (a) (b)	111,518	478,413
MassMutual Select Focused Value Fund, Class S (a)	218,015	2,372,007
MassMutual Select Fundamental Value Fund, Class S (a)	391,273	3,032,369
MassMutual Select Large Cap Growth Fund, Class S (a)	447,204	2,964,960
MassMutual Select Large Cap Value Fund, Class S (a)	121,583	934,971
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	203,901	1,372,257
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	177,495	1,750,102
MassMutual Select Mid-Cap Value Fund, Class S (a)	387,009	2,581,349
MassMutual Select Overseas Fund, Class S (a)	1,459,393	7,661,815
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	47,855	546,982
MassMutual Select Small Cap Value Equity Fund, Class S (a)	161,749	925,204
MassMutual Select Small Company Growth Fund, Class S (a)	172,352	1,044,454
MassMutual Select Small Company Value Fund, Class S (a)	109,071	977,277
MassMutual Select Strategic Bond Fund, Class S (a)	462,574	4,200,169
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	489,419	1,585,718
Oppenheimer Real Estate Fund, Class Y (a)	110,322	1,150,654
		117,905,290
TOTAL MUTUAL FUNDS (Cost $133,213,783)		117,905,290
TOTAL LONG-TERM INVESTMENTS (Cost $133,213,783)		117,905,290
TOTAL INVESTMENTS – 100.1% (Cost $133,213,783) (c)		117,905,290
Other Assets/ (Liabilities) – (0.1)%		(81,148)
NET ASSETS – 100.0%		$117,824,142

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	694,993	$5,546,046
MassMutual Premier Core Bond Fund, Class S (a)	988,989	10,493,175
MassMutual Premier Discovery Value Fund, Class S (a)	315,324	2,216,726
MassMutual Premier Diversified Bond Fund, Class S (a)	2,085,050	20,933,903
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	3,722,731	24,867,846
MassMutual Premier Enhanced Index Value Fund, Class S (a)	3,134,582	23,227,251
MassMutual Premier Focused International Fund, Class S (a)	564,090	5,398,337
MassMutual Premier High Yield Fund, Class S (a)	1,040,267	8,103,677
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,794,101	17,689,840
MassMutual Premier International Bond Fund, Class S (a)	798,294	7,583,791
MassMutual Premier International Equity Fund, Class S (a)	1,108,319	11,526,518
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,767,327	19,897,082
MassMutual Premier Short-Duration Bond Fund, Class S (a)	520,481	5,277,681
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	804,629	11,015,375
MassMutual Premier Value Fund, Class S (a)	114,925	1,256,126
MassMutual Select Aggressive Growth Fund, Class S (a)	1,965,231	8,941,800
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,043,123	7,781,695
MassMutual Select Diversified International Fund, Class S (a) (b)	2,655,070	14,709,086
MassMutual Select Diversified Value Fund, Class S (a)	1,684,447	11,235,261
MassMutual Select Emerging Growth Fund, Class S (a) (b)	333,021	1,428,660
MassMutual Select Focused Value Fund, Class S (a)	655,073	7,127,194
MassMutual Select Fundamental Value Fund, Class S (a)	2,186,197	16,943,028
MassMutual Select Large Cap Growth Fund, Class S (a)	2,108,734	13,980,908
MassMutual Select Large Cap Value Fund, Class S (a)	679,505	5,225,395
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	898,511	6,046,980
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	780,640	7,697,109
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,720,486	11,475,645
MassMutual Select Overseas Fund, Class S (a)	5,820,833	30,559,374
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	141,669	1,619,278
MassMutual Select Small Cap Value Equity Fund, Class S (a)	507,814	2,904,698
MassMutual Select Small Company Growth Fund, Class S (a)	506,089	3,066,902
MassMutual Select Small Company Value Fund, Class S (a)	343,114	3,074,299
MassMutual Select Strategic Bond Fund, Class S (a)	519,126	4,713,666
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,457,205	4,721,344
Oppenheimer Real Estate Fund, Class Y (a)	282,485	2,946,322
		341,232,018
TOTAL MUTUAL FUNDS (Cost $434,078,486)		341,232,018
TOTAL LONG-TERM INVESTMENTS (Cost $434,078,486)		341,232,018
TOTAL INVESTMENTS – 100.1% (Cost $434,078,486) (c)		341,232,018
Other Assets/ (Liabilities) – (0.1)%		(187,334)
NET ASSETS – 100.0%		$341,044,684

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	739,884	$5,904,270
MassMutual Premier Core Bond Fund, Class S (a)	226,109	2,399,016
MassMutual Premier Discovery Value Fund, Class S (a)	266,378	1,872,638
MassMutual Premier Diversified Bond Fund, Class S (a)	456,789	4,586,165
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,974,028	13,186,508
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,990,590	14,750,274
MassMutual Premier Focused International Fund, Class S (a)	450,528	4,311,556
MassMutual Premier High Yield Fund, Class S (a)	711,208	5,540,312
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	707,133	6,972,327
MassMutual Premier International Bond Fund, Class S (a)	562,506	5,343,804
MassMutual Premier International Equity Fund, Class S (a)	924,792	9,617,841
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,674,987	12,043,153
MassMutual Premier Short-Duration Bond Fund, Class S (a)	263,777	2,674,696
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	729,831	9,991,389
MassMutual Premier Value Fund, Class S (a)	129,440	1,414,784
MassMutual Select Aggressive Growth Fund, Class S (a)	2,100,577	9,557,624
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,661,718	12,396,413
MassMutual Select Diversified International Fund, Class S (a) (b)	2,417,849	13,394,885
MassMutual Select Diversified Value Fund, Class S (a)	1,855,561	12,376,591
MassMutual Select Emerging Growth Fund, Class S (a) (b)	830,887	3,564,506
MassMutual Select Focused Value Fund, Class S (a)	501,467	5,455,958
MassMutual Select Fundamental Value Fund, Class S (a)	2,408,402	18,665,113
MassMutual Select Large Cap Growth Fund, Class S (a)	2,129,924	14,121,399
MassMutual Select Large Cap Value Fund, Class S (a)	758,555	5,833,290
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	768,615	5,172,777
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	667,950	6,585,985
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,461,024	9,745,032
MassMutual Select Overseas Fund, Class S (a)	4,761,335	24,997,006
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	171,891	1,964,713
MassMutual Select Small Cap Value Equity Fund, Class S (a)	698,926	3,997,859
MassMutual Select Small Company Growth Fund, Class S (a)	476,517	2,887,696
MassMutual Select Small Company Value Fund, Class S (a)	469,968	4,210,909
MassMutual Select Strategic Bond Fund, Class S (a)	127,144	1,154,464
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,160,433	3,759,804
Oppenheimer Real Estate Fund, Class Y (a)	240,743	2,510,948
		262,961,705
TOTAL MUTUAL FUNDS (Cost $343,767,342)		262,961,705
TOTAL LONG-TERM INVESTMENTS (Cost $343,767,342)		262,961,705
TOTAL INVESTMENTS – 100.1% (Cost $343,767,342) (c)		262,961,705
Other Assets/ (Liabilities) – (0.1)%		(148,453)
NET ASSETS – 100.0%		$262,813,252

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	522,708	$4,171,206
MassMutual Premier Core Bond Fund, Class S (a)	89,016	944,462
MassMutual Premier Discovery Value Fund, Class S (a)	169,857	1,194,096
MassMutual Premier Diversified Bond Fund, Class S (a)	112,327	1,127,765
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,360,510	9,088,210
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,154,858	8,557,495
MassMutual Premier Focused International Fund, Class S (a)	293,181	2,805,745
MassMutual Premier High Yield Fund, Class S (a)	231,643	1,804,502
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	116,848	1,152,124
MassMutual Premier International Bond Fund, Class S (a)	362,255	3,441,423
MassMutual Premier International Equity Fund, Class S (a)	624,520	6,495,006
MassMutual Premier Main Street Small Cap Fund, Class S (a)	943,714	6,785,305
MassMutual Premier Short-Duration Bond Fund, Class S (a)	129,411	1,312,228
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	407,227	5,574,938
MassMutual Premier Value Fund, Class S (a)	89,457	977,760
MassMutual Select Aggressive Growth Fund, Class S (a)	1,519,344	6,913,013
MassMutual Select Blue Chip Growth Fund, Class S (a)	983,028	7,333,391
MassMutual Select Diversified International Fund, Class S (a) (b)	1,419,100	7,861,811
MassMutual Select Diversified Value Fund, Class S (a)	1,311,825	8,749,875
MassMutual Select Emerging Growth Fund, Class S (a) (b)	485,309	2,081,973
MassMutual Select Focused Value Fund, Class S (a)	306,293	3,332,463
MassMutual Select Fundamental Value Fund, Class S (a)	1,688,223	13,083,727
MassMutual Select Large Cap Growth Fund, Class S (a)	1,390,190	9,216,963
MassMutual Select Large Cap Value Fund, Class S (a)	532,394	4,094,114
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	501,181	3,372,950
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	434,982	4,288,918
MassMutual Select Mid-Cap Value Fund, Class S (a)	946,123	6,310,642
MassMutual Select Overseas Fund, Class S (a)	3,430,695	18,011,151
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	111,250	1,271,592
MassMutual Select Small Cap Value Equity Fund, Class S (a)	435,884	2,493,256
MassMutual Select Small Company Growth Fund, Class S (a)	306,241	1,855,822
MassMutual Select Small Company Value Fund, Class S (a)	293,311	2,628,069
MassMutual Select Strategic Bond Fund, Class S (a)	39,397	357,721
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	719,924	2,332,554
Oppenheimer Real Estate Fund, Class Y (a)	165,645	1,727,672
		162,749,942
TOTAL MUTUAL FUNDS (Cost $212,137,299)		162,749,942
TOTAL LONG-TERM INVESTMENTS (Cost $212,137,299)		162,749,942
TOTAL INVESTMENTS – 100.1% (Cost $212,137,299) (c)		162,749,942
Other Assets/ (Liabilities) – (0.1)%		(94,122)
NET ASSETS – 100.0%		$162,655,820

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.3%
Diversified Financial – 100.3%
MassMutual Premier Capital Appreciation Fund, Class S (a)	44,849	$357,897
MassMutual Premier Core Bond Fund, Class S (a)	4,857	51,532
MassMutual Premier Discovery Value Fund, Class S (a)	14,391	101,165
MassMutual Premier Diversified Bond Fund, Class S (a)	5,044	50,638
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	120,016	801,706
MassMutual Premier Enhanced Index Value Fund, Class S (a)	99,321	735,970
MassMutual Premier Focused International Fund, Class S (a)	25,111	240,312
MassMutual Premier High Yield Fund, Class S (a)	16,225	126,394
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	8,342	82,255
MassMutual Premier International Bond Fund, Class S (a)	24,259	230,458
MassMutual Premier International Equity Fund, Class S (a)	53,133	552,588
MassMutual Premier Main Street Small Cap Fund, Class S (a)	78,331	563,198
MassMutual Premier Short-Duration Bond Fund, Class S (a)	6,046	61,310
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	28,670	392,486
MassMutual Premier Value Fund, Class S (a)	7,144	78,081
MassMutual Select Aggressive Growth Fund, Class S (a)	129,119	587,492
MassMutual Select Blue Chip Growth Fund, Class S (a)	136,395	1,017,505
MassMutual Select Diversified International Fund, Class S (a) (b)	119,488	661,961
MassMutual Select Diversified Value Fund, Class S (a)	109,759	732,092
MassMutual Select Emerging Growth Fund, Class S (a) (b)	26,144	112,157
MassMutual Select Focused Value Fund, Class S (a)	25,883	281,602
MassMutual Select Fundamental Value Fund, Class S (a)	143,224	1,109,986
MassMutual Select Large Cap Growth Fund, Class S (a)	41,607	275,855
MassMutual Select Large Cap Value Fund, Class S (a)	45,638	350,959
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	40,913	275,348
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	35,444	349,475
MassMutual Select Mid-Cap Value Fund, Class S (a)	78,784	525,489
MassMutual Select Overseas Fund, Class S (a)	294,263	1,544,880
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	10,403	118,906
MassMutual Select Small Cap Value Equity Fund, Class S (a)	37,847	216,485
MassMutual Select Small Company Growth Fund, Class S (a)	37,668	228,266
MassMutual Select Small Company Value Fund, Class S (a)	25,348	227,118
MassMutual Select Strategic Bond Fund, Class S (a)	2,506	22,752
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	63,226	204,852
Oppenheimer Real Estate Fund, Class Y (a)	10,350	107,952
		13,377,122
TOTAL MUTUAL FUNDS (Cost $14,908,548)		13,377,122
TOTAL LONG-TERM INVESTMENTS (Cost $14,908,548)		13,377,122
TOTAL INVESTMENTS – 100.3% (Cost $14,908,548) (c)		13,377,122
Other Assets/ (Liabilities) – (0.3)%		(37,734)
NET ASSETS – 100.0%		$13,339,388

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Affiliated issuer. (Note 7).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Assets:
	Investments, at value (Note 2) (a)	$182,327,193	$81,136,304
	Short-term investments, at value (Note 2) (b)	16,378,533	2,703,508
	Total investments	198,705,726	83,839,812
	Cash	1,345,322 *	15,107
	Foreign currency, at value (c)	-	231,827
	Receivables from:
	Investments sold	264,172	1,413,923
	Open forward foreign currency contracts (Note 2)	-	83,139
	Investment adviser (Note 3)	12	-
	Fund shares sold	68,408	62,657
	Interest and dividends	2,159,902	532,472
	Broker for collateral held for open futures contracts (Note 2)	-	62,000
	Variation margin on open futures contracts (Note 2)	165,055	19,615
	Foreign taxes withheld	-	12,691
	Open swap agreements, at value (Note 2)	199,993	637,551
	Total assets	202,908,590	86,910,794
Liabilities:
	Payables for:
	Investments purchased	194,126	831,701
	Written options outstanding, at value (Note 2) (d)	90,363	16,125
	Open forward foreign currency contracts (Note 2)	72,376	47,464
	Fund shares repurchased	178,104	161,362
	Variation margin on open futures contracts (Note 2)	-	13,376
	Open swap agreements, at value (Note 2)	2,306,781	69,556
	Trustees' fees and expenses (Note 3)	26,759	19,901
	Affiliates (Note 3):
	Investment management fees	95,173	45,018
	Administration fees	25,156	18,493
	Service fees	38,850	6,284
	Distribution fees	430	271
	Accrued expense and other liabilities	32,967	35,901
	Total liabilities	3,061,085	1,265,452
	Net assets	$199,847,505	$85,645,342
Net assets consist of:
	Paid-in capital	$227,203,146	$107,487,763
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	11,959,296	609,096
	Accumulated net realized gain (loss) on investments	(10,709,896)	(18,872,046)
	Net unrealized appreciation (depreciation) on investments	(28,605,041)	(3,579,471)
	Net assets	$199,847,505	$85,645,342

(a)	Cost of investments - unaffiliated issuers:	$209,223,655	$85,382,315
(b)	Cost of short-term investments:	$16,378,533	$2,703,508
(c)	Cost of foreign currency:	$-	$232,620
(d)	Premiums on written options:	$218,323	$38,878
*	Includes $1,300,000 pledged as collateral for open swap contracts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund

$288,453,781	$787,459,125	$31,916,249	$647,905,160	$1,400,705,221	$31,023,131
8,692,537	22,003,911	55,020	15,030,875	32,523,175	1,325,335
297,146,318	809,463,036	31,971,269	662,936,035	1,433,228,396	32,348,466
-	-	-	-	-	-
-	-	-	54,430	-	-

1,949,831	-	2,033,533	3,038,761	1,175,883	22,356
-	-	-	-	-	-
-	-	-	-	-	75
212,587	4,258,573	11,174	267,498	389,140	15,479
476,431	1,139,641	26,652	903,170	1,941,748	39,492
-	-	-	-	-	-
-	-	-	-	-	-
9,987	61,496	-	128,077	-	5,025
-	-	-	-	-	-
299,795,154	814,922,746	34,042,628	667,327,971	1,436,735,167	32,430,893

6,045,151	-	2,169,936	3,407,908	2,424,902	68,520
-	-	-	-	-	-
-	-	-	-	-	-
266,686	346,032	-	907,201	954,465	3,197
-	-	-	-	220,430	-
-	-	-	-	-	-
48,222	118,302	9,733	140,053	235,853	3,860

131,633	463,587	20,894	384,795	125,884	19,781
35,837	146,184	4,484	117,257	296,797	7,433
28,227	112,146	5,842	115,490	115,807	10,997
357	1,215	46	403	1,668	52
29,434	42,879	21,655	42,339	59,694	22,142
6,585,547	1,230,345	2,232,590	5,115,446	4,435,500	135,982
$293,209,607	$813,692,401	$31,810,038	$662,212,525	$1,432,299,667	$32,294,911

$499,542,472	$1,000,893,544	$61,605,160	$767,348,815	$1,827,315,493	$51,571,328
3,849,056	7,096,987	278,665	3,250,793	14,959,276	156,587
(149,238,613)	(124,426,964)	(30,810,629)	(87,018,317)	(81,577,014)	(18,850,400)
(60,943,308)	(69,871,166)	736,842	(21,368,766)	(328,398,088)	(582,604)
$293,209,607	$813,692,401	$31,810,038	$662,212,525	$1,432,299,667	$32,294,911

$349,397,089	$857,330,291	$31,179,407	$669,281,849	$1,728,611,706	$31,605,735
$8,692,537	$22,003,911	$55,020	$15,030,875	$32,523,175	$1,325,335
$-	$-	$-	$54,548	$-	$-
$-	$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Class A shares:
Net assets	$60,764,325	$9,576,822
Shares outstanding (a)	6,716,703	1,181,586
Net asset value and redemption price per share	$9.05	$8.11
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.50	$8.60
Class L shares:
Net assets	$23,973,188	$34,106,265
Shares outstanding (a)	2,639,727	4,201,848
Net asset value, offering price and redemption price per share	$9.08	$8.12
Class Y shares:
Net assets	$48,850,235	$26,474,569
Shares outstanding (a)	5,369,699	3,264,668
Net asset value, offering price and redemption price per share	$9.10	$8.11
Class S shares:
Net assets	$65,550,556	$15,033,229
Shares outstanding (a)	7,203,745	1,858,140
Net asset value, offering price and redemption price per share	$9.10	$8.09
Class N shares:
Net assets	$709,201	$454,457
Shares outstanding (a)	78,474	56,326
Net asset value, offering price and redemption price per share	$9.04	$8.07
Class Z shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund

$45,022,970	$182,831,726	$9,646,021	$187,757,990	$194,230,548	$18,151,310
6,781,263	23,816,499	1,787,531	24,635,329	22,981,294	2,647,795
$6.64	$7.68	$5.40	$7.62	$8.45	$6.86
$7.05	$8.15	$5.73	$8.08	$8.97	$7.28

$36,461,075	$144,763,662	$1,833,503	$101,341,377	$202,629,876	$7,168,013
5,471,517	18,740,739	339,396	13,241,057	23,878,432	1,043,047
$6.66	$7.72	$5.40	$7.65	$8.49	$6.87

$34,913,879	$93,177,635	$1,848,904	$62,800,852	$247,084,022	$5,331,993
5,237,203	12,047,743	340,042	8,178,248	29,070,855	774,710
$6.67	$7.73	$5.44	$7.68	$8.50	$6.88

$176,249,219	$390,975,985	$18,404,317	$309,632,538	$358,116,916	$1,555,973
26,411,737	50,471,893	3,395,497	40,285,611	41,696,491	225,196
$6.67	$7.75	$5.42	$7.69	$8.59	$6.91

$562,464	$1,943,393	$77,293	$679,768	$2,550,155	$87,622
84,626	255,943	14,320	89,956	304,767	12,700
$6.65	$7.59	$5.40	$7.56	$8.37	$6.90

$-	$-	$-	$-	$427,688,150	$-
-	-	-	-	49,819,251	-
$-	$-	$-	$-	$8.58	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$501,174,787	$64,755,089
Short-term investments, at value (Note 2) (b)	2,007,472	593,755
Total investments	503,182,259	65,348,844
Cash	-	-
Receivables from:
Investments sold	627,131	916,455
Investment adviser (Note 3)	50,093	-
Fund shares sold	276,865	26,515
Interest and dividends	296,211	43,437
Broker for collateral held for open futures contracts (Note 2)	-	-
Foreign taxes withheld	46,848	6,481
Total assets	504,479,407	66,341,732
Liabilities:
Payables for:
Investments purchased	1,094,899	874,565
Fund shares repurchased	818,503	-
Variation margin on open futures contracts (Note 2)	-	-
Trustees' fees and expenses (Note 3)	111,115	4,263
Affiliates (Note 3):
Investment management fees	286,354	36,973
Administration fees	141,864	10,600
Service fees	33,583	2,042
Distribution fees	418	-
Due to custodian	-	-
Accrued expense and other liabilities	37,607	18,803
Total liabilities	2,524,343	947,246
Net assets	$501,955,064	$65,394,486
Net assets consist of:
Paid-in capital	$765,326,841	$75,564,895
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	136,200	85,245
Accumulated net realized gain (loss) on investments	(237,447,563)	(10,415,263)
Net unrealized appreciation (depreciation) on investments	(26,060,414)	159,609
Net assets	$501,955,064	$65,394,486

(a) Cost of investments - unaffiliated issuers:	$527,238,189	$64,595,480
(b) Cost of short-term investments:	$2,007,472	$593,755

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$261,941,056	$38,456,393	$422,358,887	$93,856,593	$80,648,291
2,290,648	823,750	20,501,758	1,534,550	-
264,231,704	39,280,143	442,860,645	95,391,143	80,648,291
-	-	-	3,096	-

-	-	5,683,888	427,421	18,873,713
-	-	-	-	-
386,654	3,734	478,511	191,834	19,676
103,291	7,347	703,295	211,678	143,490
-	-	-	-	36,000
20,976	-	-	-	-
264,742,625	39,291,224	449,726,339	96,225,172	99,721,170

-	55,337	-	306,762	18,409,944
279,286	510,905	57,961	113,090	80,496
-	2,734	-	-	720
52,149	6,880	84,873	12,166	10,304

177,512	5,121	274,194	58,728	54,848
50,501	17,905	84,043	11,970	10,252
30,856	9,387	74,220	2,578	4,321
51	154	1,128	20	122
-	-	-	-	230,218
28,182	22,432	29,075	22,956	26,274
618,537	630,855	605,494	528,270	18,827,499
$264,124,088	$38,660,369	$449,120,845	$95,696,902	$80,893,671

$346,430,587	$63,190,879	$603,937,067	$186,953,840	$157,881,437
(455,134)	(24,933)	948,076	942,029	653,707
(58,216,723)	(22,340,282)	(82,365,835)	(80,169,896)	(56,998,841)
(23,634,642)	(2,165,295)	(73,398,463)	(12,029,071)	(20,642,632)
$264,124,088	$38,660,369	$449,120,845	$95,696,902	$80,893,671

$285,575,698	$40,613,342	$495,757,350	$105,885,664	$101,290,231
$2,290,648	$823,750	$20,501,758	$1,534,550	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund
Class A shares:
Net assets	$56,722,808	$3,392,974
Shares outstanding (a)	7,773,422	524,532
Net asset value and redemption price per share	$7.30	$6.47
Offering price per share (100/[100-maximum sales charge] of net asset value)	$7.75	$6.86
Class L shares:
Net assets	$249,527,319	$3,861,581
Shares outstanding (a)	33,646,509	580,936
Net asset value, offering price and redemption price per share	$7.42	$6.65
Class Y shares:
Net assets	$38,925,663	$9,908,204
Shares outstanding (a)	5,234,178	1,504,556
Net asset value, offering price and redemption price per share	$7.44	$6.59
Class S shares:
Net assets	$156,111,101	$48,230,793
Shares outstanding (a)	20,936,946	7,279,551
Net asset value, offering price and redemption price per share	$7.46	$6.63
Class N shares:
Net assets	$668,173	$934
Shares outstanding (a)	93,417	146
Net asset value, offering price and redemption price per share	$7.15	$6.41	*

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$51,943,388	$15,541,748	$124,601,697	$4,244,560	$6,399,737
11,976,928	4,299,446	11,846,187	637,698	1,121,547
$4.34	$3.61	$10.52	$6.66	$5.71
$4.60	$3.83	$11.16	$7.07	$6.06

$59,866,702	$6,320,475	$79,300,557	$30,728,081	$20,731,338
13,468,357	1,712,439	7,408,610	4,605,629	3,628,430
$4.44	$3.69	$10.70	$6.67	$5.71

$17,692,393	$2,287,214	$54,700,267	$709,312	$4,040,563
3,926,696	612,838	5,065,526	106,230	706,669
$4.51	$3.73	$10.80	$6.68	$5.72

$134,549,000	$14,217,786	$188,515,494	$59,982,120	$49,516,803
29,581,848	3,770,155	17,320,080	8,990,881	8,654,056
$4.55	$3.77	$10.88	$6.67	$5.72

$72,605	$293,146	$2,002,830	$32,829	$205,230
17,204	83,160	194,683	4,936	35,941
$4.22	$3.53	$10.29	$6.65	$5.71

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund
Assets:
	Investments, at value (Note 2) (a)	$376,519,214	$66,410,046
	Short-term investments, at value (Note 2) (b)	2,302,330	1,545,489
	Total investments	378,821,544	67,955,535
	Foreign currency, at value (c)	-	12,187
	Receivables from:
	Investments sold	3,304,347	1,017,364
	Open forward foreign currency contracts (Note 2)	-	-
	Investment adviser (Note 3)	2	-
	Fund shares sold	56,012	70,016
	Interest and dividends	336,235	24,865
	Broker for collateral held for open futures contracts (Note 2)	-	-
	Variation margin on open futures contracts (Note 2)	-	-
	Foreign taxes withheld	-	1,581
	Total assets	382,518,140	69,081,548
Liabilities:
	Payables for:
	Investments purchased	1,484,161	1,119,267
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	361,056	219,543
	Trustees' fees and expenses (Note 3)	62,934	18,491
	Affiliates (Note 3):
	Investment management fees	287,568	41,818
	Administration fees	80,804	10,934
	Service fees	48,787	6,763
	Distribution fees	805	119
	Due to custodian	1,003,671	-
	Accrued expense and other liabilities	31,426	22,252
	Total liabilities	3,361,212	1,439,187
	Net assets	$379,156,928	$67,642,361
Net assets consist of:
	Paid-in capital	$509,044,176	$167,671,569
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	3,549,006	(74,827)
	Accumulated net realized gain (loss) on investments	(35,702,180)	(100,966,183)
	Net unrealized appreciation (depreciation) on investments	(97,734,074)	1,011,802
	Net assets	$379,156,928	$67,642,361

(a)	Cost of investments - unaffiliated issuers:	$474,253,093	$65,398,165
(b)	Cost of short-term investments:	$2,302,330	$1,545,489
(c)	Cost of foreign currency:	$-	$12,279

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund

$907,987,592	$397,587,592	$52,184,530	$34,067,535	$154,391,154
40,964,276	10,267,087	567,260	863,977	1,710,877
948,951,868	407,854,679	52,751,790	34,931,512	156,102,031
-	17,465	-	-	1,447,975

2,973,198	1,619,860	1,119,867	681,919	1,249,693
-	-	-	-	2,549,666
-	-	-	-	18,472
6,161,780	51,878	19,312	13,873	39,180
228,743	103,778	13,477	5,665	634,869
-	-	-	-	7,362
-	-	-	-	440,658
1,461	99	-	-	146,188
958,317,050	409,647,759	53,904,446	35,632,969	162,636,094

2,130,037	3,048,198	618,444	905,372	151,706
-	-	-	-	3,310,827
1,027,581	602,316	31,421	45,021	243,830
135,878	68,211	13,718	12,305	13,670

626,404	289,706	39,595	24,160	127,822
195,651	80,613	11,270	7,074	25,885
147,069	37,974	7,370	3,820	30,524
981	235	82	69	33
-	-	-	-	-
46,603	36,451	21,195	20,717	50,008
4,310,204	4,163,704	743,095	1,018,538	3,954,305
$954,006,846	$405,484,055	$53,161,351	$34,614,431	$158,681,789

$1,155,681,307	$487,344,685	$89,171,374	$82,481,475	$273,316,039
(1,653,222)	(1,000,787)	(236,267)	(150,848)	769,247
(166,888,107)	(72,663,207)	(36,281,603)	(45,100,264)	(63,738,424)
(33,133,132)	(8,196,636)	507,847	(2,615,932)	(51,665,073)
$954,006,846	$405,484,055	$53,161,351	$34,614,431	$158,681,789

$941,119,690	$405,784,204	$51,676,683	$36,683,467	$205,262,431
$40,964,276	$10,267,087	$567,260	$863,977	$1,710,877
$-	$17,630	$-	$-	$1,450,719

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund
Class A shares:
Net assets	$78,593,335	$10,858,961
Shares outstanding (a)	9,000,198	1,680,979
Net asset value and redemption price per share	$8.73	$6.46
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.26	$6.85
Class L shares:
Net assets	$44,705,247	$16,917,154
Shares outstanding (a)	5,049,855	2,557,967
Net asset value, offering price and redemption price per share	$8.85	$6.61
Class Y shares:
Net assets	$64,669,630	$3,697,384
Shares outstanding (a)	7,251,031	551,967
Net asset value, offering price and redemption price per share	$8.92	$6.70
Class S shares:
Net assets	$189,917,803	$35,980,513
Shares outstanding (a)	21,207,242	5,346,906
Net asset value, offering price and redemption price per share	$8.96	$6.73
Class N shares:
Net assets	$1,270,913	$188,349
Shares outstanding (a)	149,706	29,768
Net asset value, offering price and redemption price per share	$8.49	$6.33

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund		MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund

$248,523,951		$64,698,199	$12,189,457	$6,145,830	$51,482,224
26,368,793		5,965,044	2,086,975	1,503,211	9,368,604
$9.42		$10.85	$5.84	$4.09	$5.50
$9.99		$11.51	$6.20	$4.34	$5.84

$297,108,888		$55,945,102	$7,619,919	$13,868,883	$29,269,833
30,803,859		5,031,454	1,276,546	3,315,739	5,298,379
$9.65		$11.12	$5.97	$4.18	$5.52

$122,740,160		$69,395,531	$13,008,969	$553,519	$6,200,410
12,542,766		6,149,600	2,155,083	130,066	1,122,046
$9.78	*	$11.28	$6.04	$4.26	$5.53

$284,103,672		$215,020,685	$20,218,672	$13,930,944	$71,673,702
28,822,566		18,813,339	3,337,471	3,248,033	12,941,950
$9.86		$11.43	$6.06	$4.29	$5.54

$1,530,175		$424,538	$124,334	$115,255	$55,620
166,093		40,093	21,760	28,856	10,147
$9.21		$10.59	$5.71	$3.99	$5.48

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund
Assets:
	Investments, at value - unaffiliated issuers (Note 2) (a)	$461,623,012	$-
	Investments, at value - affiliated issuers (Note 2) (b)	-	107,566,179
	Short-term investments, at value (Note 2) (c)	8,934,548	-
	Total investments	470,557,560	107,566,179
	Foreign currency, at value (d)	3,264,929	-
	Receivables from:
	Investments sold	2,708,561	-
	Open forward foreign currency contracts (Note 2)	203,759	-
	Investment adviser (Note 3)	-	-
	Fund shares sold	3,515,655	104,248
	Interest and dividends	548,454	-
	Broker for collateral held for open futures contracts (Note 2)	170,900	-
	Foreign taxes withheld	2,123,765	-
	Total assets	483,093,583	107,670,427
Liabilities:
	Payables for:
	Investments purchased	3,979,265	7,977
	Open forward foreign currency contracts (Note 2)	727,349	-
	Fund shares repurchased	245,824	96,271
	Variation margin on open futures contracts (Note 2)	4,884	-
	Trustees' fees and expenses (Note 3)	95,608	25,280
	Affiliates (Note 3):
	Investment management fees	419,978	4,739
	Administration fees	38,454	10,783
	Service fees	30,614	22,187
	Distribution fees	502	57
	Due to custodian	1,712,831	-
	Accrued expense and other liabilities	46,986	25,241
	Total liabilities	7,302,295	192,535
	Net assets	$475,791,288	$107,477,892
Net assets consist of:
	Paid-in capital	$734,958,466	$155,335,082
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	1,737,766	(193,881)
	Accumulated net realized gain (loss) on investments	(137,580,102)	(46,893,347)
	Net unrealized appreciation (depreciation) on investments	(123,324,842)	(769,962)
	Net assets	$475,791,288	$107,477,892

(a)	Cost of investments - unaffiliated issuers:	$584,456,813	$-
(b)	Cost of investments - affiliated issuers:	$-	$108,336,141
(c)	Cost of short-term investments:	$8,934,548	$-
(d)	Cost of foreign currency:	$3,260,087	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund

$-	$-	$-	$-	$-
117,905,290	341,232,018	262,961,705	162,749,942	13,377,122
-	-	-	-	-
117,905,290	341,232,018	262,961,705	162,749,942	13,377,122
-	-	-	-	-

-	-	-	-	-
-	-	-	-	-
-	-	-	-	5,408
112,054	158,821	147,000	262,850	13,624
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
118,017,344	341,390,839	263,108,705	163,012,792	13,396,154

112,054	95,551	120,187	171,182	8,517
-	-	-	-	-
-	63,270	26,813	91,668	5,741
-	-	-	-	-
19,397	55,860	41,429	23,906	702

5,167	14,989	11,539	7,135	573
10,199	36,757	28,193	15,753	500
21,617	51,562	40,788	22,747	734
311	320	207	106	39
-	-	-	-	-
24,457	27,846	26,297	24,475	39,960
193,202	346,155	295,453	356,972	56,766
$117,824,142	$341,044,684	$262,813,252	$162,655,820	$13,339,388

$181,274,118	$550,128,774	$437,800,142	$267,567,104	$17,481,038
(177,847)	(446,099)	(352,076)	(212,770)	(7,255)
(47,963,636)	(115,791,523)	(93,829,177)	(55,311,157)	(2,602,969)
(15,308,493)	(92,846,468)	(80,805,637)	(49,387,357)	(1,531,426)
$117,824,142	$341,044,684	$262,813,252	$162,655,820	$13,339,388

$-	$-	$-	$-	$-
$133,213,783	$434,078,486	$343,767,342	$212,137,299	$14,908,548
$-	$-	$-	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund
Class A shares:
Net assets	$50,646,573	$36,303,536
Shares outstanding (a)	9,790,541	4,444,852
Net asset value and redemption price per share	$5.17	$8.17
Offering price per share (100/[100-maximum sales charge] of net asset value)	$5.49	$8.67
Class L shares:
Net assets	$129,379,617	$40,420,711
Shares outstanding (a)	24,855,828	4,915,730
Net asset value, offering price and redemption price per share	$5.21	$8.22
Class Y shares:
Net assets	$80,025,091	$17,858,188
Shares outstanding (a)	15,310,505	2,170,334
Net asset value, offering price and redemption price per share	$5.23	$8.23
Class S shares:
Net assets	$214,960,811	$12,801,446
Shares outstanding (a)	40,956,620	1,558,280
Net asset value, offering price and redemption price per share	$5.25	$8.22
Class N shares:
Net assets	$779,196	$94,011
Shares outstanding (a)	153,486	11,472
Net asset value, offering price and redemption price per share	$5.08	$8.19

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund

$35,142,022	$85,786,207	$67,841,030	$38,234,106	$1,391,945
4,435,650	11,913,771	9,664,719	5,492,740	221,526
$7.92	$7.20	$7.02	$6.96	$6.28
$8.40	$7.64	$7.45	$7.38	$6.66

$16,761,643	$112,235,344	$87,272,432	$59,106,155	$884,964
2,105,714	15,485,617	12,343,568	8,427,665	140,719
$7.96	$7.25	$7.07	$7.01	$6.29

$29,286,006	$63,980,122	$52,527,519	$28,732,313	$2,306,012
3,676,399	8,837,341	7,440,651	4,099,667	366,583
$7.97	$7.24	$7.06	$7.01	$6.29

$36,105,745	$78,494,740	$54,809,196	$36,390,461	$8,690,740
4,529,329	10,828,044	7,751,372	5,186,675	1,380,907
$7.97	$7.25	$7.07	$7.02	$6.29

$528,726	$548,271	$363,075	$192,785	$65,727
66,705	76,271	51,705	27,635	10,449
$7.93	$7.19	$7.02	$6.98	$6.29

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund
Investment income (Note 2):
	Dividends (a)	$31,203	$709,652
	Interest	6,700,839	1,299,740
	Total investment income	6,732,042	2,009,392
Expenses (Note 3):
	Investment management fees	536,075	245,481
	Custody fees	18,684	47,455
	Audit and legal fees	22,572	21,691
	Proxy fees	542	970
	Shareholder reporting fees	6,795	3,661
	Trustees' fees	12,252	5,381
		596,920	324,639
	Administration fees:
	Class A	77,977	15,975
	Class L	21,679	54,166
	Class Y	25,758	23,172
	Class S	15,750	7,831
	Class N	1,046	779
	Class Z	-	-
	Distribution fees:
	Class N	872	516
	Service fees:
	Class A	77,975	12,213
	Class N	872	516
	Total expenses	818,849	439,807
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	-	-
	Class L administrative fees waived	-	-
	Class N administrative fees waived	-	-
	Net expenses	818,849	439,807
	Net investment income (loss)	5,913,193	1,569,585
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(8,294,318)	(6,499,787)
	Futures contracts	1,495,581	55,303
	Written options	558,702	124,779
	Swap contracts	(2,623,964)	1,147,673
	Foreign currency transactions	(16,667)	7,695
	Net realized gain (loss)	(8,880,666)	(5,164,337)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	15,510,096	11,130,904
	Futures contracts	(894,635)	(60,649)
	Written options	315,265	51,157
	Swap contracts	3,172,306	(950,850)
	Translation of assets and liabilities in foreign currencies	(21,728)	53,813
	Net change in unrealized appreciation (depreciation)	18,081,304	10,224,375
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,200,638	5,060,038
	Net increase (decrease) in net assets resulting from operations	$15,113,831	$6,629,623

(a)	Net of withholding tax of:	$-	$39,053

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund

$4,935,311	$10,645,510	$479,067	$6,199,468	$17,462,056	$340,328
1,244	4,457	53	288,595	10,088	255
4,936,555	10,649,967	479,120	6,488,063	17,472,144	340,583

726,097	2,384,695	124,797	1,996,575	658,904	101,764
14,858	31,037	9,238	43,814	61,244	5,834
19,026	24,896	15,781	23,920	33,680	16,089
465	487	826	554	456	677
9,207	21,149	2,330	19,020	37,630	2,028
17,824	44,480	2,441	39,483	81,090	1,788
787,477	2,506,744	155,413	2,123,366	873,004	128,180

67,773	261,184	12,125	281,421	414,482	24,904
54,188	212,959	3,297	160,209	446,602	9,361
34,855	65,576	1,124	49,547	376,192	3,614
47,075	214,017	8,934	120,126	502,903	334
1,014	3,446	115	1,081	6,728	135
-	-	-	-	167,773	-

688	2,374	88	722	3,176	96

54,957	208,680	10,884	216,878	216,011	20,753
688	2,374	88	722	3,176	96
1,048,715	3,477,354	192,068	2,954,072	3,010,047	187,473

-	-	-	-	-	(3,857)
-	-	-	-	-	(1,430)
-	-	-	-	-	(1,105)
-	-	-	-	-	(148)
-	-	-	-	-	(17)
-	-	-	-	(172,809)	-
-	-	-	-	(186,200)	-
-	-	-	-	(2,541)	-
1,048,715	3,477,354	192,068	2,954,072	2,648,497	180,916
3,887,840	7,172,613	287,052	3,533,991	14,823,647	159,667

(108,642,167)	(79,863,994)	(10,864,819)	(82,740,144)	(21,284,897)	(5,149,934)
-	-	-	-	3,204,737	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	12,896	-	-
(108,642,167)	(79,863,994)	(10,864,819)	(82,727,248)	(18,080,160)	(5,149,934)

97,657,871	95,560,998	10,254,670	107,842,644	48,090,816	6,649,736
-	-	-	-	(1,773,537)	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	3,800	-	-
97,657,871	95,560,998	10,254,670	107,846,444	46,317,279	6,649,736
(10,984,296)	15,697,004	(610,149)	25,119,196	28,237,119	1,499,802
$(7,096,456)	$22,869,617	$(323,097)	$28,653,187	$43,060,766	$1,659,469

$55,372	$138,551	$-	$113,919	$-	$885

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MassMutual Select Blue Chip Growth Fund	MassMutual Select Large Cap Growth Fund
Investment income (Note 2):
	Dividends (a)	$2,138,430	$247,738
	Interest	21,685	3,150
	Total investment income	2,160,115	250,888
Expenses (Note 3):
	Investment management fees	1,441,860	103,477
	Custody fees	26,270	4,357
	Audit and legal fees	21,679	15,252
	Proxy fees	486	465
	Shareholder reporting fees	13,576	1,790
	Trustees' fees	26,219	1,247
		1,530,090	126,588
	Administration fees:
	Class A	101,057	5,659
	Class L	463,614	984
	Class Y	40,168	9,160
	Class S	109,933	15,511
	Class N	1,438	2
	Distribution fees:
	Class N	784	1
	Service fees:
	Class A	61,846	4,009
	Class N	784	1
	Total expenses	2,309,714	161,915
	Expenses waived (Note 3)
	Class A fees waived by advisor	(39,170)	-
	Class L fees waived by advisor	(134,117)	-
	Class Y fees waived by advisor	(22,219)	-
	Class S fees waived by advisor	(61,145)	-
	Class N fees waived by advisor	(432)	-
	Net expenses	2,052,631	161,915
	Net investment income (loss)	107,484	88,973
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(48,870,623)	(5,433,048)
	Futures contracts	-	-
	Foreign currency transactions	59	-
	Net realized gain (loss)	(48,870,564)	(5,433,048)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	119,115,219	6,416,502
	Futures contracts	-	-
	Translation of assets and liabilities in foreign currencies	(24,848)	-
	Net change in unrealized appreciation (depreciation)	119,090,371	6,416,502
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	70,219,807	983,454
	Net increase (decrease) in net assets resulting from operations	$70,327,291	$1,072,427

(a)	Net of withholding tax of:	$11,046	$5,508

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$849,306	$120,863	$2,946,577	$960,982	$1,012,010
1,578	356	4,356	701	16
850,884	121,219	2,950,933	961,683	1,012,026

886,331	23,854	1,312,580	313,873	293,835
18,416	12,571	16,815	4,531	5,276
18,396	16,092	20,197	16,496	19,439
852	456	556	527	564
7,501	2,025	11,068	3,753	3,523
14,102	1,789	22,161	5,638	5,075
945,598	56,787	1,383,377	344,818	327,712

78,141	41,587	177,671	5,738	9,858
107,533	15,346	117,870	43,070	30,491
17,573	4,602	46,445	1,006	2,995
55,150	21,392	64,026	13,942	11,821
164	679	3,084	52	315

104	252	2,006	37	225

56,723	16,651	132,828	4,781	8,215
104	252	2,006	37	225
1,261,090	157,548	1,929,313	413,481	391,857

-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
1,261,090	157,548	1,929,313	413,481	391,857
(410,206)	(36,329)	1,021,620	548,202	620,169

(43,159,632)	(428,620)	(49,846,878)	(36,833,137)	(27,985,607)
-	323,026	-	-	318,004
-	-	-	-	-
(43,159,632)	(105,594)	(49,846,878)	(36,833,137)	(27,667,603)

91,522,864	6,670,502	125,891,640	39,228,495	20,590,479
-	(9,079)	-	-	(239,208)
-	-	-	-	-
91,522,864	6,661,423	125,891,640	39,228,495	20,351,271
48,363,232	6,555,829	76,044,762	2,395,358	(7,316,332)
$47,953,026	$6,519,500	$77,066,382	$2,943,560	$(6,696,163)

$24,277	$1,127	$-	$-	$250

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund
Investment income (Note 2):
	Dividends (a)	$3,552,403	$270,350
	Interest	2,647	246
	Total investment income	3,555,050	270,596
Expenses (Note 3):
	Investment management fees	1,489,705	228,301
	Custody fees	24,826	14,992
	Audit and legal fees	19,778	16,155
	Proxy fees	981	701
	Shareholder reporting fees	11,039	3,096
	Trustees' fees	21,746	4,141
		1,568,075	267,386
	Administration fees:
	Class A	131,324	15,631
	Class L	76,900	24,343
	Class Y	65,530	2,600
	Class S	144,541	15,640
	Class N	2,546	322
	Distribution fees:
	Class N	1,555	225
	Service fees:
	Class A	91,375	12,708
	Class N	1,555	225
	Total expenses	2,083,401	339,080
	Expenses waived (Note 3)
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Net expenses	2,083,401	339,080
	Net investment income (loss)	1,471,649	(68,484)
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(26,287,213)	(14,631,434)
	Futures contracts	-	-
	Foreign currency transactions	(953)	(9,821)
	Net realized gain (loss)	(26,288,166)	(14,641,255)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	26,963,870	19,311,499
	Futures contracts	-	-
	Translation of assets and liabilities in foreign currencies	(195)	(42)
	Net change in unrealized appreciation (depreciation)	26,963,675	19,311,457
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	675,509	4,670,202
	Net increase (decrease) in net assets resulting from operations	$2,147,158	$4,601,718

(a)	Net of withholding tax of:	$1,069	$1,758

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund

$2,677,867	$991,925	$126,224	$68,462	$3,301,243
19,120	2,393	234	239	1,270
2,696,987	994,318	126,458	68,701	3,302,513

3,059,422	1,438,691	208,689	135,731	609,868
51,011	35,115	17,519	4,839	63,918
25,821	20,976	15,235	15,760	18,238
444	556	1,132	712	465
22,444	10,771	2,599	2,306	4,654
47,486	21,163	3,051	2,372	7,731
3,206,628	1,527,272	248,225	161,720	704,874

348,695	115,584	19,706	9,917	64,265
420,629	99,608	16,245	22,493	38,083
91,220	82,675	9,203	491	3,960
99,382	106,184	15,216	6,051	15,492
2,673	762	268	207	84

1,785	416	168	135	60

268,723	70,911	14,112	7,414	53,554
1,785	416	168	135	60
4,441,520	2,003,828	323,311	208,563	880,432

-	-	-	-	(36,478)
-	-	-	-	(21,553)
-	-	-	-	(2,654)
-	-	-	-	(31,073)
-	-	-	-	(41)
4,441,520	2,003,828	323,311	208,563	788,633
(1,744,533)	(1,009,510)	(196,853)	(139,862)	2,513,880

(129,937,630)	(31,304,773)	(7,969,773)	(6,830,925)	(33,360,912)
-	-	-	-	18,699
(2,273)	239	-	-	(2,068,495)
(129,939,903)	(31,304,534)	(7,969,773)	(6,830,925)	(35,410,708)

254,830,043	76,620,370	11,212,979	5,867,731	51,374,416
-	-	-	-	(20,868)
(578)	12,060	-	-	(855,668)
254,829,465	76,632,430	11,212,979	5,867,731	50,497,880
124,889,562	45,327,896	3,243,206	(963,194)	15,087,172
$123,145,029	$44,318,386	$3,046,353	$(1,103,056)	$17,601,052

$17,031	$11,000	$479	$-	$437,164

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund
Investment income (Note 2):
	Dividends (a)	$8,623,494	$-
	Dividends from affiliated issuers	-	14,894
	Interest	1,536	-
	Total investment income	8,625,030	14,894
Expenses (Note 3):
	Investment management fees	2,154,989	30,933
	Custody fees	192,916	16,628
	Audit and legal fees	22,717	16,009
	Proxy fees	697	388
	Shareholder reporting fees	13,344	5,551
	Trustees' fees	26,983	9,372
		2,411,646	78,881
	Administration fees:
	Class A	54,081	25,796
	Class L	157,558	32,052
	Class Y	31,237	5,829
	Class S	42,240	1,895
	Class N	1,158	87
	Distribution fees:
	Class N	984	111
	Service fees:
	Class A	55,343	44,202
	Class N	984	111
	Total expenses	2,755,231	188,964
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	(22,137)	-
	Class L administrative fees waived	(64,494)	-
	Class N administrative fees waived	(393)	-
	Net expenses	2,668,207	188,964
	Net investment income (loss)	5,956,823	(174,070)
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(79,881,444)	(36,150,529)
	Futures contracts	232,539	-
	Realized gain distributions from affiliated issuers (Note 7)	-	2,619
	Foreign currency transactions	4,077,354	-
	Net realized gain (loss)	(75,571,551)	(36,147,910)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	114,183,294	42,466,024
	Futures contracts	(34,654)	-
	Translation of assets and liabilities in foreign currencies	(93,879)	-
	Net change in unrealized appreciation (depreciation)	114,054,761	42,466,024
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	38,483,210	6,318,114
	Net increase (decrease) in net assets resulting from operations	$44,440,033	$6,144,044

(a)	Net of withholding tax of:	$1,158,134	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund

$-	$-	$-	$-	$-
15,444	39,417	33,460	19,345	1,415
-	-	-	-	-
15,444	39,417	33,460	19,345	1,415

30,822	82,074	62,489	37,907	2,679
16,652	16,164	16,088	16,140	16,077
15,834	18,665	17,498	16,076	14,486
386	386	386	386	386
5,014	10,710	8,295	5,405	1,488
8,366	21,144	15,771	9,340	581
77,074	149,143	120,527	85,254	35,697

28,468	68,604	53,151	27,181	709
15,313	98,267	77,428	47,957	477
10,838	24,133	18,073	8,400	579
3,924	9,587	5,789	1,811	362
518	519	291	154	62

590	574	325	182	73

41,964	97,559	76,674	42,049	1,108
590	574	325	182	73
179,279	448,960	352,583	213,170	39,140

-	-	-	-	(2,553)
-	-	-	-	(1,717)
-	-	-	-	(5,561)
-	-	-	-	(20,874)
-	-	-	-	(169)
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
179,279	448,960	352,583	213,170	8,266
(163,835)	(409,543)	(319,123)	(193,825)	(6,851)

(32,619,174)	(77,715,531)	(69,939,423)	(38,077,295)	(2,071,132)
-	-	-	-	-
4,463	20,739	17,349	11,707	949
-	-	-	-	-
(32,614,711)	(77,694,792)	(69,922,074)	(38,065,588)	(2,070,183)

40,773,475	103,341,890	91,869,077	51,742,583	3,244,389
-	-	-	-	-
-	-	-	-	-
40,773,475	103,341,890	91,869,077	51,742,583	3,244,389
8,158,764	25,647,098	21,947,003	13,676,995	1,174,206
$7,994,929	$25,237,555	$21,627,880	$13,483,170	$1,167,355

$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Strategic Bond Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,913,193	$16,256,829
Net realized gain (loss) on investment transactions	(8,880,666)	6,739,185
Net change in unrealized appreciation (depreciation) on investments	18,081,304	(45,388,258)
Net increase (decrease) in net assets resulting from operations	15,113,831	(22,392,244)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(3,761,647)
Class L	-	(1,218,713)
Class Y	-	(3,758,898)
Class S	-	(3,210,891)
Class N	-	(36,545)
Total distributions from net investment income	-	(11,986,694)
From net realized gains:
Class A	-	(1,955,742)
Class L	-	(593,998)
Class Y	-	(1,880,600)
Class S	-	(1,478,862)
Class N	-	(21,248)
Total distributions from net realized gains	-	(5,930,450)
Tax return of capital:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	(11,773,842)	(1,044,889)
Class L	1,712,864	(4,524,564)
Class Y	(18,329,656)	(73,215,657)
Class S	7,284,632	(42,225,239)
Class N	(100,418)	(2,671,597)
Increase (decrease) in net assets from fund share transactions	(21,206,420)	(123,681,946)
Total increase (decrease) in net assets	(6,092,589)	(163,991,334)
Net assets
Beginning of period	205,940,094	369,931,428
End of period	$199,847,505	$205,940,094
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$11,959,296	$6,046,103

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund		MassMutual Select Diversified Value Fund		MassMutual Select Fundamental Value Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$1,569,585	$4,778,821	$3,887,840	$11,740,353	$7,172,613	$17,487,869
(5,164,337)	(13,192,435)	(108,642,167)	(40,638,475)	(79,863,994)	(44,281,919)
10,224,375	(31,342,686)	97,657,871	(205,032,536)	95,560,998	(372,449,555)
6,629,623	(39,756,300)	(7,096,456)	(233,930,658)	22,869,617	(399,243,605)

-	(817,749)	-	(1,733,758)	-	(3,514,518)
-	(2,691,317)	-	(1,642,398)	-	(3,209,689)
-	(1,883,958)	-	(2,091,754)	-	(2,301,995)
-	(727,050)	-	(6,229,433)	-	(8,525,474)
-	(24,074)	-	(16,686)	-	(36,488)
-	(6,144,148)	-	(11,714,029)	-	(17,588,164)

-	(67,527)	-	(203,633)	-	(3,010,848)
-	(207,743)	-	(166,620)	-	(2,763,764)
-	(152,243)	-	(197,307)	-	(1,279,915)
-	(44,475)	-	(554,927)	-	(5,945,531)
-	(1,975)	-	(2,135)	-	(30,507)
-	(473,963)	-	(1,124,622)	-	(13,030,565)

-	(7,754)	-	(8,282)	-	-
-	(25,522)	-	(7,846)	-	-
-	(17,862)	-	(9,995)	-	-
-	(6,892)	-	(29,760)	-	-
-	(227)	-	(78)	-	-
-	(58,257)	-	(55,961)	-	-

(4,597,521)	(7,396,111)	(5,932,167)	(11,385,658)	1,545,727	(6,652,262)
(10,336,913)	(17,095,068)	(7,201,351)	(6,988,358)	(1,479,942)	(35,756,356)
(4,489,971)	(34,884,670)	(17,052,439)	(31,540,830)	898,582	2,948,091
2,624,438	(13,043,285)	24,828,985	(42,544,557)	20,601,934	(8,767,876)
(3,443)	(286,312)	(38,939)	(1,316,468)	(163,742)	263,050
(16,803,410)	(72,705,446)	(5,395,911)	(93,775,871)	21,402,559	(47,965,353)
(10,173,787)	(119,138,114)	(12,492,367)	(340,601,141)	44,272,176	(477,827,687)

95,819,129	214,957,243	305,701,974	646,303,115	769,420,225	1,247,247,912
$85,645,342	$95,819,129	$293,209,607	$305,701,974	$813,692,401	$769,420,225
$609,096	$(960,489)	$3,849,056	$(38,784)	$7,096,987	$(75,626)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Value Equity Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$287,052	$1,024,550
Net realized gain (loss) on investment transactions	(10,864,819)	(18,876,941)
Net change in unrealized appreciation (depreciation) on investments	10,254,670	(11,579,470)
Net increase (decrease) in net assets resulting from operations	(323,097)	(29,431,861)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(180,700)
Class L	-	(143,169)
Class Y	-	(48,691)
Class S	-	(652,450)
Class N	-	(1,205)
Class Z	-	-
Total distributions from net investment income	-	(1,026,215)
From net realized gains:
Class A	-	(170,025)
Class L	-	(131,401)
Class Y	-	(31,216)
Class S	-	(468,863)
Class N	-	(1,392)
Class Z	-	-
Total distributions from net realized gains	-	(802,897)
Tax return of capital:
Class A	-	(188)
Class L	-	(149)
Class Y	-	(51)
Class S	-	(679)
Class N	-	(1)
Total tax return of capital	-	(1,068)
Net fund share transactions (Note 5):
Class A	(19,851)	(2,888,148)
Class L	(5,695,067)	38,233
Class Y	(133,730)	283,884
Class S	(7,193,342)	(4,045,333)
Class N	111	(459)
Class Z	-	-
Increase (decrease) in net assets from fund share transactions	(13,041,879)	(6,611,823)
Total increase (decrease) in net assets	(13,364,976)	(37,873,864)
Net assets
Beginning of period	45,175,014	83,048,878
End of period	$31,810,038	$45,175,014
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$278,665	$(8,387)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund		MassMutual Select Indexed Equity Fund		MassMutual Select Core Opportunities Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$3,533,991	$9,126,436	$14,823,647	$36,987,036	$159,667	$388,355
(82,727,248)	6,420,464	(18,080,160)	(40,571,147)	(5,149,934)	(13,533,227)
107,846,444	(520,373,153)	46,317,279	(846,497,538)	6,649,736	(8,257,552)
28,653,187	(504,826,253)	43,060,766	(850,081,649)	1,659,469	(21,402,424)

-	(1,634,481)	-	(4,188,534)	-	(185,350)
-	(1,535,617)	-	(5,198,579)	-	(86,127)
-	(849,726)	-	(6,337,250)	-	(75,726)
-	(5,147,664)	-	(9,320,497)	-	(17,451)
-	(3,971)	-	(45,972)	-	(38)
-	-	-	(11,484,822)	-	-
-	(9,171,459)	-	(36,575,654)	-	(364,692)

-	(6,231,839)	-	(940,984)	-	(397,962)
-	(3,999,085)	-	(1,121,359)	-	(156,005)
-	(1,988,899)	-	(1,280,996)	-	(121,296)
-	(10,944,751)	-	(2,040,174)	-	(182,868)
-	(17,701)	-	(13,612)	-	(3,421)
-	-	-	(1,956,585)	-	-
-	(23,182,275)	-	(7,353,710)	-	(861,552)

-	(91,549)	-	-	-	(14,335)
-	(86,001)	-	-	-	(6,661)
-	(47,624)	-	-	-	(5,855)
-	(288,365)	-	-	-	(1,348)
-	(205)	-	-	-	(3)
-	(513,744)	-	-	-	(28,202)

(13,879,335)	(43,856,054)	5,949,564	(13,636,235)	(737,179)	2,675,742
(21,698,823)	(19,462,818)	(2,186,054)	(18,152,221)	307,963	1,515,014
(1,213,388)	(27,966,941)	(11,788,616)	(20,189,046)	33,196	786,307
(39,305,267)	(66,963,142)	(19,808,651)	(96,588,940)	136,305	(5,705,791)
69,661	370,003	(105,058)	(997,594)	3,798	23,010
-	-	8,233,341	100,238,120	-	-
(76,027,152)	(157,878,952)	(19,705,474)	(49,325,916)	(255,917)	(705,718)
(47,373,965)	(695,572,683)	23,355,292	(943,336,929)	1,403,552	(23,362,588)

709,586,490	1,405,159,173	1,408,944,375	2,352,281,304	30,891,359	54,253,947
$662,212,525	$709,586,490	$1,432,299,667	$1,408,944,375	$32,294,911	$30,891,359
$3,250,793	$(283,198)	$14,959,276	$135,629	$156,587	$(3,080)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Blue Chip Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$107,484	$524,193
Net realized gain (loss) on investment transactions	(48,870,564)	(91,613,180)
Net change in unrealized appreciation (depreciation) on investments	119,090,371	(239,126,036)
Net increase (decrease) in net assets resulting from operations	70,327,291	(330,215,023)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(10,978)
Class L	-	(54,411)
Class Y	-	(39,475)
Class S	-	(288,029)
Class N	-	(282)
Total distributions from net investment income	-	(393,175)
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Tax return of capital:
Class Y	-	-
Class S	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	(389,017)	(11,685,204)
Class L	(9,013,107)	(51,798,745)
Class Y	9,182,086	(11,082,711)
Class S	(4,531,895)	5,967,719
Class N	(29,202)	(1,515,678)
Increase (decrease) in net assets from fund share transactions	(4,781,135)	(70,114,619)
Total increase (decrease) in net assets	65,546,156	(400,722,817)
Net assets
Beginning of period	436,408,908	837,131,725
End of period	$501,955,064	$436,408,908
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$136,200	$28,716

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund		MassMutual Select Aggressive Growth Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$88,973	$22,889	$(410,206)	$(2,035,428)
(5,433,048)	(4,825,568)	(43,159,632)	1,539,960
6,416,502	(12,284,054)	91,522,864	(223,269,661)
1,072,427	(17,086,733)	47,953,026	(223,765,129)

-	-	-	-
-	-	-	-
-	(11,189)	-	-
-	(12,728)	-	-
-	-	-	-
-	(23,917)	-	-

-	-	-	(2,380,276)
-	-	-	(3,142,109)
-	-	-	(865,552)
-	-	-	(5,648,981)
-	-	-	(4,428)
-	-	-	(12,041,346)

-	(27,013)	-	-
-	(30,732)	-	-
-	(57,745)	-	-

(427,652)	(807,451)	(1,886,613)	(35,140,475)
3,818,429	(883,992)	(14,521,633)	(15,197,177)
671,906	945,362	(2,260,069)	(14,290,294)
37,497,587	(4,759,153)	(763,299)	(59,623,085)
-	-	(27,975)	(722,836)
41,560,270	(5,505,234)	(19,459,589)	(124,973,867)
42,632,697	(22,673,629)	28,493,437	(360,780,342)

22,761,789	45,435,418	235,630,651	596,410,993
$65,394,486	$22,761,789	$264,124,088	$235,630,651
$85,245	$(3,728)	$(455,134)	$(44,928)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select NASDAQ-100 Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(36,329)	$(143,333)
Net realized gain (loss) on investment transactions	(105,594)	(994,265)
Net change in unrealized appreciation (depreciation) on investments	6,661,423	(21,553,777)
Net increase (decrease) in net assets resulting from operations	6,519,500	(22,691,375)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Tax return of capital:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	267,230	(643,310)
Class L	940,761	(2,316,629)
Class Y	19,165	165,790
Class S	1,090,150	(2,627,098)
Class N	130,938	(268,296)
Increase (decrease) in net assets from fund share transactions	2,448,244	(5,689,543)
Total increase (decrease) in net assets	8,967,744	(28,380,918)
Net assets
Beginning of period	29,692,625	58,073,543
End of period	$38,660,369	$29,692,625
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(24,933)	$11,396

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund		MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$1,021,620	$6,807,764	$548,202	$1,482,868	$620,169	$1,920,419
(49,846,878)	(33,899,419)	(36,833,137)	(41,908,996)	(27,667,603)	(26,887,573)
125,891,640	(292,608,067)	39,228,495	(17,577,859)	20,351,271	(21,117,815)
77,066,382	(319,699,722)	2,943,560	(58,003,987)	(6,696,163)	(46,084,969)

-	(1,487,151)	-	(52,923)	-	(103,466)
-	(1,280,737)	-	(490,432)	-	(427,587)
-	(1,074,736)	-	(36,547)	-	(85,461)
-	(2,965,234)	-	(1,123,468)	-	(1,133,557)
-	(16,099)	-	(321)	-	(1,745)
-	(6,823,957)	-	(1,703,691)	-	(1,751,816)

-	(6,750,380)	-	(369)	-	(4,516)
-	(4,833,461)	-	(2,584)	-	(12,545)
-	(3,705,558)	-	(137)	-	(2,809)
-	(9,345,262)	-	(5,542)	-	(32,436)
-	(95,122)	-	(2)	-	(131)
-	(24,729,783)	-	(8,634)	-	(52,437)

-	(494)	-	(8,604)	-	(3,559)
-	(426)	-	(79,646)	-	(14,702)
-	(357)	-	(5,948)	-	(2,939)
-	(986)	-	(182,392)	-	(38,968)
-	(6)	-	(55)	-	(60)
-	(2,269)	-	(276,645)	-	(60,228)

(3,344,071)	(22,685,536)	(347,545)	(2,204,407)	(897,053)	(3,283,378)
(4,963,226)	(22,437,254)	(2,544,594)	(23,121,396)	(2,287,476)	(5,820,867)
(11,131,366)	(22,243,260)	(1,235,100)	1,880,644	(288,330)	(2,132,817)
14,273,559	(71,644,270)	(3,114,740)	(24,613,002)	(2,494,697)	(4,877,969)
154,041	109,345	941	7,778	20,933	10,500
(5,011,063)	(138,900,975)	(7,241,038)	(48,050,383)	(5,946,623)	(16,104,531)
72,055,319	(490,156,706)	(4,297,478)	(108,043,340)	(12,642,786)	(64,053,981)

377,065,526	867,222,232	99,994,380	208,037,720	93,536,457	157,590,438
$449,120,845	$377,065,526	$95,696,902	$99,994,380	$80,893,671	$93,536,457
$948,076	$(73,544)	$942,029	$393,827	$653,707	$33,538

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,471,649	$2,292,241
Net realized gain (loss) on investment transactions	(26,288,166)	3,402,286
Net change in unrealized appreciation (depreciation) on investments	26,963,675	(159,566,486)
Net increase (decrease) in net assets resulting from operations	2,147,158	(153,871,959)
Distributions to shareholders (Note 2):
From net investment income:
Class Y	-	(164,202)
Class S	-	(491,096)
Total distributions from net investment income	-	(655,298)
From net realized gains:
Class A	-	(3,793,183)
Class L	-	(2,233,092)
Class Y	-	(3,218,742)
Class S	-	(7,993,341)
Class N	-	(52,576)
Total distributions from net realized gains	-	(17,290,934)
Net fund share transactions (Note 5):
Class A	(6,073,774)	(10,339,544)
Class L	(2,057,790)	(35,965,677)
Class Y	(7,450,002)	4,401,955
Class S	489,421	25,061,462
Class N	126,197	(53,221)
Increase (decrease) in net assets from fund share transactions	(14,965,948)	(16,895,025)
Total increase (decrease) in net assets	(12,818,790)	(188,713,216)
Net assets
Beginning of period	391,975,718	580,688,934
End of period	$379,156,928	$391,975,718
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$3,549,006	$2,077,357

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund		MassMutual Select Mid Cap Growth Equity II Fund		MassMutual Select Small Cap Growth Equity Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$(68,484)	$(417,603)	$(1,744,533)	$(4,988,204)	$(1,009,510)	$(269,574)
(14,641,255)	(40,003,355)	(129,939,903)	(9,596,437)	(31,304,534)	(39,393,349)
19,311,457	(27,474,834)	254,829,465	(579,877,441)	76,632,430	(219,901,985)
4,601,718	(67,895,792)	123,145,029	(594,462,082)	44,318,386	(259,564,908)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	(15,215,362)	-	-
-	-	-	(19,426,586)	-	-
-	-	-	(7,407,748)	-	-
-	-	-	(15,732,764)	-	-
-	-	-	(86,301)	-	-
-	-	-	(57,868,761)	-	-

(584,685)	(6,028,371)	5,092,914	(18,540,293)	(2,340,283)	(10,341,006)
(1,175,109)	(6,185,045)	591,031	(68,156,290)	(10,214,979)	(7,894,750)
103,735	217,255	2,425,326	(39,502,889)	(7,159,596)	(5,904,654)
(7,986,757)	(5,998,724)	24,375,185	1,300,112	12,234,722	(34,758,992)
(10,307)	11,459	84,416	(1,657,896)	62,125	(549,339)
(9,653,123)	(17,983,426)	32,568,872	(126,557,256)	(7,418,011)	(59,448,741)
(5,051,405)	(85,879,218)	155,713,901	(778,888,099)	36,900,375	(319,013,649)

72,693,766	158,572,984	798,292,945	1,577,181,044	368,583,680	687,597,329
$67,642,361	$72,693,766	$954,006,846	$798,292,945	$405,484,055	$368,583,680
$(74,827)	$(6,343)	$(1,653,222)	$91,311	$(1,000,787)	$8,723

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(196,853)	$(618,142)
Net realized gain (loss) on investment transactions	(7,969,773)	(26,605,311)
Net change in unrealized appreciation (depreciation) on investments	11,212,979	(19,185,785)
Net increase (decrease) in net assets resulting from operations	3,046,353	(46,409,238)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
From net realized gains:
Class A	-	(239,793)
Class L	-	(157,562)
Class Y	-	(44,988)
Class S	-	(204,782)
Class N	-	(2,890)
Total distributions from net realized gains	-	(650,015)
Tax return of capital:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	(1,696,368)	(22,641,248)
Class L	(1,852,697)	(18,257,570)
Class Y	2,388,745	6,979,813
Class S	(2,070,877)	(10,975,229)
Class N	(36,890)	(35,627)
Increase (decrease) in net assets from fund share transactions	(3,268,087)	(44,929,861)
Total increase (decrease) in net assets	(221,734)	(91,989,114)
Net assets
Beginning of period	53,383,085	145,372,199
End of period	$53,161,351	$53,383,085
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(236,267)	$(39,414)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund		MassMutual Select Diversified International Fund		MassMutual Select Overseas Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$(139,862)	$(500,967)	$2,513,880	$5,694,387	$5,956,823	$17,683,514
(6,830,925)	(19,032,169)	(35,410,708)	(34,055,497)	(75,571,551)	(47,547,887)
5,867,731	(18,424,634)	50,497,880	(107,137,592)	114,054,761	(337,333,139)
(1,103,056)	(37,957,770)	17,601,052	(135,498,702)	44,440,033	(367,197,512)

-	-	-	-	-	(3,930,365)
-	-	-	-	-	(12,376,824)
-	-	-	-	-	(5,547,078)
-	-	-	-	-	(16,925,349)
-	-	-	-	-	(72,039)
-	-	-	-	-	(38,851,655)

-	-	-	-	-	(2,693,464)
-	-	-	-	-	(8,296,757)
-	-	-	-	-	(3,193,840)
-	-	-	-	-	(11,509,470)
-	-	-	-	-	(44,375)
-	-	-	-	-	(25,737,906)

-	-	-	-	-	(10,264,727)
-	-	-	-	-	(32,422,710)
-	-	-	-	-	(14,811,467)
-	-	-	-	-	(44,250,782)
-	-	-	-	-	(190,808)
-	-	-	-	-	(101,940,494)

(519,350)	(3,127,071)	4,936,038	80,574,168	(2,385,228)	(148,636,182)
(1,405,752)	(9,931,562)	1,991,881	(616,950)	(34,308,175)	(14,230,014)
(36,397)	(588,190)	101,194	9,100,704	4,697,019	(22,938,387)
(6,223,505)	(11,503,208)	3,035,413	13,561,774	(11,338,250)	(66,593,388)
-	-	99	1,036	(195,570)	(1,193,024)
(8,185,004)	(25,150,031)	10,064,625	102,620,732	(43,530,204)	(253,590,995)
(9,288,060)	(63,107,801)	27,665,677	(32,877,970)	909,829	(787,318,562)

43,902,491	107,010,292	131,016,112	163,894,082	474,881,459	1,262,200,021
$34,614,431	$43,902,491	$158,681,789	$131,016,112	$475,791,288	$474,881,459
$(150,848)	$(10,986)	$769,247	$(1,744,633)	$1,737,766	$(4,219,057)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement Income Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(174,070)	$8,344,814
Net realized gain (loss) on investment transactions	(36,147,910)	(8,650,857)
Net change in unrealized appreciation (depreciation) on investments	42,466,024	(35,413,124)
Net increase (decrease) in net assets resulting from operations	6,144,044	(35,719,167)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(2,125,779)
Class L	-	(2,843,213)
Class Y	-	(3,005,289)
Class S	-	(843,059)
Class N	-	(4,092)
Total distributions from net investment income	-	(8,821,432)
From net realized gains:
Class A	-	(1,070,229)
Class L	-	(1,727,236)
Class Y	-	(1,660,081)
Class S	-	(548,408)
Class N	-	(2,570)
Total distributions from net realized gains	-	(5,008,524)
Tax return of capital:
Class A	-	(330,979)
Class L	-	(442,495)
Class Y	-	(467,903)
Class S	-	(131,293)
Class N	-	(687)
Total tax return of capital	-	(1,373,357)
Net fund share transactions (Note 5):
Class A	(8,962,609)	1,338,547
Class L	(18,161,083)	(15,348,870)
Class Y	(40,749,977)	(18,514,418)
Class S	(4,712,600)	10,895,364
Class N	(1,053)	(8,745)
Increase (decrease) in net assets from fund share transactions	(72,587,322)	(21,638,122)
Total increase (decrease) in net assets	(66,443,278)	(72,560,602)
Net assets
Beginning of period	173,921,170	246,481,772
End of period	$107,477,892	$173,921,170
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(193,881)	$(19,811)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund		MassMutual Select Destination Retirement 2020 Fund		MassMutual Select Destination Retirement 2030 Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$(163,835)	$5,695,453	$(409,543)	$11,389,428	$(319,123)	$6,050,916
(32,614,711)	(14,061,247)	(77,694,792)	(35,576,830)	(69,922,074)	(22,903,606)
40,773,475	(48,687,333)	103,341,890	(177,952,442)	91,869,077	(164,121,353)
7,994,929	(57,053,127)	25,237,555	(202,139,844)	21,627,880	(180,974,043)

-	(1,491,168)	-	(2,710,468)	-	(1,573,768)
-	(1,447,340)	-	(4,516,014)	-	(2,564,446)
-	(1,694,885)	-	(2,635,848)	-	(1,337,491)
-	(1,360,353)	-	(2,239,634)	-	(1,030,357)
-	(17,684)	-	(12,848)	-	(3,856)
-	(6,011,430)	-	(12,114,812)	-	(6,509,918)

-	(1,346,735)	-	(4,848,795)	-	(5,464,485)
-	(1,335,771)	-	(8,090,764)	-	(9,011,972)
-	(1,306,340)	-	(3,885,795)	-	(3,726,818)
-	(1,248,618)	-	(4,024,373)	-	(3,934,798)
-	(19,053)	-	(20,596)	-	(14,176)
-	(5,256,517)	-	(20,870,323)	-	(22,152,249)

-	(500,034)	-	(1,453,493)	-	(1,293,015)
-	(485,518)	-	(2,422,273)	-	(2,106,364)
-	(568,386)	-	(1,413,859)	-	(1,098,368)
-	(456,282)	-	(1,201,390)	-	(846,503)
-	(6,049)	-	(6,498)	-	(3,208)
-	(2,016,269)	-	(6,497,513)	-	(5,347,458)

(5,555,252)	(15,971,686)	(8,373,733)	(28,316,210)	(8,718,331)	(16,911,413)
(20,036,809)	(6,509,548)	(33,989,506)	(36,355,950)	(27,691,202)	(22,975,859)
(12,391,956)	(21,176,215)	(18,126,246)	(11,085,175)	(5,494,978)	1,704,263
1,425,481	9,672,396	6,749,144	14,779,757	8,592,522	8,564,130
(4,274)	(56,800)	77,449	153,375	135,341	8,424
(36,562,810)	(34,041,853)	(53,662,892)	(60,824,203)	(33,176,648)	(29,610,455)
(28,567,881)	(104,379,196)	(28,425,337)	(302,446,695)	(11,548,768)	(244,594,123)

146,392,023	250,771,219	369,470,021	671,916,716	274,362,020	518,956,143
$117,824,142	$146,392,023	$341,044,684	$369,470,021	$262,813,252	$274,362,020
$(177,847)	$(14,012)	$(446,099)	$(36,556)	$(352,076)	$(32,953)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement 2040 Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(193,825)	$3,212,215
Net realized gain (loss) on investment transactions	(38,065,588)	(16,842,089)
Net change in unrealized appreciation (depreciation) on investments	51,742,583	(95,779,672)
Net increase (decrease) in net assets resulting from operations	13,483,170	(109,409,546)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(719,734)
Class L	-	(1,456,998)
Class Y	-	(682,954)
Class S	-	(609,203)
Class N	-	(2,459)
Total distributions from net investment income	-	(3,471,348)
From net realized gains:
Class A	-	(2,771,209)
Class L	-	(5,976,839)
Class Y	-	(2,279,377)
Class S	-	(2,351,991)
Class N	-	(10,509)
Total distributions from net realized gains	-	(13,389,925)
Tax return of capital:
Class A	-	(743,504)
Class L	-	(1,505,299)
Class Y	-	(705,844)
Class S	-	(629,450)
Class N	-	(2,511)
Total tax return of capital	-	(3,586,608)
Net fund share transactions (Note 5):
Class A	(519,427)	(2,191,519)
Class L	(13,569,381)	(16,947,220)
Class Y	(4,179,784)	5,365,285
Class S	6,070,879	4,954,418
Class N	45,623	7,096
Increase (decrease) in net assets from fund share transactions	(12,152,090)	(8,811,940)
Total increase (decrease) in net assets	1,331,080	(138,669,367)
Net assets
Beginning of period	161,324,740	299,994,107
End of period	$162,655,820	$161,324,740
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(212,770)	$(18,945)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$(6,851)	$212,690
(2,070,183)	(520,190)
3,244,389	(4,767,333)
1,167,355	(5,074,833)

-	(16,218)
-	(11,601)
-	(39,176)
-	(207,138)
-	(1,468)
-	(275,601)

-	-
-	-
-	-
-	-
-	-
-	-

-	(12,449)
-	(8,899)
-	(30,035)
-	(158,842)
-	(1,141)
-	(211,366)

653,927	734,657
392,209	512,523
568,305	1,889,098
979,193	1,959,383
-	2,609
2,593,634	5,098,270
3,760,989	(463,530)

9,578,399	10,041,929
$13,339,388	$9,578,399
$(7,255)	$(404)

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$8.37		$10.00	$9.99	$9.97	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.51 ***	0.46 ***	0.43 ***	0.33 ***	-
Net realized and unrealized gain (loss) on investments	0.44		(1.39)	(0.08)	(0.03)	(0.19)	-
Total income (loss) from investment operations	0.68		(0.88)	0.38	0.40	0.14	-
Less distributions to shareholders:
From net investment income	-		(0.49)	(0.37)	(0.38)	(0.17)	-
From net realized gains	-		(0.26)	-	-	-	-
Total distributions	-		(0.75)	(0.37)	(0.38)	(0.17)	-
Net asset value, end of period	$9.05		$8.37	$10.00	$9.99	$9.97	$10.00
Total Return ^	7.89%	**^^	(8.60% )^^	3.95% ^^	3.99% ^^	1.37% ^^	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,764		$67,723	$82,172	$39,420	$20,689	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.10%	1.09%	1.11%	1.21%	-‡
After expense waiver	N/A		1.07%#	1.00%#	0.96%#	1.00%#	N/A‡
Net investment income (loss) to average daily net assets	5.63%	*	5.25%	4.59%	4.28%	3.25%	-‡
Portfolio turnover rate	21%	**	74%	248%	162%	566%	-‡
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$8.39		$10.03	$10.01	$9.98	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.55 ***	0.49 ***	0.46 ***	0.39 ***	-
Net realized and unrealized gain (loss) on investments	0.43		(1.41)	(0.08)	(0.03)	(0.23)	-
Total income (loss) from investment operations	0.69		(0.86)	0.41	0.43	0.16	-
Less distributions to shareholders:
From net investment income	-		(0.52)	(0.39)	(0.40)	(0.18)	-
From net realized gains	-		(0.26)	-	-	-	-
Total distributions	-		(0.78)	(0.39)	(0.40)	(0.18)	-
Net asset value, end of period	$9.08		$8.39	$10.03	$10.01	$9.98	$10.00
Total Return ^	7.99%	**	(8.42% )	4.23%	4.31%	1.57%	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,973		$20,994	$29,782	$17,942	$3,933	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.85%	0.84%	0.86%	0.96%	-‡
After expense waiver	N/A		0.82%#	0.75%#	0.71%#	0.75%#	N/A‡
Net investment income (loss) to average daily net assets	6.05%	*	5.68%	4.83%	4.53%	3.82%	-‡
Portfolio turnover rate	21%	**	74%	248%	162%	566%	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$8.40		$10.04	$10.02	$9.98	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.56 ***	0.49 ***	0.46 ***	0.37 ***	-
Net realized and unrealized gain (loss) on investments	0.44		(1.41)	(0.08)	(0.03)	(0.21)	-
Total income (loss) from investment operations	0.70		(0.85)	0.41	0.43	0.16	-
Less distributions to shareholders:
From net investment income	-		(0.53)	(0.39)	(0.39)	(0.18)	-
From net realized gains	-		(0.26)	-	-	-	-
Total distributions	-		(0.79)	(0.39)	(0.39)	(0.18)	-
Net asset value, end of period	$9.10		$8.40	$10.04	$10.02	$9.98	$10.00
Total Return ^	8.10%	**	(8.30% )	4.26%	4.38%	1.57%	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,850		$63,385	$150,260	$109,603	$59,396	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.70%	0.69%	0.70%	0.81%	-‡
After expense waiver	N/A		N/A	N/A	N/A	0.75%#	N/A‡
Net investment income (loss) to average daily net assets	6.25%	*	5.73%	4.87%	4.53%	3.64%	-‡
Portfolio turnover rate	21%	**	74%	248%	162%	566%	-‡
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$8.40		$10.04	$10.02	$9.99	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.56 ***	0.50 ***	0.46 ***	0.33 ***	-
Net realized and unrealized gain (loss) on investments	0.43		(1.40)	(0.08)	(0.03)	(0.16)	-
Total income (loss) from investment operations	0.70		(0.84)	0.42	0.43	0.17	-
Less distributions to shareholders:
From net investment income	-		(0.54)	(0.40)	(0.40)	(0.18)	-
From net realized gains	-		(0.26)	-	-	-	-
Total distributions	-		(0.80)	(0.40)	(0.40)	(0.18)	-
Net asset value, end of period	$9.10		$8.40	$10.04	$10.02	$9.99	$10.00
Total Return ^	8.10%	**	(8.19% )	4.32%	4.31%	1.65%	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$65,551		$53,079	$104,158	$71,375	$62,533	$49,596
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%	*	0.65%	0.64%	0.65%	0.76%	-‡
After expense waiver	N/A		N/A	N/A	N/A	0.70%#	N/A‡
Net investment income (loss) to average daily net assets	6.36%	*	5.78%	4.93%	4.56%	3.23%	-‡
Portfolio turnover rate	21%	**	74%	248%	162%	566%	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$8.37		$9.96	$9.96	$9.96	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.46 ***	0.43 ***	0.40 ***	0.28 ***	-
Net realized and unrealized gain (loss) on investments	0.45		(1.37)	(0.08)	(0.03)	(0.18)	-
Total income (loss) from investment operations	0.67		(0.91)	0.35	0.37	0.10	-
Less distributions to shareholders:
From net investment income	-		(0.42)	(0.35)	(0.37)	(0.14)	-
From net realized gains	-		(0.26)	-	-	-	-
Total distributions	-		(0.68)	(0.35)	(0.37)	(0.14)	-
Net asset value, end of period	$9.04		$8.37	$9.96	$9.96	$9.96	$10.00
Total Return ^	7.64%	**^^	(8.86% )^^	3.62% ^^	3.73% ^^	0.99% ^^	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$709		$758	$3,560	$2,040	$208	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.40%	1.39%	1.41%	1.51%	-‡
After expense waiver	N/A		1.35%#	1.30%#	1.26%#	1.30%#	N/A‡
Net investment income (loss) to average daily net assets	5.32%	*	4.72%	4.28%	3.99%	2.78%	-‡
Portfolio turnover rate	21%	**	74%	248%	162%	566%	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.46		$10.86	$11.42	$10.56	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.27 ***	0.26 ***	0.24 ***	0.15 ***	0.11	***
Net realized and unrealized gain (loss) on investments	0.53		(3.15)	(0.01)	0.97	0.20	0.42
Total income (loss) from investment operations	0.65		(2.88)	0.25	1.21	0.35	0.53
Less distributions to shareholders:
From net investment income	-		(0.48)	(0.25)	(0.24)	(0.18)	(0.08)
From net realized gains	-		(0.04)	(0.56)	(0.11)	(0.06)	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.52)	(0.81)	(0.35)	(0.24)	(0.08)
Net asset value, end of period	$8.11		$7.46	$10.86	$11.42	$10.56	$10.45
Total Return ^	8.57%	**^^	(26.48% )^^	2.20% ^^	11.54% ^^	3.33% ^^	5.34%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,577		$13,400	$27,308	$32,130	$26,267	$32,987
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.28%	1.24%	1.23%	1.23%	1.24%
After expense waiver	N/A		N/A	N/A##	1.21%#	1.21%#	1.21%#	^^^
Net investment income (loss) to average daily net assets	3.16%	*	2.70%	2.25%	2.16%	1.40%	1.10%
Portfolio turnover rate	42%	**	111%	113%	85%	211%	129%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.47		$10.88	$11.45	$10.58	$10.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.31 ***	0.29 ***	0.26 ***	0.18 ***	0.13	***
Net realized and unrealized gain (loss) on investments	0.51		(3.17)	(0.02)	0.98	0.20	0.43
Total income (loss) from investment operations	0.65		(2.86)	0.27	1.24	0.38	0.56
Less distributions to shareholders:
From net investment income	-		(0.51)	(0.28)	(0.26)	(0.22)	(0.08)
From net realized gains	-		(0.04)	(0.56)	(0.11)	(0.06)	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.55)	(0.84)	(0.37)	(0.28)	(0.08)
Net asset value, end of period	$8.12		$7.47	$10.88	$11.45	$10.58	$10.48
Total Return ^	8.56%	**	(26.17% )	2.42%	11.73%	3.63%	5.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,106		$41,913	$78,846	$94,872	$101,151	$104,995
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.03%	0.99%	0.98%	0.98%	0.98%
After expense waiver	N/A		N/A	N/A##	0.96%#	0.96%#	0.96%#	^^^
Net investment income (loss) to average daily net assets	3.82%	*	3.19%	2.50%	2.39%	1.68%	1.28%
Portfolio turnover rate	42%	**	111%	113%	85%	211%	129%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.46		$10.86	$11.45	$10.58	$10.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.33 ***	0.31 ***	0.28 ***	0.19 ***	0.14	***
Net realized and unrealized gain (loss) on investments	0.50		(3.17)	(0.02)	0.98	0.20	0.43
Total income (loss) from investment operations	0.65		(2.84)	0.29	1.26	0.39	0.57
Less distributions to shareholders:
From net investment income	-		(0.52)	(0.32)	(0.28)	(0.23)	(0.09)
From net realized gains	-		(0.04)	(0.56)	(0.11)	(0.06)	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.56)	(0.88)	(0.39)	(0.29)	(0.09)
Net asset value, end of period	$8.11		$7.46	$10.86	$11.45	$10.58	$10.48
Total Return ^	8.71%	**	(26.19% )	2.68%	11.90%	3.76%	5.74%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,475		$28,906	$78,883	$95,028	$78,145	$99,246
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	0.88%	0.84%	0.83%	0.83%	0.83%
After expense waiver	N/A		N/A	N/A##	0.81%#	0.81%#	0.81%#	^^^
Net investment income (loss) to average daily net assets	4.01%	*	3.29%	2.64%	2.54%	1.82%	1.41%
Portfolio turnover rate	42%	**	111%	113%	85%	211%	129%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.44		$10.85	$11.45	$10.58	$10.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.33 ***	0.32 ***	0.29 ***	0.20 ***	0.12	***
Net realized and unrealized gain (loss) on investments	0.50		(3.16)	(0.02)	0.98	0.19	0.47
Total income (loss) from investment operations	0.65		(2.83)	0.30	1.27	0.39	0.59
Less distributions to shareholders:
From net investment income	-		(0.53)	(0.34)	(0.29)	(0.24)	(0.10)
From net realized gains	-		(0.04)	(0.56)	(0.11)	(0.06)	-
Tax return of capital	-		(0.01)	-	-	-	-
Total distributions	-		(0.58)	(0.90)	(0.40)	(0.30)	(0.10)
Net asset value, end of period	$8.09		$7.44	$10.85	$11.45	$10.58	$10.49
Total Return ^	8.74%	**	(26.12% )	2.69%	11.97%	3.85%	5.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,033		$11,176	$29,026	$23,044	$15,026	$13,159
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.83%	0.79%	0.78%	0.78%	0.84%
After expense waiver	N/A		N/A	N/A##	0.76%#	0.76%#	0.76%#	^^^
Net investment income (loss) to average daily net assets	4.10%	*	3.35%	2.74%	2.60%	1.90%	1.18%
Portfolio turnover rate	42%	**	111%	113%	85%	211%	129%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.45		$10.82	$11.41	$10.56	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.23 ***	0.23 ***	0.20 ***	0.12 ***	0.08	***
Net realized and unrealized gain (loss) on investments	0.51		(3.11)	(0.02)	0.97	0.21	0.42
Total income (loss) from investment operations	0.62		(2.88)	0.21	1.17	0.33	0.50
Less distributions to shareholders:
From net investment income	-		(0.45)	(0.24)	(0.21)	(0.17)	(0.04)
From net realized gains	-		(0.04)	(0.56)	(0.11)	(0.06)	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.49)	(0.80)	(0.32)	(0.23)	(0.04)
Net asset value, end of period	$8.07		$7.45	$10.82	$11.41	$10.56	$10.46
Total Return ^	8.32%	**^^	(26.67% )^^	1.87% ^^	11.21% ^^	3.02% ^^	5.02%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$454		$424	$894	$572	$419	$422
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	1.58%	1.54%	1.53%	1.53%	1.55%
After expense waiver	N/A		N/A	N/A##	1.51%#	1.51%#	1.51%#	^^^
Net investment income (loss) to average daily net assets	2.89%	*	2.37%	1.99%	1.83%	1.13%	0.78%
Portfolio turnover rate	42%	**	111%	113%	85%	211%	129%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$6.83		$12.02	$13.08	$11.26	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.21 ***	0.22 ***	0.20 ***	0.14 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.26)		(5.15)	(0.59)	2.20	0.54	0.94
Total income (loss) from investment operations	(0.19)		(4.94)	(0.37)	2.40	0.68	0.98
Less distributions to shareholders:
From net investment income	-		(0.23)	(0.21)	(0.17)	(0.12)	(0.04)
From net realized gains	-		(0.02)	(0.48)	(0.41)	(0.23)	(0.01)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.25)	(0.69)	(0.58)	(0.35)	(0.05)
Net asset value, end of period	$6.64		$6.83	$12.02	$13.08	$11.26	$10.93
Total Return ^	(2.78%	)**^^	(41.03% )^^	(2.90% )^^	21.41% ^^	6.23% ^^	9.83%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$45,023		$52,940	$108,293	$82,361	$29,953	$4,998
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.09%	1.08%	1.08%	1.09%	1.15%	*
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.09%	*#
Net investment income (loss) to average daily net assets	2.29%	*	2.12%	1.64%	1.58%	1.27%	1.99%	*
Portfolio turnover rate	41%	**	17%	17%	15%	16%	5%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$6.85		$12.07	$13.13	$11.28	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.24 ***	0.26 ***	0.23 ***	0.17 ***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.27)		(5.17)	(0.61)	2.22	0.54	0.94
Total income (loss) from investment operations	(0.19)		(4.93)	(0.35)	2.45	0.71	0.99
Less distributions to shareholders:
From net investment income	-		(0.27)	(0.23)	(0.19)	(0.13)	(0.05)
From net realized gains	-		(0.02)	(0.48)	(0.41)	(0.23)	(0.01)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.29)	(0.71)	(0.60)	(0.36)	(0.06)
Net asset value, end of period	$6.66		$6.85	$12.07	$13.13	$11.28	$10.93
Total Return ^	(2.77%	)**	(40.83% )	(2.67% )	21.82%	6.42%	9.99%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,461		$44,160	$86,154	$57,853	$29,455	$20,480
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.80%	0.79%	0.79%	0.80%	0.86%	*
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.80%	*#
Net investment income (loss) to average daily net assets	2.62%	*	2.41%	1.93%	1.84%	1.55%	2.28%	*
Portfolio turnover rate	41%	**	17%	17%	15%	16%	5%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period from October 15, 2004 (commencement of operations) through December 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$6.85		$12.07	$13.12	$11.27	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.25 ***	0.27 ***	0.24 ***	0.19 ***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.26)		(5.17)	(0.59)	2.22	0.53	0.94
Total income (loss) from investment operations	(0.18)		(4.92)	(0.32)	2.46	0.72	0.99
Less distributions to shareholders:
From net investment income	-		(0.28)	(0.25)	(0.20)	(0.15)	(0.05)
From net realized gains	-		(0.02)	(0.48)	(0.41)	(0.23)	(0.01)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.30)	(0.73)	(0.61)	(0.38)	(0.06)
Net asset value, end of period	$6.67		$6.85	$12.07	$13.12	$11.27	$10.93
Total Return ^	(2.63%	)**	(40.74% )	(2.51% )	21.92%	6.61%	9.91%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,914		$54,181	$132,425	$142,836	$56,761	$1,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	*	0.69%	0.68%	0.68%	0.69%	0.75%	*
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.69%	*#
Net investment income (loss) to average daily net assets	2.75%	*	2.49%	2.01%	1.95%	1.70%	2.39%	*
Portfolio turnover rate	41%	**	17%	17%	15%	16%	5%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$6.85		$12.09	$13.14	$11.28	$10.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.26 ***	0.28 ***	0.25 ***	0.19 ***	0.06	***
Net realized and unrealized gain (loss) on investments	(0.27)		(5.19)	(0.59)	2.23	0.53	0.94
Total income (loss) from investment operations	(0.18)		(4.93)	(0.31)	2.48	0.72	1.00
Less distributions to shareholders:
From net investment income	-		(0.29)	(0.26)	(0.21)	(0.15)	(0.05)
From net realized gains	-		(0.02)	(0.48)	(0.41)	(0.23)	(0.01)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.31)	(0.74)	(0.62)	(0.38)	(0.06)
Net asset value, end of period	$6.67		$6.85	$12.09	$13.14	$11.28	$10.94
Total Return ^	(2.63%	)**	(40.73% )	(2.39% )	22.08%	6.59%	10.03%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$176,249		$153,801	$316,945	$246,598	$186,641	$173,341
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.59%	0.58%	0.58%	0.59%	0.65%	*
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.59%	*#
Net investment income (loss) to average daily net assets	2.78%	*	2.61%	2.12%	2.02%	1.75%	2.49%	*
Portfolio turnover rate	41%	**	17%	17%	15%	16%	5%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period from October 15, 2004 (commencement of operations) through December 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04+
Net asset value, beginning of period	$6.85		$12.02	$13.09	$11.28	$10.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.18 ***	0.18 ***	0.16 ***	0.11 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.26)		(5.14)	(0.60)	2.21	0.52	0.94
Total income (loss) from investment operations	(0.20)		(4.96)	(0.42)	2.37	0.63	0.98
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.17)	(0.15)	(0.06)	(0.03)
From net realized gains	-		(0.02)	(0.48)	(0.41)	(0.23)	(0.01)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.21)	(0.65)	(0.56)	(0.29)	(0.04)
Net asset value, end of period	$6.65		$6.85	$12.02	$13.09	$11.28	$10.94
Total Return ^	(2.92%	)**^^	(41.28% )^^	(3.15% )^^	21.11% ^^	5.77% ^^	9.84%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$562		$620	$2,486	$1,547	$147	$187
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.40%	1.39%	1.39%	1.40%	1.46%	*
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.40%	*#
Net investment income (loss) to average daily net assets	1.99%	*	1.78%	1.33%	1.30%	0.95%	1.63%	*
Portfolio turnover rate	41%	**	17%	17%	15%	16%	5%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period from October 15, 2004 (commencement of operations) through December 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.48		$11.76	$12.28	$11.14	$10.75	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.14 ***	0.12 ***	0.11 ***	0.11 ***	0.10 ***
Net realized and unrealized gain (loss) on investments	0.14		(4.14)	0.84	2.16	0.65	0.84
Total income (loss) from investment operations	0.20		(4.00)	0.96	2.27	0.76	0.94
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.11)	(0.11)	(0.11)	(0.09)
From net realized gains	-		(0.13)	(1.37)	(1.02)	(0.26)	(0.11)
Total distributions	-		(0.28)	(1.48)	(1.13)	(0.37)	(0.20)
Net asset value, end of period	$7.68		$7.48	$11.76	$12.28	$11.14	$10.75
Total Return ^	2.67%	**^^	(34.22% )^^	7.93% ^^	20.54% ^^	7.08% ^^	9.34% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$182,832		$176,524	$283,159	$310,438	$252,362	$214,886
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.24%	1.23%	1.23%	1.23%	1.23%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.22%# ^^^
Net investment income (loss) to average daily net assets	1.66%	*	1.44%	0.94%	0.92%	0.97%	0.96%
Portfolio turnover rate	31%	**	53%	37%	43%	33%	31%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.52		$11.82	$12.33	$11.17	$10.78	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.17 ***	0.15 ***	0.14 ***	0.14 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	0.13		(4.17)	0.85	2.18	0.64	0.85
Total income (loss) from investment operations	0.20		(4.00)	1.00	2.32	0.78	0.97
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.14)	(0.14)	(0.13)	(0.11)
From net realized gains	-		(0.13)	(1.37)	(1.02)	(0.26)	(0.11)
Total distributions	-		(0.30)	(1.51)	(1.16)	(0.39)	(0.22)
Net asset value, end of period	$7.72		$7.52	$11.82	$12.33	$11.17	$10.78
Total Return ^	2.66%	**	(34.04% )	8.22%	20.90%	7.28%	9.65%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$144,764		$141,302	$264,796	$298,276	$231,639	$236,583
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.99%	0.98%	0.98%	0.98%	0.98%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.97%# ^^^
Net investment income (loss) to average daily net assets	1.91%	*	1.68%	1.18%	1.18%	1.23%	1.21%
Portfolio turnover rate	31%	**	53%	37%	43%	33%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.52		$11.84	$12.34	$11.19	$10.78	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.18 ***	0.17 ***	0.16 ***	0.15 ***	0.14 ***
Net realized and unrealized gain (loss) on investments	0.14		(4.18)	0.86	2.17	0.66	0.84
Total income (loss) from investment operations	0.21		(4.00)	1.03	2.33	0.81	0.98
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.16)	(0.16)	(0.14)	(0.12)
From net realized gains	-		(0.13)	(1.37)	(1.02)	(0.26)	(0.11)
Total distributions	-		(0.32)	(1.53)	(1.18)	(0.40)	(0.23)
Net asset value, end of period	$7.73		$7.52	$11.84	$12.34	$11.19	$10.78
Total Return ^	2.79%	**	(33.97% )	8.37%	21.05%	7.55%	9.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,178		$92,098	$135,962	$134,485	$85,569	$120,769
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.84%	0.83%	0.83%	0.83%	0.83%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.82%# ^^^
Net investment income (loss) to average daily net assets	2.09%	*	1.85%	1.33%	1.32%	1.35%	1.35%
Portfolio turnover rate	31%	**	53%	37%	43%	33%	31%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.53		$11.85	$12.36	$11.20	$10.80	$10.05
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.19 ***	0.18 ***	0.17 ***	0.16 ***	0.14 ***
Net realized and unrealized gain (loss) on investments	0.15		(4.18)	0.85	2.17	0.66	0.85
Total income (loss) from investment operations	0.22		(3.99)	1.03	2.34	0.82	0.99
Less distributions to shareholders:
From net investment income	-		(0.20)	(0.17)	(0.16)	(0.16)	(0.13)
From net realized gains	-		(0.13)	(1.37)	(1.02)	(0.26)	(0.11)
Total distributions	-		(0.33)	(1.54)	(1.18)	(0.42)	(0.24)
Net asset value, end of period	$7.75		$7.53	$11.85	$12.36	$11.20	$10.80
Total Return ^	2.92%	**	(33.98% )	8.50%	21.06%	7.57%	9.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$390,976		$357,433	$560,524	$540,185	$418,271	$325,701
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.80%	0.79%	0.79%	0.79%	0.79%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.78%# ^^^
Net investment income (loss) to average daily net assets	2.09%	*	1.88%	1.38%	1.37%	1.41%	1.40%
Portfolio turnover rate	31%	**	53%	37%	43%	33%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.41		$11.66	$12.20	$11.07	$10.69	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.11 ***	0.08 ***	0.07 ***	0.07 ***	0.07	***
Net realized and unrealized gain (loss) on investments	0.13		(4.10)	0.85	2.14	0.65	0.84
Total income (loss) from investment operations	0.18		(3.99)	0.93	2.21	0.72	0.91
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.10)	(0.06)	(0.08)	(0.05)
From net realized gains	-		(0.13)	(1.37)	(1.02)	(0.26)	(0.11)
Total distributions	-		(0.26)	(1.47)	(1.08)	(0.34)	(0.16)
Net asset value, end of period	$7.59		$7.41	$11.66	$12.20	$11.07	$10.69
Total Return ^	2.43%	**^^	(34.42% )^^	7.68% ^^	20.09% ^^	6.76% ^^	9.10%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,943		$2,063	$2,807	$1,667	$1,998	$1,644
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*	1.54%	1.53%	1.53%	1.53%	1.53%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.52%#	^^^
Net investment income (loss) to average daily net assets	1.36%	*	1.15%	0.65%	0.62%	0.67%	0.65%
Portfolio turnover rate	31%	**	53%	37%	43%	33%	31%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$5.39		$9.08	$10.07	$10.49	$10.48	$9.55
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.10 ***	0.08 ***	0.07 ***	0.04 ***	0.07 ***
Net realized and unrealized gain (loss) on investments	(0.02)		(3.59)	0.26	1.25	1.02	1.16
Total income (loss) from investment operations	0.01		(3.49)	0.34	1.32	1.06	1.23
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.08)	(0.06)	(0.04)	(0.07)
From net realized gains	-		(0.10)	(1.25)	(1.68)	(1.01)	(0.23)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.20)	(1.33)	(1.74)	(1.05)	(0.30)
Net asset value, end of period	$5.40		$5.39	$9.08	$10.07	$10.49	$10.48
Total Return ^	0.19%	**^^	(38.67% )^^	3.45% ^^	12.83% ^^	10.16% ^^	12.91% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,646		$9,563	$19,179	$28,143	$28,829	$25,523
Ratio of expenses to average daily net assets:
Before expense waiver	1.40%	*	1.34%	1.31%	1.31%	1.30%	1.33%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.29%# ^^^
Net investment income (loss) to average daily net assets	1.27%	*	1.30%	0.76%	0.65%	0.36%	0.69%
Portfolio turnover rate	94%	**	194%	145%	177%	94%	161%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$5.39		$9.08	$10.08	$10.51	$10.50	$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.11 ***	0.11 ***	0.10 ***	0.06 ***	0.09 ***
Net realized and unrealized gain (loss) on investments	(0.03)		(3.58)	0.25	1.25	1.02	1.17
Total income (loss) from investment operations	0.01		(3.47)	0.36	1.35	1.08	1.26
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.11)	(0.10)	(0.06)	(0.10)
From net realized gains	-		(0.10)	(1.25)	(1.68)	(1.01)	(0.23)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.22)	(1.36)	(1.78)	(1.07)	(0.33)
Net asset value, end of period	$5.40		$5.39	$9.08	$10.08	$10.51	$10.50
Total Return ^	0.19%	**	(38.48% )	3.70%	13.06%	10.39%	13.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,834		$7,309	$12,234	$12,075	$8,753	$7,461
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.09%	1.06%	1.06%	1.05%	1.08%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.04%# ^^^
Net investment income (loss) to average daily net assets	1.50%	*	1.53%	1.04%	0.93%	0.60%	0.94%
Portfolio turnover rate	94%	**	194%	145%	177%	94%	161%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$5.42		$9.15	$10.14	$10.55	$10.54	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.13 ***	0.12 ***	0.12 ***	0.08 ***	0.10 ***
Net realized and unrealized gain (loss) on investments	(0.02)		(3.62)	0.26	1.26	1.02	1.19
Total income (loss) from investment operations	0.02		(3.49)	0.38	1.38	1.10	1.29
Less distributions to shareholders:
From net investment income	-		(0.14)	(0.12)	(0.11)	(0.08)	(0.11)
From net realized gains	-		(0.10)	(1.25)	(1.68)	(1.01)	(0.23)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.24)	(1.37)	(1.79)	(1.09)	(0.34)
Net asset value, end of period	$5.44		$5.42	$9.15	$10.14	$10.55	$10.54
Total Return ^	0.37%	**	(38.45% )	3.87%	13.33%	10.49%	13.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,849		$2,000	$2,913	$5,136	$4,110	$2,891
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.94%	0.90%	0.91%	0.90%	0.93%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.88%# ^^^
Net investment income (loss) to average daily net assets	1.70%	*	1.73%	1.14%	1.06%	0.75%	1.06%
Portfolio turnover rate	94%	**	194%	145%	177%	94%	161%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$5.41		$9.12	$10.12	$10.54	$10.52	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.13 ***	0.13 ***	0.12 ***	0.09 ***	0.11 ***
Net realized and unrealized gain (loss) on investments	(0.03)		(3.60)	0.25	1.26	1.02	1.17
Total income (loss) from investment operations	0.01		(3.47)	0.38	1.38	1.11	1.28
Less distributions to shareholders:
From net investment income	-		(0.14)	(0.13)	(0.12)	(0.08)	(0.12)
From net realized gains	-		(0.10)	(1.25)	(1.68)	(1.01)	(0.23)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.24)	(1.38)	(1.80)	(1.09)	(0.35)
Net asset value, end of period	$5.42		$5.41	$9.12	$10.12	$10.54	$10.52
Total Return ^	0.18%	**	(38.33% )	3.80%	13.40%	10.66%	13.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,404		$26,225	$48,593	$52,627	$55,895	$51,940
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*	0.89%	0.86%	0.86%	0.85%	0.88%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.84%# ^^^
Net investment income (loss) to average daily net assets	1.75%	*	1.76%	1.23%	1.11%	0.81%	1.12%
Portfolio turnover rate	94%	**	194%	145%	177%	94%	161%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.40		$9.09	$10.09	$10.51	$10.50		$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.07 ***	0.05 ***	0.04 ***	0.01	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.02)		(3.58)	0.25	1.26	1.01		1.15
Total income (loss) from investment operations	(0.00†	)	(3.51)	0.30	1.30	1.02		1.19
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.05)	(0.04)	(0.00†	)	(0.02)
From net realized gains	-		(0.10)	(1.25)	(1.68)	(1.01)		(0.23)
Tax return of capital	-		(0.00† )	-	-	-		-
Total distributions	-		(0.18)	(1.30)	(1.72)	(1.01)		(0.25)
Net asset value, end of period	$5.40		$5.40	$9.09	$10.09	$10.51		$10.50
Total Return ^	0.00%	**^^	(38.86% )^^	3.10% ^^	12.59% ^^	9.83%	^^	12.51%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77		$77	$130	$142	$140		$282
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%	*	1.64%	1.61%	1.61%	1.59%		1.63%
After expense waiver	N/A		N/A	N/A	N/A	N/A		1.58%#	^^^
Net investment income (loss) to average daily net assets	0.98%	*	1.02%	0.48%	0.36%	0.06%		0.39%
Portfolio turnover rate	94%	**	194%	145%	177%	94%		161%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.25		$12.53	$12.84	$11.28	$10.39	$9.35
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06 ***	0.08 ***	0.04 ***	0.05 ***	0.04	***
Net realized and unrealized gain (loss) on investments	0.34		(5.04)	0.43	1.56	0.89	1.04
Total income (loss) from investment operations	0.37		(4.98)	0.51	1.60	0.94	1.08
Less distributions to shareholders:
From net investment income	-		(0.07)	(0.09)	(0.04)	(0.05)	(0.04)
From net realized gains	-		(0.23)	(0.73)	-	-	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.30)	(0.82)	(0.04)	(0.05)	(0.04)
Net asset value, end of period	$7.62		$7.25	$12.53	$12.84	$11.28	$10.39
Total Return ^	5.10%	**^^	(39.96% )^^	4.04% ^^	14.21% ^^	9.05% ^^	11.55%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,758		$193,387	$382,049	$401,790	$354,647	$266,753
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	*	1.26%	1.25%	1.25%	1.25%	1.25%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##	^^^
Net investment income (loss) to average daily net assets	0.85%	*	0.53%	0.63%	0.37%	0.44%	0.41%
Portfolio turnover rate	9%	**	17%	8%	18%	7%	3%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.27		$12.59	$12.88	$11.32	$10.43	$9.37
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.08 ***	0.12 ***	0.07 ***	0.07 ***	0.06	***
Net realized and unrealized gain (loss) on investments	0.34		(5.08)	0.44	1.56	0.90	1.06
Total income (loss) from investment operations	0.38		(5.00)	0.56	1.63	0.97	1.12
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.12)	(0.07)	(0.08)	(0.06)
From net realized gains	-		(0.23)	(0.73)	-	-	-
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.32)	(0.85)	(0.07)	(0.08)	(0.06)
Net asset value, end of period	$7.65		$7.27	$12.59	$12.88	$11.32	$10.43
Total Return ^	5.23%	**	(39.85% )	4.39%	14.42%	9.25%	11.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101,341		$119,982	$230,678	$397,105	$369,858	$316,841
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	*	1.01%	1.00%	1.00%	1.00%	1.00%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##	^^^
Net investment income (loss) to average daily net assets	1.09%	*	0.78%	0.89%	0.63%	0.69%	0.65%
Portfolio turnover rate	9%	**	17%	8%	18%	7%	3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.29		$12.62	$12.91	$11.34	$10.45	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10 ***	0.14 ***	0.09 ***	0.09 ***	0.08	***
Net realized and unrealized gain (loss) on investments	0.35		(5.09)	0.44	1.57	0.89	1.05
Total income (loss) from investment operations	0.39		(4.99)	0.58	1.66	0.98	1.13
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.14)	(0.09)	(0.09)	(0.07)
From net realized gains	-		(0.23)	(0.73)	-	-	-
Tax return of capital	-		(0.01)	-	-	-	-
Total distributions	-		(0.34)	(0.87)	(0.09)	(0.09)	(0.07)
Net asset value, end of period	$7.68		$7.29	$12.62	$12.91	$11.34	$10.45
Total Return ^	5.35%	**	(39.72% )	4.53%	14.65%	9.37%	12.06%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$62,801		$61,599	$136,253	$218,268	$146,699	$127,223
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.86%	0.85%	0.85%	0.85%	0.85%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##	^^^
Net investment income (loss) to average daily net assets	1.25%	*	0.93%	1.05%	0.78%	0.84%	0.81%
Portfolio turnover rate	9%	**	17%	8%	18%	7%	3%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$7.29		$12.64	$12.93	$11.36	$10.46	$9.40
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.11 ***	0.15 ***	0.10 ***	0.10 ***	0.09	***
Net realized and unrealized gain (loss) on investments	0.35		(5.11)	0.45	1.57	0.90	1.05
Total income (loss) from investment operations	0.40		(5.00)	0.60	1.67	1.00	1.14
Less distributions to shareholders:
From net investment income	-		(0.11)	(0.16)	(0.10)	(0.10)	(0.08)
From net realized gains	-		(0.23)	(0.73)	-	-	-
Tax return of capital	-		(0.01)	-	-	-	-
Total distributions	-		(0.35)	(0.89)	(0.10)	(0.10)	(0.08)
Net asset value, end of period	$7.69		$7.29	$12.64	$12.93	$11.36	$10.46
Total Return ^	5.49%	**	(39.73% )	4.68%	14.71%	9.57%	12.11%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$309,633		$334,045	$655,609	$615,354	$546,331	$436,983
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	*	0.77%	0.76%	0.76%	0.76%	0.76%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##	^^^
Net investment income (loss) to average daily net assets	1.34%	*	1.02%	1.11%	0.86%	0.93%	0.88%
Portfolio turnover rate	9%	**	17%	8%	18%	7%	3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$7.20		$12.47	$12.71		$11.17		$10.29		$9.25
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03 ***	0.06	***	0.01	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.34		(5.02)	0.43		1.54		0.87		1.03
Total income (loss) from investment operations	0.36		(4.99)	0.49		1.55		0.89		1.04
Less distributions to shareholders:
From net investment income	-		(0.05)	-		(0.01)		(0.01)		-
From net realized gains	-		(0.23)	(0.73)		-		-		-
Tax return of capital	-		(0.00† )	-		-		-		-
Total distributions	-		(0.28)	(0.73)		(0.01)		(0.01)		-
Net asset value, end of period	$7.56		$7.20	$12.47		$12.71		$11.17		$10.29
Total Return ^	5.00%	**^^	(40.18% )^^	3.90%	^^	13.87%	^^	8.65%	^^	11.24%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$680		$573	$569		$2,596		$2,279		$2,911
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%	*	1.56%	1.55%		1.55%		1.55%		1.55%
After expense waiver	N/A		N/A	N/A		N/A		N/A		N/A##	^^^
Net investment income (loss) to average daily net assets	0.53%	*	0.25%	0.46%		0.08%		0.15%		0.08%
Portfolio turnover rate	9%	**	17%	8%		18%		7%		3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.21		$13.49	$13.03	$11.47		$11.12	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.19 ***	0.18 ***	0.16	***	0.13 ***	0.13 ***
Net realized and unrealized gain (loss) on investments	0.16		(5.24)	0.45	1.55		0.33	0.89
Total income (loss) from investment operations	0.24		(5.05)	0.63	1.71		0.46	1.02
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.17)	(0.15)		(0.11)	(0.13)
From net realized gains	-		(0.04)	-	-		-	-
Tax return of capital	-		-	-	(0.00†	)	-	-
Total distributions	-		(0.23)	(0.17)	(0.15)		(0.11)	(0.13)
Net asset value, end of period	$8.45		$8.21	$13.49	$13.03		$11.47	$11.12
Total Return ^	2.92%	**^^	(37.44% )^^	4.82% ^^	14.95%	^^	4.17% ^^	10.01% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$194,231		$183,342	$311,185	$297,468		$271,778	$275,920
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.86%	0.85%	0.85%		0.85%	0.85%
After expense waiver	0.66%	*#	0.66%#	0.65%#	0.67%#		0.75%#	0.78%#
Net investment income (loss) to average daily net assets	1.99%	*	1.66%	1.34%	1.30%		1.13%	1.32%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.23		$13.54	$13.07	$11.50		$11.16	$10.26
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.22 ***	0.22 ***	0.19	***	0.15 ***	0.16 ***
Net realized and unrealized gain (loss) on investments	0.17		(5.27)	0.45	1.57		0.34	0.89
Total income (loss) from investment operations	0.26		(5.05)	0.67	1.76		0.49	1.05
Less distributions to shareholders:
From net investment income	-		(0.22)	(0.20)	(0.19)		(0.15)	(0.15)
From net realized gains	-		(0.04)	-	-		-	-
Tax return of capital	-		-	-	(0.00†	)	-	-
Total distributions	-		(0.26)	(0.20)	(0.19)		(0.15)	(0.15)
Net asset value, end of period	$8.49		$8.23	$13.54	$13.07		$11.50	$11.16
Total Return ^	3.16%	**	(37.33% )	5.14%	15.28%		4.41%	10.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$202,630		$200,048	$351,221	$337,639		$282,034	$218,755
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.61%	0.60%	0.60%		0.60%	0.60%
After expense waiver	0.41%	*#	0.41%#	0.40%#	0.42%#		0.50%#	0.53%#
Net investment income (loss) to average daily net assets	2.25%	*	1.91%	1.59%	1.56%		1.38%	1.52%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.25		$13.56	$13.12	$11.54		$11.19	$10.29
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.21 ***	0.21 ***	0.19	***	0.16 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	0.16		(5.26)	0.45	1.57		0.34	0.89
Total income (loss) from investment operations	0.25		(5.05)	0.66	1.76		0.50	1.06
Less distributions to shareholders:
From net investment income	-		(0.22)	(0.22)	(0.18)		(0.15)	(0.16)
From net realized gains	-		(0.04)	-	-		-	-
Tax return of capital	-		-	-	(0.00†	)	-	-
Total distributions	-		(0.26)	(0.22)	(0.18)		(0.15)	(0.16)
Net asset value, end of period	$8.50		$8.25	$13.56	$13.12		$11.54	$11.19
Total Return ^	3.03%	**	(37.31% )	5.01%	15.27%		4.49%	10.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$247,084		$251,184	$431,199	$494,849		$467,422	$419,366
Net expenses to average daily net assets	0.46%	*	0.46%	0.45%	0.45%		0.45%	0.45%
Net investment income (loss) to average daily net assets	2.19%	*	1.86%	1.53%	1.53%		1.43%	1.63%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.33		$13.69	$13.25	$11.65		$11.30	$10.38
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.22 ***	0.22 ***	0.19	***	0.16 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	0.17		(5.32)	0.44	1.60		0.35	0.91
Total income (loss) from investment operations	0.26		(5.10)	0.66	1.79		0.51	1.08
Less distributions to shareholders:
From net investment income	-		(0.22)	(0.22)	(0.19)		(0.16)	(0.16)
From net realized gains	-		(0.04)	-	(0.00†	)	-	-
Total distributions	-		(0.26)	(0.22)	(0.19)		(0.16)	(0.16)
Net asset value, end of period	$8.59		$8.33	$13.69	$13.25		$11.65	$11.30
Total Return ^	3.12%	**	(37.31% )	5.00%	15.35%		4.47%	10.39%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$358,117		$367,765	$710,278	$751,170		$677,171	$724,614
Net expenses to average daily net assets	0.43%	*	0.43%	0.42%	0.42%		0.42%	0.42%
Net investment income (loss) to average daily net assets	2.21%	*	1.88%	1.56%	1.56%		1.45%	1.62%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.14		$13.35	$12.90	$11.35		$11.02	$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15 ***	0.14 ***	0.12	***	0.09 ***	0.10 ***
Net realized and unrealized gain (loss) on investments	0.17		(5.17)	0.44	1.54		0.34	0.87
Total income (loss) from investment operations	0.23		(5.02)	0.58	1.66		0.43	0.97
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.13)	(0.11)		(0.10)	(0.10)
From net realized gains	-		(0.04)	-	-		-	-
Total distributions	-		(0.19)	(0.13)	(0.11)		(0.10)	(0.10)
Net asset value, end of period	$8.37		$8.14	$13.35	$12.90		$11.35	$11.02
Total Return ^	2.83%	**^^	(37.64% )^^	4.53% ^^	14.67%	^^	3.86% ^^	9.59% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,550		$2,540	$5,193	$5,079		$4,757	$3,710
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.16%	1.15%	1.15%		1.15%	1.15%
After expense waiver	0.96%	*#	0.96%#	0.95%#	0.97%#		1.05%#	1.07%#
Net investment income (loss) to average daily net assets	1.67%	*	1.33%	1.03%	1.00%		0.84%	1.00%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
	Class Z
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$8.32		$13.69	$13.25	$11.65		$11.30	$10.38
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.24 ***	0.25 ***	0.22	***	0.19 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	0.16		(5.32)	0.45	1.59		0.34	0.90
Total income (loss) from investment operations	0.26		(5.08)	0.70	1.81		0.53	1.11
Less distributions to shareholders:
From net investment income	-		(0.25)	(0.26)	(0.21)		(0.18)	(0.19)
From net realized gains	-		(0.04)	-	(0.00†	)	-	-
Total distributions	-		(0.29)	(0.26)	(0.21)		(0.18)	(0.19)
Net asset value, end of period	$8.58		$8.32	$13.69	$13.25		$11.65	$11.30
Total Return ^	3.13%	**	(37.17% )	5.27%	15.59%		4.72%	10.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$427,688		$404,065	$543,206	$373,069		$251,403	$130,164
Net expenses to average daily net assets	0.22%	*	0.21%	0.20%	0.20%		0.20%	0.20%
Net investment income (loss) to average daily net assets	2.43%	*	2.13%	1.79%	1.78%		1.68%	1.93%
Portfolio turnover rate	4%	**	5%	7%	4%		6%	3%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.48		$10.85	$10.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06 ***	0.06 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.35		(4.20)	0.95	0.74
Total income (loss) from investment operations	0.38		(4.14)	1.01	0.75
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.06)	(0.01)
From net realized gains	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		(0.01)	-	-
Total distributions	-		(0.23)	(0.88)	(0.03)
Net asset value, end of period	$6.86		$6.48	$10.85	$10.72
Total Return ^	5.86%	**^^	(38.61% )^^	9.52% ^^	7.55%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,151		$18,000	$26,462	$9,179
Ratio of expenses to average daily net assets:
Before expense waiver	1.43%	*	1.38%	1.37%	1.67%	*
After expense waiver	1.39%	*#	1.35%#	1.35%#	1.35%	*#
Net investment income (loss) to average daily net assets	0.96%	*	0.63%	0.52%	0.13%	*
Portfolio turnover rate	45%	**	141%	100%	79%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.49		$10.87	$10.73	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.08 ***	0.09 ***	0.03	***
Net realized and unrealized gain (loss) on investments	0.34		(4.21)	0.95	0.74
Total income (loss) from investment operations	0.38		(4.13)	1.04	0.77
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.08)	(0.02)
From net realized gains	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		(0.01)	-	-
Total distributions	-		(0.25)	(0.90)	(0.04)
Net asset value, end of period	$6.87		$6.49	$10.87	$10.73
Total Return ^	5.86%	**	(38.43% )	9.75%	7.76%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,168		$6,482	$9,123	$8,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.18%	*	1.13%	1.12%	1.42%	*
After expense waiver	1.14%	*#	1.10%#	1.10%#	1.10%	*#
Net investment income (loss) to average daily net assets	1.21%	*	0.89%	0.78%	0.43%	*
Portfolio turnover rate	45%	**	141%	100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.49		$10.88	$10.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10 ***	0.10 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.35		(4.22)	0.95	0.79
Total income (loss) from investment operations	0.39		(4.12)	1.05	0.78
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.09)	(0.02)
From net realized gains	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		(0.01)	-	-
Total distributions	-		(0.27)	(0.91)	(0.04)
Net asset value, end of period	$6.88		$6.49	$10.88	$10.74
Total Return ^	6.01%	**	(38.36% )	9.89%	7.86%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,332		$4,998	$7,490	$4,436
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	0.98%	0.97%	1.27%	*
After expense waiver	0.99%	*#	0.95%#	0.95%#	0.95%	*#
Net investment income (loss) to average daily net assets	1.36%	*	1.03%	0.92%	(0.08%	)*
Portfolio turnover rate	45%	**	141%	100%	79%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.52		$10.89	$10.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10 ***	0.11 ***	0.04	***
Net realized and unrealized gain (loss) on investments	0.35		(4.21)	0.96	0.75
Total income (loss) from investment operations	0.39		(4.11)	1.07	0.79
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.10)	(0.03)
From net realized gains	-		(0.16)	(0.82)	(0.02)
Tax return of capital	-		(0.01)	-	-
Total distributions	-		(0.26)	(0.92)	(0.05)
Net asset value, end of period	$6.91		$6.52	$10.89	$10.74
Total Return ^	5.98%	**	(38.24% )	10.05%	7.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,556		$1,333	$11,069	$10,349
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.88%	0.87%	1.17%	*
After expense waiver	0.91%	*#	N/A	N/A	0.90%	*#
Net investment income (loss) to average daily net assets	1.43%	*	1.03%	1.01%	0.53%	*
Portfolio turnover rate	45%	**	141%	100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.53		$10.85		$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.03 ***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.35		(4.20)		0.94	0.75
Total income (loss) from investment operations	0.37		(4.16)		0.97	0.73
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.01)	-
From net realized gains	-		(0.16)		(0.82)	(0.02)
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.16)		(0.83)	(0.02)
Net asset value, end of period	$6.90		$6.53		$10.85	$10.71
Total Return ^	5.67%	**^^	(38.81%	)^^	9.16% ^^	7.33%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$88		$79		$109	$107
Ratio of expenses to average daily net assets:
Before expense waiver	1.73%	*	1.68%		1.67%	1.97%	*
After expense waiver	1.69%	*#	1.65%#		1.65%#	1.65%	*#
Net investment income (loss) to average daily net assets	0.66%	*	0.45%		0.23%	(0.22%	)*
Portfolio turnover rate	45%	**	141%		100%	79%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.26		$10.94		$9.75		$9.01		$8.74		$8.33
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.00	)***†	(0.01	)***	(0.02	)***	0.03	***
Net realized and unrealized gain (loss) on investments	1.05		(4.66)		1.19		0.75		0.29		0.41
Total income (loss) from investment operations	1.04		(4.68)		1.19		0.74		0.27		0.44
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.00†	)	-		-		(0.03)
Total distributions	-		(0.00†	)	(0.00†	)	-		-		(0.03)
Net asset value, end of period	$7.30		$6.26		$10.94		$9.75		$9.01		$8.74
Total Return ^	16.61%	**^^	(42.77%	)^^	12.23%	^^	8.21%	^^	3.09%	^^	5.32%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$56,723		$49,345		$99,385		$39,055		$36,742		$37,377
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	*	1.34%		1.40%		1.39%		1.39%		1.38%
After expense waiver	1.19%	*#	1.19%#		1.30%#		1.31%#		N/A		N/A##	^^^
Net investment income (loss) to average daily net assets	(0.22%	)*	(0.18%	)	(0.04%	)	(0.12%	)	(0.20%	)	0.37%
Portfolio turnover rate	30%	**	53%		43%		98%		28%		22%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.36		$11.08		$9.87		$9.10		$8.81		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.00	***†	0.02	***	0.01	***	0.00	***†	0.05	***
Net realized and unrealized gain (loss) on investments	1.06		(4.72)		1.21		0.77		0.29		0.42
Total income (loss) from investment operations	1.06		(4.72)		1.23		0.78		0.29		0.47
Less distributions to shareholders:
From net investment income	-		(0.00†	)	(0.02)		(0.01)		-		(0.05)
Total distributions	-		(0.00†	)	(0.02)		(0.01)		-		(0.05)
Net asset value, end of period	$7.42		$6.36		$11.08		$9.87		$9.10		$8.81
Total Return ^	16.67%	**	(42.59%	)	12.46%		8.52%		3.32%		5.58%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$249,527		$222,053		$455,542		$280,094		$270,082		$301,734
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.09%		1.15%		1.14%		1.14%		1.13%
After expense waiver	0.98%	*#	0.98%#		1.06%#		1.06%#		N/A		N/A##	^^^
Net investment income (loss) to average daily net assets	(0.01%	)*	0.03%		0.20%		0.13%		0.05%		0.54%
Portfolio turnover rate	30%	**	53%		43%		98%		28%		22%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$6.37		$11.10	$9.87	$9.11	$8.82	$8.39
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.02 ***	0.04 ***	0.03 ***	0.01 ***	0.06	***
Net realized and unrealized gain (loss) on investments	1.07		(4.74)	1.21	0.76	0.30	0.43
Total income (loss) from investment operations	1.07		(4.72)	1.25	0.79	0.31	0.49
Less distributions to shareholders:
From net investment income	-		(0.01)	(0.02)	(0.03)	(0.02)	(0.06)
Total distributions	-		(0.01)	(0.02)	(0.03)	(0.02)	(0.06)
Net asset value, end of period	$7.44		$6.37	$11.10	$9.87	$9.11	$8.82
Total Return ^	16.80%	**	(42.53% )	12.62%	8.64%	3.46%	5.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,926		$25,876	$53,150	$44,656	$4,732	$4,331
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.97%	1.03%	1.00%	1.02%	1.01%
After expense waiver	0.82%	*#	0.82%#	0.93%#	0.93%#	N/A	N/A##	^^^
Net investment income (loss) to average daily net assets	0.14%	*	0.19%	0.36%	0.29%	0.17%	0.68%
Portfolio turnover rate	30%	**	53%	43%	98%	28%	22%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$6.39		$11.13	$9.91	$9.14	$8.84	$8.42
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02 ***	0.05 ***	0.03 ***	0.03 ***	0.07	***
Net realized and unrealized gain (loss) on investments	1.06		(4.74)	1.22	0.77	0.30	0.42
Total income (loss) from investment operations	1.07		(4.72)	1.27	0.80	0.33	0.49
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.05)	(0.03)	(0.03)	(0.07)
Total distributions	-		(0.02)	(0.05)	(0.03)	(0.03)	(0.07)
Net asset value, end of period	$7.46		$6.39	$11.13	$9.91	$9.14	$8.84
Total Return ^	16.74%	**	(42.45% )	12.77%	8.74%	3.68%	5.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$156,111		$138,538	$225,943	$66,864	$71,627	$79,072
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.84%	0.90%	0.89%	0.88%	0.88%
After expense waiver	0.76%	*#	0.76%#	0.81%#	0.82%#	N/A	0.87%#	^^^
Net investment income (loss) to average daily net assets	0.22%	*	0.26%	0.44%	0.37%	0.30%	0.77%
Portfolio turnover rate	30%	**	53%	43%	98%	28%	22%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.15		$10.77		$9.63		$8.92		$8.68		$8.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.04	)***	(0.04	)***	(0.04	)***	0.01	***
Net realized and unrealized gain (loss) on investments	1.02		(4.57)		1.18		0.75		0.28		0.41
Total income (loss) from investment operations	1.00		(4.62)		1.14		0.71		0.24		0.42
Less distributions to shareholders:
From net investment income	-		(0.00†	)	-		-		-		(0.01)
Total distributions	-		(0.00†	)	-		-		-		(0.01)
Net asset value, end of period	$7.15		$6.15		$10.77		$9.63		$8.92		$8.68
Total Return ^	16.26%	**^^	(42.89%	)^^	11.84%	^^	7.96%	^^	2.77%	^^	5.05%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$668		$597		$3,112		$3,509		$1,957		$2,185
Ratio of expenses to average daily net assets:
Before expense waiver	1.65%	*	1.64%		1.70%		1.69%		1.69%		1.68%
After expense waiver	1.51%	*#	1.51%#		1.61%#		1.61%#		N/A		N/A##	^^^
Net investment income (loss) to average daily net assets	(0.53%	)*	(0.51%	)	(0.35%	)	(0.41%	)	(0.50%	)	0.08%
Portfolio turnover rate	30%	**	53%		43%		98%		28%		22%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.07		$10.34		$9.88		$10.29		$9.03		$8.48
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.02	)***	(0.05	)***	(0.05	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.40		(4.25)		1.32		0.05		1.32		0.57
Total income (loss) from investment operations	0.40		(4.27)		1.27		0.00†		1.26		0.55
Less distributions to shareholders:
From net realized gains	-		-		(0.80)		(0.41)		-		-
Tax return of capital	-		-		(0.01)		-		-		-
Total distributions	-		-		(0.81)		(0.41)		-		-
Net asset value, end of period	$6.47		$6.07		$10.34		$9.88		$10.29		$9.03
Total Return ^	6.59%	**^^	(41.30%	)^^	12.95%	^^	(0.02%	)^^	13.95%	^^	6.49%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,393		$3,626		$7,159		$8,278		$3,452		$1,997
Ratio of expenses to average daily net assets:
Before expense waiver	1.40%	*	1.40%		1.36%		1.39%		1.38%		1.37%
After expense waiver	N/A		N/A		N/A		N/A		1.35%#		1.25%#	^^^
Net investment income (loss) to average daily net assets	0.06%	*	(0.29%	)	(0.48%	)	(0.55%	)	(0.65%	)	(0.20%	)
Portfolio turnover rate	36%	**	93%		93%		98%		83%		68%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.24		$10.62		$10.14		$10.53		$9.09		$8.52
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.00	)***†	(0.03	)***	(0.03	)***	(0.05	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.41		(4.38)		1.35		0.05		1.49		0.57
Total income (loss) from investment operations	0.41		(4.38)		1.32		0.02		1.44		0.57
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.00†	)
From net realized gains	-		-		(0.83)		(0.41)		-		-
Tax return of capital	-		-		(0.01)		-		-		-
Total distributions	-		-		(0.84)		(0.41)		-		(0.00†	)
Net asset value, end of period	$6.65		$6.24		$10.62		$10.14		$10.53		$9.09
Total Return ^	6.57%	**	(41.24%	)	13.16%		0.17%		15.84%		6.72%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,862		$160		$1,572		$1,630		$1,032		$9,272
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.15%		1.11%		1.15%		1.09%		1.12%
After expense waiver	N/A		N/A		N/A		N/A		1.06%#		1.00%#	^^^
Net investment income (loss) to average daily net assets	(0.06%	)*	(0.04%	)	(0.24%	)	(0.30%	)	(0.55%	)	0.04%
Portfolio turnover rate	36%	**	93%		93%		98%		83%		68%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.17		$10.52	$10.05		$10.42		$9.10		$8.53
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01 ***	(0.01	)***	(0.02	)***	(0.02	)***	0.02	***
Net realized and unrealized gain (loss) on investments	0.41		(4.33)	1.34		0.06		1.34		0.57
Total income (loss) from investment operations	0.42		(4.32)	1.33		0.04		1.32		0.59
Less distributions to shareholders:
From net investment income	-		(0.01)	-		-		-		(0.02)
From net realized gains	-		-	(0.85)		(0.41)		-		-
Tax return of capital	-		(0.02)	(0.01)		-		-		-
Total distributions	-		(0.03)	(0.86)		(0.41)		-		(0.02)
Net asset value, end of period	$6.59		$6.17	$10.52		$10.05		$10.42		$9.10
Total Return ^	6.81%	**	(41.08% )	13.36%		0.37%		14.51%		6.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,908		$8,585	$13,237		$10,043		$12,099		$9,052
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	1.00%	0.96%		0.98%		0.98%		0.97%
After expense waiver	N/A		N/A	N/A		N/A		0.95%#		0.85%#	^^^
Net investment income (loss) to average daily net assets	0.47%	*	0.13%	(0.08%	)	(0.19%	)	(0.26%	)	0.19%
Portfolio turnover rate	36%	**	93%	93%		98%		83%		68%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.21		$10.57	$10.09		$10.46		$9.14		$8.55
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	(0.00	)***†	(0.02	)***	(0.02	)***	0.01	***
Net realized and unrealized gain (loss) on investments	0.40		(4.34)	1.34		0.06		1.34		0.59
Total income (loss) from investment operations	0.42		(4.33)	1.34		0.04		1.32		0.60
Less distributions to shareholders:
From net investment income	-		(0.01)	-		-		-		(0.01)
From net realized gains	-		-	(0.85)		(0.41)		-		-
Tax return of capital	-		(0.02)	(0.01)		-		-		-
Total distributions	-		(0.03)	(0.86)		(0.41)		-		(0.01)
Net asset value, end of period	$6.63		$6.21	$10.57		$10.09		$10.46		$9.14
Total Return ^	6.76%	**	(41.00% )	13.45%		0.36%		14.44%		7.08%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,231		$10,390	$23,465		$20,909		$26,241		$18,791
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.96%	0.92%		0.94%		0.94%		0.93%
After expense waiver	N/A		N/A	N/A		N/A		0.91%#		0.81%#	^^^
Net investment income (loss) to average daily net assets	0.67%	*	0.15%	(0.04%	)	(0.15%	)	(0.21%	)	0.16%
Portfolio turnover rate	36%	**	93%	93%		98%		83%		68%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.03		$10.29		$9.86		$10.31		$9.07		$8.42
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.05	)***	(0.08	)***	(0.09	)***	(0.09	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	0.39		(4.21)		1.31		0.05		1.33		0.72
Total income (loss) from investment operations	0.38		(4.26)		1.23		(0.04)		1.24		0.65
Less distributions to shareholders:
From net realized gains	-		-		(0.79)		(0.41)		-		-
Tax return of capital	-		-		(0.01)		-		-		-
Total distributions	-		-		(0.80)		(0.41)		-		-
Net asset value, end of period	$6.41		$6.03		$10.29		$9.86		$10.31		$9.07
Total Return ^	6.30%	**^^	(41.40%	)^^	12.59%	^^	(0.41%	)^^	13.67%	^^	7.72%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1		$1		$1		$1		$1		$5
Ratio of expenses to average daily net assets:
Before expense waiver	1.71%	*	1.71%		1.65%		1.69%		1.66%		1.67%
After expense waiver	N/A		N/A		N/A		N/A		1.63%#		1.56%#	^^^
Net investment income (loss) to average daily net assets	(0.23%	)*	(0.63%	)	(0.77%	)	(0.93%	)	(0.94%	)	(0.83%	)
Portfolio turnover rate	36%	**	93%		93%		98%		83%		68%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$3.58		$7.12		$6.06		$6.47		$5.89		$4.96
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.05	)***	(0.05	)***	(0.06	)***	(0.06	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	0.77		(3.29)		1.11		(0.35)		0.64		0.97
Total income (loss) from investment operations	0.76		(3.34)		1.06		(0.41)		0.58		0.93
Less distributions to shareholders:
From net realized gains	-		(0.20)		-		-		-		-
Total distributions	-		(0.20)		-		-		-		-
Net asset value, end of period	$4.34		$3.58		$7.12		$6.06		$6.47		$5.89
Total Return ^	21.23%	**^^	(46.67%	)^^	17.49%	^^	(6.34%	)^^	9.85%	^^	18.75%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,943		$45,137		$127,729		$114,139		$137,756		$117,232
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.36%		1.36%		1.35%		1.35%		1.36%
After expense waiver	N/A		N/A		N/A		1.33%#		1.27%#		1.30%#	^^^
Net investment income (loss) to average daily net assets	(0.68%	)*	(0.86%	)	(0.83%	)	(1.01%	)	(1.02%	)	(0.67%	)
Portfolio turnover rate	23%	**	32%		34%		49%		24%		85%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$3.66		$7.26		$6.17		$6.56		$5.97		$5.01
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.04	)***	(0.05	)***	(0.05	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.79		(3.37)		1.13		(0.34)		0.64		0.98
Total income (loss) from investment operations	0.78		(3.40)		1.09		(0.39)		0.59		0.96
Less distributions to shareholders:
From net realized gains	-		(0.20)		-		-		-		-
Total distributions	-		(0.20)		-		-		-		-
Net asset value, end of period	$4.44		$3.66		$7.26		$6.17		$6.56		$5.97
Total Return ^	21.31%	**	(46.60%	)	17.67%		(5.95%	)	9.88%		19.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,867		$61,240		$135,033		$192,839		$193,605		$152,518
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.11%		1.11%		1.10%		1.10%		1.11%
After expense waiver	N/A		N/A		N/A		1.08%#		1.02%#		1.05%#	^^^
Net investment income (loss) to average daily net assets	(0.41%	)*	(0.60%	)	(0.60%	)	(0.76%	)	(0.77%	)	(0.42%	)
Portfolio turnover rate	23%	**	32%		34%		49%		24%		85%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$3.71		$7.34		$6.22		$6.61		$6.00		$5.03
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.03	)***	(0.04	)***	(0.04	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.81		(3.40)		1.15		(0.35)		0.65		0.98
Total income (loss) from investment operations	0.80		(3.43)		1.12		(0.39)		0.61		0.97
Less distributions to shareholders:
From net realized gains	-		(0.20)		-		-		-		-
Total distributions	-		(0.20)		-		-		-		-
Net asset value, end of period	$4.51		$3.71		$7.34		$6.22		$6.61		$6.00
Total Return ^	21.56%	**	(46.49%	)	18.01%		(5.90%	)	10.17%		19.28%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,692		$16,755		$48,600		$53,940		$41,705		$32,242
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	0.96%		0.96%		0.95%		0.95%		0.96%
After expense waiver	N/A		N/A		N/A		0.93%#		0.87%#		0.90%#	^^^
Net investment income (loss) to average daily net assets	(0.31%	)*	(0.46%	)	(0.44%	)	(0.61%	)	(0.62%	)	(0.27%	)
Portfolio turnover rate	23%	**	32%		34%		49%		24%		85%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$3.74		$7.40		$6.26		$6.65		$6.03		$5.05
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.02	)***	(0.02	)***	(0.03	)***	(0.03	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.81		(3.44)		1.16		(0.36)		0.65		0.99
Total income (loss) from investment operations	0.81		(3.46)		1.14		(0.39)		0.62		0.98
Less distributions to shareholders:
From net realized gains	-		(0.20)		-		-		-		-
Total distributions	-		(0.20)		-		-		-		-
Net asset value, end of period	$4.55		$3.74		$7.40		$6.26		$6.65		$6.03
Total Return ^	21.66%	**	(46.53%	)	18.21%		(5.86%	)	10.28%		19.41%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$134,549		$112,415		$284,106		$239,162		$240,002		$198,154
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.86%		0.86%		0.85%		0.85%		0.86%
After expense waiver	N/A		N/A		N/A		0.83%#		0.77%#		0.80%#	^^^
Net investment income (loss) to average daily net assets	(0.17%	)*	(0.36%	)	(0.32%	)	(0.51%	)	(0.51%	)	(0.17%	)
Portfolio turnover rate	23%	**	32%		34%		49%		24%		85%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$3.49		$6.98		$5.96		$6.37		$5.83		$4.92
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.07	)***	(0.07	)***	(0.08	)***	(0.08	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	0.75		(3.22)		1.09		(0.33)		0.62		0.96
Total income (loss) from investment operations	0.73		(3.29)		1.02		(0.41)		0.54		0.91
Less distributions to shareholders:
From net realized gains	-		(0.20)		-		-		-		-
Total distributions	-		(0.20)		-		-		-		-
Net asset value, end of period	$4.22		$3.49		$6.98		$5.96		$6.37		$5.83
Total Return ^	20.92%	**^^	(46.88%	)^^	17.11%	^^	(6.44%	)^^	9.26%	^^	18.50%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$73		$84		$944		$1,203		$1,034		$1,144
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	1.66%		1.66%		1.65%		1.65%		1.66%
After expense waiver	N/A		N/A		N/A		1.63%#		1.57%#		1.59%#	^^^
Net investment income (loss) to average daily net assets	(0.95%	)*	(1.22%	)	(1.13%	)	(1.31%	)	(1.32%	)	(0.99%	)
Portfolio turnover rate	23%	**	32%		34%		49%		24%		85%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$2.97		$5.16		$4.37		$4.12		$4.09		$3.74
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.03	)***	(0.02	)***	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.65		(2.17)		0.82		0.27		0.05		0.35
Total income (loss) from investment operations	0.64		(2.19)		0.79		0.25		0.03		0.35
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.00†	)
Total distributions	-		-		-		-		-		(0.00†	)
Net asset value, end of period	$3.61		$2.97		$5.16		$4.37		$4.12		$4.09
Total Return ^	21.55%	**^^	(42.44%	)^^	17.81%	^^	6.31%	^^	0.73%	^^	9.47%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,542		$12,506		$22,454		$21,627		$26,216		$32,176
Net expenses to average daily net assets	1.23%	*	1.17%		1.16%		1.15%		1.11%		1.12%
Net investment income (loss) to average daily net assets	(0.48%	)*	(0.57%	)	(0.57%	)	(0.50%	)	(0.50%	)	0.12%
Portfolio turnover rate	10%	**	10%		29%		7%		17%		30%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$3.03		$5.25		$4.44		$4.17		$4.13		$3.77
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	(0.02	)***	(0.01	)***	(0.01	)***	0.01	***
Net realized and unrealized gain (loss) on investments	0.66		(2.21)		0.83		0.28		0.05		0.36
Total income (loss) from investment operations	0.66		(2.22)		0.81		0.27		0.04		0.37
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.01)
Total distributions	-		-		-		-		-		(0.01)
Net asset value, end of period	$3.69		$3.03		$5.25		$4.44		$4.17		$4.13
Total Return ^	21.78%	**	(42.29%	)	18.24%		6.47%		0.97%		9.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,320		$4,363		$10,335		$9,960		$13,000		$13,101
Net expenses to average daily net assets	0.98%	*	0.92%		0.91%		0.90%		0.86%		0.87%
Net investment income (loss) to average daily net assets	(0.22%	)*	(0.32%	)	(0.32%	)	(0.26%	)	(0.24%	)	0.26%
Portfolio turnover rate	10%	**	10%		29%		7%		17%		30%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$3.07		$5.30		$4.47		$4.19		$4.15		$3.79
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	(0.01	)***	(0.01	)***	(0.00	)***†	0.02 ***
Net realized and unrealized gain (loss) on investments	0.66		(2.22)		0.84		0.29		0.04		0.36
Total income (loss) from investment operations	0.66		(2.23)		0.83		0.28		0.04		0.38
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Total distributions	-		-		-		-		-		(0.02)
Net asset value, end of period	$3.73		$3.07		$5.30		$4.47		$4.19		$4.15
Total Return ^	21.50%	**	(42.08%	)	18.57%		6.68%		0.96%		9.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,287		$1,922		$3,160		$1,495		$2,628		$3,777
Net expenses to average daily net assets	0.83%	*	0.77%		0.77%		0.75%		0.71%		0.72%
Net investment income (loss) to average daily net assets	(0.05%	)*	(0.17%	)	(0.18%	)	(0.12%	)	(0.11%	)	0.49%
Portfolio turnover rate	10%	**	10%		29%		7%		17%		30%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$3.09		$5.35		$4.51		$4.22		$4.17		$3.81
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.00	)***†	(0.00	)***†	(0.00	)***†	(0.00	)***†	0.02 ***
Net realized and unrealized gain (loss) on investments	0.68		(2.26)		0.84		0.29		0.05		0.36
Total income (loss) from investment operations	0.68		(2.26)		0.84		0.29		0.05		0.38
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Total distributions	-		-		-		-		-		(0.02)
Net asset value, end of period	$3.77		$3.09		$5.35		$4.51		$4.22		$4.17
Total Return ^	22.01%	**	(42.24%	)	18.63%		6.87%		1.20%		10.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,218		$10,781		$21,630		$16,179		$19,404		$25,880
Net expenses to average daily net assets	0.73%	*	0.67%		0.66%		0.65%		0.61%		0.62%
Net investment income (loss) to average daily net assets	0.04%	*	(0.08%	)	(0.07%	)	(0.00%††	)	(0.01%	)	0.45%
Portfolio turnover rate	10%	**	10%		29%		7%		17%		30%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ–100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$2.91		$5.07		$4.31		$4.07		$4.05		$3.71
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.04	)***	(0.04	)***	(0.03	)***	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.63		(2.12)		0.80		0.27		0.05		0.34
Total income (loss) from investment operations	0.62		(2.16)		0.76		0.24		0.02		0.34
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.00†	)
Total distributions	-		-		-		-		-		(0.00†	)
Net asset value, end of period	$3.53		$2.91		$5.07		$4.31		$4.07		$4.05
Total Return ^	21.31%	**^^	(42.60%	)^^	17.63%	^^	5.90%	^^	0.49%	^^	9.25%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$293		$120		$494		$445		$451		$432
Net expenses to average daily net assets	1.53%	*	1.47%		1.46%		1.45%		1.41%		1.41%
Net investment income (loss) to average daily net assets	(0.77%	)*	(0.85%	)	(0.87%	)	(0.79%	)	(0.79%	)	0.11%
Portfolio turnover rate	10%	**	10%		29%		7%		17%		30%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.66		$16.09	$18.08	$16.70	$17.78		$16.92
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.10 ***	0.05 ***	0.25 ***	(0.00	)***†	(0.07	)***
Net realized and unrealized gain (loss) on investments	1.85		(6.86)	0.25	3.02	0.53		1.96
Total income (loss) from investment operations	1.86		(6.76)	0.30	3.27	0.53		1.89
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.03)	(0.26)	(0.01)		-
From net realized gains	-		(0.55)	(2.26)	(1.63)	(1.60)		(1.03)
Tax return of capital	-		(0.00† )	-	-	-		-
Total distributions	-		(0.67)	(2.29)	(1.89)	(1.61)		(1.03)
Net asset value, end of period	$10.52		$8.66	$16.09	$18.08	$16.70		$17.78
Total Return ^	21.48%	**^^	(43.10% )^^	1.52% ^^	19.65% ^^	2.98%	^^	11.33%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124,602		$107,233	$224,393	$275,925	$252,047		$228,871
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.31%	1.30%	1.29%	1.30%		1.30%
After expense waiver	N/A		N/A	N/A	N/A	N/A		1.28%#	^^^
Net investment income (loss) to average daily net assets	0.24%	*	0.80%	0.29%	1.39%	(0.01%	)	(0.40%	)
Portfolio turnover rate	24%	**	43%	44%	36%	31%		32%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.80		$16.36	$18.34	$16.91	$17.98		$17.05
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.14 ***	0.08 ***	0.30 ***	0.05	***	(0.03	)***
Net realized and unrealized gain (loss) on investments	1.88		(7.00)	0.27	3.06	0.53		1.99
Total income (loss) from investment operations	1.90		(6.86)	0.35	3.36	0.58		1.96
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.07)	(0.30)	(0.05)		-
From net realized gains	-		(0.55)	(2.26)	(1.63)	(1.60)		(1.03)
Tax return of capital	-		(0.00† )	-	-	-		-
Total distributions	-		(0.70)	(2.33)	(1.93)	(1.65)		(1.03)
Net asset value, end of period	$10.70		$8.80	$16.36	$18.34	$16.91		$17.98
Total Return ^	21.59%	**	(42.98% )	1.79%	19.94%	3.26%		11.65%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$79,301		$69,539	$159,281	$203,635	$180,827		$163,742
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.06%	1.05%	1.04%	1.05%		1.05%
After expense waiver	N/A		N/A	N/A	N/A	N/A		1.03%#	^^^
Net investment income (loss) to average daily net assets	0.48%	*	1.05%	0.39%	1.66%	0.26%		(0.16%	)
Portfolio turnover rate	24%	**	43%	44%	36%	31%		32%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$8.87		$16.49	$18.47	$17.02	$18.08	$17.12
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.16 ***	0.09 ***	0.32 ***	0.07 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	1.90		(7.06)	0.29	3.09	0.55	1.99
Total income (loss) from investment operations	1.93		(6.90)	0.38	3.41	0.62	1.99
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.10)	(0.33)	(0.08)	-
From net realized gains	-		(0.55)	(2.26)	(1.63)	(1.60)	(1.03)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.72)	(2.36)	(1.96)	(1.68)	(1.03)
Net asset value, end of period	$10.80		$8.87	$16.49	$18.47	$17.02	$18.08
Total Return ^	21.76%	**	(42.89% )	1.92%	20.12%	3.44%	11.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,700		$56,399	$131,434	$144,555	$116,392	$94,538
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	*	0.91%	0.90%	0.89%	0.90%	0.90%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.88%#	^^^
Net investment income (loss) to average daily net assets	0.66%	*	1.17%	0.49%	1.79%	0.40%	(0.01%	)
Portfolio turnover rate	24%	**	43%	44%	36%	31%	32%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$8.94		$16.62	$18.59	$17.11	$18.18	$17.19
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.17 ***	0.13 ***	0.34 ***	0.09 ***	0.01	***
Net realized and unrealized gain (loss) on investments	1.91		(7.11)	0.28	3.12	0.54	2.01
Total income (loss) from investment operations	1.94		(6.94)	0.41	3.46	0.63	2.02
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.12)	(0.35)	(0.10)	-
From net realized gains	-		(0.55)	(2.26)	(1.63)	(1.60)	(1.03)
Tax return of capital	-		(0.00† )	-	-	-	-
Total distributions	-		(0.74)	(2.38)	(1.98)	(1.70)	(1.03)
Net asset value, end of period	$10.88		$8.94	$16.62	$18.59	$17.11	$18.18
Total Return ^	21.70%	**	(42.82% )	2.07%	20.28%	3.45%	11.91%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$188,515		$142,372	$349,391	$348,859	$354,769	$326,445
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.81%	0.80%	0.79%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.78%#	^^^
Net investment income (loss) to average daily net assets	0.73%	*	1.27%	0.67%	1.89%	0.50%	0.08%
Portfolio turnover rate	24%	**	43%	44%	36%	31%	32%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.48		$15.77	$17.79		$16.48	$17.60		$16.81
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.07 ***	(0.02	)***	0.18 ***	(0.05	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	1.81		(6.72)	0.26		2.99	0.53		1.94
Total income (loss) from investment operations	1.81		(6.65)	0.24		3.17	0.48		1.82
Less distributions to shareholders:
From net investment income	-		(0.09)	-		(0.23)	-		-
From net realized gains	-		(0.55)	(2.26)		(1.63)	(1.60)		(1.03)
Tax return of capital	-		(0.00† )	-		-	-		-
Total distributions	-		(0.64)	(2.26)		(1.86)	(1.60)		(1.03)
Net asset value, end of period	$10.29		$8.48	$15.77		$17.79	$16.48		$17.60
Total Return ^	21.34%	**^^	(43.29% )^^	1.21%	^^	19.35% ^^	2.61%	^^	11.05%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,003		$1,522	$2,723		$2,567	$1,820		$1,006
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%	*	1.60%	1.60%		1.60%	1.60%		1.60%
After expense waiver	N/A		N/A	N/A		N/A	N/A		1.58%#	^^^
Net investment income (loss) to average daily net assets	(0.05%	)*	0.54%	(0.08%	)	1.03%	(0.27%	)	(0.72%	)
Portfolio turnover rate	24%	**	43%	44%		36%	31%		32%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.43		$9.72	$11.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05 ***	0.09 ***	0.02	***
Net realized and unrealized gain (loss) on investments	0.20		(3.25)	(1.10)	1.41
Total income (loss) from investment operations	0.23		(3.20)	(1.01)	1.43
Less distributions to shareholders:
From net investment income	-		(0.08)	(0.04)	(0.02)
From net realized gains	-		(0.00† )	(0.63)	(0.01)
Tax return of capital	-		(0.01)	-	-
Total distributions	-		(0.09)	(0.67)	(0.03)
Net asset value, end of period	$6.66		$6.43	$9.72	$11.40
Total Return ^	3.58%	**^^	(32.94% )^^	(8.97% )^^	14.27%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,245		$4,444	$9,490	$497
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	*	1.30%	1.30%	2.02%	*
After expense waiver	N/A		N/A	N/A	1.38%	*#
Net investment income (loss) to average daily net assets	0.83%	*	0.56%	0.82%	0.45%	*
Portfolio turnover rate	59%	**	34%	49%	7%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.44		$9.75	$11.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.07 ***	0.11 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.20		(3.27)	(1.10)	1.39
Total income (loss) from investment operations	0.23		(3.20)	(0.99)	1.44
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.05)	(0.01)
From net realized gains	-		(0.00† )	(0.63)	(0.01)
Tax return of capital	-		(0.02)	-	-
Total distributions	-		(0.11)	(0.68)	(0.02)
Net asset value, end of period	$6.67		$6.44	$9.75	$11.42
Total Return ^	3.57%	**	(32.77% )	(8.74% )	14.47%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,728		$32,488	$74,131	$1,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	*	1.05%	1.05%	1.77%	*
After expense waiver	N/A		N/A	N/A	1.13%	*#
Net investment income (loss) to average daily net assets	1.07%	*	0.81%	0.95%	1.31%	*
Portfolio turnover rate	59%	**	34%	49%	7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Period Ended 12/31/06+
Net asset value, beginning of period	$6.43		$9.75	$11.43		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.09 ***	0.17 ***		0.03	***
Net realized and unrealized gain (loss) on investments	0.21		(3.28)	(1.15)		1.40
Total income (loss) from investment operations	0.25		(3.19)	(0.98)		1.43
Less distributions to shareholders:
From net investment income	-		(0.11)	(0.07)		-
From net realized gains	-		(0.00† )	(0.63)		-
Tax return of capital	-		(0.02)	-		-
Total distributions	-		(0.13)	(0.70)		-
Net asset value, end of period	$6.68		$6.43	$9.75		$11.43
Total Return ^	3.89%	**	(32.67% )	(8.66% )		14.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$709		$2,174	$1,163	$	-††††
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.90%	0.90%		1.62%	*
After expense waiver	N/A		N/A	N/A		0.98%	*#
Net investment income (loss) to average daily net assets	1.26%	*	1.14%	1.45%		0.68%	*
Portfolio turnover rate	59%	**	34%	49%		7%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07		Period Ended 12/31/06+
Net asset value, beginning of period	$6.43		$9.75	$11.42		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.09 ***	0.14 ***		0.06	***
Net realized and unrealized gain (loss) on investments	0.20		(3.27)	(1.10)		1.39
Total income (loss) from investment operations	0.24		(3.18)	(0.96)		1.45
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.08)		(0.02)
From net realized gains	-		(0.00† )	(0.63)		(0.01)
Tax return of capital	-		(0.02)	-		-
Total distributions	-		(0.14)	(0.71)		(0.03)
Net asset value, end of period	$6.67		$6.43	$9.75		$11.42
Total Return ^	3.73%	**	(32.61% )	(8.53% )		14.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,982		$60,858	$123,216		$60,708
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.80%	0.80%		1.52%	*
After expense waiver	N/A		N/A	N/A		0.88%	*#
Net investment income (loss) to average daily net assets	1.33%	*	1.07%	1.19%		1.51%	*
Portfolio turnover rate	59%	**	34%	49%		7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†††† Amount is less than $500.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid–Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07			Period Ended 12/31/06+
Net asset value, beginning of period	$6.44		$9.75	$11.41			$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03 ***	(0.00	)***†		(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.19		(3.26)	(1.03)			1.41
Total income (loss) from investment operations	0.21		(3.23)	(1.03)			1.41
Less distributions to shareholders:
From net investment income	-		(0.07)	-			-
From net realized gains	-		(0.00† )	(0.63)			-
Tax return of capital	-		(0.01)	-			-
Total distributions	-		(0.08)	(0.63)			-
Net asset value, end of period	$6.65		$6.44	$9.75			$11.41
Total Return ^	3.42%	**^^	(33.23% )^^	(9.13%	)^^		14.22%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33		$31	$38		$	-††††
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.60%	1.60%			2.32%	*
After expense waiver	N/A		N/A	N/A			1.68%	*#
Net investment income (loss) to average daily net assets	0.55%	*	0.32%	(0.00%††	)		(0.02%	)*
Portfolio turnover rate	59%	**	34%	49%			7%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
†††† Amount is less than $500.
+ For the period August 29, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.14		$9.34		$10.90	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.09	***	0.18 ***	0.10	***
Net realized and unrealized gain (loss) on investments	(0.46)		(3.21)		(1.53)	0.84
Total income (loss) from investment operations	(0.43)		(3.12)		(1.35)	0.94
Less distributions to shareholders:
From net investment income	-		(0.08)		(0.13)	(0.04)
From net realized gains	-		(0.00†	)	(0.08)	-
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.08)		(0.21)	(0.04)
Net asset value, end of period	$5.71		$6.14		$9.34	$10.90
Total Return ^	(7.00%	)**^^	(33.30%	)^^	(12.35% )^^	9.32%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,400		$7,950		$15,737	$3,653
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	*	1.37%		1.35%	1.72%	*
After expense waiver	N/A		N/A		N/A	1.40%	*#
Net investment income (loss) to average daily net assets	1.18%	*	1.07%		1.74%	1.23%	*
Portfolio turnover rate	51%	**	110%		68%	63%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.14		$9.36		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.11	***	0.20 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.47)		(3.22)		(1.53)	0.83
Total income (loss) from investment operations	(0.43)		(3.11)		(1.33)	0.96
Less distributions to shareholders:
From net investment income	-		(0.11)		(0.14)	(0.05)
From net realized gains	-		(0.00†	)	(0.08)	-
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.11)		(0.22)	(0.05)
Net asset value, end of period	$5.71		$6.14		$9.36	$10.91
Total Return ^	(7.00%	)**	(33.12%	)	(12.22% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,731		$24,811		$42,168	$1,041
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	1.12%		1.10%	1.47%	*
After expense waiver	N/A		N/A		N/A	1.15%	*#
Net investment income (loss) to average daily net assets	1.44%	*	1.36%		1.91%	1.69%	*
Portfolio turnover rate	51%	**	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.14		$9.36		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.12	***	0.24 ***	0.10	***
Net realized and unrealized gain (loss) on investments	(0.46)		(3.22)		(1.56)	0.86
Total income (loss) from investment operations	(0.42)		(3.10)		(1.32)	0.96
Less distributions to shareholders:
From net investment income	-		(0.12)		(0.15)	(0.05)
From net realized gains	-		(0.00†	)	(0.08)	-
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.12)		(0.23)	(0.05)
Net asset value, end of period	$5.72		$6.14		$9.36	$10.91
Total Return ^	(6.84%	)**	(33.01%	)	(12.06% )	9.61%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,041		$4,679		$9,343	$2,402
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	0.97%		0.95%	1.32%	*
After expense waiver	N/A		N/A		N/A	1.00%	*#
Net investment income (loss) to average daily net assets	1.60%	*	1.47%		2.27%	1.34%	*
Portfolio turnover rate	51%	**	110%		68%	63%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.14		$9.37		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.13	***	0.24 ***	0.11	***
Net realized and unrealized gain (loss) on investments	(0.47)		(3.23)		(1.54)	0.85
Total income (loss) from investment operations	(0.42)		(3.10)		(1.30)	0.96
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.16)	(0.05)
From net realized gains	-		(0.00†	)	(0.08)	-
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.13)		(0.24)	(0.05)
Net asset value, end of period	$5.72		$6.14		$9.37	$10.91
Total Return ^	(6.84%	)**	(32.97%	)	(12.02% )	9.74%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$49,517		$55,899		$90,057	$29,939
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	*	0.87%		0.85%	1.22%	*
After expense waiver	N/A		N/A		N/A	0.95%	*#
Net investment income (loss) to average daily net assets	1.70%	*	1.58%		2.21%	1.40%	*
Portfolio turnover rate	51%	**	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$6.16		$9.34		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.06	***	0.16 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.47)		(3.18)		(1.54)	0.87
Total income (loss) from investment operations	(0.45)		(3.12)		(1.38)	0.91
Less distributions to shareholders:
From net investment income	-		(0.06)		(0.11)	-
From net realized gains	-		(0.00†	)	(0.08)	-
Tax return of capital	-		(0.00†	)	-	-
Total distributions	-		(0.06)		(0.19)	-
Net asset value, end of period	$5.71		$6.16		$9.34	$10.91
Total Return ^	(7.15%	)**^^	(33.49%	)^^	(12.64% )^^	9.10%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$205		$197		$284	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%	*	1.67%		1.65%	2.02%	*
After expense waiver	N/A		N/A		N/A	1.70%	*#
Net investment income (loss) to average daily net assets	0.91%	*	0.76%		1.52%	0.50%	*
Portfolio turnover rate	51%	**	110%		68%	63%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period March 31, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.67		$12.59	$15.32	$14.28		$14.28		$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02 ***	0.02 ***	(0.03	)***	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.04		(3.53)	(0.36)	2.07		0.68		2.65
Total income (loss) from investment operations	0.06		(3.51)	(0.34)	2.04		0.65		2.65
Less distributions to shareholders:
From net realized gains	-		(0.41)	(2.39)	(1.00)		(0.65)		(0.33)
Total distributions	-		(0.41)	(2.39)	(1.00)		(0.65)		(0.33)
Net asset value, end of period	$8.73		$8.67	$12.59	$15.32		$14.28		$14.28
Total Return ^	0.69%	**^^	(27.94% )^^	(2.09% )^^	14.46%	^^	4.56%	^^	22.30%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,593		$84,721	$132,697	$174,732		$136,675		$115,807
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*	1.49%	1.49%	1.49%		1.49%		1.49%
After expense waiver	N/A		N/A	N/A	N/A		N/A		1.44%#	^^^
Net investment income (loss) to average daily net assets	0.52%	*	0.14%	0.11%	(0.18%	)	(0.24%	)	(0.02%	)
Portfolio turnover rate	17%	**	37%	39%	50%		56%		36%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.78		$12.70	$15.43	$14.34		$14.31		$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04 ***	0.05 ***	0.01	***	0.00	***†	0.03	***
Net realized and unrealized gain (loss) on investments	0.04		(3.55)	(0.36)	2.08		0.68		2.67
Total income (loss) from investment operations	0.07		(3.51)	(0.31)	2.09		0.68		2.70
Less distributions to shareholders:
From net investment income	-		-	(0.03)	-		-		(0.02)
From net realized gains	-		(0.41)	(2.39)	(1.00)		(0.65)		(0.33)
Total distributions	-		(0.41)	(2.42)	(1.00)		(0.65)		(0.35)
Net asset value, end of period	$8.85		$8.78	$12.70	$15.43		$14.34		$14.31
Total Return ^	0.80%	**	(27.70% )	(1.89% )	14.75%		4.76%		22.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$44,705		$46,039	$103,887	$163,441		$125,631		$116,485
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.24%	1.24%	1.24%		1.24%		1.24%
After expense waiver	N/A		N/A	N/A	N/A		N/A		1.19%#	^^^
Net investment income (loss) to average daily net assets	0.78%	*	0.36%	0.32%	0.07%		0.00%††		0.24%
Portfolio turnover rate	17%	**	37%	39%	50%		56%		36%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$8.83		$12.80	$15.53	$14.41	$14.35	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.06 ***	0.07 ***	0.04 ***	0.02 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	0.05		(3.60)	(0.36)	2.09	0.69	2.67
Total income (loss) from investment operations	0.09		(3.54)	(0.29)	2.13	0.71	2.72
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.05)	(0.01)	-	(0.03)
From net realized gains	-		(0.41)	(2.39)	(1.00)	(0.65)	(0.33)
Total distributions	-		(0.43)	(2.44)	(1.01)	(0.65)	(0.36)
Net asset value, end of period	$8.92		$8.83	$12.80	$15.53	$14.41	$14.35
Total Return ^	1.02%	**	(27.72% )	(1.72% )	14.93%	4.96%	22.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,670		$73,216	$100,730	$174,630	$98,126	$100,488
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.09%	1.09%	1.09%	1.09%	1.09%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.04%# ^^^
Net investment income (loss) to average daily net assets	0.94%	*	0.55%	0.47%	0.22%	0.13%	0.37%
Portfolio turnover rate	17%	**	37%	39%	50%	56%	36%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$8.87		$12.84	$15.58	$14.46	$14.39	$12.02
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.07 ***	0.09 ***	0.04 ***	0.03 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	0.05		(3.61)	(0.38)	2.09	0.69	2.68
Total income (loss) from investment operations	0.09		(3.54)	(0.29)	2.13	0.72	2.73
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.06)	(0.01)	-	(0.03)
From net realized gains	-		(0.41)	(2.39)	(1.00)	(0.65)	(0.33)
Total distributions	-		(0.43)	(2.45)	(1.01)	(0.65)	(0.36)
Net asset value, end of period	$8.96		$8.87	$12.84	$15.58	$14.46	$14.39
Total Return ^	1.01%	**	(27.65% )	(1.68% )	14.97%	5.01%	22.86%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$189,918		$186,899	$241,742	$288,826	$221,271	$188,743
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.05%	1.05%	1.05%	1.05%	1.05%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.00%# ^^^
Net investment income (loss) to average daily net assets	0.96%	*	0.59%	0.58%	0.26%	0.20%	0.40%
Portfolio turnover rate	17%	**	37%	39%	50%	56%	36%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.44		$12.31		$15.08		$14.11		$14.16		$11.90
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.02	)***	(0.02	)***	(0.07	)***	(0.08	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	0.04		(3.44)		(0.36)		2.04		0.68		2.64
Total income (loss) from investment operations	0.05		(3.46)		(0.38)		1.97		0.60		2.59
Less distributions to shareholders:
From net realized gains	-		(0.41)		(2.39)		(1.00)		(0.65)		(0.33)
Total distributions	-		(0.41)		(2.39)		(1.00)		(0.65)		(0.33)
Net asset value, end of period	$8.49		$8.44		$12.31		$15.08		$14.11		$14.16
Total Return ^	0.59%	**^^	(28.18%	)^^	(2.40%	)^^	14.14%	^^	4.25%	^^	21.91%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,271		$1,101		$1,633		$1,398		$1,251		$916
Ratio of expenses to average daily net assets:
Before expense waiver	1.80%	*	1.79%		1.79%		1.79%		1.79%		1.79%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.74%#	^^^
Net investment income (loss) to average daily net assets	0.25%	*	(0.16%	)	(0.13%	)	(0.48%	)	(0.54%	)	(0.37%	)
Portfolio turnover rate	17%	**	37%		39%		50%		56%		36%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.00		$11.35		$10.35		$9.82	$8.74		$7.64
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.06	)***	(0.08	)***	0.02 ***	(0.05	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	0.48		(5.29)		1.08		0.53	1.13		1.15
Total income (loss) from investment operations	0.46		(5.35)		1.00		0.55	1.08		1.10
Less distributions to shareholders:
From net investment income	-		-		-		(0.02)	-		-
Total distributions	-		-		-		(0.02)	-		-
Net asset value, end of period	$6.46		$6.00		$11.35		$10.35	$9.82		$8.74
Total Return ^	7.67%	**^^	(47.14%	)^^	9.66%	^^	5.47% ^^	12.47%	^^	14.40%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,859		$10,726		$27,120		$30,406	$34,053		$29,642
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	*	1.35%		1.30%		1.31%	1.30%		1.30%
After expense waiver	N/A		N/A		N/A		N/A	N/A		1.27%#	^^^
Net investment income (loss) to average daily net assets	(0.54%	)*	(0.69%	)	(0.72%	)	0.18%	(0.59%	)	(0.68%	)
Portfolio turnover rate	87%	**	151%		193%		130%	117%		93%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.14		$11.58		$10.53		$10.00	$8.87		$7.73
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.04	)***	(0.05	)***	0.05 ***	(0.03	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	0.48		(5.40)		1.10		0.52	1.16		1.17
Total income (loss) from investment operations	0.47		(5.44)		1.05		0.57	1.13		1.14
Less distributions to shareholders:
From net investment income	-		-		-		(0.04)	-		-
Total distributions	-		-		-		(0.04)	-		-
Net asset value, end of period	$6.61		$6.14		$11.58		$10.53	$10.00		$8.87
Total Return ^	7.65%	**	(46.98%	)	9.97%		5.74%	12.74%		14.75%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,917		$16,919		$38,904		$33,742	$42,353		$39,546
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.10%		1.05%		1.06%	1.05%		1.06%
After expense waiver	N/A		N/A		N/A		N/A	N/A		1.02%#	^^^
Net investment income (loss) to average daily net assets	(0.30%	)*	(0.44%	)	(0.48%	)	0.43%	(0.35%	)	(0.44%	)
Portfolio turnover rate	87%	**	151%		193%		130%	117%		93%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.21		$11.70		$10.62		$10.08	$8.94		$7.78
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.03	)***	(0.03	)***	0.06 ***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.49		(5.46)		1.11		0.54	1.16		1.18
Total income (loss) from investment operations	0.49		(5.49)		1.08		0.60	1.14		1.16
Less distributions to shareholders:
From net investment income	-		-		-		(0.06)	-		-
Total distributions	-		-		-		(0.06)	-		-
Net asset value, end of period	$6.70		$6.21		$11.70		$10.62	$10.08		$8.94
Total Return ^	7.89%	**	(46.92%	)	10.17%		5.90%	12.86%		14.91%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,697		$3,326		$5,944		$19,475	$21,345		$15,791
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.95%		0.90%		0.91%	0.90%		0.90%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.87%#	^^^
Net investment income (loss) to average daily net assets	(0.14%	)*	(0.28%	)	(0.30%	)	0.55%	(0.19%	)	(0.29%	)
Portfolio turnover rate	87%	**	151%		193%		130%	117%		93%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$6.24		$11.74		$10.65		$10.12	$8.97		$7.79
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.02	)***	(0.03	)***	0.06 ***	(0.01	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.49		(5.48)		1.12		0.54	1.16		1.20
Total income (loss) from investment operations	0.49		(5.50)		1.09		0.60	1.15		1.18
Less distributions to shareholders:
From net investment income	-		-		-		(0.07)	-		-
Total distributions	-		-		-		(0.07)	-		-
Net asset value, end of period	$6.73		$6.24		$11.74		$10.65	$10.12		$8.97
Total Return ^	7.85%	**	(46.85%	)	10.23%		5.97%	12.82%		15.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,981		$41,539		$86,268		$68,251	$70,676		$50,160
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	*	0.88%		0.83%		0.84%	0.83%		0.83%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.80%#	^^^
Net investment income (loss) to average daily net assets	(0.08%	)*	(0.23%	)	(0.26%	)	0.59%	(0.12%	)	(0.22%	)
Portfolio turnover rate	87%	**	151%		193%		130%	117%		93%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.89		$11.17		$10.21		$9.71		$8.67		$7.59
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.09	)***	(0.11	)***	(0.00	)***†	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	0.46		(5.19)		1.07		0.50		1.12		1.16
Total income (loss) from investment operations	0.44		(5.28)		0.96		0.50		1.04		1.08
Net asset value, end of period	$6.33		$5.89		$11.17		$10.21		$9.71		$8.67
Total Return ^	7.47%	**^^	(47.27%	)^^	9.40%	^^	5.15%	^^	12.00%	^^	14.23%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$188		$185		$336		$246		$167		$149
Ratio of expenses to average daily net assets:
Before expense waiver	1.68%	*	1.65%		1.60%		1.61%		1.60%		1.60%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.57%#	^^^
Net investment income (loss) to average daily net assets	(0.84%	)*	(0.98%	)	(1.02%	)	(0.01%	)	(0.89%	)	(0.99%	)
Portfolio turnover rate	87%	**	151%		193%		130%		117%		93%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.14		$14.75		$14.05		$14.13		$13.09		$11.17
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.08	)***	(0.07	)***	(0.04	)***	(0.09	)***	(0.10	)***
Net realized and unrealized gain (loss) on investments	1.31		(5.92)		2.26		1.01		1.74		2.04
Total income (loss) from investment operations	1.28		(6.00)		2.19		0.97		1.65		1.94
Less distributions to shareholders:
From net realized gains	-		(0.61)		(1.49)		(1.05)		(0.61)		(0.02)
Total distributions	-		(0.61)		(1.49)		(1.05)		(0.61)		(0.02)
Net asset value, end of period	$9.42		$8.14		$14.75		$14.05		$14.13		$13.09
Total Return ^	15.72%	**^^	(41.26%	)^^	15.74%	^^	6.97%	^^	12.63%	^^	17.41%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$248,524		$211,358		$397,924		$318,260		$310,072		$208,278
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.35%		1.34%		1.35%		1.35%		1.35%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.34%#	^^^
Net investment income (loss) to average daily net assets	(0.70%	)*	(0.67%	)	(0.47%	)	(0.29%	)	(0.68%	)	(0.89%	)
Portfolio turnover rate	58%	**	33%		41%		42%		28%		42%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.32		$15.02		$14.28		$14.34		$13.24		$11.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.03	)***	(0.01	)***	(0.06	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	1.35		(6.04)		2.29		1.04		1.77		2.07
Total income (loss) from investment operations	1.33		(6.09)		2.26		1.03		1.71		1.99
Less distributions to shareholders:
From net realized gains	-		(0.61)		(1.52)		(1.09)		(0.61)		(0.02)
Total distributions	-		(0.61)		(1.52)		(1.09)		(0.61)		(0.02)
Net asset value, end of period	$9.65		$8.32		$15.02		$14.28		$14.34		$13.24
Total Return ^	15.99%	**	(41.12%	)	15.99%		7.28%		12.94%		17.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$297,109		$258,165		$546,924		$531,194		$508,296		$403,972
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.10%		1.09%		1.10%		1.10%		1.10%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.09%#	^^^
Net investment income (loss) to average daily net assets	(0.45%	)*	(0.43%	)	(0.21%	)	(0.05%	)	(0.43%	)	(0.65%	)
Portfolio turnover rate	58%	**	33%		41%		42%		28%		42%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.43		$15.19		$14.43		$14.48	$13.35		$11.34
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.04	)***	(0.01	)***	0.01 ***	(0.04	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	1.36		(6.11)		2.32		1.06	1.78		2.09
Total income (loss) from investment operations	1.35		(6.15)		2.31		1.07	1.74		2.03
Less distributions to shareholders:
From net realized gains	-		(0.61)		(1.55)		(1.12)	(0.61)		(0.02)
Total distributions	-		(0.61)		(1.55)		(1.12)	(0.61)		(0.02)
Net asset value, end of period	$9.78		$8.43		$15.19		$14.43	$14.48		$13.35
Total Return ^	16.01%	**	(41.05%	)	16.15%		7.45%	13.06%		17.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$122,740		$105,886		$229,983		$178,542	$139,779		$99,126
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.95%		0.94%		0.95%	0.95%		0.95%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.94%#	^^^
Net investment income (loss) to average daily net assets	(0.29%	)*	(0.28%	)	(0.07%	)	0.10%	(0.28%	)	(0.49%	)
Portfolio turnover rate	58%	**	33%		41%		42%	28%		42%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$8.49		$15.28		$14.50		$14.54	$13.39		$11.37
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.00	)***†	0.03 ***	(0.03	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	1.38		(6.16)		2.34		1.05	1.79		2.09
Total income (loss) from investment operations	1.37		(6.18)		2.34		1.08	1.76		2.04
Less distributions to shareholders:
From net realized gains	-		(0.61)		(1.56)		(1.12)	(0.61)		(0.02)
Total distributions	-		(0.61)		(1.56)		(1.12)	(0.61)		(0.02)
Net asset value, end of period	$9.86		$8.49		$15.28		$14.50	$14.54		$13.39
Total Return ^	16.14%	**	(41.00%	)	16.32%		7.55%	13.17%		17.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$284,104		$221,677		$398,427		$229,547	$273,591		$206,865
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.86%		0.86%		0.86%	0.86%		0.86%
After expense waiver	N/A		N/A		N/A		N/A	N/A		0.85%#	^^^
Net investment income (loss) to average daily net assets	(0.22%	)*	(0.18%	)	(0.03%	)	0.21%	(0.19%	)	(0.41%	)
Portfolio turnover rate	58%	**	33%		41%		42%	28%		42%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$7.97		$14.50		$13.84		$13.95		$12.97		$11.10
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.12	)***	(0.12	)***	(0.09	)***	(0.13	)***	(0.14	)***
Net realized and unrealized gain (loss) on investments	1.28		(5.80)		2.22		1.01		1.72		2.03
Total income (loss) from investment operations	1.24		(5.92)		2.10		0.92		1.59		1.89
Less distributions to shareholders:
From net realized gains	-		(0.61)		(1.44)		(1.03)		(0.61)		(0.02)
Total distributions	-		(0.61)		(1.44)		(1.03)		(0.61)		(0.02)
Net asset value, end of period	$9.21		$7.97		$14.50		$13.84		$13.95		$12.97
Total Return ^	15.56%	**^^	(41.42%	)^^	15.36%	^^	6.68%	^^	12.28%	^^	17.07%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,530		$1,207		$3,923		$2,674		$1,755		$1,096
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%	*	1.65%		1.65%		1.65%		1.65%		1.65%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.64%#	^^^
Net investment income (loss) to average daily net assets	(1.00%	)*	(0.97%	)	(0.79%	)	(0.63%	)	(0.97%	)	(1.19%	)
Portfolio turnover rate	58%	**	33%		41%		42%		28%		42%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$9.65		$16.09		$15.98		$15.72		$14.22		$12.56
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.06	)***	(0.14	)***	(0.13	)***	(0.12	)***	(0.13	)***
Net realized and unrealized gain (loss) on investments	1.25		(6.38)		1.63		1.53		1.62		1.79
Total income (loss) from investment operations	1.20		(6.44)		1.49		1.40		1.50		1.66
Less distributions to shareholders:
From net realized gains	-		-		(1.38)		(1.14)		-		-
Tax return of capital	-		-		(0.00†	)	-		-		-
Total distributions	-		-		(1.38)		(1.14)		-		-
Net asset value, end of period	$10.85		$9.65		$16.09		$15.98		$15.72		$14.22
Total Return ^	12.44%	**^^	(40.02%	)^^	9.58%	^^	8.91%	^^	10.55%	^^	13.22%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,698		$60,323		$112,757		$114,136		$98,945		$77,739
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%	*	1.52%		1.51%		1.51%		1.51%		1.52%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.48%#	^^^
Net investment income (loss) to average daily net assets	(0.96%	)*	(0.42%	)	(0.81%	)	(0.80%	)	(0.83%	)	(1.01%	)
Portfolio turnover rate	54%	**	92%		70%		84%		59%		64%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$9.88		$16.43		$16.29		$15.97		$14.41		$12.70
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.02	)***	(0.10	)***	(0.09	)***	(0.08	)***	(0.10	)***
Net realized and unrealized gain (loss) on investments	1.27		(6.53)		1.67		1.55		1.64		1.81
Total income (loss) from investment operations	1.24		(6.55)		1.57		1.46		1.56		1.71
Less distributions to shareholders:
From net realized gains	-		-		(1.43)		(1.14)		-		-
Tax return of capital	-		-		(0.00†	)	-		-		-
Total distributions	-		-		(1.43)		(1.14)		-		-
Net asset value, end of period	$11.12		$9.88		$16.43		$16.29		$15.97		$14.41
Total Return ^	12.55%	**	(39.90%	)	9.90%		9.15%		10.83%		13.46%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$55,945		$60,124		$111,010		$92,914		$108,840		$90,941
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%	*	1.27%		1.26%		1.26%		1.26%		1.26%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.23%#	^^^
Net investment income (loss) to average daily net assets	(0.72%	)*	(0.16%	)	(0.55%	)	(0.55%	)	(0.58%	)	(0.76%	)
Portfolio turnover rate	54%	**	92%		70%		84%		59%		64%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$10.02		$16.64		$16.48		$16.11		$14.52		$12.77
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.00	)***†	(0.07	)***	(0.07	)***	(0.06	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	1.29		(6.62)		1.68		1.58		1.65		1.83
Total income (loss) from investment operations	1.26		(6.62)		1.61		1.51		1.59		1.75
Less distributions to shareholders:
From net realized gains	-		-		(1.45)		(1.14)		-		-
Tax return of capital	-		-		(0.00†	)	-		-		-
Total distributions	-		-		(1.45)		(1.14)		-		-
Net asset value, end of period	$11.28		$10.02		$16.64		$16.48		$16.11		$14.52
Total Return ^	12.57%	**	(39.78%	)	9.99%		9.32%		11.02%		13.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$69,396		$69,313		$121,462		$133,777		$95,822		$92,812
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.12%		1.11%		1.11%		1.11%		1.12%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.08%#	^^^
Net investment income (loss) to average daily net assets	(0.56%	)*	(0.03%	)	(0.41%	)	(0.41%	)	(0.44%	)	(0.61%	)
Portfolio turnover rate	54%	**	92%		70%		84%		59%		64%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$10.14		$16.82		$16.64		$16.24		$14.61		$12.84
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.01	***	(0.05	)***	(0.04	)***	(0.04	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	1.31		(6.69)		1.71		1.58		1.67		1.83
Total income (loss) from investment operations	1.29		(6.68)		1.66		1.54		1.63		1.77
Less distributions to shareholders:
From net realized gains	-		-		(1.48)		(1.14)		-		-
Tax return of capital	-		-		(0.00†	)	-		-		-
Total distributions	-		-		(1.48)		(1.14)		-		-
Net asset value, end of period	$11.43		$10.14		$16.82		$16.64		$16.24		$14.61
Total Return ^	12.72%	**	(39.71%	)	10.14%		9.49%		11.23%		13.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$215,021		$178,508		$341,265		$284,413		$288,954		$241,673
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	0.98%		0.97%		0.97%		0.97%		0.97%
After expense waiver	N/A		N/A		N/A		N/A		N/A		0.94%#	^^^
Net investment income (loss) to average daily net assets	(0.42%	)*	0.10%		(0.26%	)	(0.26%	)	(0.29%	)	(0.47%	)
Portfolio turnover rate	54%	**	92%		70%		84%		59%		64%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$9.43		$15.78		$15.70		$15.51		$14.07		$12.47
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.11	)***	(0.19	)***	(0.18	)***	(0.16	)***	(0.16	)***
Net realized and unrealized gain (loss) on investments	1.22		(6.24)		1.61		1.51		1.60		1.76
Total income (loss) from investment operations	1.16		(6.35)		1.42		1.33		1.44		1.60
Less distributions to shareholders:
From net realized gains	-		-		(1.34)		(1.14)		-		-
Tax return of capital	-		-		(0.00†	)	-		-		-
Total distributions	-		-		(1.34)		(1.14)		-		-
Net asset value, end of period	$10.59		$9.43		$15.78		$15.70		$15.51		$14.07
Total Return ^	12.30%	**^^	(40.24%	)^^	9.28%	^^	8.51%	^^	10.31%	^^	12.83%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$425		$317		$1,105		$990		$930		$816
Ratio of expenses to average daily net assets:
Before expense waiver	1.83%	*	1.82%		1.81%		1.81%		1.81%		1.82%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.78%#	^^^
Net investment income (loss) to average daily net assets	(1.25%	)*	(0.82%	)	(1.11%	)	(1.11%	)	(1.13%	)	(1.31%	)
Portfolio turnover rate	54%	**	92%		70%		84%		59%		64%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.51		$9.78		$10.40		$9.69		$10.05		$10.67
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.11	)***	(0.12	)***	(0.11	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	0.36		(4.14)		0.52		1.54		(0.02)		0.20‡‡
Total income (loss) from investment operations	0.33		(4.21)		0.41		1.42		(0.13)		0.12
Less distributions to shareholders:
From net realized gains	-		(0.06)		(1.03)		(0.71)		(0.23)		(0.74)
Total distributions	-		(0.06)		(1.03)		(0.71)		(0.23)		(0.74)
Net asset value, end of period	$5.84		$5.51		$9.78		$10.40		$9.69		$10.05
Total Return ^	5.99%	**^^	(43.26%	)^^	4.09%	^^	14.95%	^^	(1.09%	)^^	1.70%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,189		$13,367		$49,662		$69,380		$62,461		$66,985
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%	*	1.56%		1.53%		1.55%		1.54%		1.52%
After expense waiver	N/A		N/A		N/A		N/A		1.52%#		1.35%#	^^^
Net investment income (loss) to average daily net assets	(1.10%	)*	(0.91%	)	(1.04%	)	(1.15%	)	(1.18%	)	(0.77%	)
Portfolio turnover rate	79%	**	129%		82%		102%		149%		220%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.63		$9.96		$10.57		$9.81		$10.14		$10.74
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.09	)***	(0.09	)***	(0.09	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	0.36		(4.22)		0.54		1.56		(0.01)		0.19‡‡
Total income (loss) from investment operations	0.34		(4.27)		0.45		1.47		(0.10)		0.14
Less distributions to shareholders:
From net realized gains	-		(0.06)		(1.06)		(0.71)		(0.23)		(0.74)
Total distributions	-		(0.06)		(1.06)		(0.71)		(0.23)		(0.74)
Net asset value, end of period	$5.97		$5.63		$9.96		$10.57		$9.81		$10.14
Total Return ^	6.04%	**	(43.08%	)	4.39%		15.28%		(0.88%	)	1.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,620		$8,625		$36,372		$31,256		$28,468		$43,008
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.31%		1.28%		1.30%		1.29%		1.27%
After expense waiver	N/A		N/A		N/A		N/A		1.26%#		1.10%#	^^^
Net investment income (loss) to average daily net assets	(0.84%	)*	(0.64%	)	(0.78%	)	(0.89%	)	(0.91%	)	(0.54%	)
Portfolio turnover rate	79%	**	129%		82%		102%		149%		220%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.68		$10.05		$10.65		$9.87		$10.19		$10.77
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.04	)***	(0.07	)***	(0.08	)***	(0.07	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	0.38		(4.27)		0.54		1.57		(0.02)		0.20‡‡
Total income (loss) from investment operations	0.36		(4.31)		0.47		1.49		(0.09)		0.16
Less distributions to shareholders:
From net realized gains	-		(0.06)		(1.07)		(0.71)		(0.23)		(0.74)
Total distributions	-		(0.06)		(1.07)		(0.71)		(0.23)		(0.74)
Net asset value, end of period	$6.04		$5.68		$10.05		$10.65		$9.87		$10.19
Total Return ^	6.34%	**	(43.10%	)	4.55%		15.39%		(0.68%	)	2.06%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,009		$10,027		$9,779		$20,226		$27,617		$40,990
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	*	1.16%		1.13%		1.15%		1.14%		1.12%
After expense waiver	N/A		N/A		N/A		N/A		1.12%#		0.95%#	^^^
Net investment income (loss) to average daily net assets	(0.68%	)*	(0.53%	)	(0.65%	)	(0.73%	)	(0.77%	)	(0.40%	)
Portfolio turnover rate	79%	**	129%		82%		102%		149%		220%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.70		$10.07		$10.69		$9.90		$10.21		$10.78
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.04	)***	(0.07	)***	(0.07	)***	(0.07	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	0.38		(4.27)		0.54		1.57		(0.01)		0.21‡‡
Total income (loss) from investment operations	0.36		(4.31)		0.47		1.50		(0.08)		0.17
Less distributions to shareholders:
From net realized gains	-		(0.06)		(1.09)		(0.71)		(0.23)		(0.74)
Total distributions	-		(0.06)		(1.09)		(0.71)		(0.23)		(0.74)
Net asset value, end of period	$6.06		$5.70		$10.07		$10.69		$9.90		$10.21
Total Return ^	6.32%	**	(43.07%	)	4.60%		15.44%		(0.67%	)	2.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,219		$21,210		$49,168		$39,194		$24,869		$28,081
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.12%		1.09%		1.11%		1.10%		1.08%
After expense waiver	N/A		N/A		N/A		N/A		1.08%#		0.92%#	^^^
Net investment income (loss) to average daily net assets	(0.66%	)*	(0.48%	)	(0.60%	)	(0.70%	)	(0.74%	)	(0.34%	)
Portfolio turnover rate	79%	**	129%		82%		102%		149%		220%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05†††		Year Ended 12/31/04
Net asset value, beginning of period	$5.40		$9.61		$10.20		$9.54		$9.93		$10.59
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.09	)***	(0.14	)***	(0.15	)***	(0.14	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	0.35		(4.06)		0.51		1.52		(0.02)		0.19‡‡
Total income (loss) from investment operations	0.31		(4.15)		0.37		1.37		(0.16)		0.08
Less distributions to shareholders:
From net realized gains	-		(0.06)		(0.96)		(0.71)		(0.23)		(0.74)
Total distributions	-		(0.06)		(0.96)		(0.71)		(0.23)		(0.74)
Net asset value, end of period	$5.71		$5.40		$9.61		$10.20		$9.54		$9.93
Total Return ^	5.74%	**^^	(43.46%	)^^	3.85%	^^	14.66%	^^	(1.41%	)^^	1.33%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124		$154		$391		$786		$931		$910
Ratio of expenses to average daily net assets:
Before expense waiver	1.91%	*	1.86%		1.83%		1.85%		1.84%		1.82%
After expense waiver	N/A		N/A		N/A		N/A		1.82%#		1.65%#	^^^
Net investment income (loss) to average daily net assets	(1.41%	)*	(1.21%	)	(1.34%	)	(1.44%	)	(1.49%	)	(1.06%	)
Portfolio turnover rate	79%	**	129%		82%		102%		149%		220%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.16		$7.31		$6.22		$5.90		$5.88		$5.13
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.06	)***	(0.05	)***	(0.06	)***	(0.06	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	(0.05)		(3.09)		1.14		0.38		0.08		0.82
Total income (loss) from investment operations	(0.07)		(3.15)		1.09		0.32		0.02		0.75
Net asset value, end of period	$4.09		$4.16		$7.31		$6.22		$5.90		$5.88
Total Return ^	(1.68%	)**^^	(43.09%	)^^	17.52%	^^	5.42%	^^	0.34%	^^	14.62%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,146		$6,822		$16,438		$13,650		$14,956		$27,052
Net expenses to average daily net assets	1.53%	*	1.47%		1.45%		1.46%		1.45%		1.47%
Net investment income (loss) to average daily net assets	(1.12%	)*	(1.03%	)	(0.71%	)	(0.97%	)	(1.09%	)	(1.32%	)
Portfolio turnover rate	76%	**	263%		183%		288%		124%		176%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.25		$7.45		$6.32		$5.99		$5.94		$5.18
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.03	)***	(0.04	)***	(0.05	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	(0.05)		(3.15)		1.16		0.37		0.10		0.82
Total income (loss) from investment operations	(0.07)		(3.20)		1.13		0.33		0.05		0.76
Net asset value, end of period	$4.18		$4.25		$7.45		$6.32		$5.99		$5.94
Total Return ^	(1.65%	)**	(42.95%	)	17.88%		5.51%		0.84%		14.67%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,869		$15,597		$38,458		$44,933		$63,777		$65,342
Net expenses to average daily net assets	1.28%	*	1.22%		1.20%		1.21%		1.21%		1.22%
Net investment income (loss) to average daily net assets	(0.87%	)*	(0.76%	)	(0.45%	)	(0.73%	)	(0.84%	)	(1.06%	)
Portfolio turnover rate	76%	**	263%		183%		288%		124%		176%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.32		$7.56		$6.40		$6.05		$5.99		$5.21
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.04	)***	(0.02	)***	(0.04	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.05)		(3.20)		1.18		0.39		0.10		0.83
Total income (loss) from investment operations	(0.06)		(3.24)		1.16		0.35		0.06		0.78
Net asset value, end of period	$4.26		$4.32		$7.56		$6.40		$6.05		$5.99
Total Return ^	(1.39%	)**	(42.86%	)	17.94%		6.13%		0.83%		14.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$554		$603		$1,633		$980		$4,760		$4,427
Net expenses to average daily net assets	1.13%	*	1.07%		1.05%		1.06%		1.05%		1.07%
Net investment income (loss) to average daily net assets	(0.72%	)*	(0.62%	)	(0.32%	)	(0.57%	)	(0.68%	)	(0.91%	)
Portfolio turnover rate	76%	**	263%		183%		288%		124%		176%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.35		$7.61		$6.45		$6.09		$6.03		$5.24
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.02	)***	(0.03	)***	(0.03	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.05)		(3.23)		1.18		0.39		0.09		0.83
Total income (loss) from investment operations	(0.06)		(3.26)		1.16		0.36		0.06		0.79
Net asset value, end of period	$4.29		$4.35		$7.61		$6.45		$6.09		$6.03
Total Return ^	(1.38%	)**	(42.84%	)	17.98%		5.91%		1.00%		15.08%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,931		$20,763		$50,275		$50,464		$42,591		$39,812
Net expenses to average daily net assets	1.03%	*	0.97%		0.95%		0.96%		0.96%		0.97%
Net investment income (loss) to average daily net assets	(0.63%	)*	(0.52%	)	(0.21%	)	(0.46%	)	(0.59%	)	0.81%
Portfolio turnover rate	76%	**	263%		183%		288%		124%		176%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$4.07		$7.17		$6.12		$5.83		$5.82		$5.09
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.08	)***	(0.07	)***	(0.08	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(0.05)		(3.02)		1.12		0.37		0.09		0.81
Total income (loss) from investment operations	(0.08)		(3.10)		1.05		0.29		0.01		0.73
Net asset value, end of period	$3.99		$4.07		$7.17		$6.12		$5.83		$5.82
Total Return ^	(1.97%	)**^^	(43.24%	)^^	17.16%	^^	4.97%	^^	0.17%	^^	14.34%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115		$117		$207		$177		$168		$168
Net expenses to average daily net assets	1.83%	*	1.77%		1.75%		1.76%		1.76%		1.77%
Net investment income (loss) to average daily net assets	(1.42%	)*	(1.32%	)	(1.01%	)	(1.27%	)	(1.39%	)	(1.61%	)
Portfolio turnover rate	76%	**	263%		183%		288%		124%		176%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.95		$10.48		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.24	***	0.14 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.47		(5.77)		0.70	0.07
Total income (loss) from investment operations	0.55		(5.53)		0.84	0.07
Less distributions to shareholders:
From net investment income	-		-		(0.21)	(0.01)
From net realized gains	-		-		(0.21)	-
Total distributions	-		-		(0.42)	(0.01)
Net asset value, end of period	$5.50		$4.95		$10.48	$10.06
Total Return ^	11.11%	**^^	(52.77%	)^^	8.38% ^^	0.68%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,482		$40,897		$394	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.59%	*	1.56%		1.59%	8.81%	*
After expense waiver	1.42%	*#	1.42%#		1.42%#	1.42%	*#
Net investment income (loss) to average daily net assets	3.48%	*	3.00%		1.30%	0.97%	*
Portfolio turnover rate	29%	**	34%		18%	0%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.97		$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.23	***	0.20 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.46		(5.76)		0.66	0.06
Total income (loss) from investment operations	0.55		(5.53)		0.86	0.07
Less distributions to shareholders:
From net investment income	-		-		(0.21)	(0.01)
From net realized gains	-		-		(0.21)	-
Total distributions	-		-		(0.42)	(0.01)
Net asset value, end of period	$5.52		$4.97		$10.50	$10.06
Total Return ^	11.07%	**	(52.67%	)	8.66%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,270		$23,604		$48,459	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.31%		1.34%	8.56%	*
After expense waiver	1.17%	*#	1.17%#		1.17%#	1.17%	*#
Net investment income (loss) to average daily net assets	3.81%	*	2.76%		1.88%	1.23%	*
Portfolio turnover rate	29%	**	34%		18%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.97		$10.49		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.12	***	0.15 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.47		(5.64)		0.72	0.06
Total income (loss) from investment operations	0.56		(5.52)		0.87	0.07
Less distributions to shareholders:
From net investment income	-		-		(0.23)	(0.01)
From net realized gains	-		-		(0.21)	-
Total distributions	-		-		(0.44)	(0.01)
Net asset value, end of period	$5.53		$4.97		$10.49	$10.06
Total Return ^	11.27%	**	(52.62%	)	8.73%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,200		$5,478		$846	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	*	1.16%		1.19%	8.41%	*
After expense waiver	1.09%	*#	1.09%#		1.09%#	1.09%	*#
Net investment income (loss) to average daily net assets	3.69%	*	1.83%		1.37%	1.32%	*
Portfolio turnover rate	29%	**	34%		18%	0%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.98		$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.25	***	0.21 ***	0.01	***
Net realized and unrealized gain (loss) on investments	0.47		(5.77)		0.67	0.06
Total income (loss) from investment operations	0.56		(5.52)		0.88	0.07
Less distributions to shareholders:
From net investment income	-		-		(0.23)	(0.01)
From net realized gains	-		-		(0.21)	-
Total distributions	-		-		(0.44)	(0.01)
Net asset value, end of period	$5.54		$4.98		$10.50	$10.06
Total Return ^	11.24%	**	(52.57%	)	8.86%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,674		$60,987		$114,090	$11,404
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.06%		1.09%	8.30%	*
After expense waiver	0.99%	*#	0.99%#		0.99%#	0.99%	*#
Net investment income (loss) to average daily net assets	3.83%	*	3.02%		1.94%	1.40%	*
Portfolio turnover rate	29%	**	34%		18%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06+
Net asset value, beginning of period	$4.94		$10.50		$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.18	***	0.14 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.47		(5.74)		0.66	0.07
Total income (loss) from investment operations	0.54		(5.56)		0.80	0.07
Less distributions to shareholders:
From net investment income	-		-		(0.15)	(0.01)
From net realized gains	-		-		(0.21)	-
Total distributions	-		-		(0.36)	(0.01)
Net asset value, end of period	$5.48		$4.94		$10.50	$10.06
Total Return ^	10.93%	**^^	(52.95%	)^^	8.03% ^^	0.67%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$56		$50		$105	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.89%	*	1.86%		1.89%	9.11%	*
After expense waiver	1.72%	*#	1.72%#		1.72%#	1.72%	*#
Net investment income (loss) to average daily net assets	2.68%	*	2.23%		1.28%	0.67%	*
Portfolio turnover rate	29%	**	34%		18%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 14, 2006 (commencement of operations) through December 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$4.68		$11.33	$12.80	$10.95	$10.94	$9.55
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15 ***	0.17 ***	0.21 ***	0.08 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	0.43		(4.52)	0.31	2.78	1.15	1.63
Total income (loss) from investment operations	0.49		(4.37)	0.48	2.99	1.23	1.68
Less distributions to shareholders:
From net investment income	-		(0.53)	(0.05)	(0.19)	(0.18)	(0.06)
From net realized gains	-		(0.34)	(1.90)	(0.95)	(1.04)	(0.23)
Tax return of capital	-		(1.41)	-	-	-	-
Total distributions	-		(2.28)	(1.95)	(1.14)	(1.22)	(0.29)
Net asset value, end of period	$5.17		$4.68	$11.33	$12.80	$10.95	$10.94
Total Return ^	10.47%	**^^	(39.25% )^^	3.71% ^^	27.38% ^^	11.17% ^^	17.53% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,647		$48,153	$261,364	$299,546	$198,300	$134,927
Ratio of expenses to average daily net assets:
Before expense waiver	1.61%	*	1.60%	1.60%	1.61%	1.62%	1.64%
After expense waiver	1.51%	*#	1.50%#	1.50%#	1.53%#	N/A	1.63%# ^^^
Net investment income (loss) to average daily net assets	2.52%	*	1.57%	1.27%	1.66%	0.69%	0.49%
Portfolio turnover rate	47%	**	63%	44%	36%	88%	66%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$4.70		$11.42	$12.88	$11.00	$10.99	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.21 ***	0.20 ***	0.24 ***	0.11 ***	0.08 ***
Net realized and unrealized gain (loss) on investments	0.45		(4.61)	0.33	2.80	1.14	1.63
Total income (loss) from investment operations	0.51		(4.40)	0.53	3.04	1.25	1.71
Less distributions to shareholders:
From net investment income	-		(0.55)	(0.09)	(0.21)	(0.20)	(0.08)
From net realized gains	-		(0.34)	(1.90)	(0.95)	(1.04)	(0.23)
Tax return of capital	-		(1.43)	-	-	-	-
Total distributions	-		(2.32)	(1.99)	(1.16)	(1.24)	(0.31)
Net asset value, end of period	$5.21		$4.70	$11.42	$12.88	$11.00	$10.99
Total Return ^	10.85%	**	(39.21% )	4.05%	27.66%	11.44%	17.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$129,380		$149,950	$328,071	$283,387	$210,428	$175,493
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.35%	1.35%	1.36%	1.37%	1.39%
After expense waiver	1.26%	*#	1.25%#	1.25%#	1.28%#	N/A	1.38%# ^^^
Net investment income (loss) to average daily net assets	2.80%	*	2.22%	1.47%	1.90%	0.94%	0.75%
Portfolio turnover rate	47%	**	63%	44%	36%	88%	66%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$4.72		$11.45	$12.91	$11.03	$11.01	$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.22 ***	0.24 ***	0.24 ***	0.12 ***	0.09 ***
Net realized and unrealized gain (loss) on investments	0.45		(4.63)	0.30	2.81	1.16	1.63
Total income (loss) from investment operations	0.51		(4.41)	0.54	3.05	1.28	1.72
Less distributions to shareholders:
From net investment income	-		(0.54)	(0.10)	(0.22)	(0.22)	(0.09)
From net realized gains	-		(0.34)	(1.90)	(0.95)	(1.04)	(0.23)
Tax return of capital	-		(1.44)	-	-	-	-
Total distributions	-		(2.32)	(2.00)	(1.17)	(1.26)	(0.32)
Net asset value, end of period	$5.23		$4.72	$11.45	$12.91	$11.03	$11.01
Total Return ^	10.81%	**	(39.15% )	4.14%	27.67%	11.69%	17.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,025		$68,982	$163,726	$248,042	$130,666	$93,675
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	*	1.20%	1.20%	1.21%	1.22%	1.24%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.23%# ^^^
Net investment income (loss) to average daily net assets	2.73%	*	2.33%	1.76%	1.95%	1.05%	0.91%
Portfolio turnover rate	47%	**	63%	44%	36%	88%	66%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$4.74		$11.48	$12.94	$11.05	$11.03	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.22 ***	0.20 ***	0.26 ***	0.13 ***	0.10 ***
Net realized and unrealized gain (loss) on investments	0.45		(4.63)	0.35	2.81	1.16	1.63
Total income (loss) from investment operations	0.51		(4.41)	0.55	3.07	1.29	1.73
Less distributions to shareholders:
From net investment income	-		(0.55)	(0.11)	(0.23)	(0.23)	(0.09)
From net realized gains	-		(0.34)	(1.90)	(0.95)	(1.04)	(0.23)
Tax return of capital	-		(1.44)	-	-	-	-
Total distributions	-		(2.33)	(2.01)	(1.18)	(1.27)	(0.32)
Net asset value, end of period	$5.25		$4.74	$11.48	$12.94	$11.05	$11.03
Total Return ^	10.76%	**	(39.09% )	4.21%	27.77%	11.73%	17.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$214,961		$206,904	$505,917	$458,067	$308,301	$211,818
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.15%	1.15%	1.16%	1.17%	1.19%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.18%# ^^^
Net investment income (loss) to average daily net assets	2.81%	*	2.33%	1.50%	2.05%	1.11%	0.96%
Portfolio turnover rate	47%	**	63%	44%	36%	88%	66%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05†††	Year Ended 12/31/04
Net asset value, beginning of period	$4.60		$11.19	$12.67	$10.86	$10.86	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.15 ***	0.12 ***	0.17 ***	0.05 ***	0.02	***
Net realized and unrealized gain (loss) on investments	0.43		(4.49)	0.33	2.74	1.13	1.61
Total income (loss) from investment operations	0.48		(4.34)	0.45	2.91	1.18	1.63
Less distributions to shareholders:
From net investment income	-		(0.52)	(0.03)	(0.15)	(0.14)	(0.04)
From net realized gains	-		(0.34)	(1.90)	(0.95)	(1.04)	(0.23)
Tax return of capital	-		(1.39)	-	-	-	-
Total distributions	-		(2.25)	(1.93)	(1.10)	(1.18)	(0.27)
Net asset value, end of period	$5.08		$4.60	$11.19	$12.67	$10.86	$10.86
Total Return ^	10.43%	**^^	(39.45% )^^	3.47% ^^	26.91% ^^	10.86% ^^	17.12%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$779		$892	$3,122	$2,462	$1,693	$884
Ratio of expenses to average daily net assets:
Before expense waiver	1.91%	*	1.90%	1.90%	1.91%	1.92%	1.94%
After expense waiver	1.81%	*#	1.80%#	1.80%#	1.83%#	N/A	1.93%#	^^^
Net investment income (loss) to average daily net assets	2.12%	*	1.58%	0.91%	1.40%	0.44%	0.17%
Portfolio turnover rate	47%	**	63%	44%	36%	88%	66%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.65		$9.95	$10.23	$10.18	$10.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.39 ***	0.34 ***	0.33 ***	0.51 ***	0.62 ***
Net realized and unrealized gain (loss) on investments	0.54		(2.01)	0.18	0.20	(0.22)	0.01
Total income (loss) from investment operations	0.52		(1.62)	0.52	0.53	0.29	0.63
Less distributions to shareholders:
From net investment income	-		(0.40)	(0.41)	(0.33)	(0.35)	(0.27)
From net realized gains	-		(0.22)	(0.39)	(0.15)	(0.08)	(0.04)
Tax return of capital	-		(0.06)	-	-	-	-
Total distributions	-		(0.68)	(0.80)	(0.48)	(0.43)	(0.31)
Net asset value, end of period	$8.17		$7.65	$9.95	$10.23	$10.18	$10.32
Total Return ^	6.80%	**^^	(16.46% )^^	5.10% ^^	5.14% ^^	2.85% ^^	6.35% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,304		$43,223	$52,667	$51,843	$40,457	$11,819
Ratio of expenses to average daily net assets:
Before expense waiver	0.52%	*	0.49%	0.48%	0.47%	0.47%	0.50%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##
Net investment income (loss) to average daily net assets	(0.50%	)*	4.27%	3.24%	3.22%	4.92%	6.00%
Portfolio turnover rate	26%	**	35%	42%	27%	15%	33%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.69		$9.99	$10.27	$10.22	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.34 ***	0.36 ***	0.32 ***	0.33 ***	0.34 ***
Net realized and unrealized gain (loss) on investments	0.54		(1.95)	0.19	0.23	(0.01)	0.32
Total income (loss) from investment operations	0.53		(1.61)	0.55	0.55	0.32	0.66
Less distributions to shareholders:
From net investment income	-		(0.41)	(0.44)	(0.35)	(0.36)	(0.28)
From net realized gains	-		(0.22)	(0.39)	(0.15)	(0.08)	(0.04)
Tax return of capital	-		(0.06)	-	-	-	-
Total distributions	-		(0.69)	(0.83)	(0.50)	(0.44)	(0.32)
Net asset value, end of period	$8.22		$7.69	$9.99	$10.27	$10.22	$10.34
Total Return ^	6.89%	**	(16.29% )	5.43%	5.34%	3.15%	6.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,421		$55,874	$88,901	$94,347	$102,343	$97,859
Ratio of expenses to average daily net assets:
Before expense waiver	0.27%	*	0.24%	0.23%	0.22%	0.22%	0.23%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##
Net investment income (loss) to average daily net assets	(0.25%	)*	3.61%	3.45%	3.13%	3.19%	3.36%
Portfolio turnover rate	26%	**	35%	42%	27%	15%	33%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.68		$9.99	$10.27	$10.22	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.37 ***	0.31 ***	0.38 ***	0.40 ***	0.45 ***
Net realized and unrealized gain (loss) on investments	0.56		(1.97)	0.25	0.18	(0.07)	0.23
Total income (loss) from investment operations	0.55		(1.60)	0.56	0.56	0.33	0.68
Less distributions to shareholders:
From net investment income	-		(0.42)	(0.45)	(0.36)	(0.38)	(0.29)
From net realized gains	-		(0.22)	(0.39)	(0.15)	(0.08)	(0.04)
Tax return of capital	-		(0.07)	-	-	-	-
Total distributions	-		(0.71)	(0.84)	(0.51)	(0.46)	(0.33)
Net asset value, end of period	$8.23		$7.68	$9.99	$10.27	$10.22	$10.35
Total Return ^	7.16%	**	(16.20% )	5.47%	5.45%	3.16%	6.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,858		$58,457	$94,210	$125,831	$105,478	$80,590
Ratio of expenses to average daily net assets:
Before expense waiver	0.17%	*	0.14%	0.14%	0.12%	0.12%	0.13%
After expense waiver	N/A		N/A	N/A	N/A	N/A	N/A##
Net investment income (loss) to average daily net assets	(0.15%	)*	3.94%	2.92%	3.62%	3.84%	4.38%
Portfolio turnover rate	26%	**	35%	42%	27%	15%	33%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.68		$9.98	$10.27	$10.22	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.36 ***	0.40 ***	0.35 ***	0.61 ***	0.37 ***
Net realized and unrealized gain (loss) on investments	0.55		(1.95)	0.16	0.21	(0.27)	0.30
Total income (loss) from investment operations	0.54		(1.59)	0.56	0.56	0.34	0.67
Less distributions to shareholders:
From net investment income	-		(0.42)	(0.46)	(0.36)	(0.38)	(0.29)
From net realized gains	-		(0.22)	(0.39)	(0.15)	(0.08)	(0.04)
Tax return of capital	-		(0.07)	-	-	-	-
Total distributions	-		(0.71)	(0.85)	(0.51)	(0.46)	(0.33)
Net asset value, end of period	$8.22		$7.68	$9.98	$10.27	$10.22	$10.34
Total Return ^	7.03%	**	(16.17% )	5.55%	5.47%	3.29%	6.71%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,801		$16,279	$10,579	$8,773	$4,445	$1,195
Ratio of expenses to average daily net assets:
Before expense waiver	0.15%	*	0.12%	0.11%	0.10%	0.09%	0.71%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.12%#
Net investment income (loss) to average daily net assets	(0.13%	)*	3.86%	3.79%	3.41%	5.82%	3.64%
Portfolio turnover rate	26%	**	35%	42%	27%	15%	33%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.68		$9.98	$10.26	$10.21	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.32 ***	0.31 ***	0.30 ***	0.30 ***	0.15 ***
Net realized and unrealized gain (loss) on investments	0.54		(1.98)	0.18	0.20	(0.04)	0.45
Total income (loss) from investment operations	0.51		(1.66)	0.49	0.50	0.26	0.60
Less distributions to shareholders:
From net investment income	-		(0.36)	(0.38)	(0.30)	(0.31)	(0.22)
From net realized gains	-		(0.22)	(0.39)	(0.15)	(0.08)	(0.04)
Tax return of capital	-		(0.06)	-	-	-	-
Total distributions	-		(0.64)	(0.77)	(0.45)	(0.39)	(0.26)
Net asset value, end of period	$8.19		$7.68	$9.98	$10.26	$10.21	$10.34
Total Return ^	6.64%	**^^	(16.76% )^^	4.78% ^^	4.83% ^^	2.50% ^^	6.02% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$94		$89	$124	$121	$105	$104
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.79%	0.78%	0.77%	0.77%	1.53%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.80%#
Net investment income (loss) to average daily net assets	(0.80%	)*	3.42%	3.01%	2.95%	2.85%	1.52%
Portfolio turnover rate	26%	**	35%	42%	27%	15%	33%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.37		$10.64	$10.77	$10.57	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.23 ***	0.31 ***	0.33 ***	0.45 ***	0.56 ***
Net realized and unrealized gain (loss) on investments	0.57		(2.86)	0.27	0.34	(0.05)	0.18
Total income (loss) from investment operations	0.55		(2.63)	0.58	0.67	0.40	0.74
Less distributions to shareholders:
From net investment income	-		(0.30)	(0.38)	(0.31)	(0.31)	(0.18)
From net realized gains	-		(0.24)	(0.33)	(0.16)	(0.06)	(0.02)
Tax return of capital	-		(0.10)	-	-	-	-
Total distributions	-		(0.64)	(0.71)	(0.47)	(0.37)	(0.20)
Net asset value, end of period	$7.92		$7.37	$10.64	$10.77	$10.57	$10.54
Total Return ^	7.46%	**^^	(25.05% )^^	5.51% ^^	6.39% ^^	3.82% ^^	7.36% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,142		$38,451	$72,786	$54,312	$30,338	$7,272
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	*	0.52%	0.51%	0.52%	0.54%	1.13%
After expense waiver	N/A		N/A	N/A##	0.50%#	0.50%#	0.50%#
Net investment income (loss) to average daily net assets	(0.55%	)*	2.40%	2.77%	3.10%	4.24%	5.34%
Portfolio turnover rate	23%	**	35%	43%	34%	17%	28%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.39		$10.69	$10.82	$10.60	$10.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.26 ***	0.34 ***	0.36 ***	0.36 ***	1.25 ***
Net realized and unrealized gain (loss) on investments	0.58		(2.89)	0.27	0.35	0.07	(0.48)
Total income (loss) from investment operations	0.57		(2.63)	0.61	0.71	0.43	0.77
Less distributions to shareholders:
From net investment income	-		(0.32)	(0.41)	(0.33)	(0.33)	(0.19)
From net realized gains	-		(0.24)	(0.33)	(0.16)	(0.06)	(0.02)
Tax return of capital	-		(0.11)	-	-	-	-
Total distributions	-		(0.67)	(0.74)	(0.49)	(0.39)	(0.21)
Net asset value, end of period	$7.96		$7.39	$10.69	$10.82	$10.60	$10.56
Total Return ^	7.71%	**	(24.95% )	5.82%	6.69%	4.03%	7.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,762		$35,333	$59,582	$47,387	$35,621	$22,880
Ratio of expenses to average daily net assets:
Before expense waiver	0.29%	*	0.27%	0.26%	0.27%	0.29%	0.88%
After expense waiver	N/A		N/A	N/A##	0.25%#	0.25%#	0.25%#
Net investment income (loss) to average daily net assets	(0.27%	)*	2.68%	3.02%	3.35%	3.37%	12.10%
Portfolio turnover rate	23%	**	35%	43%	34%	17%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.39		$10.69	$10.82	$10.61	$10.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.27 ***	0.36 ***	0.39 ***	0.52 ***	0.85 ***
Net realized and unrealized gain (loss) on investments	0.59		(2.89)	0.26	0.32	(0.07)	(0.08)
Total income (loss) from investment operations	0.58		(2.62)	0.62	0.71	0.45	0.77
Less distributions to shareholders:
From net investment income	-		(0.33)	(0.42)	(0.34)	(0.34)	(0.19)
From net realized gains	-		(0.24)	(0.33)	(0.16)	(0.06)	(0.02)
Tax return of capital	-		(0.11)	-	-	-	-
Total distributions	-		(0.68)	(0.75)	(0.50)	(0.40)	(0.21)
Net asset value, end of period	$7.97		$7.39	$10.69	$10.82	$10.61	$10.56
Total Return ^	7.85%	**	(24.84% )	5.84%	6.77%	4.22%	7.69%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,286		$39,901	$79,314	$57,929	$30,365	$5,605
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%	*	0.17%	0.16%	0.17%	0.19%	0.78%
After expense waiver	N/A		N/A	N/A##	0.15%#	0.15%#	0.15%#
Net investment income (loss) to average daily net assets	(0.17%	)*	2.78%	3.23%	3.62%	4.80%	8.17%
Portfolio turnover rate	23%	**	35%	43%	34%	17%	28%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.40		$10.70	$10.83	$10.61	$10.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.29 ***	0.42 ***	0.40 ***	0.61 ***	0.36 ***
Net realized and unrealized gain (loss) on investments	0.57		(2.90)	0.21	0.33	(0.17)	0.42
Total income (loss) from investment operations	0.57		(2.61)	0.63	0.73	0.44	0.78
Less distributions to shareholders:
From net investment income	-		(0.34)	(0.43)	(0.35)	(0.34)	(0.19)
From net realized gains	-		(0.24)	(0.33)	(0.16)	(0.06)	(0.02)
Tax return of capital	-		(0.11)	-	-	-	-
Total distributions	-		(0.69)	(0.76)	(0.51)	(0.40)	(0.21)
Net asset value, end of period	$7.97		$7.40	$10.70	$10.83	$10.61	$10.57
Total Return ^	7.70%	**	(24.75% )	5.92%	6.90%	4.15%	7.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,106		$32,208	$38,230	$17,935	$12,104	$2,319
Ratio of expenses to average daily net assets:
Before expense waiver	0.14%	*	0.12%	0.11%	0.12%	0.14%	0.73%
After expense waiver	N/A		N/A	N/A##	0.10%#	0.10%#	0.10%#
Net investment income (loss) to average daily net assets	(0.12%	)*	2.98%	3.73%	3.66%	5.69%	3.49%
Portfolio turnover rate	23%	**	35%	43%	34%	17%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$7.38		$10.64	$10.80	$10.60	$10.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.20 ***	0.43 ***	0.32 ***	0.27 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.50		(2.85)	0.12	0.32	0.10	0.70
Total income (loss) from investment operations	0.55		(2.65)	0.55	0.64	0.37	0.70
Less distributions to shareholders:
From net investment income	-		(0.28)	(0.38)	(0.28)	(0.27)	(0.12)
From net realized gains	-		(0.24)	(0.33)	(0.16)	(0.06)	(0.02)
Tax return of capital	-		(0.09)	-	-	-	-
Total distributions	-		(0.61)	(0.71)	(0.44)	(0.33)	(0.14)
Net asset value, end of period	$7.93		$7.38	$10.64	$10.80	$10.60	$10.56
Total Return ^	7.45%	**^^	(25.30% )^^	5.14% ^^	6.14% ^^	3.51% ^^	6.98%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$529		$499	$859	$249	$134	$107
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.82%	0.81%	0.82%	0.84%	1.43%
After expense waiver	N/A		N/A	N/A##	0.80%#	0.80%#	0.80%#
Net investment income (loss) to average daily net assets	1.40%	*	2.07%	3.89%	3.00%	2.50%	0.02%
Portfolio turnover rate	23%	**	35%	43%	34%	17%	28%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.65		$10.77	$11.20	$10.91	$10.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.17 ***	0.19 ***	0.26 ***	0.37 ***	0.64 ***
Net realized and unrealized gain (loss) on investments	0.57		(3.60)	0.37	0.57	0.19	0.34
Total income (loss) from investment operations	0.55		(3.43)	0.56	0.83	0.56	0.98
Less distributions to shareholders:
From net investment income	-		(0.21)	(0.31)	(0.25)	(0.27)	(0.19)
From net realized gains	-		(0.36)	(0.68)	(0.29)	(0.13)	(0.04)
Tax return of capital	-		(0.12)	-	-	-	-
Total distributions	-		(0.69)	(0.99)	(0.54)	(0.40)	(0.23)
Net asset value, end of period	$7.20		$6.65	$10.77	$11.20	$10.91	$10.75
Total Return ^	8.27%	**^^	(32.66% )^^	5.14% ^^	7.72% ^^	5.23% ^^	9.76% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$85,786		$88,113	$173,715	$144,228	$89,351	$21,577
Ratio of expenses to average daily net assets:
Before expense waiver	0.52%	*	0.50%	0.50%	0.50%	0.50%	0.52%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.50%#
Net investment income (loss) to average daily net assets	(0.51%	)*	1.80%	1.63%	2.32%	3.43%	6.11%
Portfolio turnover rate	21%	**	32%	49%	32%	23%	19%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.68		$10.83	$11.25	$10.96	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.19 ***	0.20 ***	0.25 ***	0.25 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	0.58		(3.62)	0.40	0.60	0.35	0.79
Total income (loss) from investment operations	0.57		(3.43)	0.60	0.85	0.60	1.00
Less distributions to shareholders:
From net investment income	-		(0.24)	(0.34)	(0.27)	(0.28)	(0.19)
From net realized gains	-		(0.36)	(0.68)	(0.29)	(0.13)	(0.04)
Tax return of capital	-		(0.12)	-	-	-	-
Total distributions	-		(0.72)	(1.02)	(0.56)	(0.41)	(0.23)
Net asset value, end of period	$7.25		$6.68	$10.83	$11.25	$10.96	$10.77
Total Return ^	8.53%	**	(32.52% )	5.43%	7.87%	5.50%	10.07%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$112,235		$137,142	$266,837	$273,584	$237,433	$212,094
Ratio of expenses to average daily net assets:
Before expense waiver	0.27%	*	0.25%	0.25%	0.24%	0.25%	0.26%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.25%#
Net investment income (loss) to average daily net assets	(0.24%	)*	2.00%	1.71%	2.19%	2.31%	1.99%
Portfolio turnover rate	21%	**	32%	49%	32%	23%	19%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.67		$10.82	$11.25	$10.95	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.21 ***	0.23 ***	0.30 ***	0.45 ***	0.81 ***
Net realized and unrealized gain (loss) on investments	0.57		(3.63)	0.37	0.58	0.16	0.20
Total income (loss) from investment operations	0.57		(3.42)	0.60	0.88	0.61	1.01
Less distributions to shareholders:
From net investment income	-		(0.24)	(0.35)	(0.29)	(0.30)	(0.20)
From net realized gains	-		(0.36)	(0.68)	(0.29)	(0.13)	(0.04)
Tax return of capital	-		(0.13)	-	-	-	-
Total distributions	-		(0.73)	(1.03)	(0.58)	(0.43)	(0.24)
Net asset value, end of period	$7.24		$6.67	$10.82	$11.25	$10.95	$10.77
Total Return ^	8.55%	**	(32.43% )	5.45%	8.08%	5.63%	10.07%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,980		$77,838	$135,650	$105,565	$65,716	$10,249
Ratio of expenses to average daily net assets:
Before expense waiver	0.17%	*	0.15%	0.15%	0.15%	0.14%	0.19%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.15%#
Net investment income (loss) to average daily net assets	(0.14%	)*	2.27%	2.01%	2.66%	4.04%	7.69%
Portfolio turnover rate	21%	**	32%	49%	32%	23%	19%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.68		$10.84	$11.26	$10.96	$10.78	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.21 ***	0.25 ***	0.30 ***	0.38 ***	0.52 ***
Net realized and unrealized gain (loss) on investments	0.57		(3.64)	0.36	0.58	0.23	0.50
Total income (loss) from investment operations	0.57		(3.43)	0.61	0.88	0.61	1.02
Less distributions to shareholders:
From net investment income	-		(0.24)	(0.35)	(0.29)	(0.30)	(0.20)
From net realized gains	-		(0.36)	(0.68)	(0.29)	(0.13)	(0.04)
Tax return of capital	-		(0.13)	-	-	-	-
Total distributions	-		(0.73)	(1.03)	(0.58)	(0.43)	(0.24)
Net asset value, end of period	$7.25		$6.68	$10.84	$11.26	$10.96	$10.78
Total Return ^	8.53%	**	(32.42% )	5.59%	8.12%	5.65%	10.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,495		$65,951	$95,204	$66,802	$35,933	$12,389
Ratio of expenses to average daily net assets:
Before expense waiver	0.12%	*	0.10%	0.10%	0.10%	0.10%	0.21%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.10%#
Net investment income (loss) to average daily net assets	(0.09%	)*	2.28%	2.20%	2.69%	3.45%	5.00%
Portfolio turnover rate	21%	**	32%	49%	32%	23%	19%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.65		$10.78	$11.22	$10.94	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.19 ***	0.19 ***	0.21 ***	0.27 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	0.57		(3.64)	0.34	0.58	0.27	0.88
Total income (loss) from investment operations	0.54		(3.45)	0.53	0.79	0.54	0.94
Less distributions to shareholders:
From net investment income	-		(0.21)	(0.29)	(0.22)	(0.24)	(0.13)
From net realized gains	-		(0.36)	(0.68)	(0.29)	(0.13)	(0.04)
Tax return of capital	-		(0.11)	-	-	-	-
Total distributions	-		(0.68)	(0.97)	(0.51)	(0.37)	(0.17)
Net asset value, end of period	$7.19		$6.65	$10.78	$11.22	$10.94	$10.77
Total Return ^	8.12%	**^^	(32.85% )^^	4.86% ^^	7.31% ^^	4.99% ^^	9.39% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$548		$426	$510	$309	$238	$113
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.80%	0.80%	0.80%	0.80%	1.57%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.80%#
Net investment income (loss) to average daily net assets	(0.78%	)*	2.11%	1.69%	1.93%	2.46%	0.55%
Portfolio turnover rate	21%	**	32%	49%	32%	23%	19%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.46		$11.49	$12.05	$11.50	$11.11	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.12 ***	0.12 ***	0.15 ***	0.21 ***	0.27 ***
Net realized and unrealized gain (loss) on investments	0.58		(4.35)	0.57	0.95	0.52	0.95
Total income (loss) from investment operations	0.56		(4.23)	0.69	1.10	0.73	1.22
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.26)	(0.18)	(0.18)	(0.10)
From net realized gains	-		(0.53)	(0.99)	(0.37)	(0.16)	(0.01)
Tax return of capital	-		(0.12)	-	-	-	-
Total distributions	-		(0.80)	(1.25)	(0.55)	(0.34)	(0.11)
Net asset value, end of period	$7.02		$6.46	$11.49	$12.05	$11.50	$11.11
Total Return ^	8.67%	**^^	(38.13% )^^	5.76% ^^	9.70% ^^	6.56% ^^	12.24% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$67,841		$71,231	$142,956	$112,499	$63,024	$21,459
Ratio of expenses to average daily net assets:
Before expense waiver	0.52%	*	0.50%	0.50%	0.50%	0.50%	0.52%
After expense waiver	N/A		N/A	N/A##	N/A	N/A	0.50%#
Net investment income (loss) to average daily net assets	(0.50%	)*	1.22%	0.96%	1.31%	1.89%	2.58%
Portfolio turnover rate	26%	**	31%	52%	34%	17%	10%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.50		$11.56	$12.11	$11.55	$11.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.14 ***	0.13 ***	0.15 ***	0.14 ***	0.10 ***
Net realized and unrealized gain (loss) on investments	0.58		(4.37)	0.59	0.98	0.63	1.15
Total income (loss) from investment operations	0.57		(4.23)	0.72	1.13	0.77	1.25
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.28)	(0.20)	(0.19)	(0.11)
From net realized gains	-		(0.53)	(0.99)	(0.37)	(0.16)	(0.01)
Tax return of capital	-		(0.13)	-	-	-	-
Total distributions	-		(0.83)	(1.27)	(0.57)	(0.35)	(0.12)
Net asset value, end of period	$7.07		$6.50	$11.56	$12.11	$11.55	$11.13
Total Return ^	8.77%	**	(37.94% )	6.01%	9.93%	6.92%	12.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$87,272		$107,171	$217,725	$211,382	$180,837	$168,132
Ratio of expenses to average daily net assets:
Before expense waiver	0.27%	*	0.26%	0.25%	0.25%	0.25%	0.26%
After expense waiver	N/A		N/A	N/A##	N/A	N/A	0.25%#
Net investment income (loss) to average daily net assets	(0.24%	)*	1.44%	1.07%	1.28%	1.26%	0.93%
Portfolio turnover rate	26%	**	31%	52%	34%	17%	10%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.48		$11.55	$12.10	$11.54	$11.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.16 ***	0.16 ***	0.22 ***	0.32 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.58		(4.39)	0.57	0.93	0.46	0.83
Total income (loss) from investment operations	0.58		(4.23)	0.73	1.15	0.78	1.26
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.29)	(0.22)	(0.21)	(0.12)
From net realized gains	-		(0.53)	(0.99)	(0.37)	(0.16)	(0.01)
Tax return of capital	-		(0.14)	-	-	-	-
Total distributions	-		(0.84)	(1.28)	(0.59)	(0.37)	(0.13)
Net asset value, end of period	$7.06		$6.48	$11.55	$12.10	$11.54	$11.13
Total Return ^	8.95%	**	(37.97% )	6.13%	10.05%	6.97%	12.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$52,528		$54,289	$89,727	$68,388	$33,819	$3,169
Ratio of expenses to average daily net assets:
Before expense waiver	0.17%	*	0.16%	0.15%	0.15%	0.15%	0.23%
After expense waiver	N/A		N/A	N/A##	N/A	N/A	0.15%#
Net investment income (loss) to average daily net assets	(0.14%	)*	1.72%	1.27%	1.82%	2.77%	4.01%
Portfolio turnover rate	26%	**	31%	52%	34%	17%	10%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.49		$11.57	$12.11	$11.55	$11.14	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.16 ***	0.18 ***	0.20 ***	0.27 ***	0.33 ***
Net realized and unrealized gain (loss) on investments	0.58		(4.40)	0.57	0.95	0.51	0.94
Total income (loss) from investment operations	0.58		(4.24)	0.75	1.15	0.78	1.27
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.30)	(0.22)	(0.21)	(0.12)
From net realized gains	-		(0.53)	(0.99)	(0.37)	(0.16)	(0.01)
Tax return of capital	-		(0.14)	-	-	-	-
Total distributions	-		(0.84)	(1.29)	(0.59)	(0.37)	(0.13)
Net asset value, end of period	$7.07		$6.49	$11.57	$12.11	$11.55	$11.14
Total Return ^	8.94%	**	(37.94% )	6.18%	10.17%	6.98%	12.71%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,809		$41,482	$68,224	$42,835	$18,300	$4,245
Ratio of expenses to average daily net assets:
Before expense waiver	0.12%	*	0.11%	0.10%	0.10%	0.10%	0.45%
After expense waiver	N/A		N/A	N/A##	N/A	N/A	0.10%#
Net investment income (loss) to average daily net assets	(0.09%	)*	1.62%	1.46%	1.66%	2.42%	3.16%
Portfolio turnover rate	26%	**	31%	52%	34%	17%	10%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.47		$11.51	$12.07	$11.52	$11.13	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.11 ***	0.09 ***	0.09 ***	0.14 ***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.57		(4.37)	0.57	0.98	0.55	1.21
Total income (loss) from investment operations	0.55		(4.26)	0.66	1.07	0.69	1.19
Less distributions to shareholders:
From net investment income	-		(0.14)	(0.23)	(0.15)	(0.14)	(0.05)
From net realized gains	-		(0.53)	(0.99)	(0.37)	(0.16)	(0.01)
Tax return of capital	-		(0.11)	-	-	-	-
Total distributions	-		(0.78)	(1.22)	(0.52)	(0.30)	(0.06)
Net asset value, end of period	$7.02		$6.47	$11.51	$12.07	$11.52	$11.13
Total Return ^	8.50%	**^^	(38.35% )^^	5.51% ^^	9.39% ^^	6.20% ^^	11.89%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$363		$189	$324	$209	$162	$113
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.81%	0.80%	0.80%	0.80%	1.47%
After expense waiver	N/A		N/A	N/A##	N/A	N/A	0.80%#
Net investment income (loss) to average daily net assets	(0.78%	)*	1.14%	0.74%	0.78%	1.26%	(0.24%	)
Portfolio turnover rate	26%	**	31%	52%	34%	17%	10%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.41		$11.76	$12.39	$11.77	$11.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.11 ***	0.11 ***	0.07 ***	0.10 ***	0.20 ***
Net realized and unrealized gain (loss) on investments	0.57		(4.62)	0.64	1.24	0.73	1.14
Total income (loss) from investment operations	0.55		(4.51)	0.75	1.31	0.83	1.34
Less distributions to shareholders:
From net investment income	-		(0.14)	(0.26)	(0.13)	(0.11)	(0.06)
From net realized gains	-		(0.56)	(1.12)	(0.56)	(0.21)	(0.02)
Tax return of capital	-		(0.14)	-	-	-	-
Total distributions	-		(0.84)	(1.38)	(0.69)	(0.32)	(0.08)
Net asset value, end of period	$6.96		$6.41	$11.76	$12.39	$11.77	$11.26
Total Return ^	8.58%	**^^	(39.80% )^^	6.16% ^^	11.26% ^^	7.47% ^^	13.39% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,234		$35,855	$65,604	$46,934	$26,913	$6,414
Ratio of expenses to average daily net assets:
Before expense waiver	0.52%	*	0.51%	0.50%	0.50%	0.50%	0.55%
After expense waiver	N/A		N/A	N/A##	N/A	N/A##	0.50%#
Net investment income (loss) to average daily net assets	(0.51%	)*	1.15%	0.88%	0.59%	0.85%	1.92%
Portfolio turnover rate	25%	**	38%	50%	42%	18%	13%
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.45		$11.84	$12.45	$11.81	$11.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.13 ***	0.13 ***	0.08 ***	0.07 ***	0.04 ***
Net realized and unrealized gain (loss) on investments	0.57		(4.66)	0.67	1.27	0.80	1.33
Total income (loss) from investment operations	0.56		(4.53)	0.80	1.35	0.87	1.37
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.29)	(0.15)	(0.13)	(0.07)
From net realized gains	-		(0.56)	(1.12)	(0.56)	(0.21)	(0.02)
Tax return of capital	-		(0.15)	-	-	-	-
Total distributions	-		(0.86)	(1.41)	(0.71)	(0.34)	(0.09)
Net asset value, end of period	$7.01		$6.45	$11.84	$12.45	$11.81	$11.28
Total Return ^	8.68%	**	(39.68% )	6.49%	11.58%	7.75%	13.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,106		$67,643	$142,858	$134,968	$107,540	$101,487
Ratio of expenses to average daily net assets:
Before expense waiver	0.27%	*	0.26%	0.25%	0.25%	0.25%	0.27%
After expense waiver	N/A		N/A	N/A##	N/A	N/A##	0.25%#
Net investment income (loss) to average daily net assets	(0.25%	)*	1.28%	0.97%	0.68%	0.60%	0.41%
Portfolio turnover rate	25%	**	38%	50%	42%	18%	13%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.45		$11.83	$12.44	$11.81	$11.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.15 ***	0.16 ***	0.12 ***	0.16 ***	0.27 ***
Net realized and unrealized gain (loss) on investments	0.56		(4.66)	0.65	1.23	0.72	1.11
Total income (loss) from investment operations	0.56		(4.51)	0.81	1.35	0.88	1.38
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.30)	(0.16)	(0.14)	(0.08)
From net realized gains	-		(0.56)	(1.12)	(0.56)	(0.21)	(0.02)
Tax return of capital	-		(0.16)	-	-	-	-
Total distributions	-		(0.87)	(1.42)	(0.72)	(0.35)	(0.10)
Net asset value, end of period	$7.01		$6.45	$11.83	$12.44	$11.81	$11.28
Total Return ^	8.68%	**	(39.52% )	6.60%	11.60%	7.88%	13.74%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,732		$30,695	$47,208	$31,379	$8,379	$596
Ratio of expenses to average daily net assets:
Before expense waiver	0.17%	*	0.16%	0.15%	0.15%	0.15%	0.54%
After expense waiver	N/A		N/A	N/A##	N/A	N/A##	0.15%#
Net investment income (loss) to average daily net assets	(0.15%	)*	1.59%	1.27%	0.96%	1.41%	2.55%
Portfolio turnover rate	25%	**	38%	50%	42%	18%	13%
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.45		$11.84	$12.45	$11.82	$11.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.15 ***	0.17 ***	0.08 ***	0.27 ***	0.09 ***
Net realized and unrealized gain (loss) on investments	0.57		(4.67)	0.64	1.28	0.63	1.29
Total income (loss) from investment operations	0.57		(4.52)	0.81	1.36	0.90	1.38
Less distributions to shareholders:
From net investment income	-		(0.15)	(0.30)	(0.17)	(0.15)	(0.08)
From net realized gains	-		(0.56)	(1.12)	(0.56)	(0.21)	(0.02)
Tax return of capital	-		(0.16)	-	-	-	-
Total distributions	-		(0.87)	(1.42)	(0.73)	(0.36)	(0.10)
Net asset value, end of period	$7.02		$6.45	$11.84	$12.45	$11.82	$11.28
Total Return ^	8.84%	**	(39.54% )	6.63%	11.63%	8.00%	13.75%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,390		$27,000	$44,098	$27,944	$27,274	$1,741
Ratio of expenses to average daily net assets:
Before expense waiver	0.12%	*	0.11%	0.10%	0.10%	0.10%	0.66%
After expense waiver	N/A		N/A	N/A##	N/A	N/A##	0.10%#
Net investment income (loss) to average daily net assets	(0.09%	)*	1.55%	1.31%	0.67%	2.37%	0.85%
Portfolio turnover rate	25%	**	38%	50%	42%	18%	13%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.44		$11.79	$12.41	$11.79	$11.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.09 ***	0.06 ***	0.02 ***	0.07 ***	(0.07	)***
Net realized and unrealized gain (loss) on investments	0.57		(4.63)	0.66	1.25	0.73	1.38
Total income (loss) from investment operations	0.54		(4.54)	0.72	1.27	0.80	1.31
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.22)	(0.09)	(0.08)	(0.01)
From net realized gains	-		(0.56)	(1.12)	(0.56)	(0.21)	(0.02)
Tax return of capital	-		(0.13)	-	-	-	-
Total distributions	-		(0.81)	(1.34)	(0.65)	(0.29)	(0.03)
Net asset value, end of period	$6.98		$6.44	$11.79	$12.41	$11.79	$11.28
Total Return ^	8.39%	**^^	(39.91% )^^	5.90% ^^	10.91% ^^	7.11% ^^	13.03%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$193		$132	$226	$189	$142	$114
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.81%	0.80%	0.80%	0.80%	1.54%
After expense waiver	N/A		N/A	N/A##	N/A	N/A##	0.80%#
Net investment income (loss) to average daily net assets	(0.80%	)*	0.97%	0.49%	0.18%	0.59%	(0.63%	)
Portfolio turnover rate	25%	**	38%	50%	42%	18%	13%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$5.77		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.27 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.53		(4.23)	(0.01)
Total income (loss) from investment operations	0.51		(3.96)	0.04
Less distributions to shareholders:
From net investment income	-		(0.18)	-
Tax return of capital	-		(0.13)	-
Total distributions	-		(0.31)	-
Net asset value, end of period	$6.28		$5.77	$10.04
Total Return ^	8.84%	**^^	(39.53% )^^	0.40%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,392		$614	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	*	1.03%	13.00%	*
After expense waiver	0.50%	*#	0.50%#	0.50%	*#
Net investment income (loss) to average daily net assets	(0.74%	)*	3.55%	11.71%	*
Portfolio turnover rate	26%	**	35%	0%	**
	Class L
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$5.78		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.20 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.52		(4.15)	(0.01)
Total income (loss) from investment operations	0.51		(3.95)	0.04
Less distributions to shareholders:
From net investment income	-		(0.18)	-
Tax return of capital	-		(0.13)	-
Total distributions	-		(0.31)	-
Net asset value, end of period	$6.29		$5.78	$10.04
Total Return ^	8.82%	**	(39.36% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$885		$419	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.79%	12.75%	*
After expense waiver	0.25%	*#	0.25%#	0.25%	*#
Net investment income (loss) to average daily net assets	(0.19%	)*	2.49%	11.96%	*
Portfolio turnover rate	26%	**	35%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$5.78		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.27 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.51		(4.21)	(0.01)
Total income (loss) from investment operations	0.51		(3.94)	0.04
Less distributions to shareholders:
From net investment income	-		(0.19)	-
Tax return of capital	-		(0.13)	-
Total distributions	-		(0.32)	-
Net asset value, end of period	$6.29		$5.78	$10.04
Total Return ^	8.82%	**	(39.31% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,306		$1,477	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	*	0.67%	12.65%	*
After expense waiver	0.15%	*#	0.15%#	0.15%	*#
Net investment income (loss) to average daily net assets	(0.10%	)*	3.61%	12.08%	*
Portfolio turnover rate	26%	**	35%	0%	**
	Class S
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$5.78		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.16 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.51		(4.10)	(0.01)
Total income (loss) from investment operations	0.51		(3.94)	0.04
Less distributions to shareholders:
From net investment income	-		(0.18)	-
Tax return of capital	-		(0.14)	-
Total distributions	-		(0.32)	-
Net asset value, end of period	$6.29		$5.78	$10.04
Total Return ^	8.82%	**	(39.30% )	0.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,691		$7,008	$9,640
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%	*	0.59%	12.61%	*
After expense waiver	0.10%	*#	0.10%#	0.10%	*#
Net investment income (loss) to average daily net assets	(0.05%	)*	1.89%	12.12%	*
Portfolio turnover rate	26%	**	35%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Period Ended 12/31/07+
Net asset value, beginning of period	$5.80		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.09 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.51		(4.07)	(0.01)
Total income (loss) from investment operations	0.49		(3.98)	0.04
Less distributions to shareholders:
From net investment income	-		(0.15)	-
Tax return of capital	-		(0.11)	-
Total distributions	-		(0.26)	-
Net asset value, end of period	$6.29		$5.80	$10.04
Total Return ^	8.45%	**^^	(39.70% )^^	0.40%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$66		$61	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	*	1.29%	13.30%	*
After expense waiver	0.80%	*#	0.80%#	0.80%	*#
Net investment income (loss) to average daily net assets	(0.76%	)*	1.04%	11.42%	*
Portfolio turnover rate	26%	**	35%	0%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 17, 2007 (commencement of operations) through December 31, 2007.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund") and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

On May 7, 2009 (the "Termination Date"), the MassMutual Select Diversified Growth Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Notes to Financial Statements (Unaudited) (Continued)

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Notes to Financial Statements (Unaudited) (Continued)

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund
Equities
Preferred Stock
Consumer, Cyclical	$13,125	$18,616	$-	$31,741
Financial	377,595	-	-	377,595
Government	93,636	-	-	93,636
Total Preferred Stock	484,356	18,616	-	502,972
Total Equities	484,356	18,616	-	502,972
Bonds & Notes
Total Corporate Debt	-	77,342,241	505,369	77,847,610
Non-U.S. Government Agency Obligations
Commercial MBS	-	6,290,441	-	6,290,441
Home Equity ABS	-	4,994,495	-	4,994,495
Manufactured Housing ABS	-	2,167,633	-	2,167,633
Student Loans ABS	-	1,006,055	-	1,006,055
WL Collateral CMO	-	12,442,911	-	12,442,911
Total Non-U.S. Government Agency Obligations	-	26,901,535	-	26,901,535
Total Sovereign Debt Obligations	-	1,205,481	-	1,205,481
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	67,887,463	-	67,887,463
Total U.S. Government Agency Obligations and Instrumentalities	-	67,887,463	-	67,887,463
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,982,132	-	7,982,132
Total U.S. Treasury Obligations	-	7,982,132	-	7,982,132
Total Bonds & Notes	-	181,318,852	505,369	181,824,221
Total Long-Term Investments	484,356	181,337,468	505,369	182,327,193
Total Short-Term Investments	-	16,378,533	-	16,378,533
Total Investments	$484,356	$197,716,001	$505,369	$198,705,726

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,474,578	$1,086,167	$-	$2,560,745
Communications	5,833,270	1,122,439	-	6,955,709
Consumer, Cyclical	2,753,807	1,767,623	-	4,521,430
Consumer, Non-cyclical	8,736,259	2,516,682	-	11,252,941
Energy	4,776,931	1,067,247	-	5,844,178
Financial	4,856,298	3,114,474	-	7,970,772
Industrial	2,629,492	1,631,376	-	4,260,868
Technology	5,081,960	221,918	-	5,303,878
Utilities	1,158,348	769,338	-	1,927,686
Total Common Stock	37,300,943	13,297,264	-	50,598,207
Preferred Stock
Consumer, Cyclical	-	12,794	-	12,794
Financial	84,292	-	-	84,292
Government	24,081	-	-	24,081
Total Preferred Stock	108,373	12,794	-	121,167
Total Equities	37,409,317	13,105,558	-	50,719,374
Bonds & Notes
Total Corporate Debt	-	15,273,199	145,880	15,419,079
Non-U.S. Government Agency Obligations
Commercial MBS	-	596,317	37,274	633,591
Home Equity ABS	-	966,316	-	966,316
Student Loans ABS	-	425,589	-	425,589
WL Collateral CMO	-	2,862,066	-	2,862,066
Total Non-U.S. Government Agency Obligations	-	4,850,288	37,274	4,887,562
Total Sovereign Debt Obligation	-	27,473	-	27,473
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	9,473,009	-	9,473,009
Total U.S. Government Agency Obligations and Instrumentalities	-	9,473,009	-	9,473,009
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	608,274	-	608,274
Total U.S. Treasury Obligations	-	608,274	-	608,274
Total Bonds & Notes	-	30,232,243	183,154	30,415,397

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Rights
Utilities	$1,533	$-	$-	$1,533
Total Rights	1,533	-	-	1,533
Total Long-Term Investments	37,410,850	43,542,300	183,154	81,136,304
Total Short-Term Investments	-	2,703,508	-	2,703,508
Total Investments	$37,410,850	$46,245,808	$183,154	$83,839,812

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$13,711,005	$5,252,005	$-	$18,963,010
Communications	45,477,208	-	-	45,477,208
Consumer, Cyclical	60,740,920	1,505,759	-	62,246,679
Consumer, Non-cyclical	115,008,866	9,142,418	-	124,151,284
Diversified	-	7,329,618	-	7,329,618
Energy	101,819,259	6,742,395	-	108,561,654
Financial	163,235,607	17,172,247	-	180,407,854
Industrial	39,725,860	6,450,593	-	46,176,453
Technology	46,715,367	-	-	46,715,367
Utilities	1,392,039	-	-	1,392,039
Total Common Stock	587,826,131	53,595,035	-	641,421,166
Total Equities	587,826,131	53,595,035	-	641,421,166
Bonds & Notes
Total Corporate Debt	-	4,213,588	1,323,300	5,536,888
Total Bonds & Notes	-	4,213,588	1,323,300	5,536,888
Rights
Basic Materials	-	947,106	-	947,106
Total Rights	-	947,106	-	947,106
Total Long-Term Investments	587,826,131	58,755,729	1,323,300	647,905,160
Total Short-Term Investments	-	15,030,875	-	15,030,875
Total Investments	$587,826,131	$73,786,604	$1,323,300	$662,936,035

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$13,210,655	$-	$-	$13,210,655
Communications	102,597,700	4,293,642	-	106,891,342
Consumer, Cyclical	45,559,566	-	-	45,559,566
Consumer, Non-cyclical	97,174,732	507,188	-	97,681,920
Energy	40,076,028	-	-	40,076,028
Financial	81,406,364	182,548	-	81,588,912
Industrial	28,495,774	-	-	28,495,774

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund (Continued)
Technology	$81,799,744	$-	$-	$81,799,744
Utilities	3,944,412	-	-	3,944,412
Total Common Stock	494,264,975	4,983,378	-	499,248,353
Total Equities	494,264,975	4,983,378	-	499,248,353
Total Mutual Funds	-	1,926,434	-	1,926,434
Total Long-Term Investments	494,264,975	6,909,812	-	501,174,787
Total Short-Term Investments	-	2,007,472	-	2,007,472
Total Investments	$494,264,975	$8,917,284	$-	$503,182,259

Small Company Value Fund
Equities
Common Stock
Basic Materials	$29,199,554	$-	$-	$29,199,554
Communications	19,000,063	-	-	19,000,063
Consumer, Cyclical	48,853,878	-	-	48,853,878
Consumer, Non-cyclical	52,533,668	-	-	52,533,668
Diversified	627,784	-	-	627,784
Energy	21,261,182	-	-	21,261,182
Financial	80,766,274	-	-	80,766,274
Industrial	78,785,296	-	-	78,785,296
Technology	25,218,732	-	-	25,218,732
Utilities	16,072,617	-	-	16,072,617
Total Common Stock	372,319,048	-	-	372,319,048
Preferred Stock
Energy	739,800	-	-	739,800
Financial	930,000	628,173	-	1,558,173
Total Preferred Stock	1,669,800	628,173	-	2,297,973
Total Equities	373,988,848	628,173	-	374,617,021
Total Mutual Funds	1,594,477	307,716	-	1,902,193
Total Long-Term Investments	375,583,325	935,889	-	376,519,214
Total Short-Term Investments	-	2,302,330	-	2,302,330
Total Investments	$375,583,325	$3,238,219	$-	$378,821,544

Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,737,439	$430,069	$-	$2,167,508
Communications	6,526,932	-	-	6,526,932
Consumer, Cyclical	14,199,341	-	-	14,199,341
Consumer, Non-cyclical	16,174,485	1,193,029	-	17,367,514
Energy	3,223,956	124,139	-	3,348,095

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity Fund (Continued)
Financial	$3,637,230	$-	$-	$3,637,230
Industrial	8,648,786	405,941	-	9,054,727
Technology	9,727,681	-	-	9,727,681
Utilities	381,018	-	-	381,018
Total Common Stock	64,256,868	2,153,178	-	66,410,046
Total Equities	64,256,868	2,153,178	-	66,410,046
Total Long-Term Investments	64,256,868	2,153,178	-	66,410,046
Total Short-Term Investments	-	1,545,489	-	1,545,489
Total Investments	$64,256,868	$3,698,667	$-	$67,955,535

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$20,206,127	$-	$-	$20,206,127
Communications	120,843,090	-	-	120,843,090
Consumer, Cyclical	99,687,795	-	-	99,687,795
Consumer, Non-cyclical	231,299,303	-	-	231,299,303
Energy	77,779,587	-	-	77,779,587
Financial	82,310,700	-	-	82,310,700
Industrial	131,854,534	-	-	131,854,534
Technology	134,268,640	-	-	134,268,640
Total Common Stock	898,249,776	-	-	898,249,776
Total Equities	898,249,776	-	-	898,249,776
Warrants
Basic Materials	161,250	-	-	161,250
Total Warrants	161,250	-	-	161,250
Total Mutual Funds	-	9,576,566	-	9,576,566
Total Long-Term Investments	898,411,026	9,576,566	-	907,987,592
Total Short-Term Investments	-	40,964,276	-	40,964,276
Total Investments	$898,411,026	$50,540,842	$-	$948,951,868

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$3,167,153	$-	$-	$3,167,153
Communications	36,116,587	-	-	36,116,587
Consumer, Cyclical	70,146,375	-	-	70,146,375
Consumer, Non-cyclical	94,555,632	51,592	-	94,607,224
Energy	17,079,988	377,491	-	17,457,479
Financial	21,251,128	839,821	-	22,090,949
Industrial	56,077,851	-	-	56,077,851
Technology	91,867,689	-	-	91,867,689

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund (Continued)
Utilities	$3,842,621	$-	$-	$3,842,621
Total Common Stock	394,105,024	1,268,904	-	395,373,928
Total Equities	394,105,024	1,268,904	-	395,373,928
Total Mutual Funds	2,213,664	-	-	2,213,664
Total Long-Term Investments	396,318,688	1,268,904	-	397,587,592
Total Short-Term Investments	-	10,267,087	-	10,267,087
Total Investments	$396,318,688	$11,535,991	$-	$407,854,679

Diversified International Fund
Equities
Common Stock
Basic Materials	$2,351,568	$8,283,263	$-	$10,634,831
Communications	1,306,024	20,771,349	-	22,077,373
Consumer, Cyclical	-	12,831,947	-	12,831,947
Consumer, Non-cyclical	-	15,117,093	-	15,117,093
Diversified	-	880,473	-	880,473
Energy	7,014,169	16,885,889	-	23,900,058
Financial	6,778,516	38,797,810	-	45,576,326
Industrial	-	7,196,479	-	7,196,479
Technology	-	5,364,544	-	5,364,544
Utilities	-	8,708,649	-	8,708,649
Total Common Stock	17,450,277	134,837,496	-	152,287,773
Preferred Stock
Basic Materials	457,276	-	-	457,276
Technology	-	1,646,105	-	1,646,105
Total Preferred Stock	457,276	1,646,105	-	2,103,381
Total Equities	17,907,553	136,483,601	-	154,391,154
Rights
Financial	-	-	-	-
Total Rights	-	-	-	-
Total Long-Term Investments	17,907,553	136,483,601	-	154,391,154
Total Short-Term Investments	-	1,710,877	-	1,710,877
Total Investments	$17,907,553	$138,194,478	$-	$156,102,031

Overseas Fund
Equities
Common Stock
Basic Materials	$466,725	$34,429,722	$-	$34,896,447
Communications	5,281,747	46,114,489	-	51,396,236
Consumer, Cyclical	4,658,059	39,625,573	-	44,283,632
Consumer, Non-cyclical	2,860,302	104,482,010	-	107,342,312

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Overseas Fund (Continued)
Diversified	$-	$10,742,190	$-	$10,742,190
Energy	7,671,578	25,147,744	-	32,819,322
Financial	3,000,008	77,139,997	-	80,140,005
Industrial	8,585,260	44,546,362	-	53,131,622
Technology	6,263,806	26,017,807	-	32,281,613
Utilities	-	13,504,388	-	13,504,388
Total Common Stock	38,787,485	421,750,282	-	460,537,767
Preferred Stock
Basic Materials	232,872	-	-	232,872
Financial	844,850	-	-	844,850
Total Preferred Stock	1,077,722	-	-	1,077,722
Total Equities	39,865,207	421,750,282	-	461,615,489
Rights
Utilities	7,523	-	-	7,523
Total Rights	7,523	-	-	7,523
Total Long-Term Investments	39,872,730	421,750,282	-	461,623,012
Total Short-Term Investments	-	8,934,548	-	8,934,548
Total Investments	$39,872,730	$430,684,830	$-	$470,557,560

The Diversified Value Fund, the Fundamental Value Fund, the Value Equity Fund, the Indexed Equity Fund, the Core Opportunities Fund, the Large Cap Growth Fund, the Aggressive Growth Fund, the NASDAQ-100 Fund, the Focused Value Fund, the Mid-Cap Value Fund and the Small Company Growth Fund had all long-term investments at Level 1, with corresponding industries as represented in the portfolios of investments, and all short-term investments at Level 2, as of as of June 30, 2009. The Small Cap Value Equity Fund, the Destination Retirement Income Fund, the Destination Retirement 2010 Fund, the Destination Retirement 2020 Fund, the Destination Retirement 2030 Fund, the Destination Retirement 2040 Fund and the Destination Retirement 2050 Fund had all investments at Level 1, with corresponding industries as represented in the portfolios of investments, as of as of June 30, 2009. The Emerging Growth Fund had all long-term investments, with corresponding industries, at Level 1 (except for warrants that were all at Level 3 and had $0 value throughout the period) and short-term investments at Level 2 as of June 30, 2009.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund	$848,556	$199,993	$-	$1,048,549

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund	$139,223	$720,690	$-	$859,913
Diversified International Fund	-	2,549,666	-	2,549,666
Overseas Fund	-	203,759	-	203,759

Liabilities Valuation Inputs

	Other Financial Instruments *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund	$(738,774)	$(2,379,157)	$-	$(3,117,931)
Strategic Balanced Fund	(114,452)	(117,020)	-	(231,472)
Indexed Equity Fund	(491,602)	-	-	(491,602)
NASDAQ-100 Fund	(8,346)	-	-	(8,346)
Small Cap Value Equity Fund	(692)	-	-	(692)
Diversified International Fund	(32,524)	(3,310,827)	-	(3,343,351)
Overseas Fund	(3,301)	(727,349)	-	(730,650)

* Other financial instruments include forwards, futures, swaps and written options.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$251,586	$-	$(183,023)	$262,596	$-	$(119,272)	$293,482	$-	$505,369	$262,596
Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$83,554	$-	$(73,204)	$95,060	$-	$(47,267)	$87,737	$-	$145,880	$95,060
Non-U.S. Government Agency Obligations
Commercial MBS	52,089	-	(10,898)	(3,923)	-	-	6	-	37,274	(3,923)
Total	$135,643	$-	$(84,102)	$91,137	$-	$(47,267)	$87,743	$-	$183,154	$91,137

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$1,138,840	$3,430	$-	$181,030	$-	$-	$-	$-	$1,323,300	$181,030
Mid Cap Growth Equity Fund
Equities
Common Stock
Industrial	$4,674	$-	$-	394	$-	$(5,068)	$-	$-	$-	$-
Mid Cap Growth Equity II Fund
Equities
Common Stock
Warrants
Basic Materials	$-	$-	$-	$37,500	$-	$(37,500)	$-	$-	$-	$-

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Indexed Equity Fund	NASDAQ-100 Fund	Small Cap Value Equity Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions (Including Options, Futures Contracts, Forward Contracts, and Swaps)
Hedging/Risk Management	X	X				X	X
Directional Exposures to Currencies						X	X

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Indexed Equity Fund	NASDAQ-100 Fund	Small Cap Value Equity Fund	Diversified International Fund	Overseas Fund
Futures Contracts (Including Options on Futures Contracts)
Hedging/Risk Management	X	X	X	X	X
Duration/Credit Quality Management	X	X
Short-term Cash Deployment		X	X	X		X	X
Substitution for Cash Investment					X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Credit Default Swaps (Protection Seller)
Duration/Credit Quality Management	X	X
Income	X	X
Options (Sold)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Income	X	X

The Strategic Balanced Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Diversified International Fund and the Overseas Fund held rights during the period as a result of corporate actions. The Aggressive Growth Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund and the Emerging Growth Fund held warrants during the period as a result of corporate actions.

At June 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Strategic Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$-	$-	$-
Futures Contracts^^	848,556	-	-	-	848,556
Swap Contracts*	-	-	199,993	-	199,993
Total Value	$848,556	$-	$199,993	$-	$1,048,549

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$(72,376)	$-	$-	$(72,376)
Futures Contracts^^	(648,411)	-	-	-	(648,411)
Swap Contracts^	-	-	(2,306,781)	-	(2,306,781)
Written Options^	(90,363)	-	-	-	(90,363)
Total Value	$(738,774)	$(72,376)	$(2,306,781)	$-	$(3,117,931)
Realized Gain (Loss)#
Forward Contracts	$-	$12,932	$-	$-	$12,932
Futures Contracts	1,495,581	-	-	-	1,495,581
Swap Contracts	-	-	(2,623,964)	-	(2,623,964)
Written Options	558,702	-	-	-	558,702
Total Realized Gain (Loss)	$2,054,283	$12,932	$(2,623,964)	$-	$(556,749)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(25,030)	$-	$-	$(25,030)
Futures Contracts	(894,635)	-	-	-	(894,635)
Swap Contracts	-	-	3,172,306	-	3,172,306
Written Options	315,265	-	-	-	315,265
Total Change in Appreciation (Depreciation)	$(579,370)	$(25,030)	$3,172,306	$-	$2,567,906
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	515	-	-	-	515
Swap Contracts	-	-	$18,310,876	-	$18,310,876
Written Options	458	-	-	-	458

Strategic Balanced Fund
Asset Derivatives
Forward Contracts*	$-	$83,139	$-	$-	$83,139
Futures Contracts^^	138,723	-	-	500	139,223
Swap Contracts*	-	-	637,551	-	637,551
Rights*	-	-	-	1,533	1,533
Total Value	$138,723	$83,139	$637,551	$2,033	$861,446
Liability Derivatives
Forward Contracts^	$-	$(47,464)	$-	$-	$(47,464)
Futures Contracts^^	(90,793)	-	-	(7,534)	(98,327)
Swap Contracts^	-	-	(69,556)	-	(69,556)
Written Options^	(16,125)	-	-	-	(16,125)
Total Value	$(106,918)	$(47,464)	$(69,556)	$(7,534)	$(231,472)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Strategic Balanced Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$273,715	$-	$-	$273,715
Futures Contracts	55,303	-	-	-	55,303
Swap Contracts	1,146,283	-	1,390	-	1,147,673
Written Options	124,779	-	-	-	124,779
Rights	-	-	-	-	-
Total Realized Gain (Loss)	$1,326,365	$273,715	$1,390	$-	$1,601,470
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$51,363	$-	$-	$51,363
Futures Contracts	(60,649)	-	-	-	(60,649)
Swap Contracts	(875,633)	-	(75,217)	-	(950,850)
Written Options	51,157	-	-	-	51,157
Rights	-	-	-	1,533	1,533
Total Change in Appreciation (Depreciation)	$(885,125)	$51,363	$(75,217)	$1,533	$(907,446)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	112	-	-	13	125
Swap Contracts	-	-	$1,124,738	-	$1,124,738
Written Options	82	-	-	-	82
Rights	-	-	-	3,600	3,600

Large Cap Value Fund
Asset Derivatives
Rights*	$-	$-	$-	$947,106	$947,106
Realized Gain (Loss)#
Rights	$-	$-	$-	$-	$-
Change in Appreciation (Depreciation)##
Rights	$-	$-	$-	$(177,636)	$(177,636)
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	28,087	28,087

Indexed Equity Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(491,602)	$(491,602)
Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$3,204,737	$3,204,737
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(1,773,537)	$(1,773,537)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Indexed Equity Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	143	143

Blue Chip Growth Fund
Asset Derivatives
Rights*	$-	$-	$-	$-	$-
Realized Gain (Loss)#
Rights	$-	$-	$-	$-	$-
Change in Appreciation (Depreciation)##
Rights	$-	$-	$-	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	-	-

Aggressive Growth Fund
Asset Derivatives
Warrants*	$-	$-	$-	$57	$57
Realized Gain (Loss)#
Warrants	$-	$-	$-	$379	$379
Change in Appreciation (Depreciation)##
Warrants	$-	$-	$-	$57	$57
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	1,416	1,416

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(8,346)	$(8,346)
Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$323,026	$323,026
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(9,079)	$(9,079)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	26	26

Small Cap Value Equity Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-	$-
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(692)	$(692)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Small Cap Value Equity Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$318,004	$318,004
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(239,208)	$(239,208)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	9	9

Mid Cap Growth Equity II Fund
Asset Derivatives
Warrants*	$-	$-	$-	$161,250	$161,250
Realized Gain (Loss)#
Warrants	$-	$-	$-	$-	$-
Change in Appreciation (Depreciation)##
Warrants	$-	$-	$-	$161,250	$161,250
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	7,500	7,500

Small Cap Growth Equity Fund
Asset Derivatives
Warrants*	$-	$-	$-	$-	$-
Realized Gain (Loss)#
Warrants	$-	$-	$-	$199	$199
Change in Appreciation (Depreciation)##
Warrants	$-	$-	$-	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	-	-

Emerging Growth Fund
Asset Derivatives
Warrants*	$-	$-	$-	$-	$-
Realized Gain (Loss)#
Warrants	$-	$-	$-	$-	$-
Change in Appreciation (Depreciation)##
Warrants	$-	$-	$-	$-	$-
Number of Contract, Notional Amount of Shares/Units†
Warrants	-	-	-	842	842

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Emerging Growth Fund (Continued)
Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$2,549,666	$-	$-	$2,549,666
Futures Contracts^^	-	-	-	-	-
Rights*	-	-	-	-	-
Total Value	$-	$2,549,666	$-	$-	$2,549,666
Liability Derivatives
Forward Contracts^	$-	$(3,310,827)	$-	$-	$(3,310,827)
Futures Contracts^^	-	-	-	(32,524)	(32,524)
Total Value	$-	$(3,310,827)	$-	$(32,524)	$(3,343,351)
Realized Gain (Loss)#
Forward Contracts	$-	$2,063,394	$-	$-	$2,063,394
Futures Contracts	-	-	-	18,699	18,699
Rights	-	-	-	-	-
Total Realized Gain (Loss)	$-	$2,063,394	$-	$18,699	$2,082,093
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(870,552)	$-	$-	$(870,552)
Futures Contracts	-	-	-	(20,868)	(20,868)
Rights	-	-	-	-	-
Total Change in Appreciation (Depreciation)	$-	$(870,552)	$-	$(20,868)	$(891,420)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	16	16
Rights	-	-	-	80,066	80,066

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$203,759	$-	$-	$203,759
Futures Contracts^^	-	-	-	-	-
Rights*	-	-	-	7,523	7,523
Total Value	$-	$203,759	$-	$7,523	$211,282
Liability Derivatives
Forward Contracts^	$-	$(727,349)	$-	$-	$(727,349)
Futures Contracts^^	-	-	-	(3,301)	(3,301)
Total Value	$-	$(727,349)	$-	$(3,301)	$(730,650)
Realized Gain (Loss)#
Forward Contracts	$-	$3,934,252	$-	$-	$3,934,252
Futures Contracts	-	-	-	232,539	232,539
Rights	-	-	-	215,102	215,102
Total Realized Gain (Loss)	$-	$3,934,252	$-	$447,641	$4,381,893

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Overseas Fund (Continued)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(1,899,768)	$-	$-	$(1,899,768)
Futures Contracts	-	-	-	(34,654)	(34,654)
Rights	-	-	-	7,523	7,523
Total Change in Appreciation (Depreciation)	$-	$(1,899,768)	$-	$(27,131)	$(1,926,899)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	9	9
Rights	-	-	-	62,260	62,260

*Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts and open swap agreements, at value.

^Statements of Assets and Liabilities location: Payables for open forward foreign currency contracts, open swap agreements, at value and written options.

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Financial Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets & Liabilities.

#Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, futures contracts, written options, swap contracts or foreign currency transactions as applicable.

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, futures contracts, written options, swap contracts or foreign currency transactions as applicable.

†Amount(s) disclosed equal amount(s) outstanding at June 30, 2009.

Further details regarding the derivatives and other investments held by the Funds during the period are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency futures or forward contracts, each of which calls for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Futures contracts are exchange-traded and typically present minimal counterparty risk; forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able, to perform its obligations. Each type of arrangement may require the Fund to post margin. A Fund may also buy options on currencies or currency futures contracts, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for

Notes to Financial Statements (Unaudited) (Continued)

hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered. See "Financial Futures Contracts" and "Options, Warrants, Rights," below, for information regarding the accounting treatment of futures contracts and options, respectively.

A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. (See "Swap Agreements," below, for a description of risks associated with swap transactions and the accounting treatment.)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
	UBS AG London	712,885	Euro	8/19/09	$927,049	$999,425	$(72,376)
Strategic Balanced Fund
BUYS
	Barclays Bank PLC Wholesale	742,438	Australian Dollar	8/26/09	567,930	595,515	$27,585
	BNP Paribas	473,159	Norwegian Krone	8/26/09	73,105	73,378	273
	Citibank N.A.	54,964	Euro	8/26/09	77,320	77,055	(265)
	Credit Suisse London Branch (GFX)	373,855	British Pound	8/26/09	585,317	614,909	29,592
	HSBC Bank PLC	9,710,987	Japanese Yen	8/26/09	99,067	100,770	1,703
	HSBC Bank PLC	214,694	Singapore Dollar	8/26/09	147,331	148,207	876
	HSBC Bank PLC	1,035,009	Swedish Krona	8/26/09	134,604	133,848	(756)
							1,823
	JPMorgan Chase Bank	306,575	Canadian Dollar	8/19/09	250,941	263,770	12,829
	State Street Bank London	93,857	Australian Dollar	8/26/09	72,826	75,283	2,457

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
	State Street Bank London	41,785	British Pound	8/26/09	$68,724	$68,727	$3
	State Street Bank London	226,347	Euro	8/26/09	315,085	317,320	2,235
	State Street Bank London	1,022,512	Hong Kong Dollar	8/26/09	131,992	131,996	4
	State Street Bank London	31,119,105	Japanese Yen	8/26/09	325,571	322,921	(2,650)
	State Street Bank London	78,699	Swiss Franc	8/26/09	72,676	72,461	(215)
							1,834
	UBS AG London	51,762	Swiss Franc	8/26/09	46,727	47,660	933
	Westpac Banking Corp.	156,778	Euro	8/26/09	217,441	219,790	2,349
	Westpac Banking Corp.	8,874,457	Japanese Yen	8/26/09	92,054	92,090	36
							2,385
							$76,989
SELLS
	Barclays Bank PLC	58,693	Australian Dollar	8/26/09	45,109	47,078	$(1,969)
	Barclays Bank PLC	14,114,614	Japanese Yen	8/26/09	147,144	146,466	678
							(1,291)
	BNP Paribas	908,048	Euro	8/26/09	1,251,454	1,273,009	(21,555)
	Citibank N.A.	69,629	Euro	8/26/09	95,811	97,614	(1,803)
	Citibank N.A.	8,000,000	Japanese Yen	8/26/09	83,891	83,015	876
							(927)
	Credit Suisse London Branch (GFX)	356,652	Canadian Dollar	8/19/09	294,486	306,856	(12,370)
	Credit Suisse London Branch (GFX)	77,689	Australian Dollar	8/26/09	59,821	62,315	(2,494)
							(14,864)
	HSBC Bank PLC	1,316,109	Hong Kong Dollar	8/26/09	169,926	169,897	29
	State Street Bank London	39,173	Euro	8/26/09	55,406	54,917	489
	State Street Bank London	5,210,891	Japanese Yen	8/26/09	52,874	54,073	(1,199)
	State Street Bank London	29,842	British Pound	8/26/09	48,791	49,084	(293)
							(1,003)
	UBS AG London	14,298,254	Japanese Yen	8/26/09	148,564	148,372	192
	Westpac Banking Corp	154,163	British Pound	8/26/09	251,670	253,565	(1,895)
							$(41,314)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund
BUYS
State Street Bank and Trust Co.	20,260,000	Australian Dollar	7/15/09	$14,484,180	$16,301,578	$1,817,398
State Street Bank and Trust Co.	5,898,000	British Pound	7/15/09	9,570,806	9,701,495	130,689
State Street Bank and Trust Co.	1,181,230,000	Japanese Yen	7/15/09	12,000,102	12,251,503	251,401
State Street Bank and Trust Co.	1,910,000	New Zealand Dollar	7/15/09	1,201,535	1,229,784	28,249
State Street Bank and Trust Co.	10,358,000	New Zealand Dollar	10/15/09	6,637,614	6,631,566	(6,048)
State Street Bank and Trust Co.	36,549,000	Norwegian Krone	7/15/09	5,366,960	5,674,093	307,133
State Street Bank and Trust Co.	12,359,000	Swedish Krona	7/15/09	1,651,431	1,598,401	(53,030)
						$2,475,792
SELLS
State Street Bank and Trust Co.	221,151	British Pound	7/06/09	364,788	363,769	$1,019
State Street Bank and Trust Co.	12,913,000	British Pound	7/15/09	19,016,535	21,240,321	(2,223,786)
State Street Bank and Trust Co.	48,160	Canadian Dollar	7/06/09	41,382	41,425	(44)
State Street Bank and Trust Co.	8,485,000	Canadian Dollar	7/15/09	6,909,256	7,298,791	(389,535)
State Street Bank and Trust Co.	1,114,642,000	Japanese Yen	7/15/09	11,536,991	11,560,864	(23,873)
State Street Bank and Trust Co.	36,549,000	Norwegian Krone	7/15/09	5,687,856	5,674,093	13,763
State Street Bank and Trust Co.	30,555,000	Swedish Krona	7/15/09	3,604,117	3,951,705	(347,588)
State Street Bank and Trust Co.	16,858,000	Swedish Krona	10/15/09	2,133,487	2,179,989	(46,502)
State Street Bank and Trust Co.	3,586,000	Swiss Franc	7/15/09	3,079,565	3,299,986	(220,421)
						(3,236,967)
State Street Hong Kong	680,617	Thai Baht	7/08/09	19,989	19,975	14
						$(3,236,953)
Overseas Fund
BUYS
State Street Bank and Trust Co.	10,717,000	Australian Dollar	10/15/09	8,568,325	8,565,139	$(3,186)
State Street Bank and Trust Co.	3,062,000	British Pound	7/15/09	5,035,306	5,036,619	1,313
State Street Bank and Trust Co.	6,401,000	New Zealand Dollar	10/15/09	4,108,858	4,098,151	(10,707)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (continued)
State Street Bank and Trust Co.	4,489,611	South African Rand	7/07/09	$583,589	$579,269	$(4,320)
State Street Bank and Trust Co.	2,528,000	Swedish Krona	7/15/09	340,816	326,949	(13,867)
						$(30,767)
SELLS
State Street Bank and Trust Co.	93,115	British Pound	7/06/09	153,593	153,164	$429
State Street Bank and Trust Co.	3,062,000	British Pound	7/15/09	4,474,140	5,036,619	(562,479)
State Street Bank and Trust Co.	3,307,000	British Pound	10/15/09	5,429,920	5,438,578	(8,658)
State Street Bank and Trust Co.	4,590,000	Canadian Dollar	10/15/09	4,005,293	3,950,474	54,819
State Street Bank and Trust Co.	158,000,000	Japanese Yen	3/03/10	1,637,866	1,644,672	(6,806)
State Street Bank and Trust Co.	152,577	South African Rand	7/06/09	19,329	19,690	(361)
State Street Bank and Trust Co.	2,528,000	Swedish Krona	7/15/09	300,651	326,948	(26,297)
State Street Bank and Trust Co.	17,154,000	Swedish Krona	10/15/09	2,184,772	2,218,266	(33,494)
State Street Bank and Trust Co.	93,193	Swiss Franc	7/06/09	85,790	85,750	40
State Street Bank and Trust Co.	2,884,000	Swiss Franc	10/15/09	2,665,308	2,657,394	7,914
State Street Bank and Trust Co.	1,000,000	Swiss Franc	3/03/10	866,739	923,913	(57,174)
State Street Bank and Trust Co.	7,250,000	Swiss Franc	6/04/10	6,853,848	6,714,604	139,244
						$(492,823)

Financial Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk (see "Foreign Currency Exchange Transactions," above, for a discussion of the use futures contracts in connection with currency risk). A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect to futures contracts contemplating the delivery of a specified underlying security, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically present minimal counterparty risk.

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin); as a result, futures contracts are highly leveraged. In order to reduce risk, futures market participants are required to post margin — both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Warrants, Rights," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
32	German Euro Bund Future	9/08/09	$5,432,131	$87,709
29	U.S. Treasury Bond 30 Year	9/21/09	3,432,422	(14,247)
460	U.S. Treasury Note 5 Year	9/30/09	52,770,625	(633,472)
1	U.S. Treasury Note 2 Year	9/30/09	216,219	(692)
219	90 Day Eurodollar	12/14/09	54,254,512	208,110
				$(352,592)
SELLS
226	U.S. Treasury Note 10 Year	9/21/09	26,276,031	$552,737
Strategic Balanced Fund
BUYS
2	Topix Index	9/11/09	191,745	$500
2	FTSE 100 Index	9/18/09	138,764	(3,476)
9	DJ Euro Stoxx 50 Index	9/18/09	302,580	(4,058)
12	U.S. Treasury Note 30 Year	9/21/09	1,420,312	20,838
68	U.S. Treasury Note 5 Year	9/30/09	7,800,875	(90,793)
60	90 Day Eurodollar	12/14/09	14,864,250	54,845
				$(22,144)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
SELLS
28	U.S. Treasury Note 10 Year	9/21/09	$3,255,438	$63,040
Indexed Equity Fund
BUYS
143	S&P 500 Index	9/17/09	32,729,125	$(491,602)
NASDAQ-100 Fund
BUYS
26	NASDAQ-100	9/18/09	767,650	$(8,346)
Small Cap Value Equity Fund
BUYS
9	Russell 2000 Mini Index	9/18/09	456,480	$(692)
Diversified International Fund
BUYS
16	FTSE 100 Index Futures	9/18/09	674,880	$(32,524)
Overseas Fund
BUYS
2	S&P TSE 60 Index	9/17/09	250,840	$(644)
7	DJ Euro Stoxx 50 Index	9/18/09	167,860	(2,657)
				$(3,301)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the

Notes to Financial Statements (Unaudited) (Continued)

underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger the seller to make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in accordance with the terms of the respective credit default swap agreements. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to manage its exposure to the market and certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed.

The table below includes a description of the credit ratings of the entities referenced to the credit exposure, the nature of each credit derivative, notional amounts and fair value of each credit derivative with sold protection at June 30, 2009. The quoted market prices and resulting values for these credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

During the period when a credit default swap is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will

Notes to Financial Statements (Unaudited) (Continued)

offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund**
Credit Default Swaps
1,869,000	USD	6/20/12	Goldman Sachs & Co.	Sell	2.750%	CDX.NA.HY.8 (WA Rating: BB) *	$(266,327)	$(17,522)	$(283,849)
1,952,000	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) *	(69,788)	(9,613)	(79,401)
683,200	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) *	(13,733)	(14,058)	(27,791)
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell	3.240%	TXU Corp. (Moody's Rating: Caa2; S&P Rating: CCC)	(25,243)	-	(25,243)
2,706,676	USD	6/20/13	Goldman Sachs & Co.	Sell	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB) *	(171,299)	49,996	(121,303)
800,000	USD	8/17/50	Goldman Sachs & Co.	Buy	(0.080%)	CMBX 3 2007-1 AAA	27,993	172,000	199,993
							(518,397)	180,803	(337,594)
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell	2.920%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(345,269)	-	(345,269)
3,440,000	USD	12/20/12	Morgan Stanley & Co.	Sell	2.250%	LCDX.NA.HY.9 (WA Rating: BB) *	(428,858)	(185,760)	(614,618)
1,760,000	USD	12/20/12	Morgan Stanley & Co.	Sell	3.750%	CDX.NA.HY.9 (WA Rating: BB) *	(139,944)	(136,400)	(276,344)
							(914,071)	(322,160)	(1,236,231)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(330,431)	-	(330,431)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(114,223)	-	(114,223)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	(88,309)	-	(88,309)
							(532,963)	-	(532,963)
							$(1,965,431)	$(141,357)	$(2,106,788)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund***
Credit Default Swaps
100,000	USD	3/20/10	Deutsche Bank	Sell	1.250%	Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	$(7,791)	$-	$(7,791)
60,000	USD	9/20/10	Deutsche Bank	Sell	2.300%	Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(8,125)	-	(8,125)
100,000	USD	3/21/15	Deutsche Bank	Sell	2.930%	Ford Motor Co. (Moody's Rating: Ca2; S&P Rating: CCC-)	(46,574)	-	(46,574)
16,360	USD	11/25/34	Deutsche Bank	Buy	(1.400%)	Finance America Mortgage Loan, Series 2004-3, Class M8	16,142	-	16,142
8,979	USD	11/25/34	Deutsche Bank	Buy	(2.250%)	Finance America Mortgage Loan, Series 2004-3, Class M9	8,904	-	8,904
17,146	USD	11/25/34	Deutsche Bank	Buy	(1.400%)	Argent Securities, Inc., Series 2004-W11, Class M9	16,413	-	16,413
17,146	USD	11/25/34	Deutsche Bank	Buy	(2.250%)	Argent Securities, Inc., Series 2004-W11, Class M10	16,722	-	16,722
26,481	USD	12/25/34	Deutsche Bank	Buy	(1.250%)	MASTR Asset Backed Securities, Series 2005-NC1, Class M8	25,400	-	25,400
23,795	USD	12/25/34	Deutsche Bank	Buy	(2.200%)	MASTR Asset Backed Securities, Series 2005-NC1, Class M9	23,273	-	23,273
14,273	USD	1/25/35	Deutsche Bank	Buy	(1.300%)	Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2	14,068	-	14,068
17,839	USD	1/25/35	Deutsche Bank	Buy	(1.250%)	Fremont Home Loan Trust, Series 2005-A, Class M8	17,546	-	17,546
4,375	USD	1/25/35	Deutsche Bank	Buy	(2.200%)	Fremont Home Loan Trust, Series 2005-A, Class M9	9,250	-	9,250
6,279	USD	1/25/35	Deutsche Bank	Buy	(2.250%)	Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3	9,156	-	9,156
45,000	USD	1/25/35	Deutsche Bank	Buy	(1.400%)	People's Choice Home Loan Securities Trust, Series 2005-1, Class B2	44,284	-	44,284
10,020	USD	1/25/35	Deutsche Bank	Buy	(2.250%)	People's Choice Home Loan, Series 2005-1, Class B3	9,974	-	9,974
34,831	USD	2/25/35	Deutsche Bank	Buy	(1.300%)	ACE Securities Corp., Series 2005-HE1, Class M8	34,746	-	34,746
13,701	USD	2/25/35	Deutsche Bank	Buy	(2.250%)	Long Beach Mortgage Loan Trust, Series 2005-1, Class M9	15,362	-	15,362
21,850	USD	2/25/35	Deutsche Bank	Buy	(1.250%)	Long Beach Mortgage Loan Trust Series, 2005-1, Class M8	21,295	-	21,295
1	USD	3/25/35	Deutsche Bank	Buy	(2.250%)	Aegis Asset Backed Securities Trust, Series 2005-1, Class B3	2	-	2
25,768	USD	3/25/35	Deutsche Bank	Buy	(1.450%)	Aegis Asset Backed Securities Trust, Series 2005-1, Class B2	25,655	-	25,655
19,245	USD	3/25/35	Deutsche Bank	Buy	(2.250%)	New Century Home Equity Loan Trust, Series 2005-1, Class M9	16,857	-	16,857

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund*** (Continued)
Credit Default Swaps
22,066	USD	3/25/35	Deutsche Bank	Buy	(1.300%)	New Century Home Equity Loan Trust, Series 2005-1, Class M8	$19,377	$-	$19,377
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250%)	Aames Mortgage Investment Trust, Series 2005-1, Class M9	41,254	-	41,254
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.350%)	Novastar Home Equity Loan Trust, Series 2005-1, Class B2	41,226	-	41,226
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.450%)	Aames Mortgage Investment Trust, Series 2005-1, Class M8	40,215	-	40,215
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250%)	Novastar Home Equity Loan Trust, Series 2005-1, Class B3	41,854	-	41,854
15,273	USD	9/25/35	Deutsche Bank	Buy	(1.300%)	Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2	13,335	-	13,335
16,103	USD	10/25/35	Deutsche Bank	Buy	(1.300%)	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2	13,657	-	13,657
16,180	USD	10/25/35	Deutsche Bank	Buy	(2.250%)	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3	14,994	-	14,994
43,391	USD	1/25/36	Deutsche Bank	Buy	(2.250%)	Park Place Securities, Inc., Series 2005-WCH1, Class M9	42,653	-	42,653
45,000	USD	1/25/36	Deutsche Bank	Buy	(1.350%)	Park Place Securities, Inc., Series 2005-WCH1, Class M8	43,937	-	43,937
							575,061	-	575,061
103,636	USD	12/20/09	Goldman Sachs & Co.	Sell	4.000%	CDX.NA.HY.3.B (WA Rating: B+) *	(2,693)	1,425	(1,268)
100,000	USD	6/20/10	Goldman Sachs & Co.	Sell	4.750%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(5,798)	—	(5,798)
							(8,491)	1,425	(7,066)
							$566,570	$1,425	$567,995

*Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

**Collateral for swap contracts paid to Morgan Stanley & Co. amounted to $1,300,000.

***Collateral for swap contracts received from Deutsche Bank was a security valued at $844,308.

Options, Warrants, Rights

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. In return

Notes to Financial Statements (Unaudited) (Continued)

for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Notes to Financial Statements (Unaudited) (Continued)

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at June 30, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$162,500	9/14/09	Eurodollar Future Put, Strike 98.75	$12,675	$4,063
702,500	12/14/09	Eurodollar Future Put, Strike 98.38	138,308	56,200
280,000	12/14/09	Eurodollar Future Put, Strike 98.63	67,340	30,100
			$218,323	$90,363
Strategic Balanced Fund
$30,000	9/14/09	Eurodollar Future Put, Strike 98.75	$2,340	$750
50,000	12/14/09	Eurodollar Future Put, Strike 98.63	12,026	5,375
125,000	12/14/09	Eurodollar Future Put, Strike 98.38	24,512	10,000
			$38,878	$16,125

Transactions in written option contracts during the period ended June 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2008	321	$272,258
Options written	705	509,947
Options terminated in closing purchase transactions	(568)	(563,882)
Options outstanding at June 30, 2009	458	$218,323
Strategic Balanced Fund
Options outstanding at December 31, 2008	57	$42,190
Options written	151	122,392
Options terminated in closing purchase transactions	(126)	(125,704)
Options outstanding at June 30, 2009	82	$38,878

The Fund(s) had rights and warrants as shown in the Portfolio(s) of Investments at June 30, 2009. The Funds had no purchased options at June 30, 2009.

Notes to Financial Statements (Unaudited) (Continued)

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the Fund's sub-adviser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

The Strategic Bond Fund, the Strategic Balanced Fund and the Small Company Value Fund held hybrid instruments during the period ended June 30, 2009.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. A Fund will typically invest in structured investments in order to obtain targeted investment exposures that are not available to it through investments directly in the securities underlying the structured investments. Structured investments generally are individually negotiated agreements and are typically traded over-the-counter. Structured investments typically restructure the investment characteristics of an underlying security. The security is deposited with a trust or other intermediary, which in turn issues one or more classes of securities ("structured securities") backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The rights of holders of a class of structured securities to payment may be subordinated to the rights of payment of holders of another class.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files

Notes to Financial Statements (Unaudited) (Continued)

for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar-roll transaction as a purchase and sale. If certain criteria are met, these dollar-roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

When-Issued or Delayed-Delivery Transactions

A Fund may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued or delayed delivery contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Funds had no securities purchased on a when-issued or delayed delivery basis at June 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (Continued)

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic

Notes to Financial Statements (Unaudited) (Continued)

developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at June 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Strategic Bond Fund	$4,426,416	$505,369	0.3%
Strategic Balanced Fund	1,495,481	183,147	0.2%
Large Cap Value Fund	1,572,075	1,323,300	0.2%

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly, based upon each Fund's average daily net assets, at the following annual rates:

Strategic Bond Fund	0.55%
Strategic Balanced Fund	0.60%
Diversified Value Fund	0.50%
Fundamental Value Fund	0.65%
Value Equity Fund	0.70%
Large Cap Value Fund	0.65% of the first $1.5 billion, 0.60% of any excess over $1.5 billion
Indexed Equity Fund	0.10%
Core Opportunities Fund	0.70%
Blue Chip Growth Fund	0.65%
Large Cap Growth Fund	0.65%
Aggressive Growth Fund	0.73%
NASDAQ-100 Fund	0.15%
Focused Value Fund	0.69%
Mid-Cap Value Fund	0.70%
Small Cap Value Equity Fund	0.75%
Small Company Value Fund	0.85%
Mid Cap Growth Equity Fund	0.70%
Mid Cap Growth Equity II Fund	0.75%
Small Cap Growth Equity Fund	0.82%
Small Company Growth Fund	0.85%
Emerging Growth Fund	0.79%
Diversified International Fund	0.90%
Overseas Fund	1.00%
Destination Retirement Income Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion

Notes to Financial Statements (Unaudited) (Continued)

Destination Retirement 2010 Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion
Destination Retirement 2020 Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion
Destination Retirement 2030 Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion
Destination Retirement 2040 Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion
Destination Retirement 2050 Fund	0.05% of the first $500 million, 0.025% of the next $500 million, 0.000% of any excess over $1 billion

MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: AllianceBernstein L.P. for the Diversified Value Fund, the Diversified International Fund and a portion of the Overseas Fund; Wellington Management Company, LLP for the Fundamental Value Fund, a portion of the Mid Cap Growth Equity Fund and a portion of the Small Cap Growth Equity Fund; Pyramis Global Advisors, LLC for the Value Equity Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, N.A. for the Indexed Equity Fund and the NASDAQ-100 Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund; Sands Capital Management, LLC for a portion of the Aggressive Growth Fund; Cooke & Bieler, L.P. for a portion of the Mid-Cap Value Fund; Harris Associates, L.P. for the Focused Value Fund and a portion of the Overseas Fund; Federated Clover Investment Advisors for a portion of the Small Company Value Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, the Mid Cap Growth Equity II Fund and a portion of the Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; The Boston Company Asset Management, LLC for a portion of the Small Company Growth Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; Delaware Management Company for a portion of the Aggressive Growth Fund; Insight Capital Research & Management, Inc. for a portion of the Emerging Growth Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; Western Asset Management Company for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; Western Asset Management Company Limited for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; J.P. Morgan Investment Management Inc. for a portion of the Strategic Balanced Fund; Victory Capital Management Inc. for the Core Opportunities Fund; SSgA Funds Management, Inc. for the Small Cap Value Equity Fund; Turner Investment Partners, Inc. for a portion of the Mid Cap Growth Equity Fund; Essex Investment Management Company, LLC for a portion of the Emerging Growth Fund; and Systematic Financial Management, L.P. for a portion of the Mid-Cap Value Fund. Effective June 16, 2009, Systematic Financial Management, L.P. was added as the investment sub-adviser for a portion of the Mid-Cap Value Fund. Prior to May 1, 2009, AllianceBernstein L.P. was the investment sub-adviser for the Large Cap Growth Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Strategic Bond Fund	0.2500%	0.2500%	0.1000%	0.0500%	0.3000%	N/A
Strategic Balanced Fund	0.3270%	0.3270%	0.1770%	0.1270%	0.3770%	N/A
Diversified Value Fund	0.3083%	0.2683%	0.1583%	0.0583%	0.3683%	N/A
Fundamental Value Fund	0.3129%	0.3129%	0.1629%	0.1229%	0.3629%	N/A
Value Equity Fund	0.2785%	0.2785%	0.1285%	0.0785%	0.3285%	N/A
Large Cap Value Fund	0.3244%	0.3244%	0.1744%	0.0844%	0.3744%	N/A
Indexed Equity Fund	0.4797%	0.4797%	0.3297%	0.2997%	0.5297%	0.0855%
Core Opportunities Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Blue Chip Growth Fund	0.4085%	0.4085%	0.2885%	0.1585%	0.4585%	N/A
Large Cap Growth Fund	0.3529%	0.3529%	0.2029%	0.1629%	0.4029%	N/A
Aggressive Growth Fund	0.3444%	0.3444%	0.1944%	0.0944%	0.3944%	N/A
NASDAQ-100 Fund	0.6244%	0.6244%	0.4744%	0.3744%	0.6744%	N/A
Focused Value Fund	0.3344%	0.3344%	0.1844%	0.0844%	0.3844%	N/A
Mid-Cap Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Cap Value Equity Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small Company Value Fund	0.3593%	0.3593%	0.2093%	0.1693%	0.4093%	N/A
Mid Cap Growth Equity Fund	0.3075%	0.3075%	0.1575%	0.0875%	0.3575%	N/A
Mid Cap Growth Equity II Fund	0.3244%	0.3244%	0.1744%	0.0844%	0.3744%	N/A
Small Cap Growth Equity Fund	0.4075%	0.4075%	0.2575%	0.1175%	0.4575%	N/A
Small Company Growth Fund	0.3491%	0.3491%	0.1991%	0.1591%	0.3991%	N/A
Emerging Growth Fund	0.3344%	0.3344%	0.1844%	0.0844%	0.3844%	N/A
Diversified International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Overseas Fund	0.2443%	0.2443%	0.0943%	0.0443%	0.2943%	N/A
Destination Retirement Income Fund	0.1459%	0.1459%	0.0459%	0.0200%	0.1959%	N/A
Destination Retirement 2010 Fund	0.1696%	0.1696%	0.0696%	0.0196%	0.2196%	N/A
Destination Retirement 2020 Fund	0.1758%	0.1758%	0.0758%	0.0258%	0.2258%	N/A
Destination Retirement 2030 Fund	0.1733%	0.1733%	0.0733%	0.0233%	0.2233%	N/A
Destination Retirement 2040 Fund	0.1616%	0.1616%	0.0616%	0.0116%	0.2116%	N/A
Destination Retirement 2050 Fund	0.1600%	0.1600%	0.0600%	0.0100%	0.2100%	N/A

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund, if available; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund, if available; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary

Notes to Financial Statements (Unaudited) (Continued)

of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Indirect Expenses

The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund incur fees and expenses indirectly as shareholders in the underlying funds. For the period ended June 30, 2009, these expenses were as follows, based upon each Fund's average daily net assets:

Indirect Operating Expenses
Destination Retirement Income Fund	0.69%
Destination Retirement 2010 Fund	0.75%
Destination Retirement 2020 Fund	0.80%
Destination Retirement 2030 Fund	0.84%
Destination Retirement 2040 Fund	0.85%
Destination Retirement 2050 Fund	0.86%

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), based upon each Fund's average daily net assets, as follows:

	Class A	Class L	Class Y	Class S	Class N
Core Opportunities Fund*	1.35%	1.10%	0.95%	0.90%	1.65%
Blue Chip Growth Fund**#	1.19%	0.98%	0.82%	0.76%	1.51%
Mid-Cap Value Fund*	1.38%	1.13%	0.98%	0.88%	1.68%
Small Cap Value Equity Fund*	1.40%	1.15%	1.00%	0.95%	1.70%
Diversified International Fund**	1.42%	1.17%	1.09%	0.99%	1.72%
Destination Retirement 2050 Fund** #	0.50%	0.25%	0.15%	0.10%	0.80%

*Expense cap in effect through March 31, 2009.

**Expense cap in effect through March 31, 2010.

#Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

MassMutual has agreed to voluntarily waive, through March 31, 2010, 0.20% of the administrative and shareholder service fee for Classes A, L and N of the Indexed Equity Fund and 0.10% of the administrative and shareholder service fee for Classes A, L and N of the Overseas Fund, based upon the average daily net assets of the applicable class of shares of the Funds.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2009, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Strategic Balanced Fund	$5,784
Fundamental Value Fund	22,447
Core Opportunities Fund	1,431

Notes to Financial Statements (Unaudited) (Continued)

Rebated Commissions
Blue Chip Growth Fund	$5,747
Large Cap Growth Fund	2,677
Aggressive Growth Fund	6,739
Mid-Cap Value Fund	40,680
Small Cap Value Equity Fund	20,586
Small Company Value Fund	22,479
Mid Cap Growth Equity Fund	19,048
Mid Cap Growth Equity II Fund	4,695
Small Cap Growth Equity Fund	45,596
Small Company Growth Fund	9,725
Emerging Growth Fund	3,200
Diversified International Fund	273

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds' shares by affiliated parties at June 30, 2009:

Total % Ownership by Related Party
Strategic Bond Fund	84.0%
Strategic Balanced Fund	91.5%
Diversified Value Fund	75.9%
Fundamental Value Fund	93.2%
Value Equity Fund	98.3%
Large Cap Value Fund	87.7%
Indexed Equity Fund	77.6%
Core Opportunities Fund	79.7%
Blue Chip Growth Fund	96.9%
Large Cap Growth Fund	99.4%
Aggressive Growth Fund	92.6%
NASDAQ-100 Fund	93.4%
Focused Value Fund	89.0%
Mid-Cap Value Fund	92.1%
Small Cap Value Equity Fund	80.1%
Small Company Value Fund	84.9%
Mid Cap Growth Equity Fund	98.0%
Mid Cap Growth Equity II Fund	81.7%
Small Cap Growth Equity Fund	91.5%
Small Company Growth Fund	91.2%
Emerging Growth Fund	98.2%
Diversified International Fund	82.4%
Overseas Fund	94.9%
Destination Retirement Income Fund	64.2%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Destination Retirement 2010 Fund	68.3%
Destination Retirement 2020 Fund	75.6%
Destination Retirement 2030 Fund	76.8%
Destination Retirement 2040 Fund	76.1%
Destination Retirement 2050 Fund	84.5%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Strategic Bond Fund	$26,645,132	$13,204,486	$37,787,416	$17,416,811
Strategic Balanced Fund	8,596,213	25,121,194	9,821,764	36,983,610
Diversified Value Fund	-	123,190,774	-	117,413,097
Fundamental Value Fund	-	253,191,551	-	222,710,174
Value Equity Fund	-	33,893,464	-	45,180,320
Large Cap Value Fund	-	52,999,455	-	106,071,364
Indexed Equity Fund	-	59,245,933	-	52,104,018
Core Opportunities Fund	-	13,571,221	-	12,719,611
Blue Chip Growth Fund	-	135,242,831	-	139,939,429
Large Cap Growth Fund	-	57,502,195	-	11,210,297
Aggressive Growth Fund	-	54,246,522	-	70,368,708
NASDAQ-100 Fund	-	5,903,238	-	3,058,879
Focused Value Fund	-	87,673,928	-	102,369,804
Mid-Cap Value Fund	-	52,175,146	-	55,459,069
Small Cap Value Equity Fund	-	39,846,847	-	41,143,790
Small Company Value Fund	-	58,766,076	-	61,109,411
Mid Cap Growth Equity Fund	-	56,278,278	-	64,594,516
Mid Cap Growth Equity II Fund	-	455,407,185	-	460,216,888
Small Cap Growth Equity Fund	-	186,537,632	-	197,468,728
Small Company Growth Fund	-	38,827,395	-	42,118,016
Emerging Growth Fund	-	25,840,530	-	33,301,354
Diversified International Fund	-	46,932,075	-	37,959,039
Overseas Fund	-	200,118,490	-	236,760,301
Destination Retirement Income Fund	-	33,181,583	-	105,957,488
Destination Retirement 2010 Fund	-	29,220,172	-	65,963,194
Destination Retirement 2020 Fund	-	70,115,106	-	124,198,464
Destination Retirement 2030 Fund	-	65,767,613	-	99,269,193
Destination Retirement 2040 Fund	-	38,543,100	-	50,890,433
Destination Retirement 2050 Fund	-	5,461,027	-	2,898,558

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class A
Sold	582,443	$4,980,418	1,848,488	$18,343,192
Issued as reinvestment of dividends	-	-	695,185	5,717,389
Redeemed	(1,958,050)	(16,754,260)	(2,667,266)	(25,105,470)
Net increase (decrease)	(1,375,607)	$(11,773,842)	(123,593)	$(1,044,889)
Strategic Bond Fund Class L
Sold	1,217,007	$10,717,762	840,663	$8,345,484
Issued as reinvestment of dividends	-	-	219,825	1,812,711
Redeemed	(1,078,831)	(9,004,898)	(1,528,471)	(14,682,759)
Net increase (decrease)	138,176	$1,712,864	(467,983)	$(4,524,564)
Strategic Bond Fund Class Y
Sold	236,340	$2,008,104	1,164,779	$11,714,598
Issued as reinvestment of dividends	-	-	682,590	5,639,498
Redeemed	(2,412,601)	(20,337,760)	(9,270,666)	(90,569,753)
Net increase (decrease)	(2,176,261)	$(18,329,656)	(7,423,297)	$(73,215,657)
Strategic Bond Fund Class S
Sold	2,630,124	$22,395,493	2,810,465	$27,635,205
Issued as reinvestment of dividends	-	-	567,954	4,689,753
Redeemed	(1,746,552)	(15,110,861)	(7,429,367)	(74,550,197)
Net increase (decrease)	883,572	$7,284,632	(4,050,948)	$(42,225,239)
Strategic Bond Fund Class N
Sold	8,877	$75,571	24,150	$234,601
Issued as reinvestment of dividends	-	-	7,039	57,793
Redeemed	(21,011)	(175,989)	(297,934)	(2,963,991)
Net increase (decrease)	(12,134)	$(100,418)	(266,745)	$(2,671,597)
Strategic Balanced Fund Class A
Sold	99,895	$739,707	196,199	$1,936,848
Issued as reinvestment of dividends	-	-	119,112	893,030
Redeemed	(713,694)	(5,337,228)	(1,033,832)	(10,225,989)
Net increase (decrease)	(613,799)	$(4,597,521)	(718,521)	$(7,396,111)
Strategic Balanced Fund Class L
Sold	202,920	$1,510,412	476,991	$4,658,395
Issued as reinvestment of dividends	-	-	390,665	2,924,582
Redeemed	(1,610,215)	(11,847,325)	(2,506,335)	(24,678,045)
Net increase (decrease)	(1,407,295)	$(10,336,913)	(1,638,679)	$(17,095,068)
Strategic Balanced Fund Class Y
Sold	121,488	$894,838	419,148	$4,214,843
Issued as reinvestment of dividends	-	-	274,429	2,054,063
Redeemed	(729,688)	(5,384,809)	(4,083,845)	(41,153,576)
Net increase (decrease)	(608,200)	$(4,489,971)	(3,390,268)	$(34,884,670)
Strategic Balanced Fund Class S
Sold	535,701	$3,944,056	667,435	$6,293,413
Issued as reinvestment of dividends	-	-	104,947	778,417
Redeemed	(178,783)	(1,319,618)	(1,947,504)	(20,115,115)
Net increase (decrease)	356,918	$2,624,438	(1,175,122)	$(13,043,285)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Strategic Balanced Fund Class N
Sold	1,590	$12,330	3,295	$33,492
Issued as reinvestment of dividends	-	-	2,873	21,476
Redeemed	(2,125)	(15,773)	(31,971)	(341,280)
Net increase (decrease)	(535)	$(3,443)	(25,803)	$(286,312)
Diversified Value Fund Class A
Sold	667,782	$4,135,276	1,794,442	$18,276,346
Issued as reinvestment of dividends	-	-	282,626	1,945,673
Redeemed	(1,635,659)	(10,067,443)	(3,335,356)	(31,607,677)
Net increase (decrease)	(967,877)	$(5,932,167)	(1,258,288)	$(11,385,658)
Diversified Value Fund Class L
Sold	1,394,015	$8,318,080	1,789,391	$17,519,967
Issued as reinvestment of dividends	-	-	264,185	1,816,864
Redeemed	(2,371,207)	(15,519,431)	(2,741,409)	(26,325,189)
Net increase (decrease)	(977,192)	$(7,201,351)	(687,833)	$(6,988,358)
Diversified Value Fund Class Y
Sold	580,031	$3,630,319	1,628,685	$15,404,570
Issued as reinvestment of dividends	-	-	335,384	2,299,056
Redeemed	(3,256,992)	(20,682,758)	(5,018,261)	(49,244,456)
Net increase (decrease)	(2,676,961)	$(17,052,439)	(3,054,192)	$(31,540,830)
Diversified Value Fund Class S
Sold	7,165,220	$44,885,217	3,091,014	$29,088,483
Issued as reinvestment of dividends	-	-	993,920	6,814,120
Redeemed	(3,204,613)	(20,056,232)	(7,848,435)	(78,447,160)
Net increase (decrease)	3,960,607	$24,828,985	(3,763,501)	$(42,544,557)
Diversified Value Fund Class N
Sold	6,761	$41,112	16,514	$160,933
Issued as reinvestment of dividends	-	-	2,327	16,098
Redeemed	(12,643)	(80,051)	(135,114)	(1,493,499)
Net increase (decrease)	(5,882)	$(38,939)	(116,273)	$(1,316,468)
Fundamental Value Fund Class A
Sold	2,050,486	$14,408,980	3,691,171	$37,104,972
Issued as reinvestment of dividends	-	-	778,538	6,525,366
Redeemed	(1,826,682)	(12,863,253)	(4,953,894)	(50,282,600)
Net increase (decrease)	223,804	$1,545,727	(484,185)	$(6,652,262)
Fundamental Value Fund Class L
Sold	2,720,809	$19,267,069	4,816,052	$49,628,050
Issued as reinvestment of dividends	-	-	708,718	5,973,453
Redeemed	(2,770,890)	(20,747,011)	(9,136,602)	(91,357,859)
Net increase (decrease)	(50,081)	$(1,479,942)	(3,611,832)	$(35,756,356)
Fundamental Value Fund Class Y
Sold	4,152,397	$30,954,993	3,415,004	$32,644,865
Issued as reinvestment of dividends	-	-	439,258	3,581,910
Redeemed	(4,348,197)	(30,056,411)	(3,094,954)	(33,278,684)
Net increase (decrease)	(195,800)	$898,582	759,308	$2,948,091

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Fundamental Value Fund Class S
Sold	7,247,072	$50,196,180	8,579,081	$79,521,407
Issued as reinvestment of dividends	-	-	1,740,575	14,471,005
Redeemed	(4,219,261)	(29,594,246)	(10,157,288)	(102,760,288)
Net increase (decrease)	3,027,811	$20,601,934	162,368	$(8,767,876)
Fundamental Value Fund Class N
Sold	23,599	$165,215	65,658	$577,371
Issued as reinvestment of dividends	-	-	8,090	66,995
Redeemed	(45,932)	(328,957)	(36,140)	(381,316)
Net increase (decrease)	(22,333)	$(163,742)	37,608	$263,050
Value Equity Fund Class A
Sold	150,095	$682,287	226,045	$1,640,233
Issued as reinvestment of dividends	-	-	57,030	350,156
Redeemed	(136,381)	(702,138)	(621,831)	(4,878,537)
Net increase (decrease)	13,714	$(19,851)	(338,756)	$(2,888,148)
Value Equity Fund Class L
Sold	57,683	$267,444	566,457	$3,911,372
Issued as reinvestment of dividends	-	-	44,795	274,719
Redeemed	(1,074,430)	(5,962,511)	(602,138)	(4,147,858)
Net increase (decrease)	(1,016,747)	$(5,695,067)	9,114	$38,233
Value Equity Fund Class Y
Sold	39,736	$197,785	173,393	$1,237,746
Issued as reinvestment of dividends	-	-	13,354	79,958
Redeemed	(68,569)	(331,515)	(136,350)	(1,033,820)
Net increase (decrease)	(28,833)	$(133,730)	50,397	$283,884
Value Equity Fund Class S
Sold	580,450	$3,045,779	355,759	$2,675,204
Issued as reinvestment of dividends	-	-	186,267	1,121,992
Redeemed	(2,034,362)	(10,239,121)	(1,019,690)	(7,842,529)
Net increase (decrease)	(1,453,912)	$(7,193,342)	(477,664)	$(4,045,333)
Value Equity Fund Class N
Sold	60	$291	237	$1,725
Issued as reinvestment of dividends	-	-	33	204
Redeemed	(36)	(180)	(331)	(2,388)
Net increase (decrease)	24	$111	(61)	$(459)
Large Cap Value Fund Class A
Sold	1,046,533	$7,100,140	2,981,167	$30,340,768
Issued as reinvestment of dividends	-	-	982,865	7,957,869
Redeemed	(3,098,778)	(20,979,475)	(7,756,066)	(82,154,691)
Net increase (decrease)	(2,052,245)	$(13,879,335)	(3,792,034)	$(43,856,054)
Large Cap Value Fund Class L
Sold	1,056,281	$7,257,869	3,644,192	$38,689,783
Issued as reinvestment of dividends	-	-	700,225	5,620,703
Redeemed	(4,324,092)	(28,956,692)	(6,159,656)	(63,773,304)
Net increase (decrease)	(3,267,811)	$(21,698,823)	(1,815,239)	$(19,462,818)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Large Cap Value Fund Class Y
Sold	663,741	$4,662,895	1,316,001	$14,425,707
Issued as reinvestment of dividends	-	-	358,429	2,886,249
Redeemed	(939,306)	(5,876,283)	(4,013,232)	(45,278,897)
Net increase (decrease)	(275,565)	$(1,213,388)	(2,338,802)	$(27,966,941)
Large Cap Value Fund Class S
Sold	2,665,742	$18,055,037	6,906,748	$73,700,712
Issued as reinvestment of dividends	-	-	2,038,761	16,380,780
Redeemed	(8,202,201)	(57,360,304)	(15,001,480)	(157,044,634)
Net increase (decrease)	(5,536,459)	$(39,305,267)	(6,055,971)	$(66,963,142)
Large Cap Value Fund Class N
Sold	17,128	$113,972	46,501	$506,244
Issued as reinvestment of dividends	-	-	2,734	21,877
Redeemed	(6,841)	(44,311)	(15,234)	(158,118)
Net increase (decrease)	10,287	$69,661	34,001	$370,003
Indexed Equity Fund Class A
Sold	2,756,138	$21,772,054	4,042,809	$44,647,373
Issued as reinvestment of dividends	-	-	600,941	5,129,507
Redeemed	(2,104,425)	(15,822,490)	(5,382,775)	(63,413,115)
Net increase (decrease)	651,713	$5,949,564	(739,025)	$(13,636,235)
Indexed Equity Fund Class L
Sold	1,884,537	$14,617,668	3,826,882	$43,399,566
Issued as reinvestment of dividends	-	-	739,807	6,319,938
Redeemed	(2,301,918)	(16,803,722)	(6,217,510)	(67,871,725)
Net increase (decrease)	(417,381)	$(2,186,054)	(1,650,821)	$(18,152,221)
Indexed Equity Fund Class Y
Sold	2,983,008	$22,803,388	8,505,395	$99,284,652
Issued as reinvestment of dividends	-	-	892,544	7,618,246
Redeemed	(4,363,543)	(34,592,004)	(10,749,629)	(127,091,944)
Net increase (decrease)	(1,380,535)	$(11,788,616)	(1,351,690)	$(20,189,046)
Indexed Equity Fund Class S
Sold	3,739,851	$28,720,258	5,913,485	$67,637,315
Issued as reinvestment of dividends	-	-	1,312,852	11,360,671
Redeemed	(6,168,124)	(48,528,909)	(14,972,618)	(175,586,926)
Net increase (decrease)	(2,428,273)	$(19,808,651)	(7,746,281)	$(96,588,940)
Indexed Equity Fund Class N
Sold	76,551	$575,023	41,319	$448,627
Issued as reinvestment of dividends	-	-	6,940	59,584
Redeemed	(83,805)	(680,081)	(125,292)	(1,505,805)
Net increase (decrease)	(7,254)	$(105,058)	(77,033)	$(997,594)
Indexed Equity Fund Class Z
Sold	9,484,814	$74,267,477	16,742,598	$192,400,473
Issued as reinvestment of dividends	-	-	1,572,682	13,441,407
Redeemed	(8,224,761)	(66,034,136)	(9,437,671)	(105,603,760)
Net increase (decrease)	1,260,053	$8,233,341	8,877,609	$100,238,120

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Core Opportunities Fund Class A
Sold	295,220	$1,829,804	982,178	$8,886,611
Issued as reinvestment of dividends	-	-	71,784	597,644
Redeemed	(424,314)	(2,566,983)	(716,764)	(6,808,513)
Net increase (decrease)	(129,094)	$(737,179)	337,198	$2,675,742
Core Opportunities Fund Class L
Sold	81,062	$528,475	254,348	$2,467,592
Issued as reinvestment of dividends	-	-	30,200	247,194
Redeemed	(36,820)	(220,512)	(125,164)	(1,199,772)
Net increase (decrease)	44,242	$307,963	159,384	$1,515,014
Core Opportunities Fund Class Y
Sold	11,841	$73,394	238,450	$2,474,309
Issued as reinvestment of dividends	-	-	24,897	201,277
Redeemed	(6,657)	(40,198)	(182,200)	(1,889,279)
Net increase (decrease)	5,184	$33,196	81,147	$786,307
Core Opportunities Fund Class S
Sold	42,084	$271,467	176,755	$1,737,963
Issued as reinvestment of dividends	-	-	5,894	48,114
Redeemed	(21,378)	(135,162)	(994,916)	(7,491,868)
Net increase (decrease)	20,706	$136,305	(812,267)	$(5,705,791)
Core Opportunities Fund Class N
Sold	968	$5,997	26,280	$258,932
Issued as reinvestment of dividends	-	-	191	1,863
Redeemed	(354)	(2,199)	(24,396)	(237,785)
Net increase (decrease)	614	$3,798	2,075	$23,010
Blue Chip Growth Fund Class A
Sold	825,200	$5,436,758	1,914,144	$16,891,580
Issued as reinvestment of dividends	-	-	1,143	10,978
Redeemed	(928,759)	(5,825,775)	(3,125,455)	(28,587,762)
Net increase (decrease)	(103,559)	$(389,017)	(1,210,168)	$(11,685,204)
Blue Chip Growth Fund Class L
Sold	2,934,704	$19,548,540	7,406,515	$70,636,971
Issued as reinvestment of dividends	-	-	5,592	54,411
Redeemed	(4,202,056)	(28,561,647)	(13,610,957)	(122,490,127)
Net increase (decrease)	(1,267,352)	$(9,013,107)	(6,198,850)	$(51,798,745)
Blue Chip Growth Fund Class Y
Sold	1,756,792	$12,791,937	2,921,475	$24,328,314
Issued as reinvestment of dividends	-	-	5,964	39,475
Redeemed	(582,843)	(3,609,851)	(3,655,227)	(35,450,500)
Net increase (decrease)	1,173,949	$9,182,086	(727,788)	$(11,082,711)
Blue Chip Growth Fund Class S
Sold	2,240,380	$15,162,094	9,569,244	$77,849,593
Issued as reinvestment of dividends	-	-	44,026	288,029
Redeemed	(2,992,640)	(19,693,989)	(8,226,692)	(72,169,903)
Net increase (decrease)	(752,260)	$(4,531,895)	1,386,578	$5,967,719

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class N
Sold	8,234	$51,387	18,211	$156,268
Issued as reinvestment of dividends	-	-	30	282
Redeemed	(11,883)	(80,589)	(210,173)	(1,672,228)
Net increase (decrease)	(3,649)	$(29,202)	(191,932)	$(1,515,678)
Large Cap Growth Fund Class A
Sold	87,170	$522,577	140,537	$1,191,977
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(159,662)	(950,229)	(235,984)	(1,999,428)
Net increase (decrease)	(72,492)	$(427,652)	(95,447)	$(807,451)
Large Cap Growth Fund Class L
Sold	562,782	$3,864,286	55,653	$474,801
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,503)	(45,857)	(177,978)	(1,358,793)
Net increase (decrease)	555,279	$3,818,429	(122,325)	$(883,992)
Large Cap Growth Fund Class Y
Sold	124,972	$740,751	130,013	$948,382
Issued as reinvestment of dividends	-	-	6,263	38,202
Redeemed	(10,842)	(68,845)	(4,614)	(41,222)
Net increase (decrease)	114,130	$671,906	131,662	$945,362
Large Cap Growth Fund Class S
Sold	6,859,806	$45,287,024	384,220	$3,244,013
Issued as reinvestment of dividends	-	-	7,090	43,460
Redeemed	(1,252,979)	(7,789,437)	(938,106)	(8,046,626)
Net increase (decrease)	5,606,827	$37,497,587	(546,796)	$(4,759,153)
Aggressive Growth Fund Class A
Sold	1,501,361	$6,066,317	1,240,439	$6,829,473
Issued as reinvestment of dividends	-	-	719,117	2,380,276
Redeemed	(2,132,176)	(7,952,930)	(7,280,877)	(44,350,224)
Net increase (decrease)	(630,815)	$(1,886,613)	(5,321,321)	$(35,140,475)
Aggressive Growth Fund Class L
Sold	1,871,380	$7,498,263	4,307,467	$24,343,585
Issued as reinvestment of dividends	-	-	926,875	3,142,109
Redeemed	(5,115,141)	(22,019,896)	(7,110,913)	(42,682,871)
Net increase (decrease)	(3,243,761)	$(14,521,633)	(1,876,571)	$(15,197,177)
Aggressive Growth Fund Class Y
Sold	2,740,441	$12,384,627	588,317	$3,416,296
Issued as reinvestment of dividends	-	-	252,348	865,552
Redeemed	(3,328,406)	(14,644,696)	(2,946,177)	(18,572,142)
Net increase (decrease)	(587,965)	$(2,260,069)	(2,105,512)	$(14,290,294)
Aggressive Growth Fund Class S
Sold	6,101,555	$24,995,581	4,911,608	$28,389,677
Issued as reinvestment of dividends	-	-	1,632,654	5,648,981
Redeemed	(6,538,989)	(25,758,880)	(14,936,725)	(93,661,743)
Net increase (decrease)	(437,434)	$(763,299)	(8,392,463)	$(59,623,085)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Aggressive Growth Fund Class N
Sold	2,057	$6,916	6,084	$31,240
Issued as reinvestment of dividends	-	-	1,375	4,428
Redeemed	(8,850)	(34,891)	(118,753)	(758,504)
Net increase (decrease)	(6,793)	$(27,975)	(111,294)	$(722,836)
NASDAQ-100 Fund Class A
Sold	1,030,473	$3,218,234	1,242,732	$5,325,410
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(936,539)	(2,951,004)	(1,387,694)	(5,968,720)
Net increase (decrease)	93,934	$267,230	(144,962)	$(643,310)
NASDAQ-100 Fund Class L
Sold	391,462	$1,299,050	369,180	$1,580,251
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(117,667)	(358,289)	(898,904)	(3,896,880)
Net increase (decrease)	273,795	$940,761	(529,724)	$(2,316,629)
NASDAQ-100 Fund Class Y
Sold	132,146	$444,384	242,704	$1,069,726
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(146,506)	(425,219)	(211,898)	(903,936)
Net increase (decrease)	(14,360)	$19,165	30,806	$165,790
NASDAQ-100 Fund Class S
Sold	1,825,487	$6,054,565	1,871,479	$8,016,297
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,538,717)	(4,964,415)	(2,434,164)	(10,643,395)
Net increase (decrease)	286,770	$1,090,150	(562,685)	$(2,627,098)
NASDAQ-100 Fund Class N
Sold	107,549	$321,137	296	$1,286
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(65,528)	(190,199)	(56,700)	(269,582)
Net increase (decrease)	42,021	$130,938	(56,404)	$(268,296)
Focused Value Fund Class A
Sold	1,183,510	$11,280,611	1,261,296	$15,309,071
Issued as reinvestment of dividends	-	-	691,468	8,238,025
Redeemed	(1,725,834)	(14,624,682)	(3,506,605)	(46,232,632)
Net increase (decrease)	(542,324)	$(3,344,071)	(1,553,841)	$(22,685,536)
Focused Value Fund Class L
Sold	1,126,716	$10,254,660	1,614,174	$20,787,585
Issued as reinvestment of dividends	-	-	511,188	6,114,624
Redeemed	(1,622,424)	(15,217,886)	(3,956,883)	(49,339,463)
Net increase (decrease)	(495,708)	$(4,963,226)	(1,831,521)	$(22,437,254)
Focused Value Fund Class Y
Sold	981,033	$9,325,016	948,344	$12,120,740
Issued as reinvestment of dividends	-	-	399,130	4,780,651
Redeemed	(2,274,598)	(20,456,382)	(2,956,968)	(39,144,651)
Net increase (decrease)	(1,293,565)	$(11,131,366)	(1,609,494)	$(22,243,260)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Focused Value Fund Class S
Sold	4,122,906	$39,467,918	1,835,950	$24,195,058
Issued as reinvestment of dividends	-	-	1,026,885	12,311,482
Redeemed	(2,736,800)	(25,194,359)	(7,949,000)	(108,150,810)
Net increase (decrease)	1,386,106	$14,273,559	(5,086,165)	$(71,644,270)
Focused Value Fund Class N
Sold	29,355	$270,520	47,552	$525,551
Issued as reinvestment of dividends	-	-	9,387	111,227
Redeemed	(14,206)	(116,479)	(50,046)	(527,433)
Net increase (decrease)	15,149	$154,041	6,893	$109,345
Mid-Cap Value Fund Class A
Sold	85,652	$517,577	264,422	$2,201,698
Issued as reinvestment of dividends	-	-	9,506	61,896
Redeemed	(138,990)	(865,122)	(558,878)	(4,468,001)
Net increase (decrease)	(53,338)	$(347,545)	(284,950)	$(2,204,407)
Mid-Cap Value Fund Class L
Sold	522,637	$3,173,758	1,731,943	$14,178,131
Issued as reinvestment of dividends	-	-	88,858	572,662
Redeemed	(962,980)	(5,718,352)	(4,378,717)	(37,872,189)
Net increase (decrease)	(440,343)	$(2,544,594)	(2,557,916)	$(23,121,396)
Mid-Cap Value Fund Class Y
Sold	93,995	$556,517	369,224	$3,191,656
Issued as reinvestment of dividends	-	-	6,697	42,632
Redeemed	(325,771)	(1,791,617)	(157,198)	(1,353,644)
Net increase (decrease)	(231,776)	$(1,235,100)	218,723	$1,880,644
Mid-Cap Value Fund Class S
Sold	1,589,982	$9,538,432	2,292,908	$19,244,466
Issued as reinvestment of dividends	-	-	204,239	1,311,402
Redeemed	(2,063,571)	(12,653,172)	(5,670,747)	(45,168,870)
Net increase (decrease)	(473,589)	$(3,114,740)	(3,173,600)	$(24,613,002)
Mid-Cap Value Fund Class N
Sold	396	$2,379	1,098	$9,187
Issued as reinvestment of dividends	-	-	58	378
Redeemed	(237)	(1,438)	(232)	(1,787)
Net increase (decrease)	159	$941	924	$7,778
Small Cap Value Equity Fund Class A
Sold	194,657	$1,064,527	523,502	$4,258,034
Issued as reinvestment of dividends	-	-	18,804	111,541
Redeemed	(367,566)	(1,961,580)	(933,652)	(7,652,953)
Net increase (decrease)	(172,909)	$(897,053)	(391,346)	$(3,283,378)
Small Cap Value Equity Fund Class L
Sold	394,271	$2,028,396	1,735,130	$12,993,104
Issued as reinvestment of dividends	-	-	77,139	454,834
Redeemed	(805,547)	(4,315,872)	(2,278,617)	(19,268,805)
Net increase (decrease)	(411,276)	$(2,287,476)	(466,348)	$(5,820,867)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class Y
Sold	73,124	$402,234	201,006	$1,548,686
Issued as reinvestment of dividends	-	-	15,440	91,162
Redeemed	(128,234)	(690,564)	(452,866)	(3,772,665)
Net increase (decrease)	(55,110)	$(288,330)	(236,420)	$(2,132,817)
Small Cap Value Equity Fund Class S
Sold	1,197,925	$6,304,255	2,518,920	$19,946,170
Issued as reinvestment of dividends	-	-	203,888	1,200,478
Redeemed	(1,643,939)	(8,798,952)	(3,235,126)	(26,024,617)
Net increase (decrease)	(446,014)	$(2,494,697)	(512,318)	$(4,877,969)
Small Cap Value Equity Fund Class N
Sold	4,959	$26,513	15,643	$130,406
Issued as reinvestment of dividends	-	-	315	1,889
Redeemed	(1,040)	(5,580)	(14,396)	(121,795)
Net increase (decrease)	3,919	$20,933	1,562	$10,500
Small Company Value Fund Class A
Sold	710,845	$5,633,238	1,594,897	$18,368,073
Issued as reinvestment of dividends	-	-	428,403	3,793,183
Redeemed	(1,486,193)	(11,707,012)	(2,791,365)	(32,500,800)
Net increase (decrease)	(775,348)	$(6,073,774)	(768,065)	$(10,339,544)
Small Company Value Fund Class L
Sold	927,099	$7,383,276	1,780,385	$21,245,355
Issued as reinvestment of dividends	-	-	244,832	2,233,092
Redeemed	(1,123,609)	(9,441,066)	(4,957,307)	(59,444,124)
Net increase (decrease)	(196,510)	$(2,057,790)	(2,932,090)	$(35,965,677)
Small Company Value Fund Class Y
Sold	1,168,876	$9,959,978	3,342,776	$40,843,575
Issued as reinvestment of dividends	-	-	376,652	3,382,944
Redeemed	(2,205,730)	(17,409,980)	(3,303,668)	(39,824,564)
Net increase (decrease)	(1,036,854)	$(7,450,002)	415,760	$4,401,955
Small Company Value Fund Class S
Sold	2,473,698	$19,316,582	6,092,036	$71,182,689
Issued as reinvestment of dividends	-	-	935,423	8,484,437
Redeemed	(2,341,217)	(18,827,161)	(4,772,718)	(54,605,664)
Net increase (decrease)	132,481	$489,421	2,254,741	$25,061,462
Small Company Value Fund Class N
Sold	53,916	$416,577	25,529	$286,947
Issued as reinvestment of dividends	-	-	5,943	50,951
Redeemed	(34,664)	(290,380)	(33,733)	(391,119)
Net increase (decrease)	19,252	$126,197	(2,261)	$(53,221)
Mid Cap Growth Equity Fund Class A
Sold	107,366	$644,880	290,805	$2,659,168
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(213,082)	(1,229,565)	(892,990)	(8,687,539)
Net increase (decrease)	(105,716)	$(584,685)	(602,185)	$(6,028,371)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Mid Cap Growth Equity Fund Class L
Sold	244,575	$1,485,095	892,615	$7,810,705
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(442,842)	(2,660,204)	(1,496,484)	(13,995,750)
Net increase (decrease)	(198,267)	$(1,175,109)	(603,869)	$(6,185,045)
Mid Cap Growth Equity Fund Class Y
Sold	52,726	$324,283	104,165	$935,445
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(36,144)	(220,548)	(76,829)	(718,190)
Net increase (decrease)	16,582	$103,735	27,336	$217,255
Mid Cap Growth Equity Fund Class S
Sold	505,397	$3,134,340	2,796,083	$26,677,826
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,816,831)	(11,121,097)	(3,484,232)	(32,676,550)
Net increase (decrease)	(1,311,434)	$(7,986,757)	(688,149)	$(5,998,724)
Mid Cap Growth Equity Fund Class N
Sold	903	$5,266	1,744	$15,501
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,495)	(15,573)	(479)	(4,042)
Net increase (decrease)	(1,592)	$(10,307)	1,265	$11,459
Mid Cap Growth Equity II Fund Class A
Sold	2,658,814	$23,323,369	3,396,521	$41,021,640
Issued as reinvestment of dividends	-	-	1,585,005	15,214,206
Redeemed	(2,256,918)	(18,230,455)	(5,986,702)	(74,776,139)
Net increase (decrease)	401,896	$5,092,914	(1,005,176)	$(18,540,293)
Mid Cap Growth Equity II Fund Class L
Sold	4,519,630	$39,642,290	3,924,987	$46,911,365
Issued as reinvestment of dividends	-	-	1,973,719	19,426,586
Redeemed	(4,746,248)	(39,051,259)	(11,273,257)	(134,494,241)
Net increase (decrease)	(226,618)	$591,031	(5,374,551)	$(68,156,290)
Mid Cap Growth Equity II Fund Class Y
Sold	2,553,869	$23,668,163	2,041,869	$25,473,220
Issued as reinvestment of dividends	-	-	746,013	7,407,748
Redeemed	(2,566,036)	(21,242,837)	(5,369,324)	(72,383,857)
Net increase (decrease)	(12,167)	$2,425,326	(2,581,442)	$(39,502,889)
Mid Cap Growth Equity II Fund Class S
Sold	5,709,646	$50,035,394	6,364,612	$84,295,343
Issued as reinvestment of dividends	-	-	1,567,598	15,732,764
Redeemed	(2,992,327)	(25,660,209)	(7,903,084)	(98,727,995)
Net increase (decrease)	2,717,319	$24,375,185	29,126	$1,300,112
Mid Cap Growth Equity II Fund Class N
Sold	50,439	$403,037	38,086	$451,808
Issued as reinvestment of dividends	-	-	9,244	86,301
Redeemed	(35,758)	(318,621)	(166,410)	(2,196,005)
Net increase (decrease)	14,681	$84,416	(119,080)	$(1,657,896)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class A
Sold	448,959	$4,266,840	934,015	$12,221,736
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(735,599)	(6,607,123)	(1,690,098)	(22,562,742)
Net increase (decrease)	(286,640)	$(2,340,283)	(756,083)	$(10,341,006)
Small Cap Growth Equity Fund Class L
Sold	739,616	$6,904,700	1,561,976	$21,060,602
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,794,012)	(17,119,679)	(2,231,538)	(28,955,352)
Net increase (decrease)	(1,054,396)	$(10,214,979)	(669,562)	$(7,894,750)
Small Cap Growth Equity Fund Class Y
Sold	638,957	$6,301,067	1,344,389	$17,927,692
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,407,502)	(13,460,663)	(1,725,575)	(23,832,346)
Net increase (decrease)	(768,545)	$(7,159,596)	(381,186)	$(5,904,654)
Small Cap Growth Equity Fund Class S
Sold	2,752,467	$26,972,430	3,420,831	$48,645,250
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,543,695)	(14,737,708)	(6,108,361)	(83,404,242)
Net increase (decrease)	1,208,772	$12,234,722	(2,687,530)	$(34,758,992)
Small Cap Growth Equity Fund Class N
Sold	7,679	$72,313	8,744	$110,096
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,137)	(10,188)	(45,212)	(659,435)
Net increase (decrease)	6,542	$62,125	(36,468)	$(549,339)
Small Company Growth Fund Class A
Sold	143,362	$746,293	495,037	$3,637,934
Issued as reinvestment of dividends	-	-	28,176	239,793
Redeemed	(482,196)	(2,442,661)	(3,175,159)	(26,518,975)
Net increase (decrease)	(338,834)	$(1,696,368)	(2,651,946)	$(22,641,248)
Small Company Growth Fund Class L
Sold	737,267	$3,796,134	391,956	$3,144,734
Issued as reinvestment of dividends	-	-	18,153	157,562
Redeemed	(993,594)	(5,648,831)	(2,530,094)	(21,559,866)
Net increase (decrease)	(256,327)	$(1,852,697)	(2,119,985)	$(18,257,570)
Small Company Growth Fund Class Y
Sold	667,675	$3,961,510	1,136,416	$9,840,691
Issued as reinvestment of dividends	-	-	5,130	44,988
Redeemed	(276,941)	(1,572,765)	(350,567)	(2,905,866)
Net increase (decrease)	390,734	$2,388,745	790,979	$6,979,813
Small Company Growth Fund Class S
Sold	640,078	$3,409,341	1,418,513	$9,837,107
Issued as reinvestment of dividends	-	-	23,270	204,782
Redeemed	(1,022,353)	(5,480,218)	(2,603,036)	(21,017,118)
Net increase (decrease)	(382,275)	$(2,070,877)	(1,161,253)	$(10,975,229)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Small Company Growth Fund Class N
Sold	2,345	$11,586	17,199	$138,682
Issued as reinvestment of dividends	-	-	237	1,981
Redeemed	(9,188)	(48,476)	(29,510)	(176,290)
Net increase (decrease)	(6,843)	$(36,890)	(12,074)	$(35,627)
Emerging Growth Fund Class A
Sold	111,526	$425,964	453,144	$2,740,033
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(248,317)	(945,314)	(1,062,350)	(5,867,104)
Net increase (decrease)	(136,791)	$(519,350)	(609,206)	$(3,127,071)
Emerging Growth Fund Class L
Sold	751,092	$2,962,060	1,064,729	$6,277,810
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,104,846)	(4,367,812)	(2,558,418)	(16,209,372)
Net increase (decrease)	(353,754)	$(1,405,752)	(1,493,689)	$(9,931,562)
Emerging Growth Fund Class Y
Sold	18,143	$73,423	27,315	$176,248
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(27,704)	(109,820)	(103,740)	(764,438)
Net increase (decrease)	(9,561)	$(36,397)	(76,425)	$(588,190)
Emerging Growth Fund Class S
Sold	354,678	$1,435,286	1,228,048	$7,030,638
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,875,686)	(7,658,791)	(3,063,692)	(18,533,846)
Net increase (decrease)	(1,521,008)	$(6,223,505)	(1,835,644)	$(11,503,208)
Diversified International Fund Class A
Sold	2,013,050	$9,304,004	10,155,895	$95,509,234
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(909,568)	(4,367,966)	(1,928,384)	(14,935,066)
Net increase (decrease)	1,103,482	$4,936,038	8,227,511	$80,574,168
Diversified International Fund Class L
Sold	1,811,355	$8,013,945	2,158,189	$16,393,649
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,264,617)	(6,022,064)	(2,022,736)	(17,010,599)
Net increase (decrease)	546,738	$1,991,881	135,453	$(616,950)
Diversified International Fund Class Y
Sold	29,230	$155,794	1,022,168	$9,100,704
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,000)	(54,600)	-	-
Net increase (decrease)	19,230	$101,194	1,022,168	$9,100,704
Diversified International Fund Class S
Sold	3,339,514	$15,625,653	5,137,957	$39,381,340
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,652,992)	(12,590,240)	(3,748,797)	(25,819,566)
Net increase (decrease)	686,522	$3,035,413	1,389,160	$13,561,774

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Diversified International Fund Class N
Sold	23	$99	114	$1,036
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	23	$99	114	$1,036
Overseas Fund Class A
Sold	709,625	$3,108,638	794,652	$6,717,857
Issued as reinvestment of dividends	-	-	3,335,677	16,883,979
Redeemed	(1,210,669)	(5,493,866)	(16,901,357)	(172,238,018)
Net increase (decrease)	(501,044)	$(2,385,228)	(12,771,028)	$(148,636,182)
Overseas Fund Class L
Sold	2,505,199	$11,113,913	5,585,063	$52,594,914
Issued as reinvestment of dividends	-	-	10,460,775	53,096,291
Redeemed	(9,539,351)	(45,422,088)	(12,894,895)	(119,921,219)
Net increase (decrease)	(7,034,152)	$(34,308,175)	3,150,943	$(14,230,014)
Overseas Fund Class Y
Sold	3,762,174	$19,734,330	2,552,228	$22,830,691
Issued as reinvestment of dividends	-	-	4,680,831	23,552,385
Redeemed	(3,063,435)	(15,037,311)	(6,922,641)	(69,321,463)
Net increase (decrease)	698,739	$4,697,019	310,418	$(22,938,387)
Overseas Fund Class S
Sold	6,661,948	$30,343,311	5,806,809	$51,908,161
Issued as reinvestment of dividends	-	-	14,181,504	72,685,601
Redeemed	(9,379,467)	(41,681,561)	(20,398,711)	(191,187,150)
Net increase (decrease)	(2,717,519)	$(11,338,250)	(410,398)	$(66,593,388)
Overseas Fund Class N
Sold	21,822	$90,173	22,547	$199,993
Issued as reinvestment of dividends	-	-	62,345	307,222
Redeemed	(62,248)	(285,743)	(169,886)	(1,700,239)
Net increase (decrease)	(40,426)	$(195,570)	(84,994)	$(1,193,024)
Destination Retirement Income Fund Class A
Sold	929,425	$7,000,464	2,142,392	$17,529,833
Issued as reinvestment of dividends	-	-	437,797	3,526,987
Redeemed	(2,135,947)	(15,963,073)	(2,223,556)	(19,718,273)
Net increase (decrease)	(1,206,522)	$(8,962,609)	356,633	$1,338,547
Destination Retirement Income Fund Class L
Sold	287,068	$2,251,409	766,505	$7,278,842
Issued as reinvestment of dividends	-	-	613,614	5,012,944
Redeemed	(2,637,816)	(20,412,492)	(3,010,005)	(27,640,656)
Net increase (decrease)	(2,350,748)	$(18,161,083)	(1,629,886)	$(15,348,870)
Destination Retirement Income Fund Class Y
Sold	373,756	$2,868,826	1,677,405	$15,647,107
Issued as reinvestment of dividends	-	-	631,072	5,133,273
Redeemed	(5,811,931)	(43,618,803)	(4,131,162)	(39,294,798)
Net increase (decrease)	(5,438,175)	$(40,749,977)	(1,822,685)	$(18,514,418)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Destination Retirement Income Fund Class S
Sold	977,445	$7,552,568	2,064,973	$20,123,209
Issued as reinvestment of dividends	-	-	185,964	1,522,760
Redeemed	(1,539,372)	(12,265,168)	(1,190,354)	(10,750,605)
Net increase (decrease)	(561,927)	$(4,712,600)	1,060,583	$10,895,364
Destination Retirement Income Fund Class N
Sold	540	$4,135	781	$6,864
Issued as reinvestment of dividends	-	-	107	884
Redeemed	(673)	(5,188)	(1,750)	(16,493)
Net increase (decrease)	(133)	$(1,053)	(862)	$(8,745)
Destination Retirement 2010 Fund Class A
Sold	510,183	$3,783,442	1,659,793	$15,770,809
Issued as reinvestment of dividends	-	-	413,075	3,337,937
Redeemed	(1,294,257)	(9,338,694)	(3,696,218)	(35,080,432)
Net increase (decrease)	(784,074)	$(5,555,252)	(1,623,350)	$(15,971,686)
Destination Retirement 2010 Fund Class L
Sold	399,161	$2,971,279	1,511,521	$15,009,746
Issued as reinvestment of dividends	-	-	401,979	3,268,629
Redeemed	(3,072,216)	(23,008,088)	(2,710,842)	(24,787,923)
Net increase (decrease)	(2,673,055)	$(20,036,809)	(797,342)	$(6,509,548)
Destination Retirement 2010 Fund Class Y
Sold	596,928	$4,353,706	2,237,075	$21,673,904
Issued as reinvestment of dividends	-	-	444,010	3,569,611
Redeemed	(2,316,913)	(16,745,662)	(4,704,213)	(46,419,730)
Net increase (decrease)	(1,719,985)	$(12,391,956)	(2,023,128)	$(21,176,215)
Destination Retirement 2010 Fund Class S
Sold	2,401,226	$18,055,891	3,313,705	$33,649,707
Issued as reinvestment of dividends	-	-	376,840	3,065,253
Redeemed	(2,225,886)	(16,630,410)	(2,910,544)	(27,042,564)
Net increase (decrease)	175,340	$1,425,481	780,001	$9,672,396
Destination Retirement 2010 Fund Class N
Sold	5,502	$40,853	32,247	$306,405
Issued as reinvestment of dividends	-	-	4,473	36,672
Redeemed	(6,356)	(45,127)	(49,919)	(399,877)
Net increase (decrease)	(854)	$(4,274)	(13,199)	$(56,800)
Destination Retirement 2020 Fund Class A
Sold	1,224,839	$8,028,209	3,568,848	$31,743,344
Issued as reinvestment of dividends	-	-	1,156,915	9,012,497
Redeemed	(2,566,652)	(16,401,942)	(7,599,952)	(69,072,051)
Net increase (decrease)	(1,341,813)	$(8,373,733)	(2,874,189)	$(28,316,210)
Destination Retirement 2020 Fund Class L
Sold	1,559,411	$10,347,673	3,068,592	$29,009,511
Issued as reinvestment of dividends	-	-	1,916,776	15,029,051
Redeemed	(6,598,136)	(44,337,179)	(9,093,713)	(80,394,512)
Net increase (decrease)	(5,038,725)	$(33,989,506)	(4,108,345)	$(36,355,950)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Destination Retirement 2020 Fund Class Y
Sold	1,529,912	$9,955,807	4,200,081	$38,779,631
Issued as reinvestment of dividends	-	-	1,030,715	7,935,502
Redeemed	(4,359,629)	(28,082,053)	(6,095,729)	(57,800,308)
Net increase (decrease)	(2,829,717)	$(18,126,246)	(864,933)	$(11,085,175)
Destination Retirement 2020 Fund Class S
Sold	3,757,528	$25,359,073	4,740,756	$46,998,356
Issued as reinvestment of dividends	-	-	951,418	7,465,397
Redeemed	(2,803,281)	(18,609,929)	(4,603,782)	(39,683,996)
Net increase (decrease)	954,247	$6,749,144	1,088,392	$14,779,757
Destination Retirement 2020 Fund Class N
Sold	15,295	$98,097	20,912	$192,914
Issued as reinvestment of dividends	-	-	4,303	33,219
Redeemed	(3,092)	(20,648)	(8,488)	(72,758)
Net increase (decrease)	12,203	$77,449	16,727	$153,375
Destination Retirement 2030 Fund Class A
Sold	1,091,439	$6,872,507	3,049,538	$28,481,327
Issued as reinvestment of dividends	-	-	1,024,971	8,331,268
Redeemed	(2,456,452)	(15,590,838)	(5,488,257)	(53,724,008)
Net increase (decrease)	(1,365,013)	$(8,718,331)	(1,413,748)	$(16,911,413)
Destination Retirement 2030 Fund Class L
Sold	1,319,037	$8,350,762	2,732,426	$26,214,018
Issued as reinvestment of dividends	-	-	1,668,898	13,682,782
Redeemed	(5,471,234)	(36,041,964)	(6,736,715)	(62,872,659)
Net increase (decrease)	(4,152,197)	$(27,691,202)	(2,335,391)	$(22,975,859)
Destination Retirement 2030 Fund Class Y
Sold	1,744,263	$11,145,987	3,704,435	$34,247,689
Issued as reinvestment of dividends	-	-	769,798	6,162,677
Redeemed	(2,675,262)	(16,640,965)	(3,870,866)	(38,706,103)
Net increase (decrease)	(930,999)	$(5,494,978)	603,367	$1,704,263
Destination Retirement 2030 Fund Class S
Sold	2,918,080	$18,791,583	3,465,304	$34,843,052
Issued as reinvestment of dividends	-	-	703,238	5,811,658
Redeemed	(1,555,287)	(10,199,061)	(3,678,494)	(32,090,580)
Net increase (decrease)	1,362,793	$8,592,522	490,048	$8,564,130
Destination Retirement 2030 Fund Class N
Sold	28,414	$170,808	12,626	$120,602
Issued as reinvestment of dividends	-	-	1,652	13,478
Redeemed	(5,979)	(35,467)	(13,208)	(125,656)
Net increase (decrease)	22,435	$135,341	1,070	$8,424
Destination Retirement 2040 Fund Class A
Sold	1,059,139	$6,587,065	1,921,095	$17,189,368
Issued as reinvestment of dividends	-	-	518,729	4,232,949
Redeemed	(1,157,912)	(7,106,492)	(2,425,292)	(23,613,836)
Net increase (decrease)	(98,773)	$(519,427)	14,532	$(2,191,519)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Destination Retirement 2040 Fund Class L
Sold	936,647	$5,815,482	1,890,321	$18,294,272
Issued as reinvestment of dividends	-	-	1,080,358	8,939,136
Redeemed	(2,993,311)	(19,384,863)	(4,555,963)	(44,180,628)
Net increase (decrease)	(2,056,664)	$(13,569,381)	(1,585,284)	$(16,947,220)
Destination Retirement 2040 Fund Class Y
Sold	915,731	$5,695,508	2,278,842	$21,551,600
Issued as reinvestment of dividends	-	-	453,290	3,668,175
Redeemed	(1,578,598)	(9,875,292)	(1,959,124)	(19,854,490)
Net increase (decrease)	(662,867)	$(4,179,784)	773,008	$5,365,285
Destination Retirement 2040 Fund Class S
Sold	1,675,617	$10,459,502	2,243,597	$21,729,242
Issued as reinvestment of dividends	-	-	436,170	3,590,644
Redeemed	(674,055)	(4,388,623)	(2,217,982)	(20,365,468)
Net increase (decrease)	1,001,562	$6,070,879	461,785	$4,954,418
Destination Retirement 2040 Fund Class N
Sold	9,890	$62,133	5,884	$55,412
Issued as reinvestment of dividends	-	-	894	7,353
Redeemed	(2,756)	(16,510)	(5,475)	(55,669)
Net increase (decrease)	7,134	$45,623	1,303	$7,096
Destination Retirement 2050 Fund Class A
Sold	213,531	$1,230,393	132,170	$1,009,863
Issued as reinvestment of dividends	-	-	4,908	28,667
Redeemed	(98,311)	(576,466)	(40,782)	(303,873)
Net increase (decrease)	115,220	$653,927	96,296	$734,657
Destination Retirement 2050 Fund Class L
Sold	83,045	$470,015	98,563	$783,030
Issued as reinvestment of dividends	-	-	3,516	20,500
Redeemed	(14,867)	(77,806)	(39,548)	(291,007)
Net increase (decrease)	68,178	$392,209	62,531	$512,523
Destination Retirement 2050 Fund Class Y
Sold	267,180	$1,479,217	274,188	$2,095,740
Issued as reinvestment of dividends	-	-	11,925	69,211
Redeemed	(156,072)	(910,912)	(40,648)	(275,853)
Net increase (decrease)	111,108	$568,305	245,465	$1,889,098
Destination Retirement 2050 Fund Class S
Sold	303,560	$1,754,939	283,404	$2,310,761
Issued as reinvestment of dividends	-	-	62,014	365,980
Redeemed	(135,177)	(775,746)	(92,904)	(717,358)
Net increase (decrease)	168,383	$979,193	252,514	$1,959,383
Destination Retirement 2050 Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	439	2,609
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	439	$2,609

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended June 30, 2009:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$35

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2009, were waived for any redemptions or exchanges subject to such a charge.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$225,602,188	$5,605,234	$(32,501,696)	$(26,896,462)
Strategic Balanced Fund	88,085,823	9,017,508	(13,263,519)	(4,246,011)
Diversified Value Fund	358,089,626	17,851,362	(78,794,670)	(60,943,308)
Fundamental Value Fund	879,334,202	47,773,235	(117,644,401)	(69,871,166)
Value Equity Fund	31,234,427	3,022,433	(2,285,591)	736,842
Large Cap Value Fund	684,312,724	109,833,957	(131,210,646)	(21,376,689)
Indexed Equity Fund	1,761,134,881	186,246,678	(514,153,163)	(327,906,485)
Core Opportunities Fund	32,931,070	2,088,297	(2,670,901)	(582,604)
Blue Chip Growth Fund	529,245,661	35,335,786	(61,399,188)	(26,063,402)
Large Cap Growth Fund	65,189,235	1,952,709	(1,793,100)	159,609
Aggressive Growth Fund	287,866,346	17,167,237	(40,801,879)	(23,634,642)
NASDAQ-100 Fund	41,437,092	5,339,083	(7,496,032)	(2,156,949)
Focused Value Fund	516,259,108	34,684,483	(108,082,946)	(73,398,463)
Mid-Cap Value Fund	107,420,214	4,952,584	(16,981,655)	(12,029,071)
Small Cap Value Equity Fund	101,290,231	3,526,783	(24,168,723)	(20,641,940)
Small Company Value Fund	476,555,423	29,813,028	(127,546,907)	(97,733,879)
Mid Cap Growth Equity Fund	66,943,654	5,502,325	(4,490,444)	1,011,881
Mid Cap Growth Equity II Fund	982,083,966	78,928,208	(112,060,306)	(33,132,098)
Small Cap Growth Equity Fund	416,051,291	44,193,917	(52,390,529)	(8,196,612)
Small Company Growth Fund	52,243,943	5,226,902	(4,719,055)	507,847
Emerging Growth Fund	37,547,444	3,341,337	(5,957,269)	(2,615,932)
Diversified International Fund	206,973,308	8,001,601	(58,872,878)	(50,871,277)
Overseas Fund	593,391,361	110,404,196	(233,237,997)	(122,833,801)
Destination Retirement Income Fund	108,336,141	3,181,388	(3,951,350)	(769,962)
Destination Retirement 2010 Fund	133,213,783	3,048,395	(18,356,888)	(15,308,493)
Destination Retirement 2020 Fund	434,078,486	9,186,510	(102,032,978)	(92,846,468)
Destination Retirement 2030 Fund	343,767,342	1,603,237	(82,408,874)	(80,805,637)
Destination Retirement 2040 Fund	212,137,299	3,004,913	(52,392,270)	(49,387,357)
Destination Retirement 2050 Fund	14,908,548	252,033	(1,783,459)	(1,531,426)

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Certain positions of capital loss carryovers of the Blue Chip Growth Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2016
Strategic Balanced Fund	$-	$-	$-	$-	$10,952,805
Diversified Value Fund	-	-	-	-	18,365,748
Fundamental Value Fund	-	-	-	-	12,902,621
Value Equity Fund	-	-	-	-	10,675,508
Indexed Equity Fund	-	-	-	-	31,488,352
Core Opportunities Fund	-	-	-	-	7,060,291
Blue Chip Growth Fund	60,080,625	15,871,214	16,672,836	4,273,407	61,454,994
Large Cap Growth Fund	-	-	-	-	4,037,968
NASDAQ-100 Fund	-	-	12,263,947	7,702,832	-
Focused Value Fund	-	-	-	-	20,590,025
Mid-Cap Value Fund	-	-	-	-	32,556,317
Small Cap Value Equity Fund	-	-	-	-	26,988,988
Mid Cap Growth Equity Fund	9,306,903	35,977,324	976,172	-	25,389,220
Small Cap Growth Equity Fund	-	-	-	-	4,495,460
Small Company Growth Fund	-	-	-	-	18,512,910
Emerging Growth Fund	-	18,921,009	-	-	14,124,008
Diversified International Fund	-	-	-	-	12,971,562
Overseas Fund	-	-	-	-	13,880,303
Destination Retirement Income Fund	-	-	-	-	2,912,204
Destination Retirement 2010 Fund	-	-	-	-	5,741,609
Destination Retirement 2020 Fund	-	-	-	-	17,485,197
Destination Retirement 2030 Fund	-	-	-	-	8,374,411
Destination Retirement 2040 Fund	-	-	-	-	4,147,501
Destination Retirement 2050 Fund	-	-	-	-	31,301

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Strategic Bond Fund	$999,794
Strategic Balanced Fund	2,545,310
Diversified Value Fund	21,648,895
Fundamental Value Fund	21,787,721
Value Equity Fund	4,696,657
Large Cap Value Fund	3,970,844
Indexed Equity Fund	4,068,681
Core Opportunities Fund	4,828,093
Blue Chip Growth Fund	27,907,439
Large Cap Growth Fund	510,908
Aggressive Growth Fund	9,317,019
NASDAQ-100 Fund	2,026,221
Focused Value Fund	11,928,932
Mid-Cap Value Fund	3,965,014
Small Cap Value Equity Fund	1,049,056
Small Company Value Fund	6,286,304
Mid Cap Growth Equity Fund	13,308,804
Mid Cap Growth Equity II Fund	30,281,990
Small Cap Growth Equity Fund	29,945,509
Small Company Growth Fund	7,845,129
Emerging Growth Fund	4,724,845
Diversified International Fund	15,356,151
Overseas Fund	42,718,448
Destination Retirement 2010 Fund	1,390,277
Destination Retirement 2020 Fund	2,425,394
Destination Retirement 2030 Fund	1,918,158
Destination Retirement 2040 Fund	1,699,988

The following Fund(s) elected to defer to January 1, 2009, post-October currency losses:

Amount
Strategic Balanced Fund	$313,503
Large Cap Value Fund	163,405
Mid Cap Growth Equity Fund	318
Small Cap Growth Equity Fund	2,689
Diversified International Fund	1,625,295
Overseas Fund	2,725,603

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Strategic Bond Fund	$15,353,711	$2,563,435	$-
Strategic Balanced Fund	6,144,148	473,963	58,257

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Diversified Value Fund	$12,373,035	$465,616	$55,961
Fundamental Value Fund	21,874,764	8,743,965	-
Value Equity Fund	1,660,817	168,295	1,068
Large Cap Value Fund	9,143,517	23,210,217	513,744
Indexed Equity Fund	36,506,283	7,423,081	-
Core Opportunities Fund	1,226,244	-	28,202
Blue Chip Growth Fund	393,175	-	-
Large Cap Growth Fund	23,917	-	57,745
Aggressive Growth Fund	-	12,041,346	-
Focused Value Fund	6,823,957	24,729,783	2,269
Mid-Cap Value Fund	1,704,873	7,452	276,645
Small Cap Value Equity Fund	1,790,589	13,664	60,228
Small Company Value Fund	634,758	17,311,474	-
Mid Cap Growth Equity II Fund	3,317,876	54,550,885	-
Small Company Growth Fund	5,602	644,413	-
Overseas Fund	42,653,488	21,936,073	101,940,494
Destination Retirement Income Fund	10,009,516	3,820,440	1,373,357
Destination Retirement 2010 Fund	6,673,024	4,594,925	2,016,269
Destination Retirement 2020 Fund	15,561,345	17,423,790	6,497,513
Destination Retirement 2030 Fund	9,757,077	18,905,090	5,347,458
Destination Retirement 2040 Fund	5,572,297	11,288,976	3,586,608
Destination Retirement 2050 Fund	275,601	-	211,366

The following Fund(s) have elected to pass through foreign tax credit for the year ended December 31, 2008:

Amount
Overseas Fund	$2,704,663

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended June 30, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement Income Fund
Aggressive Growth Fund, Class S	432,761	18,674	287,936	163,499	$743,922	$-	$-
Blue Chip Growth Fund, Class S	182,881	13,933	135,337	61,477	458,622	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement Income Fund (Continued)
Capital Appreciation Fund, Class S*	123,321	6,844	74,822	55,343	$441,636	$-	$-
Core Bond Fund, Class S*	2,535,130	160,120	1,895,511	799,739	8,485,230	-	-
Discovery Value Fund, Class S*	46,906	7,580	26,199	28,287	198,856	-	-
Diversified Bond Fund, Class S*	2,764,199	181,036	1,386,863	1,558,372	15,646,053	-	-
Diversified Growth Fund, Class S#	446,325	723	447,048	-	-	-	-
Diversified International Fund, Class S	654,803	44,910	476,608	223,105	1,236,003	-	-
Diversified Value Fund, Class S	238,536	55,860	146,066	148,330	989,362	-	-
Emerging Growth Fund, Class S	104,442	21,164	73,858	51,748	221,998	-	-
Enhanced Index Growth Fund, Class S*	1,133,208	115,080	651,667	596,621	3,985,431	-	-
Enhanced Index Value Fund, Class S*	966,633	133,590	566,650	533,573	3,953,779	-	-
Focused International Fund, Class S*	52,838	69,925	59,057	63,706	609,666	-	-
Focused Value Fund, Class S	331,752	94,324	228,576	197,500	2,148,795	-	-
Fundamental Value Fund, Class S	375,314	34,483	215,802	193,995	1,503,460	-	-
High Yield Fund, Class S*	454,830	322,832	255,455	522,207	4,067,990	-	-
Inflation-Protected and Income Fund, Class S*	2,779,628	183,554	1,392,696	1,570,486	15,484,995	-	-
International Bond Fund, Class S*	694,249	189,452	305,952	577,749	5,488,620	-	-
International Equity Fund, Class S*	266,270	25,808	161,051	131,027	1,362,681	-	2,619
Large Cap Growth Fund, Class S	-	273,986	66,154	207,832	1,377,928	-	-
Large Cap Value Fund, Class S	203,356	16,834	164,647	55,543	427,126	-	-
Main Street Small Cap Fund, Class S*	347,187	69,941	258,267	158,861	1,142,208	-	-
Mid Cap Growth Equity Fund, Class S	156,393	12,456	88,192	80,657	542,822	-	-
Mid Cap Growth Equity II Fund, Class S	142,374	8,625	80,750	70,249	692,657	-	-
Mid-Cap Value Fund, Class S	273,859	29,108	149,973	152,994	1,020,471	-	-
Money Market Fund, Class S*	7,943,396	179,914	6,808,350	1,314,960	1,314,960	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y **	182,646	457,758	-	640,404	2,074,908	-	-
Oppenheimer Real Estate Fund, Class Y **	67,712	45,371	6,858	106,225	1,107,924	14,894	-
Overseas Fund, Class S	1,306,067	73,500	756,614	622,953	3,270,504	-	-
Short-Duration Bond Fund, Class S*	2,475,407	633,696	1,417,329	1,691,774	17,154,587	-	-
Small Cap Growth Equity Fund, Class S	69,481	4,544	51,666	22,359	255,563	-	-
Small Cap Value Equity Fund, Class S	181,084	25,755	120,399	86,440	494,436	-	-
Small Company Growth Fund, Class S	154,555	37,533	103,619	88,469	536,123	-	-
Small Company Value Fund, Class S	112,871	15,274	69,060	59,085	529,399	-	-
Strategic Bond Fund, Class S	-	796,463	220,017	576,446	5,234,128	-	-
Strategic Emerging Markets Fund, Class S*	133,489	143,977	40,951	236,515	3,237,889	-	-
Value Fund, Class S*	29,938	3,730	22,191	11,477	125,447	-	-
					$107,566,179	$14,894	$2,619
MassMutual Select Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	600,634	34,787	295,938	339,483	$1,544,648	$-	$-
Blue Chip Growth Fund, Class S	355,674	15,004	170,356	200,322	1,494,405	-	-
Capital Appreciation Fund, Class S*	174,788	10,031	61,936	122,883	980,604	-	-
Core Bond Fund, Class S*	1,659,333	97,501	1,050,108	706,726	7,498,361	-	-
Discovery Value Fund, Class S*	82,089	21,184	31,993	71,280	501,098	-	-
Diversified Bond Fund, Class S*	2,074,788	133,979	825,581	1,383,186	13,887,190	-	-
Diversified Growth Fund, Class S#	691,839	1,654	693,493	-	-	-	-
Diversified International Fund, Class S	804,225	103,704	315,928	592,001	3,279,685	-	-
Diversified Value Fund, Class S	343,442	106,505	153,122	296,825	1,979,824	-	-
Emerging Growth Fund, Class S	133,195	33,509	55,186	111,518	478,413	-	-
Enhanced Index Growth Fund, Class S*	1,265,999	300,176	559,124	1,007,051	6,727,098	-	-
Enhanced Index Value Fund, Class S*	1,230,109	229,672	500,905	958,876	7,105,269	-	-
Focused International Fund, Class S*	36,519	133,945	57,283	113,181	1,083,142	-	-
Focused Value Fund, Class S	284,796	62,244	129,025	218,015	2,372,007	-	-
Fundamental Value Fund, Class S	525,913	63,159	197,799	391,273	3,032,369	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement 2010 Fund (Continued)
High Yield Fund, Class S*	276,450	160,980	59,257	378,173	$2,945,964	$-	$-
Inflation-Protected and Income Fund, Class S*	1,745,044	101,512	611,194	1,235,362	12,180,674	-	-
International Bond Fund, Class S*	259,686	217,706	56,067	421,325	4,002,588	-	-
International Equity Fund, Class S*	389,261	26,421	178,700	236,982	2,464,616	-	4,463
Large Cap Growth Fund, Class S	-	516,814	69,610	447,204	2,964,960	-	-
Large Cap Value Fund, Class S	284,960	17,026	180,403	121,583	934,971	-	-
Main Street Small Cap Fund, Class S*	667,804	37,892	324,030	381,666	2,744,182	-	-
Mid Cap Growth Equity Fund, Class S	312,509	15,837	124,445	203,901	1,372,257	-	-
Mid Cap Growth Equity II Fund, Class S	283,870	10,743	117,118	177,495	1,750,102	-	-
Mid-Cap Value Fund, Class S	522,458	56,871	192,320	387,009	2,581,349	-	-
Money Market Fund, Class S*	3,567,311	66,832	3,155,138	479,005	479,005	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	180,757	308,662	-	489,419	1,585,718	-	-
Oppenheimer Real Estate Fund, Class Y**	64,849	46,922	1,449	110,322	1,150,654	15,444	-
Overseas Fund, Class S	1,978,792	229,403	748,802	1,459,393	7,661,815	-	-
Short-Duration Bond Fund, Class S*	1,122,215	190,758	396,094	916,879	9,297,149	-	-
Small Cap Growth Equity Fund, Class S	91,072	4,210	47,427	47,855	546,982	-	-
Small Cap Value Equity Fund, Class S	207,853	33,632	79,736	161,749	925,204	-	-
Small Company Growth Fund, Class S	183,748	70,457	81,853	172,352	1,044,454	-	-
Small Company Value Fund, Class S	140,022	21,192	52,143	109,071	977,277	-	-
Strategic Bond Fund, Class S	-	510,318	47,744	462,574	4,200,169	-	-
Strategic Emerging Markets Fund, Class S*	121,818	178,160	16,969	283,009	3,874,387	-	-
Value Fund, Class S*	42,393	3,185	22,092	23,486	256,700	-	-
					$117,905,290	$15,444	$4,463
MassMutual Select Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	2,886,479	143,887	1,065,135	1,965,231	$8,941,800	$-	$-
Blue Chip Growth Fund, Class S	1,322,777	95,520	375,174	1,043,123	7,781,695	-	-
Capital Appreciation Fund, Class S*	822,402	79,748	207,157	694,993	5,546,046	-	-
Core Bond Fund, Class S*	2,136,020	71,834	1,218,865	988,989	10,493,175	-	-
Discovery Value Fund, Class S*	101,152	292,334	78,162	315,324	2,216,726	-	-
Diversified Bond Fund, Class S*	3,200,328	136,888	1,252,166	2,085,050	20,933,903	-	-
Diversified Growth Fund, Class S#	2,690,125	19,120	2,709,245	-	-	-	-
Diversified International Fund, Class S	2,901,613	452,815	699,358	2,655,070	14,709,086	-	-
Diversified Value Fund, Class S	1,618,329	517,585	451,467	1,684,447	11,235,261	-	-
Emerging Growth Fund, Class S	563,833	28,658	259,470	333,021	1,428,660	-	-
Enhanced Index Growth Fund, Class S*	4,459,454	432,689	1,169,412	3,722,731	24,867,846	-	-
Enhanced Index Value Fund, Class S*	3,615,559	440,203	921,180	3,134,582	23,227,251	-	-
Focused International Fund, Class S*	193,553	513,059	142,522	564,090	5,398,337	-	-
Focused Value Fund, Class S	759,856	121,243	226,026	655,073	7,127,194	-	-
Fundamental Value Fund, Class S	2,481,038	295,418	590,259	2,186,197	16,943,028	-	-
High Yield Fund, Class S*	703,249	444,766	107,748	1,040,267	8,103,677	-	-
Inflation-Protected and Income Fund, Class S*	2,498,876	133,246	838,021	1,794,101	17,689,840	-	-
International Bond Fund, Class S*	658,930	210,235	70,871	798,294	7,583,791	-	-
International Equity Fund, Class S*	1,518,670	101,349	511,700	1,108,319	11,526,518	-	20,739
Large Cap Growth Fund, Class S	-	2,196,981	88,247	2,108,734	13,980,908	-	-
Large Cap Value Fund, Class S	1,346,938	80,895	748,328	679,505	5,225,395	-	-
Main Street Small Cap Fund, Class S*	2,815,133	724,237	772,043	2,767,327	19,897,082	-	-
Mid Cap Growth Equity Fund, Class S	1,123,922	64,251	289,662	898,511	6,046,980	-	-
Mid Cap Growth Equity II Fund, Class S	967,370	54,996	241,726	780,640	7,697,109	-	-
Mid-Cap Value Fund, Class S	2,139,666	202,422	621,602	1,720,486	11,475,645	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y **	562,080	895,125	-	1,457,205	4,721,344	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement 2020 Fund (Continued)
Oppenheimer Real Estate Fund, Class Y **	196,289	87,518	1,322	282,485	$2,946,322	$39,417	$-
Overseas Fund, Class S	6,675,241	697,308	1,551,716	5,820,833	30,559,374	-	-
Short-Duration Bond Fund, Class S*	758,422	37,904	275,845	520,481	5,277,681	-	-
Small Cap Growth Equity Fund, Class S	246,237	12,185	116,753	141,669	1,619,278	-	-
Small Cap Value Equity Fund, Class S	621,367	78,822	192,375	507,814	2,904,698	-	-
Small Company Growth Fund, Class S	714,130	58,113	266,154	506,089	3,066,902	-	-
Small Company Value Fund, Class S	426,169	44,741	127,796	343,114	3,074,299	-	-
Strategic Bond Fund, Class S	-	559,106	39,980	519,126	4,713,666	-	-
Strategic Emerging Markets Fund, Class S*	396,511	462,242	54,124	804,629	11,015,375	-	-
Value Fund, Class S*	200,097	13,469	98,641	114,925	1,256,126	-	-
					$341,232,018	$39,417	$20,739
MassMutual Select Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	3,169,477	199,268	1,268,168	2,100,577	$9,557,624	$-	$-
Blue Chip Growth Fund, Class S	2,243,628	164,659	746,569	1,661,718	12,396,413	-	-
Capital Appreciation Fund, Class S*	883,315	85,699	229,130	739,884	5,904,270	-	-
Core Bond Fund, Class S*	474,705	32,656	281,252	226,109	2,399,016	-	-
Discovery Value Fund, Class S*	291,391	44,289	69,302	266,378	1,872,638	-	-
Diversified Bond Fund, Class S*	1,088,352	46,236	677,799	456,789	4,586,165	-	-
Diversified Growth Fund, Class S#	2,722,372	29,974	2,752,346	-	-	-	-
Diversified International Fund, Class S	2,673,816	385,072	641,039	2,417,849	13,394,885	-	-
Diversified Value Fund, Class S	1,692,947	660,223	497,609	1,855,561	12,376,591	-	-
Emerging Growth Fund, Class S	1,350,118	127,662	646,893	830,887	3,564,506	-	-
Enhanced Index Growth Fund, Class S*	1,805,565	775,983	607,520	1,974,028	13,186,508	-	-
Enhanced Index Value Fund, Class S*	2,190,896	356,729	557,035	1,990,590	14,750,274	-	-
Focused International Fund, Class S*	269,174	307,369	126,015	450,528	4,311,556	-	-
Focused Value Fund, Class S	572,214	89,117	159,864	501,467	5,455,958	-	-
Fundamental Value Fund, Class S	2,614,166	448,724	654,488	2,408,402	18,665,113	-	-
High Yield Fund, Class S*	393,028	422,791	104,611	711,208	5,540,312	-	-
Inflation-Protected and Income Fund, Class S*	900,220	92,972	286,059	707,133	6,972,327	-	-
International Bond Fund, Class S*	419,526	175,093	32,113	562,506	5,343,804	-	-
International Equity Fund, Class S*	1,488,089	114,496	677,793	924,792	9,617,841	-	17,349
Large Cap Growth Fund, Class S	-	2,246,639	116,715	2,129,924	14,121,399	-	-
Large Cap Value Fund, Class S	1,450,134	106,363	797,942	758,555	5,833,290	-	-
Main Street Small Cap Fund, Class S*	1,843,231	306,987	475,231	1,674,987	12,043,153	-	-
Mid Cap Growth Equity Fund, Class S	1,103,954	72,881	408,220	768,615	5,172,777	-	-
Mid Cap Growth Equity II Fund, Class S	1,008,709	62,709	403,468	667,950	6,585,985	-	-
Mid-Cap Value Fund, Class S	1,713,256	169,927	422,159	1,461,024	9,745,032	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y **	273,095	887,338	-	1,160,433	3,759,804	-	-
Oppenheimer Real Estate Fund, Class Y **	107,884	134,595	1,736	240,743	2,510,948	33,460	-
Overseas Fund, Class S	5,263,933	779,363	1,281,961	4,761,335	24,997,006	-	-
Short-Duration Bond Fund, Class S*	182,090	120,801	39,114	263,777	2,674,696	-	-
Small Cap Growth Equity Fund, Class S	213,342	15,759	57,210	171,891	1,964,713	-	-
Small Cap Value Equity Fund, Class S	770,447	115,070	186,591	698,926	3,997,859	-	-
Small Company Growth Fund, Class S	437,388	159,483	120,354	476,517	2,887,696	-	-
Small Company Value Fund, Class S	524,068	68,443	122,543	469,968	4,210,909	-	-
Strategic Bond Fund, Class S	-	132,411	5,267	127,144	1,154,464	-	-
Strategic Emerging Markets Fund, Class S*	299,469	455,449	25,087	729,831	9,991,389	-	-
Value Fund, Class S*	213,971	15,485	100,016	129,440	1,414,784	-	-
					$262,961,705	$33,460	$17,349
MassMutual Select Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,106,108	166,914	753,678	1,519,344	$6,913,013	$-	$-
Blue Chip Growth Fund, Class S	1,097,270	131,743	245,985	983,028	7,333,391	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement 2040 Fund (Continued)
Capital Appreciation Fund, Class S*	592,551	64,077	133,920	522,708	$4,171,206	$-	$-
Core Bond Fund, Class S*	106,575	13,338	30,897	89,016	944,462	-	-
Discovery Value Fund, Class S*	179,284	26,522	35,949	169,857	1,194,096	-	-
Diversified Bond Fund, Class S*	226,555	14,245	128,473	112,327	1,127,765	-	-
Diversified Growth Fund, Class S#	1,705,263	13,191	1,718,454	-	-	-	-
Diversified International Fund, Class S	1,620,904	213,629	415,433	1,419,100	7,861,811	-	-
Diversified Value Fund, Class S	1,109,218	484,448	281,841	1,311,825	8,749,875	-	-
Emerging Growth Fund, Class S	748,506	47,738	310,935	485,309	2,081,973	-	-
Enhanced Index Growth Fund, Class S*	1,409,481	334,097	383,068	1,360,510	9,088,210	-	-
Enhanced Index Value Fund, Class S*	1,215,186	197,263	257,591	1,154,858	8,557,495	-	-
Focused International Fund, Class S*	122,111	236,770	65,700	293,181	2,805,745	-	-
Focused Value Fund, Class S	350,983	43,989	88,679	306,293	3,332,463	-	-
Fundamental Value Fund, Class S	1,689,104	365,745	366,626	1,688,223	13,083,727	-	-
High Yield Fund, Class S*	300,863	29,099	98,319	231,643	1,804,502	-	-
Inflation-Protected and Income Fund, Class S*	98,195	45,767	27,114	116,848	1,152,124	-	-
International Bond Fund, Class S*	310,997	72,189	20,931	362,255	3,441,423	-	-
International Equity Fund, Class S*	861,087	78,005	314,572	624,520	6,495,006	-	11,707
Large Cap Growth Fund, Class S	-	1,428,656	38,466	1,390,190	9,216,963	-	-
Large Cap Value Fund, Class S	970,884	80,867	519,357	532,394	4,094,114	-	-
Main Street Small Cap Fund, Class S*	1,127,135	133,394	316,815	943,714	6,785,305	-	-
Mid Cap Growth Equity Fund, Class S	605,482	55,454	159,755	501,181	3,372,950	-	-
Mid Cap Growth Equity II Fund, Class S	553,077	47,591	165,686	434,982	4,288,918	-	-
Mid-Cap Value Fund, Class S	895,266	248,093	197,236	946,123	6,310,642	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y **	295,992	423,932	-	719,924	2,332,554	-	-
Oppenheimer Real Estate Fund, Class Y **	115,908	51,242	1,505	165,645	1,727,672	19,345	-
Overseas Fund, Class S	3,541,134	620,198	730,637	3,430,695	18,011,151	-	-
Short-Duration Bond Fund, Class S*	108,855	60,228	39,672	129,411	1,312,228	-	-
Small Cap Growth Equity Fund, Class S	191,508	26,582	106,840	111,250	1,271,592	-	-
Small Cap Value Equity Fund, Class S	459,984	77,587	101,687	435,884	2,493,256	-	-
Small Company Growth Fund, Class S	265,998	102,607	62,364	306,241	1,855,822	-	-
Small Company Value Fund, Class S	313,310	44,785	64,784	293,311	2,628,069	-	-
Strategic Bond Fund, Class S	-	40,687	1,290	39,397	357,721	-	-
Strategic Emerging Markets Fund, Class S*	263,686	165,397	21,856	407,227	5,574,938	-	-
Value Fund, Class S*	143,371	12,136	66,050	89,457	977,760	-	-
					$162,749,942	$19,345	$11,707
MassMutual Select Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	119,855	46,842	37,578	129,119	$587,492	$-	$-
Blue Chip Growth Fund, Class S	104,709	51,433	19,747	136,395	1,017,505	-	-
Capital Appreciation Fund, Class S*	35,566	17,310	8,027	44,849	357,897	-	-
Core Bond Fund, Class S*	8,306	2,545	5,994	4,857	51,532	-	-
Discovery Value Fund, Class S*	10,695	5,811	2,115	14,391	101,165	-	-
Diversified Bond Fund, Class S*	9,113	2,317	6,386	5,044	50,638	-	-
Diversified Growth Fund, Class S#	47,785	1,643	49,428	-	-	-	-
Diversified International Fund, Class S	108,894	49,305	38,711	119,488	661,961	-	-
Diversified Value Fund, Class S	69,082	56,733	16,056	109,759	732,092	-	-
Emerging Growth Fund, Class S	18,190	11,603	3,649	26,144	112,157	-	-
Enhanced Index Growth Fund, Class S*	97,929	50,717	28,630	120,016	801,706	-	-
Enhanced Index Value Fund, Class S*	77,668	39,193	17,540	99,321	735,970	-	-
Focused International Fund, Class S*	4,736	24,140	3,765	25,111	240,312	-	-
Focused Value Fund, Class S	20,403	10,440	4,960	25,883	281,602	-	-
Fundamental Value Fund, Class S	104,690	59,321	20,787	143,224	1,109,986	-	-
High Yield Fund, Class S*	12,486	5,426	1,687	16,225	126,394	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
MassMutual Select Destination Retirement 2050 Fund (Continued)
Inflation-Protected and Income Fund, Class S*	10,012	4,785	6,455	8,342	$82,255	$-	$-
International Bond Fund, Class S*	13,674	11,872	1,287	24,259	230,458	-	-
International Equity Fund, Class S*	58,460	20,438	25,765	53,133	552,588	-	949
Large Cap Growth Fund, Class S	-	42,902	1,295	41,607	275,855	-	-
Large Cap Value Fund, Class S	57,853	18,190	30,405	45,638	350,959	-	-
Main Street Small Cap Fund, Class S*	72,931	30,985	25,585	78,331	563,198	-	-
Mid Cap Growth Equity Fund, Class S	36,355	14,786	10,228	40,913	275,348	-	-
Mid Cap Growth Equity II Fund, Class S	33,114	12,710	10,380	35,444	349,475	-	-
Mid-Cap Value Fund, Class S	56,313	33,639	11,168	78,784	525,489	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y **	9,224	54,002	-	63,226	204,852	1,415	-
Oppenheimer Real Estate Fund, Class Y **	4,256	6,391	297	10,350	107,952	-	-
Overseas Fund, Class S	212,226	125,211	43,174	294,263	1,544,880	-	-
Short-Duration Bond Fund, Class S*	6,302	2,912	3,168	6,046	61,310	-	-
Small Cap Growth Equity Fund, Class S	8,202	3,757	1,556	10,403	118,906	-	-
Small Cap Value Equity Fund, Class S	27,180	16,087	5,420	37,847	216,485	-	-
Small Company Growth Fund, Class S	28,074	14,945	5,351	37,668	228,266	-	-
Small Company Value Fund, Class S	17,715	11,171	3,538	25,348	227,118	-	-
Strategic Bond Fund, Class S	-	2,621	115	2,506	22,752	-	-
Strategic Emerging Markets Fund, Class S*	9,751	20,265	1,346	28,670	392,486	-	-
Value Fund, Class S*	8,596	2,661	4,113	7,144	78,081	-	-
					$13,377,122	$1,415	$949

*MassMutual Premier Fund.

**Fund advised by OppenheimerFunds, Inc.

#The Fund was dissolved effective May 7, 2009.

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

10. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Unaudited) (Continued)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

11. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

12. Trustees' Approval of Investment Advisory Contracts

At a meeting held on February 10, 2009, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), approved the termination of the Sub-Advisory Agreement ("Prior Sub-Advisory Agreement") with AllianceBernstein L.P. ("AllianceBernstein") and the approval of a new Sub-Advisory Agreement ("New Sub-Advisory Agreement") with Rainier Investment Management, Inc. ("Rainier") as sub-adviser for the Large Cap Growth Fund. In all of their deliberations, the Trustees were advised by independent counsel.

After arriving at a decision to replace AllianceBernstein as sub-adviser for the Large Cap Growth Fund, the Trustees determined that it would be appropriate to find another sub-adviser with a traditional/aggressive growth strategy in order to maintain the current risk profile of the strategy but also promote a more consistent excess return pattern. After careful consideration, the Trustees determined that Rainier provided a risk profile that was consistent with the long term history of the Fund and provided the best opportunity for the Fund.

In approving the New Sub-Advisory Agreement, the Trustees discussed with representatives of MassMutual and considered a wide range of information about, among other things: (i) the Sub-Adviser and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Sub-Advisory Agreement; (iii) the scope and quality of services that the Sub-Adviser will provide under the New Sub-Advisory Agreement; (iv) the historical investment performance track record of the Sub-Adviser; (v) the fees payable to the Sub-Adviser by MassMutual and the effect of such fees on the profitability to MassMutual; and (vi) the Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, and the brokers' and dealers' provision of brokerage and research services to the Sub-Adviser.

Based on the foregoing, the Trustees concluded that: (i) overall, the Trustees were satisfied with the nature, extent and quality of services expected to be provided under the New Sub-Advisory Agreement; (ii) MassMutual's level of profitability from its relationship to the Fund was not excessive and that the sub-advisory fee amount under the New Sub-Advisory Agreement was fair and reasonable; (iii) the investment processes, research capabilities and philosophies of the Sub-Adviser would be well suited to the Fund given its investment objective and policies; and (iv) the terms of the New Sub-Advisory Agreement were fair and reasonable with respect to the Fund and were in the best interest of the Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Sub-Advisory Agreement.

Prior to the vote being taken to approve the New Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of

Notes to Financial Statements (Unaudited) (Continued)

investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Sub-Advisory Agreement took effect on May 1, 2009.

At a meeting held on May 12, 2009, the Trustees approved a New Sub-Advisory Agreement with Systematic Financial Management, L.P. ("Systematic"), as co-sub-adviser for the Mid-Cap Value Fund. In all of their deliberations, the Trustees were advised by independent counsel.

After arriving at the decision to add a co-sub-adviser to the Mid-Cap Value Fund in addition to Cooke & Bieler, L.P. ("Cooke & Bieler"), the Trustees carefully considered the matter and concluded that it was appropriate for the Mid-Cap Value Fund to enter into the New Sub-Advisory Agreement so that Systematic could begin to serve as a co-sub-adviser to the Fund. The Trustees determined that Systematic's consistent approach that seeks to capture value premium while avoiding value traps would nicely complement Cooke & Bieler's niche oriented investment strategy with significant deviations from the benchmark.

In approving the New Sub-Advisory Agreement, the Trustees discussed with representatives of MassMutual and considered a wide range of information about, among other things: (i) the Sub-Adviser and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Sub-Advisory Agreement; (iii) the scope and quality of services that the Sub-Adviser will provide under the New Sub-Advisory Agreement; (iv) the historical investment performance track record of the Sub-Adviser; (v) the fees payable to the Sub-Adviser by MassMutual and the effect of such fees on the profitability to MassMutual; and (vi) the Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, and the brokers' and dealers' provision of brokerage and research services to the Sub-Adviser.

Based on the foregoing, the Trustees concluded that: (i) overall, the Trustees were satisfied with the nature, extent and quality of services expected to be provided under the New Sub-Advisory Agreement; (ii) MassMutual's level of profitability from its relationship to the Fund was not excessive and that the sub-advisory fee amount under the New Sub-Advisory Agreement was fair and reasonable; (iii) the investment processes, research capabilities and philosophies of the Sub-Adviser would be well suited to the Fund given its investment objective and policies; and (iv) the terms of the New Sub-Advisory Agreement were fair and reasonable with respect to the Fund and were in the best interest of the Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Sub-Advisory Agreement.

Prior to the vote being taken to approve the New Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Sub-Advisory Agreement took effect on June 16, 2009.

At their meeting on May 12, 2009, the Trustees, including the Independent Trustees, also approved an amended Sub-Advisory Agreement ("Amended Sub-Advisory Agreement") with Cooke & Bieler with

Notes to Financial Statements (Unaudited) (Continued)

respect to the portion of the Mid-Cap Value Fund managed by Cooke & Bieler. Under the Amended Sub-Advisory Agreement, the investment sub-advisory fee paid to Cooke & Bieler would be slightly reduced.

In approving the Amended Sub-Advisory Agreement, the Trustees discussed with Management and considered the fees payable to Cooke & Bieler by MassMutual and the effect of such fees on the profitability to MassMutual. The Trustees concluded that MassMutual's level of profitability from its relationship to the Fund was not excessive and that the sub-advisory fee amount under the Amended Sub-Advisory Agreement was fair and reasonable. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Amended Sub-Advisory Agreement.

Prior to the vote being taken to approve the Amended Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Sub-Advisory Agreement took effect on June 16, 2009.

At meetings in April and May 2009, the Contract Committee (the "Committee") and the Trustees, including the Independent Trustees, re-approved, as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Strategic Bond Fund, Strategic Balanced Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, Diversified International Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 and Destination Retirement 2050 Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

Notes to Financial Statements (Unaudited) (Continued)

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with its review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Committee also noted that it had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Committee reviewed performance and expense information for each of the Fundamental Value Fund, Core Opportunities Fund, NASDAQ-100 Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, Overseas Fund, Destination Retirement Income Fund and Destination Retirement 2050 Fund, separately. In the course of the discussion, they noted, among other things, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately 9 basis points ("bps")) and (ii) had performance for the three-year period ended December 31, 2008, or the one- or two-year period for those Funds that do not have a three-year track record, that ranked in the 3rd quintile or better in the Fund's performance group or performance universe.

The Committee reviewed performance and expense information for each of the Strategic Balanced Fund, Large Cap Growth Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund, separately, and noted that each had total net expenses that ranked in the 3rd quintile in the Fund's expense group or expense universe or were close to median (within approximately 7 bps). The Committee noted that each of those Funds had experienced unfavorable relative performance for the three-year period ended December 31, 2008, but that each Fund had achieved improved performance for the one-year period ended December 31, 2008, ranking in the 3rd quintile or better in the Fund's performance group or performance universe.

The Committee reviewed performance and expense information for the Indexed Equity Fund, and discussed specifically the difficulty in considering relative expense and performance information for this Fund. The Committee noted that, although the Fund had total net expenses that ranked in the 5th quintile in the Fund's expense group and expense universe, the Fund's expenses were within approximately 5bps of the median of the expense group and expense universe. MassMutual noted that, although the Fund had performance for the three-year period ended December 31, 2008 that was unfavorable relative to its performance group and performance universe, its performance was within a reasonable tracking error, taking into account the Fund's expense structure.

The Committee reviewed performance and expense information for the Mid Cap Growth Equity Fund. The Committee noted that the Fund had total net expenses that ranked in the 2nd and 3rd quintiles in the Fund's expense group and expense universe, respectively, but that it had unfavorable relative performance for the three-year period ended December 31, 2008. MassMutual reported to the Trustees that it had implemented a sub-adviser change to address the Fund's underperformance. MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the qualifications of the new sub-advisers, including the basis for MassMutual's confidence in the new sub-advisers.

The Committee reviewed performance and expense information for each of the Value Equity Fund and Large Cap Value Fund, separately. The Committee noted, among other things, that each Fund had total net expenses that ranked in the 3 rd quintile in the Fund's expense group or expense universe or were close to median (within approximately 8 bps). MassMutual noted that each Fund had experienced unfavorable

Notes to Financial Statements (Unaudited) (Continued)

relative performance for the three-year period ended December 31, 2008, but said that it remained confident in each Fund's sub-adviser based on the sub-adviser's long-term track record. In each case, MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the basis for MassMutual's continuing confidence in the Fund's sub-adviser. MassMutual explained that each of the Value Equity Fund and Large Cap Value Fund had performance that ranked in the 3rd quintile or better in the Fund's performance universe in three of the last five years.

As to the Strategic Bond Fund, MassMutual noted that the Fund had total net expenses that ranked in the 5th quintile in the Fund's expense group and expense universe. MassMutual reported that, although the Fund's strategy is a core competency for the sub-adviser, the Fund had experienced unfavorable relative performance for the three-year period ended December 31, 2008. MassMutual said that, while the past two years have presented challenges to many good fixed-income managers and it remained confident in the sub-adviser's capabilities, it would review the sub-adviser's continuing performance and strategy implementation in the coming months to determine its continuing appropriateness for the Fund. Similarly, in the case of the Diversified Value Fund, the Committee noted that although the Fund had an acceptable relative expense ratio, the Fund's performance for the three-year period ended December 31, 2008 had been unfavorable relative to its peer group. MassMutual confirmed its continuing confidence in the Fund's sub-adviser, but undertook in the coming months to review the sub-adviser's continuing performance and strategy and to report back to the Trustees. MassMutual discussed with the Committee the factors that led to the Fund's underperformance and the basis for MassMutual's continuing confidence in the Fund's sub-adviser.

The Committee then reviewed performance and expense information for each of the Blue Chip Growth Fund, Aggressive Growth Fund, Focused Value Fund and Diversified International Fund, separately. In each case, the Committee noted that the Fund had total net expenses that ranked in the 2nd quintile in the Fund's expense group or expense universe or were close to median (within approximately 8 bps). The Committee also noted, however, that each Fund had unfavorable relative performance for the three-year period ended December 31, 2008, or the two-year period for the Diversified International Fund. MassMutual discussed with the Committee the basis for that underperformance and confirmed its confidence in each of the sub-advisers. MassMutual cited specifically that each Fund had improved relative performance for the year-to-date period ended March 23, 2009.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including

Notes to Financial Statements (Unaudited) (Continued)

the level of MassMutual's oversight of each Fund and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

13. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 26, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statement through this date.

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class A	$1,000	1.11%	$1,078.90	$5.72	$1,019.30	$5.56
Class L	1,000	0.86%	1,079.90	4.44	1,020.50	4.31
Class Y	1,000	0.71%	1,081.00	3.66	1,021.30	3.56
Class S	1,000	0.66%	1,081.00	3.41	1,021.50	3.31
Class N	1,000	1.41%	1,076.40	7.26	1,017.80	7.05
Strategic Balanced Fund
Class A	1,000	1.37%	1,085.70	7.08	1,018.00	6.85
Class L	1,000	1.12%	1,085.60	5.79	1,019.20	5.61
Class Y	1,000	0.97%	1,087.10	5.02	1,020.00	4.86
Class S	1,000	0.92%	1,087.40	4.76	1,020.20	4.61
Class N	1,000	1.67%	1,083.20	8.63	1,016.50	8.35

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class A	$1,000	1.10%	$972.20	$5.38	$1,019.30	$5.51
Class L	1,000	0.81%	972.30	3.96	1,020.80	4.06
Class Y	1,000	0.70%	973.70	3.43	1,021.30	3.51
Class S	1,000	0.60%	973.70	2.94	1,021.80	3.01
Class N	1,000	1.41%	970.80	6.89	1,017.80	7.05
Fundamental Value Fund
Class A	1,000	1.25%	1,026.70	6.28	1,018.60	6.26
Class L	1,000	1.00%	1,026.60	5.02	1,019.80	5.01
Class Y	1,000	0.85%	1,027.90	4.27	1,020.60	4.26
Class S	1,000	0.81%	1,029.20	4.08	1,020.80	4.06
Class N	1,000	1.55%	1,024.30	7.78	1,017.10	7.75
Value Equity Fund
Class A	1,000	1.40%	1,001.90	6.95	1,017.90	7.00
Class L	1,000	1.15%	1,001.90	5.71	1,019.10	5.76
Class Y	1,000	1.00%	1,003.70	4.97	1,019.80	5.01
Class S	1,000	0.95%	1,001.80	4.72	1,020.10	4.76
Class N	1,000	1.70%	1,000.00	8.43	1,016.40	8.50
Large Cap Value Fund
Class A	1,000	1.27%	1,051.00	6.46	1,018.50	6.36
Class L	1,000	1.02%	1,052.30	5.19	1,019.70	5.11
Class Y	1,000	0.87%	1,053.50	4.43	1,020.50	4.36
Class S	1,000	0.78%	1,054.90	3.97	1,020.90	3.91
Class N	1,000	1.57%	1,050.00	7.98	1,017.00	7.85
Indexed Equity Fund
Class A	1,000	0.66%	1,029.20	3.32	1,021.50	3.31
Class L	1,000	0.41%	1,031.60	2.07	1,022.80	2.06
Class Y	1,000	0.46%	1,030.30	2.32	1,022.50	2.31
Class S	1,000	0.43%	1,031.20	2.17	1,022.70	2.16
Class N	1,000	0.96%	1,028.30	4.83	1,020.00	4.81
Class Z	1,000	0.22%	1,031.30	1.11	1,023.70	1.10
Core Opportunities Fund
Class A	1,000	1.39%	1,058.60	7.09	1,017.90	6.95
Class L	1,000	1.14%	1,058.60	5.82	1,019.10	5.71
Class Y	1,000	0.99%	1,060.10	5.06	1,019.90	4.96
Class S	1,000	0.91%	1,059.80	4.65	1,020.30	4.56
Class N	1,000	1.69%	1,056.70	8.62	1,016.40	8.45
Blue Chip Growth Fund
Class A	1,000	1.19%	1,166.10	6.39	1,018.90	5.96
Class L	1,000	0.98%	1,166.70	5.26	1,019.90	4.91
Class Y	1,000	0.82%	1,168.00	4.41	1,020.70	4.11
Class S	1,000	0.76%	1,167.40	4.08	1,021.00	3.81
Class N	1,000	1.51%	1,162.60	8.10	1,017.30	7.55

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Large Cap Growth Fund
Class A	$1,000	1.40%	$1,065.90	$7.17	$1,017.90	$7.00
Class L	1,000	1.15%	1,065.70	5.89	1,019.10	5.76
Class Y	1,000	1.00%	1,068.10	5.13	1,019.80	5.01
Class S	1,000	0.96%	1,067.60	4.92	1,020.00	4.81
Class N	1,000	1.71%	1,063.00	8.75	1,016.80	8.55
Aggressive Growth Fund
Class A	1,000	1.37%	1,212.30	7.51	1,018.00	6.85
Class L	1,000	1.12%	1,213.10	6.15	1,019.20	5.61
Class Y	1,000	0.97%	1,215.60	5.33	1,020.00	4.86
Class S	1,000	0.87%	1,216.60	4.78	1,020.50	4.36
Class N	1,000	1.67%	1,209.20	9.15	1,016.50	8.35
NASDAQ-100 Fund
Class A	1,000	1.23%	1,215.50	6.76	1,018.70	6.16
Class L	1,000	0.98%	1,217.80	5.39	1,019.90	4.91
Class Y	1,000	0.83%	1,215.00	4.56	1,020.70	4.16
Class S	1,000	0.73%	1,220.10	4.02	1,021.20	3.66
Class N	1,000	1.53%	1,213.10	8.40	1,017.20	7.65
Focused Value Fund
Class A	1,000	1.31%	1,214.80	7.19	1,018.30	6.56
Class L	1,000	1.06%	1,215.90	5.82	1,019.50	5.31
Class Y	1,000	0.91%	1,217.60	5.00	1,020.30	4.56
Class S	1,000	0.81%	1,217.00	4.45	1,020.80	4.06
Class N	1,000	1.61%	1,213.40	8.84	1,016.80	8.05
Mid-Cap Value Fund
Class A	1,000	1.32%	1,035.80	6.66	1,018.20	6.61
Class L	1,000	1.07%	1,035.70	5.40	1,019.50	5.36
Class Y	1,000	0.92%	1,038.90	4.65	1,020.20	4.61
Class S	1,000	0.82%	1,037.30	4.14	1,020.70	4.11
Class N	1,000	1.62%	1,034.20	8.17	1,016.80	8.10
Small Cap Value Equity Fund
Class A	1,000	1.39%	930.00	6.65	1,017.90	6.95
Class L	1,000	1.14%	930.00	5.46	1,019.10	5.71
Class Y	1,000	0.99%	931.60	4.74	1,019.90	4.96
Class S	1,000	0.89%	931.60	4.26	1,020.40	4.46
Class N	1,000	1.69%	928.50	8.08	1,016.40	8.45
Small Company Value Fund
Class A	1,000	1.50%	1,006.90	7.46	1,017.40	7.50
Class L	1,000	1.25%	1,008.00	6.22	1,018.60	6.26
Class Y	1,000	1.10%	1,010.20	5.48	1,019.30	5.51
Class S	1,000	1.06%	1,010.10	5.28	1,019.50	5.31
Class N	1,000	1.80%	1,005.90	8.95	1,015.90	9.00

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Equity Fund
Class A	$1,000	1.38%	$1,076.70	$7.11	$1,018.00	$6.90
Class L	1,000	1.13%	1,076.50	5.82	1,019.20	5.66
Class Y	1,000	0.98%	1,078.90	5.05	1,019.90	4.91
Class S	1,000	0.91%	1,078.50	4.69	1,020.30	4.56
Class N	1,000	1.68%	1,074.70	8.64	1,016.50	8.40
Mid Cap Growth Equity II Fund
Class A	1,000	1.36%	1,157.20	7.27	1,018.10	6.81
Class L	1,000	1.11%	1,159.90	5.94	1,019.30	5.56
Class Y	1,000	0.96%	1,160.10	5.14	1,020.00	4.81
Class S	1,000	0.87%	1,161.40	4.66	1,020.50	4.36
Class N	1,000	1.66%	1,155.60	8.87	1,016.60	8.30
Small Cap Growth Equity Fund
Class A	1,000	1.53%	1,124.40	8.06	1,017.20	7.65
Class L	1,000	1.28%	1,125.50	6.75	1,018.40	6.41
Class Y	1,000	1.13%	1,125.70	5.96	1,019.20	5.66
Class S	1,000	0.99%	1,127.20	5.22	1,019.90	4.96
Class N	1,000	1.83%	1,123.00	9.63	1,015.70	9.15
Small Company Growth Fund
Class A	1,000	1.61%	1,059.90	8.22	1,016.80	8.05
Class L	1,000	1.36%	1,060.40	6.95	1,018.10	6.81
Class Y	1,000	1.21%	1,063.40	6.19	1,018.80	6.06
Class S	1,000	1.17%	1,063.20	5.99	1,019.00	5.86
Class N	1,000	1.91%	1,057.40	9.74	1,015.30	9.54
Emerging Growth Fund
Class A	1,000	1.53%	983.20	7.52	1,017.20	7.65
Class L	1,000	1.28%	983.50	6.30	1,018.40	6.41
Class Y	1,000	1.13%	986.10	5.56	1,019.20	5.66
Class S	1,000	1.03%	986.20	5.07	1,019.70	5.16
Class N	1,000	1.83%	980.30	8.99	1,015.80	9.15
Diversified International Fund
Class A	1,000	1.42%	1,111.10	7.43	1,017.80	7.10
Class L	1,000	1.17%	1,110.70	6.12	1,019.00	5.86
Class Y	1,000	1.09%	1,112.70	5.71	1,019.40	5.46
Class S	1,000	0.99%	1,112.40	5.19	1,019.90	4.96
Class N	1,000	1.72%	1,109.30	9.00	1,016.30	8.60
Overseas Fund
Class A	1,000	1.51%	1,104.70	7.88	1,017.30	7.55
Class L	1,000	1.26%	1,108.50	6.59	1,018.50	6.31
Class Y	1,000	1.21%	1,108.10	6.32	1,018.80	6.06
Class S	1,000	1.16%	1,107.60	6.06	1,019.00	5.81
Class N	1,000	1.81%	1,104.30	9.44	1,015.80	9.05

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Destination Retirement Income Fund
Class A	$1,000	0.52%	$1,068.00	$2.67	$1,022.20	$2.61
Class L	1,000	0.27%	1,068.90	1.39	1,023.50	1.35
Class Y	1,000	0.17%	1,071.60	0.87	1,024.00	0.85
Class S	1,000	0.15%	1,070.30	0.77	1,024.10	0.75
Class N	1,000	0.82%	1,066.40	4.20	1,020.70	4.11
Destination Retirement 2010 Fund
Class A	1,000	0.54%	1,074.60	2.78	1,022.10	2.71
Class L	1,000	0.29%	1,077.10	1.49	1,023.40	1.45
Class Y	1,000	0.19%	1,078.50	0.98	1,024.70	0.95
Class S	1,000	0.14%	1,077.00	0.72	1,024.10	0.70
Class N	1,000	0.84%	1,074.50	4.32	1,020.60	4.21
Destination Retirement 2020 Fund
Class A	1,000	0.52%	1,082.70	2.69	1,022.20	2.61
Class L	1,000	0.27%	1,085.30	1.40	1,023.50	1.35
Class Y	1,000	0.17%	1,085.50	0.88	1,024.00	0.85
Class S	1,000	0.12%	1,085.30	0.62	1,024.20	0.60
Class N	1,000	0.82%	1,081.20	4.23	1,020.70	4.11
Destination Retirement 2030 Fund
Class A	1,000	0.52%	1,086.70	2.69	1,022.20	2.61
Class L	1,000	0.27%	1,087.70	1.40	1,023.50	1.35
Class Y	1,000	0.17%	1,089.50	0.88	1,024.00	0.85
Class S	1,000	0.12%	1,089.40	0.62	1,024.20	0.60
Class N	1,000	0.82%	1,085.00	4.24	1,020.70	4.11
Destination Retirement 2040 Fund
Class A	1,000	0.52%	1,085.80	2.69	1,022.20	2.61
Class L	1,000	0.27%	1,086.80	1.40	1,023.50	1.35
Class Y	1,000	0.17%	1,086.80	0.88	1,024.00	0.85
Class S	1,000	0.12%	1,088.40	0.62	1,024.20	0.60
Class N	1,000	0.82%	1,083.90	4.24	1,020.70	4.11
Destination Retirement 2050 Fund
Class A	1,000	0.50%	1,088.40	2.59	1,022.30	2.51
Class L	1,000	0.25%	1,088.20	1.29	1,023.60	1.25
Class Y	1,000	0.15%	1,088.20	0.78	1,024.10	0.75
Class S	1,000	0.10%	1,088.20	0.52	1,024.30	0.50
Class N	1,000	0.80%	1,084.50	4.13	1,020.80	4.01

*Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

August 29, 2009

Massachusetts Mutual Life Insurance Company
and affiliates, Springfield, MA 01111-0001

www.massmutual.com

© 2009 Massachusetts Mutual Life Insurance Company. All rights reserved.
MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) [of which Retirement Services is a division]
and its affiliated companies and sales representatives.	L4543 809 C:14941-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/09

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/27/09